UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02224

MML Series Investment Fund
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA			01111
(Address of principal executive offices)			(Zip code)

David W. O’Leary 1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		413-788-8411

Date of fiscal year end:	12/31/2006

Date of reporting period:	6/30/2006

Item 1. Reports to Stockholders.

MML Series Investment Fund

Semi-Annual Report
for the period ended
June 30, 2006

MML Asset Allocation Fund

MML Equity Income Fund

MML Income & Growth Fund

MML Growth & Income Fund

MML Blue Chip Growth Fund

MML Large Cap Growth Fund

MML Concentrated Growth Fund

MML Mid Cap Value Fund

MML Mid Cap Growth Fund

MML Small Cap Value Fund

MML Small Cap Index Fund

MML Global Fund

MML Foreign Fund

INVEST

INSURE

RETIRE

Table of Contents

Letter to Shareholders	1

Portfolio Manager Reports	3

Portfolio of Investments

MML Asset Allocation Fund	43

MML Equity Income Fund	49

MML Income & Growth Fund	51

MML Growth & Income Fund	53

MML Blue Chip Growth Fund	55

MML Large Cap Growth Fund	57

MML Concentrated Growth Fund	58

MML Mid Cap Value Fund	59

MML Mid Cap Growth Fund	61

MML Small Cap Value Fund	65

MML Small Cap Index Fund	68

MML Global Fund	74

MML Foreign Fund	76

Statement of Assets and Liabilities	78

Statement of Operations	86

Statement of Changes in Net Assets	90

Financial Highlights	94

Notes to Financial Statements	107

Other Information (Unaudited)	117

This material must be preceded or accompanied by a current prospectus for the MML Series Investment Fund II. Investors should consider a Fund's investment objective, risks and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus. Read it carefully before investing.

MML Series Investment Fund – Letter to Shareholders

To Our Shareholders

David O'Leary

While the recent weakness in the stock and bond markets was highly anticipated given the rally over the past three years, it does provide investors with an excellent opportunity to check in with their financial representative. MassMutual believes that individuals who diversify their investments can help to reduce their investment losses and increase their total returns – potentially increasing the likelihood of reaching their financial goals.

Stocks outpace bonds for the year-to-date period

The first half of 2006 was characterized by two very different periods for equities – with the first quarter showing strong results followed by losses in the second quarter. During the entire six month period, most of the major indices posted positive returns. On a year-to-date basis, the Dow Jones Industrial AverageSM (The Dow)*, which measures blue-chip activity, returned 4.04% and the S&P 500® Index, a broad measure of U.S. large-cap stocks, gained 2.70% for the period. The technology-laden Nasdaq Composite® Index (Nasdaq) lost 1.51%, as tech stocks lost more ground in the second quarter than they gained during the first three months. The clear outperformer, however, was the MSCI® EAFE® Index, a benchmark for foreign stocks that advanced 10.16% during the first half of the year.

In the bond market, the Lehman Brothers® Aggregate Bond Index, which measures the U.S. investment-grade fixed-income markets, returned –0.72% for the six-month period ended June 30, 2006. Investors in this market segment continued to face the challenges posed by a Federal Reserve (Fed) that remained in a tightening mode – raising the federal funds target rate in 0.25% increments four times – from 4.25% at the start of the first quarter to 5.25% at the end of June.

Turning to the first quarter of 2006, most U.S. stock indexes posted strong gains, as solid growth in corporate profits and signs of an uptick in overall economic activity helped to boost share prices. Against this backdrop, foreign stocks continued to outperform their U.S.-based counterparts.

As early estimates placed first quarter economic growth around the robust level of 5.0%, bond yields rose and prices fell. While, the official Gross Domestic Product (GDP) for the first quarter came in at 4.8%, it was ahead of the long-term growth rate of 3.5%. Inflationary pressures at the wholesale level were also somewhat stronger than expected, as the core Producer Price Index – excluding food and energy – ticked up by 0.4% in January and 0.3% in February. (Rising inflation tends to drive bond prices lower.) The period featured two hikes in short-term interest rates by the Fed, and longer-term rates also rose during the quarter. Consequently, the Lehman Brothers Aggregate Bond Index fell slightly.

The second quarter saw a turnaround in the fortunes of the equity markets, as investor uncertainty, caused in part by global unrest and rising oil prices, led many of the markets lower. In fact, the Dow was the only domestic equity benchmark to post a return in positive territory, advancing 0.37%. Even the first quarter's clear winner, foreign stocks, only produced 0.70% gain, as measured by the MSCI EAFE Index – aided in part by a weaker U.S. dollar.

Meanwhile, with rising inflation and interest rates making headlines, bond prices remained on the defensive during the second quarter. Treasuries and higher-quality corporate bonds struggled against rising yields across all maturities. Bond prices in the longer maturities were particularly weak. As a result, the Lehman Brothers Aggregate Bond Index ended the quarter just below the break-even mark, returning –0.08%.

A look at the recent market volatility

The stock market recovery of the past few years can be divided into two phases. First, there was a period of strongly advancing share prices for roughly a year following the March 2003 lows, as investors were cheered by early military success in Iraq and signs that the U.S. economy was finally on the mend after a prolonged bear market in stocks. A key player in this recovery was former Fed chairman Alan

(Continued)

MML Series Investment Fund – Letter to Shareholders (Continued)

Greenspan, who from early 2001 through November 2002, advocated the Fed's strategy to progressively lower the target federal funds rate from 6.50% to 1.25% – a level unseen for decades. One final 0.25% cut would follow near the end of June 2003, while the economic rally was still in motion.

Naturally, short-term interest rates could not remain at 1.00% forever. In June 2004, Mr. Greenspan began raising rates again, employing a methodical, gradual approach to "removing policy accommodation," which appeared to calm investors' nerves. As a result, stock prices trended irregularly higher for almost the next two years. With the economy growing at a healthy, sustainable pace and short-term interest rates on track to return to merely a neutral level, there was a lot for investors to like about the financial environment. The stock market, of course, generally likes predictability and dislikes uncertainty.

Nevertheless, a few storm clouds dotted the horizon. Most notably, these included the rapid escalation of crude oil prices, which exceeded $70 at the end of June 2006 – and significant rallies in commodity prices, such as copper and gold, suggesting the possibility of worsening inflation on the horizon. For quite a while, though, it seemed as though the economy and the stock market were holding together nicely in the face of the twin threats of advancing commodity prices and rising interest rates.

So what happened to change things in the more recent environment? For one thing, inflation crept up to levels the Fed considers unacceptable. At the same time, near the end of May, there were signs that the Fed's credit-tightening moves were beginning to slow the economy. Central bank officials have stated numerous times that interest rate policy in the immediate future will be determined by economic data, rather than by the previous agenda of removing the stimulative monetary conditions that brought the economy out of recession. However, the conundrum facing the Fed under Ben Bernanke, Mr. Greenspan's successor, was – and is – what to do when the data give conflicting signals. All of this could add up to uncertainty – and, in all likelihood, increased volatility in the financial markets – at least, until additional information clarifies the situation.

Outlook

The second quarter's weakness in the stock and bond markets is not unusual. Periods of underperformance can, however, serve as a timely reminder to check in with your financial representative, who can help you assess your comfort level with your current investment strategy – or identify any changes you would like to implement. MassMutual believes investors should consider taking a long-term perspective and employing a strategy of diversification among investment types. Although proper diversification cannot prevent losses, its long-term effect has tended to be a reduction in losses and an increase in total returns. By helping smooth out the peaks and valleys of investing, diversification can help you to stay the course and may increase the likelihood that you'll reach your financial goals.

David O'Leary
President

* Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

The information provided is the opinion of MassMutual Retirement Services Investments Marketing as of 7/1/06 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

MML Asset Allocation Fund – Portfolio Manager Report

What is the investment objective of the MML Asset Allocation Fund?
   The Fund seeks to provide high total return consistent with preservation of capital over the long term by investing its assets in both equity and fixed-income securities. The Fund's sub-adviser determines the asset allocation between equity and fixed-income securities. Up to 80% of the Fund's assets may be invested in equities; up to 60% in fixed income.

How did the Fund perform during the two months ended June 30, 2006?
   Since the Fund's inception on May 1, 2006, it returned –2.50%, lagging the –2.04% return of the Lipper Balanced Fund Index, an unmanaged, equally weighted index of the 30 largest mutual funds within the Lipper Balanced Category.

What was the investment backdrop during the period?
   After touching a five-year high, stocks tumbled from mid-May to mid-June, resulting in negative returns for the second quarter of 2006. Investors became more cautious, unwinding riskier positions and rotating into defensive areas, such as utilities and consumer staples. Energy stocks were resilient, benefiting from firmer oil prices. Financials and industrials also held up relatively well, thanks to another quarter of exceptional earnings. Small caps declined more than their large-cap counterparts.

The shift in market sentiment was triggered by rising core inflation figures and the Federal Reserve's (Fed's) increasingly aggressive tone – although comments by the Fed after its June 29 rate-setting meeting were more accommodating and suggested that a pause in the tightening cycle was possible. The Fed raised short-term interest rates twice during the quarter, bringing the federal funds rate to 5.25% on June 29.

Equity investors took some solace in strong quarterly earnings, but acknowledged that earnings growth could slow if domestic economic growth moderated as expected. Growth stocks continued to fare poorly in this environment, as the durability of consumer spending was called into question and the visibility of top-line growth for some companies and industries appeared murky.

Fixed-income markets had slightly negative returns, as bond yields rose across the curve. Treasuries outperformed other fixed-income sectors. Within the mortgage sector, greater market volatility curtailed prices. Below investment-grade credits were subdued due to a general rise in risk aversion along with concerns about potential leveraged buyouts.

What factors contributed to the Fund's performance?
   The portfolio held an overweight position in equities during the second quarter, relative to its benchmark, the Lipper Balanced Fund Index. This hindered results during the period; consequently, we trimmed our equity position slightly. Within the equity portfolio, stock selection contributed to results, especially in the areas of financials, health care and industrials. The portfolio's weighting among the various sectors relative to the benchmark, however, hurt results. The primary detractor from returns was the portfolio's substantial overweight position in information technology stocks.

Within the fixed-income portion of the portfolio, we maintained a slightly long duration stance, which helped relative performance. We reduced our allocation to pass-through mortgages from neutral to underweight, which helped results, as mortgages underperformed Treasuries on a duration-adjusted basis. We had an index weighting in investment-grade corporate bonds. Investment-grade spreads – or the difference in yields – relative to Treasuries are at their widest point for the year, but remain narrow on a historical basis, and investment-grade corporate bonds slightly outperformed similar-duration Treasuries year to date. The portfolio includes allocations to emerging markets debt, which hampered the Fund's results during the second quarter.

What is your outlook?
   We view the recent equity sell-off as a healthy correction after three years of rising stock prices and low volatility. Corporate balance sheets are strong, profits are growing and, in our view, valuations are reasonable. From a portfolio perspective, we expect to maintain a neutral exposure to investment-grade corporate bonds. We are avoiding sectors and companies most at risk of leveraged buyouts, instead buying issues of companies we believe have regulated structures, covenants or large market capitalizations – all of which are impediments to leveraging transactions. On the positive side, corporate profits have been strong and should benefit credit quality and tight spreads.

MML Asset Allocation Fund – Portfolio Manager Report (Continued)

MML Asset Allocation Fund Asset Allocation (% of Net Assets) on 06/30/06
Common Stocks	67.9%
Bonds	29.8%
Short-Term Investments and Other Assets and Liabilities	2.3%
100.0%

MML Asset Allocation Fund Largest Stock Holdings (6/30/06)

SLM Corp.

General Electric Co.

AstraZeneca PLC Sponsored ADR (United Kingdom)

Microsoft Corp.

Forest Laboratories, Inc.

JP Morgan Chase & Co.

Lowe's Companies, Inc.

Royal Dutch Shell PLC Sponsored ADR

Cisco Systems, Inc.

Fluor Corp.

MML Asset Allocation Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MML Asset Allocation Fund and the Lipper Balanced Fund Index.

Total Returns	Since Inception 5/1/06 - 6/30/06
MML Asset Allocation Fund	–2.50%
Lipper Balanced Fund Index	–2.04%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by accessing the website at www.massmutual.com.

Investors should note that the Fund is a professionally managed mutual fund, while the Lipper Balanced Fund Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. The Fund's return reflects changes in the net asset value per share without the deduction of any product charges. The inclusion of these charges would have reduced the performance shown here.

MML Equity Income Fund – Portfolio Manager Report

What is the investment objective of the MML Equity Income Fund?
   The Fund seeks dividend income and long-term capital growth by investing in the common stocks of established companies.

How did the Fund perform during the two months ended June 30, 2006?
   Since the Fund's inception on May 1, 2006, it returned –2.00%, outperforming the –2.75%, return of the S&P 500® Index, a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies.

What was the investment backdrop during the period?
   U.S. stocks declined in the two-month period ended June 30, 2006, wiping out earlier gains in the year. Investor sentiment deteriorated rapidly in mid-May, amid concerns that rising inflation would force the Federal Reserve (Fed) to raise rates more than investors had expected – which, in turn, could crimp economic and corporate profit growth. Due to investor unrest, the volatility continued into June. Markets recovered some at the end of the month, however, on news that the Fed might be ready to end its current tightening cycle. Value stocks held up better than growth stocks throughout the period.

What factors contributed to the Fund's performance?
   For the two months ended June 30, stock selection in the financials sector was a major detractor from performance relative to the Fund's S&P 500 Index benchmark, due primarily to our insurance holdings. Marsh & McLennan was the largest relative detractor in the financial sector, and the largest absolute detractor in the portfolio. Our capital markets holdings also hurt relative performance; within that industry, Charles Schwab was the largest drag on the Fund. An overweight position and stock selection in the materials sector also weighed on results. Our overweight position in the industrials and business services sectors, particularly in machinery and aerospace companies, hurt relative performance as well.

  On the upside, the portfolio's overweight position in the defensive consumer staples sector provided the best contribution to relative performance. Campbell Soup had good results, as the market rewarded its efforts to reposition its products from a "healthy" standpoint. Household product maker Colgate Palmolive was another contributor to our relative returns.

  Pharmaceutical stocks helped to produce good relative results in the health care sector. Strong performance from Eli Lilly, which has a strong new product pipeline, and Merck, which won approval for an anti-cervical cancer vaccine, drove the Fund's results. The Fund also benefited by avoiding health care technology, which continued to decline after multi-year gains.

  Although the information technology sector slightly hurt our relative results, stock selection within the sector made a significant contribution to relative performance. Intel, Microsoft, and Dell gained during the period. We see significant opportunity in quality information technology names that have been under pressure. During the May and June decline, we took the opportunity to add to our positions.

What is your outlook?
   The U.S. economy remains healthy, and though a slowdown is expected, a recession is not. Valuations are neither too high nor compellingly attractive, and liquidity is good. We think large-cap stocks are cheaper than small-caps and that a number of stocks once considered growth issues are attractively priced. As always, we look for companies with attractive valuations that have strong balance sheets and have boosted shareholder value by share buybacks or increasing dividends.

MML Equity Income Fund – Portfolio Manager Report (Continued)

MML Equity Income Fund Industry Table (% of Net Assets) on 06/30/06
Energy	10.4%
Banking, Savings & Loans	9.0%
Pharmaceuticals	8.2%
Broadcasting, Publishing & Printing	6.8%
Telephone Utilities	5.9%
Insurance	5.4%
Electric Utilities	4.7%
Electrical Equipment & Electronics	4.6%
Financial Services	3.3%
Aerospace & Defense	2.9%
Cosmetics & Personal Care	2.8%
Foods	2.7%
Computers & Information	2.5%
Beverages	2.3%
Chemicals	2.1%
Forest Products & Paper	2.1%
Transportation	2.0%
Retail	1.9%
Industrial — Diversified	1.7%
Prepackaged Software	1.6%
Household Products	1.5%
Communications	1.5%
Commercial Services	1.3%
Machinery & Components	1.3%
Entertainment & Leisure	0.9%
Medical Supplies	0.9%
Toys, Games	0.8%
Manufacturing	0.8%
Photography Equipment/ Supplies	0.8%
Automotive & Parts	0.7%
Building Materials & Construction	0.7%
Metals & Mining	0.6%
Communications Equipment	0.6%
Tobacco	0.5%
Real Estate	0.4%
Short-Term Investments and Other Assets and Liabilities	3.8%
100.0%

MML Equity Income Fund Largest Stock Holdings (6/30/06)

General Electric Co.

JP Morgan Chase & Co.

Chevron Corp.

Exxon Mobil Corp.

AT&T, Inc.

Royal Dutch Shell PLC Sponsored ADR

International Paper Co.

Microsoft Corp.

Morgan Stanley

Union Pacific Corp.

MML Equity Income Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MML Equity Income Fund and the S&P 500 Index.

Total Returns	Since Inception 5/1/06 - 6/30/06
MML Equity Income Fund	–2.00%
S&P 500 Index	–2.75%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by accessing the website at www.massmutual.com.

Investors should note that the Fund is a professionally managed mutual fund, while the S&P 500 Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. The Fund's return reflects changes in the net asset value per share without the deduction of any product charges. The inclusion of these charges would have reduced the performance shown here.

MML Income & Growth Fund – Portfolio Manager Report

What is the investment objective of the MML Income & Growth Fund?
   The Fund seeks growth of capital by investing in common stocks of companies which the Fund's sub-adviser believes offer prospects for capital growth. Income is a secondary objective.

How did the Fund perform during the two months ended June 30, 2006?
   Since the Fund's inception on May 1, 2006, it returned –2.10%, outperforming the –2.75% return of the S&P 500® Index, a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies.

What was the investment backdrop during the period?
   After posting solid gains in the first three months of 2006, the U.S. stock market reversed course in the second quarter of the year. Stocks declined as evidence of increasing inflation – in the form of higher-than-expected readings on the Consumer Price Index – led to further interest rate increases by the Federal Reserve (Fed). Consequently, investors grew concerned about the potential negative impact of rising interest rates on the economy and corporate profits.

  Most broad domestic stock indexes fell in the second quarter of 2006. In a reversal from the previous quarter, large-cap stocks held up the best, while smaller-company issues suffered the most substantial declines. Value shares outperformed growth across all market capitalizations, reflecting the risk-averse sentiment in the broader market.

  Within the S&P 500 Index, just three sectors – utilities, energy and consumer staples – produced positive returns in the second quarter. Higher energy prices boosted utilities and energy stocks, while the consumer staples sector benefited from a shift toward more defensive segments of the market. The growth-oriented information technology and health care sectors posted the weakest returns in the Index.

What factors contributed to the Fund's performance?
   Stock selection in nearly every sector of the market contributed positively to the Fund's performance relative to the S&P 500 Index (the benchmark), led by information technology and health care – the worst-performing sectors of the market. Successful stock selection in these two sectors was largely dependent on avoiding the pitfalls. For example, the portfolio benefited from an underweight position in communications equipment stocks, which suffered the most significant losses in the information technology sector. The Fund also avoided wireless technology company QUALCOMM, which fell during the quarter. In the health care sector, underweights in biotechnology stocks and health care equipment and supplies companies contributed positively to relative results. One of the few individual overweights that paid off in this sector was Applied Biosystems-Applera, which saw its earnings double as sales rose substantially.

  The consumer sectors – consumer discretionary and consumer staples – were among the only segments of the market to detract from the Fund's relative performance in the second quarter. Consumer discretionary stocks declined the most, as high gas prices and rising interest rates began to have an adverse impact on consumer spending. Bookselling retailer Barnes & Noble was one of the biggest individual detractors from relative performance. The company reported solid earnings, but disappointed investors by projecting a decline in same-store sales growth for the third quarter. The portfolio's continued overweight in automaker Ford Motor Company also weighed on relative results. Ford remained mired in a sales slump, particularly among its trucks and SUVs. The company also reported an earnings shortfall in the first quarter of 2006.

What is your outlook?
   It is impossible to predict with any certainty whether or not the volatility that the equity markets have experienced in the first six months of 2006 is nearing an end. Numerous forces will continue to influence the direction that the market takes moving forward – such as oil prices, inflation, geopolitical unrest and Fed policy. We believe, however, that we have positioned the Fund to be ready to handle the wide array of market conditions that investors may face throughout the remainder of the year.

MML Income & Growth Fund – Portfolio Manager Report (Continued)

MML Income & Growth Fund Industry Table (% of Net Assets) on 06/30/06
Energy	13.3%
Financial Services	13.1%
Banking, Savings & Loans	9.4%
Pharmaceuticals	9.2%
Insurance	4.6%
Electric Utilities	4.0%
Telephone Utilities	3.8%
Computers & Information	3.7%
Chemicals	3.3%
Electrical Equipment & Electronics	2.6%
Machinery & Components	2.5%
Prepackaged Software	2.4%
Transportation	2.3%
Aerospace & Defense	2.2%
Computers & Office Equipment	2.1%
Automotive & Parts	2.1%
Medical Supplies	2.1%
Cosmetics & Personal Care	2.0%
Metals & Mining	1.6%
Building Materials & Construction	1.6%
Broadcasting, Publishing & Printing	1.4%
Foods	1.4%
Food Retailers	1.2%
Restaurants	1.0%
Household Products	0.9%
Retail	0.9%
Computer Related Services	0.8%
Computer Integrated Systems Design	0.7%
Healthcare	0.6%
Entertainment & Leisure	0.6%
Commercial Services	0.5%
Industrial — Diversified	0.5%
Communications Equipment	0.3%
Forest Products & Paper	0.3%
Apparel, Textiles & Shoes	0.3%
Air Transportation	0.1%
Toys, Games	0.1%
Computer Programming Services	0.1%
Home Construction, Furnishings & Appliances	0.1%
Electronics	0.1%
Short-Term Investments and Other Assets and Liabilities	0.2%
100.0%

MML Income & Growth Fund Largest Stock Holdings (6/30/06)

Exxon Mobil Corp.

Chevron Corp.

International Business Machines Corp.

Citigroup, Inc.

Bank of America Corp.

Washington Mutual, Inc.

Morgan Stanley

FirstEnergy Corp.

Cummins, Inc.

Merck & Co., Inc.

MML Income & Growth Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MML Income & Growth Fund and the S&P 500 Index.

Total Returns	Since Inception 5/1/06 - 6/30/06
MML Income & Growth Fund	–2.10%
S&P 500 Index	–2.75%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by accessing the website at www.massmutual.com.

Investors should note that the Fund is a professionally managed mutual fund, while the S&P 500 Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. The Fund's return reflects changes in the net asset value per share without the deduction of any product charges. The inclusion of these charges would have reduced the performance shown here.

MML Growth & Income Fund – Portfolio Manager Report

What is the investment objective of the MML Growth & Income Fund?
   The Fund seeks capital appreciation and income by investing at least 80% of its net assets, under normal market conditions, in equity securities and equity-related securities.

How did the Fund perform during the two months ended June 30, 2006?
   Since the Fund's inception on May 1, 2006, it returned –3.60%, underperforming the –2.75% return of the S&P 500® Index, a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies.

What was the investment backdrop during the period?
   After touching a five-year high, stocks tumbled from mid-May to mid-June, resulting in negative returns for the second quarter. Investors became more cautious, unwinding riskier positions and rotating into defensive areas, such as utilities and consumer staples. Energy stocks were resilient, benefiting from increasing oil prices. Financials and industrials also held up relatively well, thanks to another quarter of exceptional earnings reports.

The shift in market sentiment was triggered by rising core inflation figures and the Federal Reserve's (Fed's) increasingly strong tone – though comments by the Fed after the June 29 Federal Open Market Committee meeting were more accommodating and suggested that a pause in the tightening cycle was possible. The Fed raised short-term interest rates twice during the quarter and long-term interest rates also trended higher.

Equity investors took some solace in strong quarterly earnings, but conceded that earnings growth could slow if domestic economic expansion moderated as expected. Growth stocks continued to fare poorly in this environment, as the durability of consumer spending was called into question and the visibility of top-line growth for some companies and industries appeared murky.

Fixed-income markets had slightly negative returns, as bond yields rose across the curve. Treasuries outperformed other fixed-income sectors. Within the mortgage sector, greater market volatility curtailed prices. Investment-grade credits underperformed due to a general rise in risk aversion along with concerns about potential leveraged buyouts. This sector was also affected by uncertainty surrounding the rating status of hybrid securities (instruments that feature characteristics of both equity and debt), which had recently been issued in large volume.

What factors contributed to the Fund's performance?
   During the two months ended June 30, the portfolio held a significantly overweight position in equities, relative to the Fund's benchmark, the S&P 500 Index. This overweight position hindered results during the second quarter. Consequently, we trimmed our equity allocation slightly during the period.

Within the equity segment of the Fund's portfolio, stock selection was helpful to results, especially in the areas of financials, health care and industrials. The portfolio's weighting among the various sectors relative to the index, however, hurt results. The primary detractor from returns was the portfolio's substantial overweight position in information technology stocks.

Within the fixed-income portion of the portfolio, we maintained a slightly long duration stance, which helped relative performance. We reduced our allocation to pass-through mortgages from neutral to underweight, which helped results as mortgages underperformed Treasuries on a duration-adjusted basis. We had an index weighting in investment-grade corporate bonds. As of June 30, investment-grade spreads – or differences in yields – relative to Treasuries were at their widest point for the year, but remained narrow on a historical basis, and investment-grade corporate bonds slightly outperformed similar-duration Treasuries year to date.

The portfolio includes allocations to emerging markets debt. The allocation to emerging markets debt hurt results during the second quarter.

MML Growth & Income Fund – Portfolio Manager Report (Continued)

What is your outlook?
   We view the recent equity sell-off as a healthy correction after three years of rising stock prices and low volatility. Corporate balance sheets are strong, profits are growing and, in our view, valuations are reasonable. Investors have expressed concern about a consumer-led economic slowdown. We do believe U.S. GDP growth will ease somewhat, but we think consumers are in better shape than they are generally depicted. The widely anticipated slowdown in home sales has begun, but consumer spending is driven primarily by income growth, which remains healthy.

We expect to maintain a neutral exposure to investment-grade corporate bonds. We are avoiding sectors and companies most at risk of leveraged buyouts, instead buying issues of companies we believe have regulated structures, covenants or large market capitalizations – all of which are impediments to leveraging transactions. On the positive side, corporate profits have been strong and should benefit credit quality and tight spreads.

MML Growth & Income Fund – Portfolio Manager Report (Continued)

MML Growth & Income Fund Industry Table (% of Net Assets) on 06/30/06
Banking, Savings & Loans	13.0%
Electrical Equipment & Electronics	11.5%
Pharmaceuticals	9.5%
Energy	7.6%
Computers & Information	4.7%
Retail	3.8%
Insurance	3.6%
Medical Supplies	3.0%
Prepackaged Software	2.8%
Commercial Services	2.6%
Telephone Utilities	2.5%
Foods	2.3%
Manufacturing	2.3%
Industrial — Diversified	2.1%
Beverages	2.0%
Metals & Mining	2.0%
Aerospace & Defense	1.9%
Tobacco	1.8%
Chemicals	1.7%
Information Retrieval Services	1.7%
Broadcasting, Publishing & Printing	1.6%
Financial Services	1.6%
Transportation	1.5%
Healthcare	1.4%
Electric Utilities	1.4%
Household Products	1.3%
Advertising	1.1%
Lodging	1.0%
Entertainment & Leisure	0.9%
Computer Programming Services	0.8%
Data Processing & Preparation	0.8%
Machinery & Components	0.6%
Computer Integrated Systems Design	0.5%
Restaurants	0.4%
Automotive & Parts	0.3%
Home Construction, Furnishings & Appliances	0.3%
Forest Products & Paper	0.3%
Communications	0.2%
Computers & Office Equipment	0.2%
Real Estate	0.2%
Short-Term Investments and Other Assets and Liabilities	1.2%
100.0%

MML Growth & Income Fund Largest Stock Holdings (6/30/06)

SLM Corp.

General Electric Co.

AstraZeneca PLC Sponsored ADR
(United Kingdom)

Microsoft Corp.

Forest Laboratories, Inc.

Washington Mutual, Inc.

Lowe's Companies, Inc.

Royal Dutch Shell PLC Sponsored ADR

Cisco Systems, Inc.

JP Morgan Chase & Co.

MML Growth & Income Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MML Growth & Income Fund and the S&P 500 Index.

Total Returns	Since Inception 5/1/06 - 6/30/06
MML Growth & Income Fund	–3.60%
S&P 500 Index	–2.75%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by accessing the website at www.massmutual.com.

Investors should note that the Fund is a professionally managed mutual fund, while the S&P 500 Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. The Fund's return reflects changes in the net asset value per share without the deduction of any product charges. The inclusion of these charges would have reduced the performance shown here.

MML Blue Chip Growth Fund – Portfolio Manager Report

What is the investment objective of the MML Blue Chip Growth Fund?
   The Fund seeks long-term capital growth by normally investing at least 80% of its net assets in the common stocks of large and medium-sized blue chip growth companies. Income is a secondary objective.

How did the Fund perform during the two months ended June 30, 2006?
   Since the Fund's inception on May 1, 2006, it returned –4.40%, trailing the –2.75% return of the S&P 500® Index, a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies.

What was the investment backdrop during the period?
   The second quarter saw a turnaround in the fortunes of the equity markets (on the heels of a strong first quarter), as investor uncertainty – caused in part by global unrest and rising oil prices – led many of the markets lower. In fact, The Dow Jones Industrial AverageSM was the only domestic equity benchmark to post a return in positive territory, advancing 0.37% for the three months ended June 30, 2006.

What factors contributed to the Fund's performance?
   The Fund's performance, relative to its S&P 500 Index benchmark, benefited from stock selection and an underweight position in the information technology sector. Also contributing was stock selection among our consumer discretionary holdings. Conversely, our stock picks in financials and our underweight position in consumer staples detracted. On an absolute performance basis, the Fund's large losses in the information technology and financials sectors overwhelmed the positive results generated by consumer staples, our only sector to post a significant gain for the two months ended June 30.

Financials were the largest relative performance detractors during the period due to stock selection. Capital market firms Legg Mason and TD Ameritrade Holding posted double-digit declines, following strong gains earlier in the year. Nevertheless, we have faith in the industry and believe that capital markets firms can thrive in the current economic environment.

Underweighting traditional value sectors – including consumer staples, utilities, industrials and business services – also hampered the Fund's relative results. We typically have a below-benchmark weighting because the majority of the companies in those sectors do not meet our growth requisites.

What is your outlook?
   We continue to anticipate solid Gross Domestic Product (GDP) growth in 2006, with modest increases in inflation and interest rates and stable unemployment and consumer confidence. In addition, we expect that there will be good corporate profits and earnings growth – which have the potential to lead to increased business spending.

Valuations appear reasonable, particularly for large-cap growth companies generating consistent earnings and cash flow growth. However, we believe that, in tandem with a moderation in average earnings growth rates, stock selection will become increasingly important. We remain optimistic on the prospects for equities and remain vigilant in our search for companies with durable long-term growth characteristics, regardless of the economic environment.

MML Blue Chip Growth Fund – Portfolio Manager Report (Continued)

MML Blue Chip Growth Fund Industry Table (% of Net Assets) on 06/30/06
Financial Services	12.5%
Electrical Equipment & Electronics	10.0%
Pharmaceuticals	8.6%
Retail	7.0%
Insurance	5.2%
Banking, Savings & Loans	5.1%
Energy	4.5%
Healthcare	4.4%
Prepackaged Software	4.4%
Computers & Information	3.8%
Communications	3.6%
Information Retrieval Services	3.5%
Machinery & Components	3.3%
Industrial — Diversified	3.2%
Medical Supplies	2.8%
Aerospace & Defense	2.0%
Data Processing & Preparation	2.0%
Broadcasting, Publishing & Printing	1.7%
Commercial Services	1.5%
Cosmetics & Personal Care	1.5%
Lodging	1.4%
Beverages	1.2%
Household Products	0.9%
Chemicals	0.9%
Metals & Mining	0.9%
Entertainment & Leisure	0.8%
Transportation	0.7%
Home Construction, Furnishings & Appliances	0.6%
Telephone Utilities	0.5%
Manufacturing	0.5%
Foods	0.5%
Advertising	0.4%
Short-Term Investments and Other Assets and Liabilities	0.1%
100.0%

MML Blue Chip Growth Largest Stock Holdings (6/30/06)

General Electric Co.

Danaher Corp.

Microsoft Corp.

UnitedHealth Group, Inc.

Schlumberger Ltd.

Citigroup, Inc.

State Street Corp.

Google, Inc. Cl. A

Wal-Mart Stores, Inc.

American International Group, Inc.

MML Blue Chip Growth Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MML Blue Chip Growth Fund and the S&P 500 Index.

Total Returns	Since Inception 5/1/06 - 6/30/06
MML Blue Chip Growth Fund	–4.40%
S&P 500 Index	–2.75%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by accessing the website at www.massmutual.com.

Investors should note that the Fund is a professionally managed mutual fund, while the S&P 500 Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. The Fund's return reflects changes in the net asset value per share without the deduction of any product charges. The inclusion of these charges would have reduced the performance shown here.

MML Large Cap Growth Fund – Portfolio Manager Report

What is the investment objective of the MML Large Cap Growth Fund?
   The Fund seeks long-term capital appreciation by normally investing at least 80% of its net assets in the common stocks and securities convertible into common stocks of companies which the Fund's sub-adviser believes offer prospects for long-term growth and which, at the time of purchase, have market capitalizations of at least approximately $10 billion.

How did the Fund perform during the two months ended June 30, 2006?
   Since the Fund's inception on May 1, 2006, it returned –7.60%, underperforming the –2.75% return of the S&P 500® Index, a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies.

What was the investment backdrop during the period?
   For the second quarter of 2006, U.S. equity markets were down nearly across the board, as fears of the Federal Reserve (Fed) increasing interest rates to combat inflation drove the yield on the 10-year Treasury up 0.30% to 5.14%. The market uncertainty that emerged in the first quarter accelerated in the second, and investors who had gotten out of touch with volatility in recent years saw renewed gyrations in day-to-day returns. Growth stocks in particular suffered more than their share of this volatility.

What factors contributed to the Fund's performance?
   The Fund's underperformance was driven largely by the volatility of growth stocks in the second quarter. This hampered the Fund's progress, as our portfolio had been aggressively positioned (albeit prematurely) for a return to a growth cycle.

The Fund's second quarter challenges were also related to stock-specific issues with several of our information technology and health care holdings, compounded by overall market concerns, including inflation worries. The information technology sector was the largest detractor from the Fund's performance relative to its benchmark, the S&P 500 Index. Despite this, our overweight position in Google and underweight position in Microsoft were top contributors to our second quarter returns.

The health care sector was the second-largest detractor from the Fund's results, as our overweight positions in Teva Pharma, UnitedHealth Group and St. Jude hampered the Fund's progress.

Sector allocation also detracted from our performance – particularly our underweight positions in the industrials and consumer staples sectors.

Conversely, the largest contribution to the Fund's relative returns in the second quarter came from our overweight stake in the energy sector, which was one of the top performers during the period.

What is your outlook?
   We believe that the renewed outperformance of value stocks is only a temporary phenomenon. Economic indicators in the first quarter started showing surprising strength, and first quarter U.S. Gross Domestic Product (GDP) did come in far ahead of what was anticipated. But we see this surge as an offset to the fourth quarter of 2005, during which GDP was considerably lower than many recent quarters. When you average these two quarters together, you see the economic slowdown that we have been anticipating. Historically, growth stocks have generally outperformed value stocks during periods of decelerating economic growth.

MML Large Cap Growth Fund – Portfolio Manager Report (Continued)

MML Large Cap Growth Fund Industry Table (% of Net Assets) on 06/30/06
Pharmaceuticals	12.0%
Financial Services	10.6%
Information Retrieval Services	9.6%
Energy	7.9%
Insurance	6.5%
Electrical Equipment & Electronics	6.1%
Communications	5.9%
Retail	5.2%
Healthcare	5.1%
Banking, Savings & Loans	4.8%
Computers & Information	4.3%
Cosmetics & Personal Care	4.1%
Aerospace & Defense	4.0%
Lodging	3.1%
Household Products	2.8%
Commercial Services	1.9%
Restaurants	1.7%
Chemicals	1.6%
Machinery & Components	0.6%
Prepackaged Software	0.5%
Industrial — Diversified	0.5%
Foods	0.4%
Short-Term Investments and Other Assets and Liabilities	0.8%
100.0%

MML Large Cap Growth Fund Largest Stock Holdings (6/30/06)

Google, Inc. Cl. A

WellPoint, Inc.

Apple Computer, Inc.

The Procter & Gamble Co.

Halliburton Co.

Genentech, Inc.

Yahoo!, Inc.

Boeing Co.

Qualcomm, Inc.

Legg Mason, Inc.

MML Large Cap Growth Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MML Large Cap Growth Fund and the S&P 500 Index.

Total Returns	Since Inception 5/1/06 - 6/30/06
MML Large Cap Growth Fund	–7.60%
S&P 500 Index	–2.75%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by accessing the website at www.massmutual.com.

Investors should note that the Fund is a professionally managed mutual fund, while the S&P 500 Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. The Fund's return reflects changes in the net asset value per share without the deduction of any product charges. The inclusion of these charges would have reduced the performance shown here.

MML Concentrated Growth Fund – Portfolio Manager Report

What is the investment objective of the MML Concentrated Growth Fund?
   The Fund seeks long-term growth of capital by investing primarily in common stocks of companies that the Fund's sub-adviser believes offer above-average growth potential and trade at a significant discount to the sub-adviser's assessment of their intrinsic value. Any income realized will be incidental to the Fund's objective.

How did the Fund perform during the two months ended June 30, 2006?
   Since the Fund's inception on May 1, 2006, it returned –7.50%, lagging the –2.75% return of the S&P 500® Index, a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies.

What was the investment backdrop during the period?
   For the six months ended June 30, 2006, equities outperformed bonds, against a backdrop of rising inflation, a slowing economy and indications of a slowdown in the real estate market. In the first quarter of 2006, most U.S. stock indexes posted strong gains, as solid growth in corporate profits and signs of an uptick in overall economic activity helped to boost share prices.

The second quarter saw a turnaround in the fortunes of the equity markets, as investor uncertainty (caused in part by global unrest and rising oil prices) led many of the markets lower. In fact, The Dow Jones Industrial AverageSM was the only domestic equity benchmark to post a return in positive territory, advancing 0.37%.

What factors contributed to the Fund's performance?
   Overall, the Fund's performance during the two-month period ended June 30, 2006 was most hurt by the dismal returns of its health care and technology investments, as well as a significantly overweight position in the consumer discretionary sector, where its holdings underperformed those of the benchmark (S&P 500) index. On the upside, performance was bolstered by strong returns from individual securities, such as Google and Amazon.com, as well as underweight positions in several sectors where the portfolio generated less-than-favorable relative returns.

From a sector allocation perspective, our performance was hurt by our absence from the consumer staples and other energy sectors, both of which generated above-average returns. On the other hand, our overweight position in the strong autos and transportation sector, and our underweight position in technology, which was the worst-performing sector of the index, partially mitigated some of these effects.

The interaction of our sector allocation and security selection choices had a net positive impact on the portfolio, primarily due to our underweight position in health care, where our holdings significantly underperformed the sector benchmark. Conversely, our overweight position in consumer discretionary, where our holdings generated disappointing relative returns, hampered the Fund's results.

What is your outlook?
   We believe the market weakness experienced from early May to mid June was a correction rather than the start of a bear market. Although the Federal Reserve (Fed) is likely near the end of its current tightening cycle, we believe it will probably bump the federal funds rate one more time by 0.25% to 5.50% in August. In our view, the economy is likely to slow, but not collapse, and we expect earnings growth to moderate, but hold up well enough to support higher stock prices once it becomes apparent that the Fed is done tightening. The current environment of healthy corporate profits and decent valuations underpins our view that the market is undervalued by roughly 10% based on next year's earnings, and that broad market performance over the next 12 months will most likely match the level of corporate earnings growth. In addition, we believe that the superior performance of large-cap stocks exhibited during the second quarter may mark the beginning of a more extended period of improved relative returns for large-cap stocks after six-and-a-half years of relative underperformance versus small and mid caps.

MML Concentrated Growth Fund – Portfolio Manager Report (Continued)

MML Concentrated Growth Fund Industry Table (% of Net Assets) on 06/30/06
Financial Services	11.9%
Information Retrieval Services	11.0%
Communications	10.9%
Insurance	8.2%
Computers & Information	7.0%
Electrical Equipment & Electronics	6.8%
Commercial Services	6.7%
Retail	5.7%
Computer Related Services	5.1%
Prepackaged Software	4.9%
Automotive & Parts	3.7%
Healthcare	3.2%
Travel	2.5%
Apparel, Textiles & Shoes	2.1%
Transportation	2.1%
Machinery & Components	1.9%
Telephone Utilities	1.9%
Medical Supplies	1.9%
Broadcasting, Publishing & Printing	0.9%
Short-Term Investments and Other Assets and Liabilities	1.6%
100.0%

MML Concentrated Growth Fund Largest Stock Holdings (6/30/06)

Amazon.com, Inc.

Google, Inc. Cl. A

Yahoo!, Inc.

IAC/InterActiveCorp

Citigroup, Inc.

Nokia Oyj Sponsored ADR (Finland)

Countrywide Financial Corp.

Electronic Arts, Inc.

American International Group, Inc.

Dell, Inc.

MML Concentrated Growth Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MML Concentrated Growth Fund Class I, Class II, and the S&P 500 Index.

Total Returns	Since Inception 5/1/06 - 6/30/06
MML Concentrated Growth Fund Class I	–7.50%
MML Concentrated Growth Fund Class II	–7.50%
S&P 500 Index	–2.75%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by accessing the website at www.massmutual.com.

Investors should note that the Fund is a professionally managed mutual fund, while the S&P 500 Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. The Fund's return reflects changes in the net asset value per share without the deduction of any product charges. The inclusion of these charges would have reduced the performance shown here.

MML Mid Cap Value Fund – Portfolio Manager Report

What is the investment objective of the MML Mid Cap Value Fund?
   The Fund seeks long-term capital growth. Income is a secondary objective.

How did the Fund perform during the two months ended June 30, 2006?
   Since the Fund's inception on May 1, 2006, it returned –2.90%, outperforming the –3.25% return of the Russell Midcap® Index, an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000® Index, a capitalization-weighted index of the 1,000 U.S. companies with the largest market capitalization. In addition, the Fund outperformed the –3.03% of the Russell 3000®  Index, an unmanaged, capitalization-weighted index that measures the performance of the 3,000 U.S. companies with the largest market capitalization.

What was the investment backdrop during the period?
   Three factors that had been weighing on the market for the better part of a year – high energy prices, uneasiness about inflation and rising interest rates – precipitated a global flight from stocks midway through the second quarter of 2006. The pivot point was May 10, when the Federal Reserve (Fed), seeking to control inflation, raised its short-term target interest rate for the 16th consecutive time since June 2004. The market declined in response. In the last three weeks of May, the S&P 500 Index dropped 4.2%, registering its worst May performance in more than 20 years. The technology-heavy Nasdaq Composite fell 6.2%, relinquishing its gain for the year. The blue-chip Dow Jones Industrial AverageSM, which had been just 75 points shy of a record high on May 10, dropped almost 5% during the remainder of the month. Stocks cut a choppy path through June, as investors weighed whether the Fed would increase interest rates again at the end of the month.

What factors contributed to the Fund's performance?
   In this volatile market climate, effective stock selection in information technology companies and strategic weightings in consumer staples businesses contributed positively to the Fund's performance. In information technology, the Fund's managers' avoidance of Lucent Technologies Inc., a leading supplier of telecommunications networking equipment, which declined as a result of slowing sales in China and India, was a positive for the Fund. Equally careful selection in providers of information technology (IT) services brought positive returns to the portfolio. In consumer staples, the Fund was rewarded for its overweight positions in providers and retailers of everyday household products and food and beverages – items consumers tend to purchase regardless of the investment climate. Our top-performing securities within the sector included Kimberly-Clark Corp., the world's largest maker of personal-care paper products, and Anheuser-Busch Companies, Inc.

On the downside, the Fund's holdings in consumer discretionary businesses, along with energy investments, hindered returns. Within consumer discretionary, certain holdings, such as retailing, media, hotels, restaurants and leisure products, detracted most from the Fund's relative performance. Specifically, Dollar General Corp. found its profits squeezed by steep markdowns and gasoline prices that both raised transportation costs and slowed spending by the chain's low-income customers. In energy, while the Fund's management team was rewarded for its avoidance of the more-volatile energy equipment and services companies, that decision was offset by stock selection among oil and gas companies, which contributed to the benchmark's results.

What is your outlook?
   The Fund's management team remains committed to its discipline of seeking medium-sized companies whose shares appear to be undervalued for reasons unrelated to the firms' fundamental or financial health.

MML Mid Cap Value Fund – Portfolio Manager Report (Continued)

MML Mid Cap Value Fund Industry Table (% of Net Assets) on 06/30/06
Banking, Savings & Loans	9.4%
Chemicals	8.6%
Energy	7.0%
Insurance	5.5%
Commercial Services	5.3%
Medical Supplies	5.2%
Electric Utilities	4.9%
Foods	4.2%
Cosmetics & Personal Care	4.0%
Healthcare	3.9%
Retail	3.1%
Forest Products & Paper	3.0%
Entertainment & Leisure	2.8%
Beverages	2.4%
Electrical Equipment & Electronics	2.3%
Restaurants	2.3%
Household Products	2.2%
Financial Services	2.0%
Telephone Utilities	1.9%
Manufacturing	1.8%
Pharmaceuticals	1.7%
Toys, Games	1.6%
Oil & Gas	1.4%
Computer Integrated Systems Design	1.3%
Containers	1.3%
Automotive & Parts	1.3%
Building Materials & Construction	1.1%
Metals & Mining	0.9%
Aerospace & Defense	0.9%
Broadcasting, Publishing & Printing	0.8%
Transportation	0.7%
Apparel, Textiles & Shoes	0.6%
Communications	0.6%
Computers & Information	0.6%
Computers & Office Equipment	0.5%
Prepackaged Software	0.3%
Industrial — Distribution	0.3%
Machinery & Components	0.3%
Short-Term Investments and Other Assets and Liabilities	2.0%
100.0%

MML Mid Cap Value Fund Largest Stock Holdings (6/30/06)

International Flavors & Fragrances, Inc.

Equitable Resources, Inc.

Kimberly-Clark Corp.

Beckman Coulter, Inc.

Dollar General Corp.

Symmetry Medical, Inc.

Fifth Third Bancorp

Freddie Mac

SunTrust Banks, Inc.

Commonwealth Telephone Enterprises, Inc.

MML Mid Cap Value Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MML Mid Cap Value Fund, the Russell MidCap Index, and the Russell 3000 Index.

Total Returns	Since Inception 5/1/06 - 6/30/06
MML Mid Cap Value Fund	–2.90%
Russell MidCap Index	–3.25%
Russell 3000 Index	–3.03%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by accessing the website at www.massmutual.com.

Investors should note that the Fund is a professionally managed mutual fund, while the Russell MidCap Index and Russell 3000 Index are unmanaged and do not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. The Fund's return reflects changes in the net asset value per share without the deduction of any product charges. The inclusion of these charges would have reduced the performance shown here.

MML Mid Cap Growth Fund – Portfolio Manager Report

What is the investment objective of the MML Mid Cap Growth Fund?
   The Fund seeks long-term capital appreciation by investing, under normal conditions, at least 80% of its net assets in a broadly diversified portfolio of common stocks of mid-cap companies whose earnings the Fund's sub-adviser expects to grow at a faster rate than the average company.

How did the Fund perform during the two months ended June 30, 2006?
   Since the Fund's inception on May 1, 2006, it returned –5.00%, trailing the –4.49% return of the S&P MidCap 400® Index, a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies.

What was the investment backdrop during the period?
   During the second quarter of 2006, there was a turnaround in the fortunes of the equity markets (after a strong first quarter), as investor uncertainty – caused in part by global unrest and rising oil prices – led many of the markets lower. In fact, The Dow Jones Industrial AverageSM was the only domestic equity benchmark to post a return in positive territory, with its 0.37% advance.

Large-caps outpaced mid- and small-caps during the period, and growth trailed value. Traditional growth sectors, like consumer discretionary, health care and information technology, fared especially poorly. The energy and utilities sectors performed better, owing to higher commodity prices for energy and the attractive yields presented by utilities stocks in a declining market.

What factors contributed to the Fund's performance?
   The consumer discretionary sector benefited the Fund's performance relative to its benchmark, the S&P MidCap 400 Index, due to stock selection in household durables and media. Stock picks among energy equipment and services companies also fueled the Fund's returns.

Conversely, in the industrials and business services sector, weak stock selection in the machinery industry and among air freight and logistics companies weighed on the Fund's relative performance. Stock selection among biotechnology companies also accounted for the Fund's relative weakness.

What is your outlook?
   While the economy will likely slow from its rapid pace in recent years, we expect growth to remain solid and, combined with reasonably low inflation and interest rates, corporate profit growth to be favorable.

It is impossible to predict with any certainty whether or not the volatility that the equity markets have experienced recently is nearing an end. Numerous forces will continue to influence the direction that the market takes moving forward – such as oil prices, inflation, geopolitical unrest and Federal Reserve policy. We believe, however, that we have positioned the Fund to be ready to handle the wide array of market conditions that investors may face throughout the remainder of the year.

MML Mid Cap Growth Fund – Portfolio Manager Report (Continued)

MML Mid Cap Growth Fund Industry Table (% of Net Assets) on 06/30/06
Electrical Equipment & Electronics	10.7%
Pharmaceuticals	7.2%
Commercial Services	6.3%
Healthcare	5.4%
Energy	5.4%
Retail	5.2%
Prepackaged Software	4.4%
Communications	4.4%
Financial Services	4.1%
Advertising	4.1%
Machinery & Components	3.9%
Medical Supplies	3.1%
Aerospace & Defense	2.7%
Computers & Information	2.5%
Metals & Mining	2.2%
Insurance	1.9%
Telephone Utilities	1.9%
Computer Integrated Systems Design	1.8%
Computer Related Services	1.7%
Information Retrieval Services	1.3%
Industrial — Diversified	1.2%
Transportation	1.2%
Air Transportation	1.1%
Manufacturing	1.1%
Computer Programming Services	1.1%
Banking, Savings & Loans	1.1%
Home Construction, Furnishings & Appliances	1.0%
Restaurants	1.0%
Lodging	1.0%
Broadcasting, Publishing & Printing	0.9%
Automotive & Parts	0.9%
Entertainment & Leisure	0.8%
Chemicals	0.7%
Heavy Machinery	0.6%
Apparel, Textiles & Shoes	0.6%
Beverages	0.3%
Retail — Grocery	0.3%
Building Materials & Construction	0.2%
Foods	0.1%
Electric Utilities	0.1%
Data Processing & Preparation	0.1%
Industrial — Distribution	0.1%
Cosmetics & Personal Care	0.0%
Agribusiness	0.0%
Containers	0.0%
Education	0.0%
Short-Term Investments and Other Assets and Liabilities	4.3%
100.0%

MML Mid Cap Growth Fund Largest Stock Holdings (6/30/06)

BJ Services Co.

Roper Industries, Inc.

Crown Castle International Corp.

Rockwell Collins, Inc.

Smith International, Inc.

Lamar Advertising Co.

XTO Energy, Inc.

EOG Resources, Inc.

Cephalon, Inc.

Manpower, Inc.

MML Mid Cap Growth Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MML Mid Cap Growth Fund and the S&P MidCap 400 Index.

Total Returns	Since Inception 5/1/06 - 6/30/06
MML Mid Cap Growth Fund	–5.00%
S&P MidCap 400 Index	–4.49%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by accessing the website at www.massmutual.com.

Investors should note that the Fund is a professionally managed mutual fund, while the S&P MidCap 400 Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. The Fund's return reflects changes in the net asset value per share without the deduction of any product charges. The inclusion of these charges would have reduced the performance shown here.

MML Small Cap Value Fund – Portfolio Manager Report

What is the investment objective of the MML Small Cap Value Fund?
   The Fund seeks long-term total return by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes (measured at time of purchase), in a broadly diversified portfolio of equity investments in small-cap U.S. issuers, including foreign issuers that are traded in the United States.

How did the Fund perform during the two months ended June 30, 2006?
   Since the Fund's inception on May 1, 2006, it returned –5.40%, underperforming the –2.96% return of the Russell 2000® Value Index, a widely recognized, unmanaged index that measures the performance of those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth rates.

What was the investment backdrop during the period?
   The second quarter saw a turnaround in the fortunes of the equity markets (after an extremely strong first quarter), as investor uncertainty – caused in part by global unrest and rising oil prices – led many of the markets lower. In fact, The Dow Jones Industrial AverageSM was the only domestic equity benchmark to post a return in positive territory, advancing 0.37%.

In May and June, all 10 sectors in the Fund's benchmark, the Russell 2000 Value Index, were down, with the information technology (–11.9%) and materials (–10.7%) sectors posting the largest absolute losses. The information technology sector was also the biggest detractor from index returns.

What factors contributed to the Fund's performance?
   During the two-month period ended June 30, 2006, returns to our investment themes were mixed. Profitability was the best-performing theme, followed by Valuation, Analyst Sentiment, and Management Impact. On the downside, Momentum and Earnings Quality hurt relative returns. However, most of the shortfall for the period was the result of stock-specific/residual factors. Over longer periods, we expect to see very little return coming from these factors, although over a shorter timeframe, they may contribute more significantly to the Fund's performance.

Among sectors, stock selection was negative for the period. The Fund's holdings in the consumer discretionary and information technology sectors detracted the most from the Fund's performance. Conversely, stock picks in industrials outpaced their peers in the benchmark the most, but did little to offset losses experienced elsewhere.

In individual stocks, the Fund's overweight positions in Sunrise Assisted Living, Inc.; Intergraph Corp.; Six Flags, Inc.; Plexus Corp. and NewMarket Corp. were among the least successful selections for the period. On the upside, overweight positions in Volt Information Sciences, Inc.; Redwood Trust, Inc.; Highwoods Properties, Inc.; NCO Group and Jones Lang LaSalle, Inc. contributed the most to relative performance.

What is your outlook?
   Looking ahead, we continue to believe that cheaper stocks should outpace more expensive ones and good momentum stocks should do better than poor momentum stocks. We also prefer companies about which fundamental research analysts are becoming more positive, and firms that are profitable, have sustainable earnings, and use their capital to enhance shareholder value. As such, we anticipate remaining fully invested and expect that the value we add over time will be due to stock selection, as opposed to sector or size allocations.

MML Small Cap Value Fund – Portfolio Manager Report (Continued)

MML Small Cap Value Fund Industry Table (% of Net Assets) on 06/30/06
Financial Services	13.8%
Banking, Savings & Loans	11.6%
Insurance	7.9%
Commercial Services	4.6%
Electric Utilities	4.3%
Foods	4.2%
Apparel, Textiles & Shoes	3.0%
Automotive & Parts	3.0%
Chemicals	2.9%
Energy	2.9%
Transportation	2.6%
Healthcare	2.6%
Forest Products & Paper	2.4%
Electrical Equipment & Electronics	2.3%
Communications	2.2%
Retail	2.2%
Pharmaceuticals	2.2%
Broadcasting, Publishing & Printing	2.2%
Building Materials & Construction	2.1%
Home Construction, Furnishings & Appliances	1.6%
Information Retrieval Services	1.6%
Computers & Information	1.6%
Real Estate	1.3%
Prepackaged Software	1.3%
Medical Supplies	1.2%
Restaurants	1.2%
Machinery & Components	1.2%
Metals & Mining	1.1%
Heavy Machinery	1.0%
Computer Integrated Systems Design	0.8%
Cosmetics & Personal Care	0.8%
Entertainment & Leisure	0.8%
Aerospace & Defense	0.7%
Toys, Games	0.5%
Beverages	0.4%
Lodging	0.4%
Telephone Utilities	0.4%
Data Processing & Preparation	0.3%
Telecommunications	0.3%
Manufacturing	0.2%
Computer Maintenance & Repair	0.2%
Advertising	0.1%
Industrial — Diversified	0.1%
Short-Term Investments and Other Assets and Liabilities	1.9%
100.0%

MML Small Cap Value Fund Largest Stock Holdings (6/30/06)

Emcor Group, Inc.

Cleco Corp.

Ikon Office Solutions, Inc.

The Phoenix Companies, Inc.

Group 1 Automotive, Inc.

Polycom, Inc.

Kellwood Co.

American Home Mortgage Investment Corp. REIT

Fremont General Corp.

Scholastic Corp.

MML Small Cap Value Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MML Small Cap Value Fund and the Russell 2000 Value Index.

Total Returns	Since Inception 5/1/06 - 6/30/06
MML Small Cap Value Fund	–5.40%
Russell 2000 Value Index	–2.96%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by accessing the website at www.massmutual.com.

Investors should note that the Fund is a professionally managed mutual fund, while the Russell 2000 Value Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. The Fund's return reflects changes in the net asset value per share without the deduction of any product charges. The inclusion of these charges would have reduced the performance shown here.

MML Small Cap Index Fund – Portfolio Manager Report

What is the investment objective of the MML Small Cap Index Fund?
   The Fund seeks to provide investment results approximating (before fees and expenses) the aggregate price and dividend performance of the securities in the Standard & Poor's SmallCap 600® Index ("S&P SmallCap 600 Index").

How did the Fund perform during the two months ended June 30, 2006?
   Since the Fund's inception on May 1, 2006, it returned –5.00%, moderately trailing the –4.55% return of the S&P SmallCap 600 Index, a widely recognized, capitalization-weighted unmanaged index of 600 common stocks chosen by Standard & Poor's for industry group representation, market size, liquidity, adequate float size, and other trading requirements. The index tracks the performance of the small-cap portion of the U.S. equity market. As of February 28, 2006, the approximate market capitalization range of companies included in the S&P SmallCap 600 Index was between $55 million and $4.2 billion.

What was the investment backdrop during the year-to-date period?
   Small-capitalization stocks, as represented by the S&P SmallCap 600 Index, returned 7.69% for the year-to-date period ended June 30, 2006. Small-cap stocks outperformed both large-cap issues, as represented by the S&P 500® Index, which returned 2.70%, and mid-cap stocks, as measured by the S&P Midcap 400® Index, which returned 4.24%.

The Federal Reserve (Fed) maintained its tightening policy and increased interest rates by 0.25% at each of the four Federal Open Market Committee (FOMC) meetings that took place in the first half of 2006. This last increase, the 17th consecutive one since June 2004, brought the federal funds rate to 5.25% (as of June 29).

Numerous factors weighed on investor sentiment during the first six months of 2006. The steady rise in energy and commodity prices has fueled concerns about inflationary pressure on the U.S. economy. The lack of substantial progress in talks with Iran regarding their nuclear program contributed substantially to rising oil prices. Crude oil prices finished the first half of the year just above $70 per barrel after reaching a high of $75 in late April. In addition, the escalation of the conflict with North Korea culminating in the testing of long-range missiles added to the nervousness that pervaded the financial markets during this period.

What factors contributed to the Fund's performance?
   Nine out of 10 of the Fund's sectors posted positive performance in the second quarter. The strongest-performing sectors were energy, materials, and consumer staples. The Fund's largest sector position, industrials, also advanced during the period. Information technology was the only sector that posted a negative return for the quarter.

What is your outlook?
   It is impossible to predict with any certainty whether or not the volatility that the equity markets have experienced in the first six months of 2006 is nearing an end. Numerous forces will continue to influence the direction that the market takes moving forward – such as oil prices, inflation, geopolitical unrest and Fed policy. We believe, however, that we have positioned the Fund to be ready to handle the wide array of market conditions that investors may face throughout the remainder of the year.

MML Small Cap Index Fund – Portfolio Manager Report (Continued)

MML Small Cap Index Fund Industry Table (% of Net Assets) on 06/30/06

Energy	9.6%
Electrical Equipment & Electronics	7.9%
Banking, Savings & Loans	7.0%
Financial Services	6.0%
Medical Supplies	5.9%
Commercial Services	5.8%
Metals & Mining	4.6%
Apparel, Textiles & Shoes	3.5%
Insurance	3.4%
Healthcare	3.1%
Transportation	3.1%
Retail	3.0%
Machinery & Components	3.0%
Prepackaged Software	2.8%
Heavy Machinery	2.5%
Foods	2.5%
Restaurants	2.2%
Computer Integrated Systems Design	2.0%
Home Construction, Furnishings & Appliances	1.9%

Automotive & Parts	1.7%
Pharmaceuticals	1.6%
Chemicals	1.6%
Forest Products & Paper	1.5%
Building Materials & Construction	1.5%
Electric Utilities	1.4%
Computers & Information	1.3%
Entertainment & Leisure	1.1%
Communications	1.0%
Aerospace & Defense	0.8%
Air Transportation	0.8%
Telephone Utilities	0.7%
Computer Related Services	0.7%
Data Processing & Preparation	0.7%
Beverages	0.5%
Manufacturing	0.4%
Consumer Products	0.4%
Lodging	0.4%
Internet Software	0.2%
Toys, Games	0.2%

Information Retrieval Services	0.2%
Household Products	0.2%
Agribusiness	0.2%
Industrial — Diversified	0.1%
Environmental Controls	0.1%
Water Companies	0.1%
Photography Equipment/ Supplies	0.1%
Broadcasting, Publishing & Printing	0.1%
Heavy Construction	0.1%
Tobacco	0.1%
Computer Programming Services	0.1%
Containers	0.1%
Cosmetics & Personal Care	0.0%
Short-Term Investments and Other Assets and Liabilities	0.2%
100.0%

MML Small Cap Index Fund Largest Stock Holdings (6/30/06)

Frontier Oil Corp.

Cimarex Energy Co.

Resmed, Inc.

Global Payments, Inc.

Helix Energy Solutions Group, Inc.

TETRA Technologies, Inc.

Massey Energy Co.

Shurgard Storage Centers, Inc. Cl. A

Energen Corp.

Landstar System, Inc.

MML Small Cap Index Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MML Small Cap Index Fund and the S&P SmallCap 600 Index.

Total Returns	Since Inception 5/1/06 - 6/30/06
MML Small Cap Index Fund	–5.00%
S&P SmallCap 600 Index	–4.55%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by accessing the website at www.massmutual.com.

Investors should note that the Fund is a professionally managed mutual fund, while the S&P SmallCap 600 Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. The Fund's return reflects changes in the net asset value per share without the deduction of any product charges. The inclusion of these charges would have reduced the performance shown here.

MML Global Fund – Portfolio Manager Report

What is the investment objective of the MML Global Fund?
   The Fund seeks long-term capital appreciation by mainly investing in the securities of U.S. and foreign companies, including companies in developed and emerging industrialized markets.

How did the Fund perform during the two months ended June 30, 2006?
   Since the Fund's inception on May 1, 2006, it returned –7.00%, lagging the –3.44% return of the Morgan Stanley Capital International, Inc. (MSCI®) World Index, an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the U.S.

What was the investment backdrop during the period?
   Global asset markets fell sharply during the two-month period ended June 30, 2006. Interest rate increases announced in many countries accentuated concerns over the continuation of global economic growth. International markets underperformed the U.S. during this period.

What factors contributed to the Fund's performance?
   During the two-month period ended June 30, the U.S. equity component of the portfolio benefited from the utilities and consumer staples sectors. The contributions from those market segments were more than offset, however, by negative contributions from the financials, information technology, energy, materials and health care sectors. On the other hand, the Fund's overweight position in low-beta stocks and an underweight allocation to high price-earnings stocks helped performance.

The international equity component of the portfolio was held back by the disappointing performance of the Fund's investments in the information technology sector. The Fund, however, was bolstered by strong stock selection in industrials, consumer staples and consumer discretionary.

On a geographic basis, the Fund benefited from its underweight position in the Japanese stock market. For the foreseeable future, we will likely remain underweighted in Japan, where both fundamental and valuation issues warrant caution. The portfolio's overweight position in Ireland continued to enhance relative performance. Strong stock selection in Belgium and Sweden also contributed to returns. Conversely, underperformance by several UK-based financial stocks held back the Fund's progress.

What is your outlook?
   We are vigilant on U.S. equity markets, especially as the current correction unfolds. Three factors bear watching: the pace of economic growth, interest rates and inflation. Signposts of a recession – a steep consumer slowdown and a decline in business activity – do not seem to be in sight over the intermediate term. Our strategy is to own companies with robust business models – those producing free cash flow, trading at relatively low valuation and where our expectations are driven by company-specific factors.

On the international side, we believe the sell-off during May and June has produced compelling valuations. We have been able to find more attractive investment opportunities and we are fully invested. Over the near term, our enthusiasm is tempered by geopolitical tensions, and we continue to follow closely developments in Iran, North Korea and Lebanon. Over the intermediate term, we expect the dollar to fall against both European and Asian currencies, adding to the total return from international investments. While the near-term outlook for international equities markets may be clouded, we believe our research-driven, stock-specific approach has the potential to deliver superior returns.

MML Global Fund – Portfolio Manager Report (Continued)

MML Global Fund Industry Table (% of Net Assets) on 06/30/06
Energy	17.2%
Banking, Savings & Loans	9.9%
Financial Services	7.1%
Metals & Mining	4.8%
Commercial Services	3.8%
Automotive & Parts	3.7%
Insurance	3.6%
Telephone Utilities	3.1%
Entertainment & Leisure	3.0%
Pharmaceuticals	3.0%
Electrical Equipment & Electronics	2.8%
Computers & Information	2.7%
Beverages	2.7%
Building Materials & Construction	2.5%
Transportation	2.2%
Broadcasting, Publishing & Printing	2.1%
Home Construction, Furnishings & Appliances	2.0%
Retail	2.0%
Electric Utilities	2.0%
Chemicals	1.9%
Communications	1.9%
Restaurants	1.8%
Medical Supplies	1.8%
Banking	1.6%
Aerospace & Defense	1.2%
Prepackaged Software	1.2%
Cosmetics & Personal Care	1.1%
Oil & Gas	0.8%
Industrial — Diversified	0.7%
Heavy Construction	0.6%
Diversified Financial	0.6%
Real Estate	0.5%
Advertising	0.5%
Manufacturing	0.5%
Heavy Machinery	0.5%
Food Retailers	0.3%
Leisure & Entertainment	0.3%
Lodging	0.2%
Healthcare	0.2%
Forest Products & Paper	0.2%
Data Processing & Preparation	0.1%
Foods	0.1%
Short-Term Investments and Other Assets and Liabilities	1.2%
100.0%

MML Global Fund Largest Stock Holdings (6/30/06)

Exxon Mobil Corp.

Anglo Irish Bank Corp. PLC

Bank of America Corp.

Citigroup, Inc.

Woodside Petroleum Ltd.

Punch Taverns PLC

Porsche AG

Talisman Energy, Inc.

Prosafe ASA

Canadian Natural Resources Ltd.

MML Global Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MML Global Fund Class I, Class II, and the MSCI World Index.

Total Returns	Since Inception 5/1/06 - 6/30/06
MML Global Fund Class I	–7.00%
MML Global Fund Class II	–7.00%
MSCI World Index	–3.44%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by accessing the website at www.massmutual.com.

Investors should note that the Fund is a professionally managed mutual fund, while the MSCI World Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. The Fund's return reflects changes in the net asset value per share without the deduction of any product charges. The inclusion of these charges would have reduced the performance shown here.

MML Foreign Fund – Portfolio Manager Report

What is the investment objective of the MML Foreign Fund?
   The Fund seeks long-term capital growth by investing, under normal market conditions, at least 80% of its net assets in the investments of issuers located outside the U.S., including those in emerging markets.

How did the Fund perform during the two months ended June 30, 2006?
   Since the Fund's inception on May 1, 2006, it returned –3.60%, outpacing the –3.89% return of the Morgan Stanley Capital International, Inc. (MSCI®) EAFE® Index, a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East.

What was the investment backdrop during the period?
   Global economic growth was strong during the six-month period ended June 30, 2006. Signs of moderation in this strength, however, appeared in the latter part of the period, primarily due to three factors. First, many central banks, including the world's three largest, continued to tighten monetary policy, thereby reducing the immense liquidity that helped fuel the current recovery. Second, over the last few months of the second quarter, sustained high energy prices seem to have contributed to a rise in broad measures of inflation – and the perception of inflation was widespread. Lastly, the U.S. housing market showed evidence of cooling.

The U.S. Federal Reserve (Fed) increased the federal funds target rate in four quarter-point increments to 5.25% (as of June 29). The European Central Bank raised short-term rates twice to 2.75%. In March 2006, the Bank of Japan ended its deflation-fighting policy, which could allow short-term rates to increase from their effective zero percent rate. Even after these changes, interest rates remained at levels considered supportive of further economic growth. The possibility of future rate increases in many countries remained, although many economists believed, at the close of the second quarter, that an end to the current tightening cycle might be near.

Robust economic growth sustained strong demand for oil and other commodities, which kept prices high during most of 2006. This contributed to economic growth in countries that are tied to mining and industrial commodities, such as Australia and Canada, and emerging markets in Asia and Latin America. However, in May, an uncertain economic outlook led to a pullback in commodity prices, which impacted the share prices of related stocks. Notably, availability of cash and historically low interest rates fueled mergers and acquisitions, as well as leveraged buyouts and other corporate activity, which intensified during the period. In this environment, global equity markets performed strongly, particularly outside the U.S.

What factors contributed to the Fund's performance?
   During the two-month period ended June 30, 2006, Fund performance was driven by several factors. From a sector perspective, strong stock selection in the consumer discretionary and industrials sectors benefited the Fund's results. Notable performers in the consumer discretionary sector included Compass Group and British Sky Broadcasting in the UK. In the industrials sector, Deutsche Post in Germany, and Vestas Wind Systems in Denmark also did well. From a geographic standpoint, our underweight position and stock selection in Japan relative to the MSCI EAFE Index was the largest positive contributor to performance for the period.

Despite its favorable relative performance, the Fund did have some detractors during the two-month period. The Fund's underweighted position and stock selection in the materials sector hindered relative results. Among the Fund's materials sector stocks, Stora Enso and UPM-Kymmene in Finland performed poorly. Stock selection and underweight in the health care sector, the MSCI EAFE Index's strongest-performing sector for the period, also hurt relative performance. Finally, our exposure to weak performer Olympus Corp. and lack of exposure to AstraZeneca in the UK detracted from relative performance.

What is your outlook?
   Our investment focus centers on individual companies and longer-term returns. We believe that, despite the macroeconomic climate, we should continue to find value-priced investment opportunities.

MML Foreign Fund – Portfolio Manager Report (Continued)

MML Foreign Fund Industry Table (% of Net Assets) on 06/30/06
Banking, Savings & Loans	11.9%
Electrical Equipment & Electronics	6.9%
Energy	6.5%
Pharmaceuticals	5.6%
Financial Services	5.4%
Insurance	5.4%
Broadcasting, Publishing & Printing	4.9%
Telephone Utilities	4.7%
Communications	3.4%
Industrial — Diversified	3.0%
Telecommunications	3.0%
Electric Utilities	2.5%
Foods	2.5%
Real Estate	2.2%
Industrial Services	2.2%
Diversified Financial	2.1%
Forest Products & Paper	1.8%
Autos & Housing	1.5%
Chemicals	1.4%
Metals & Mining	1.4%
Entertainment & Leisure	1.3%
Commercial Services	1.3%
Retail	1.1%
Electronics	0.9%
Banking	0.8%
Prepackaged Software	0.8%
Automotive & Parts	0.8%
Consumer Services	0.8%
Transportation	0.6%
Containers	0.5%
Manufacturing	0.5%
Food Retailers	0.5%
Air Transportation	0.5%
Apparel, Textiles & Shoes	0.4%
Media	0.3%
Computers & Information	0.2%
Short-Term Investments and Other Assets and Liabilities	10.4%
100.0%

MML Foreign Fund Largest Stock Holdings (6/30/06)

GlaxoSmithKline PLC

Cheung Kong Holdings

British Sky Broadcasting Group PLC

Royal Dutch Shell PLC

Sanofi-Aventis

ACE Ltd.

KKR Private Equity Investors LP

Sumitomo Mitsui Financial Group, Inc.

ING Groep NV

BP PLC

MML Foreign Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MML Foreign Fund and the MSCI EAFE Index.

Total Returns	Since Inception 5/1/06 - 6/30/06
MML Foreign Fund	–3.60%
MSCI EAFE Index	–3.89%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by accessing the website at www.massmutual.com.

Investors should note that the Fund is a professionally managed mutual fund, while the MSCI EAFE Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. The Fund's return reflects changes in the net asset value per share without the deduction of any product charges. The inclusion of these charges would have reduced the performance shown here.

MML Asset Allocation Fund – Portfolio of Investments

June 30, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 67.9%
COMMON STOCK — 67.9%
Advertising — 0.7%
Getty Images, Inc.(a)	21,900	$1,390,869
Omnicom Group, Inc.	4,500	400,905
		1,791,774
Aerospace & Defense — 1.3%
Raytheon Co.	7,600	338,732
United Technologies Corp.	43,300	2,746,086
		3,084,818
Automotive & Parts — 0.2%
General Motors Corp.	17,500	521,325
Banking, Savings & Loans — 8.9%
Capital One Financial Corp.	7,200	615,240
Fannie Mae	37,800	1,818,180
Fifth Third Bancorp	19,100	705,745
Freddie Mac	26,200	1,493,662
Golden West Financial Corp.	6,400	474,880
Hudson City Bancorp, Inc.	81,300	1,083,729
JP Morgan Chase & Co.	86,700	3,641,400
SLM Corp.	92,300	4,884,516
Wachovia Corp.	26,000	1,406,080
Washington Mutual, Inc.	74,600	3,400,268
Wells Fargo & Co.	35,400	2,374,632
		21,898,332
Beverages — 1.4%
Anheuser-Busch Cos., Inc.	8,800	401,192
The Coca-Cola Co.	14,700	632,394
The Pepsi Bottling Group, Inc.	10,700	344,005
PepsiCo, Inc.	35,200	2,113,408
		3,490,999
Broadcasting, Publishing & Printing — 1.1%
Cablevision Systems Corp. Cl. A	16,600	356,070
CBS Corp. Cl. B	13,200	357,060
Clear Channel Communications, Inc.	28,400	878,980
Comcast Corp. Cl. A(a)	11,100	363,414
Time Warner, Inc.	28,100	486,130
Viacom, Inc. Cl. B(a)	9,500	340,480
		2,782,134
Chemicals — 1.2%
Air Products & Chemicals, Inc.	4,900	313,208
Dow Chemical Co.	19,700	768,891

	Number of Shares	Market Value
Du Pont (E.I.) de Nemours & Co.	7,700	$320,320
Huntsman Corp.(a)	33,300	576,756
Methanex Corp.	16,800	355,824
Potash Corp. of Saskatchewan	3,500	300,895
Rohm & Haas Co.	6,800	340,816
		2,976,710
Commercial Services — 1.8%
eBay, Inc.(a)	25,300	741,037
Fluor Corp.	31,300	2,908,709
Paychex, Inc.	8,400	327,432
Siemens AG Sponsored ADR (Germany)	3,700	321,234
		4,298,412
Communications — 0.3%
American Tower Corp. Cl. A(a)	10,400	323,648
Qualcomm, Inc.	8,800	352,616
		676,264
Computer Integrated Systems Design — 0.4%
Sun Microsystems, Inc.(a)	217,800	903,870
Computer Programming Services — 0.7%
SAP AG Sponsored ADR (Germany)	30,200	1,586,104
Computers & Information — 3.2%
Cisco Systems, Inc.(a)	164,900	3,220,497
Dell, Inc.(a)	38,300	934,903
International Business Machines Corp.	4,200	322,644
Jabil Circuit, Inc.	21,600	552,960
Sandisk Corp.(a)	35,700	1,819,986
Seagate Technology(a)	45,800	1,036,912
		7,887,902
Computers & Office Equipment — 0.1%
Hewlett-Packard Co.	10,400	329,472
Data Processing & Preparation — 0.5%
Affiliated Computer Services, Inc. Cl. A(a)	18,400	949,624
Automatic Data Processing, Inc.	7,700	349,195
		1,298,819
Electric Utilities — 1.0%
AES Corp.(a)	57,700	1,064,565
CMS Energy Corp.(a)	32,300	417,962
Exelon Corp.	6,700	380,761

	Number of Shares	Market Value
MDU Resources Group, Inc.	9,300	$340,473
NiSource, Inc.	15,900	347,256
		2,551,017
Electrical Equipment & Electronics — 8.0%
Altera Corp.(a)	101,800	1,786,590
ASML Holding NV(a)	15,900	321,498
ATI Technologies, Inc.(a)	72,700	1,061,420
Emerson Electric Co.	7,300	611,813
Energizer Holdings, Inc.(a)	6,400	374,848
Fairchild Semiconductor International, Inc.(a)	26,400	479,688
Flextronics International Ltd.(a)	131,800	1,399,716
Freescale Semiconductor, Inc. Cl. A(a)	26,500	768,500
General Electric Co.	148,100	4,881,376
Intel Corp.	147,400	2,793,230
International Rectifier Corp.(a)	33,200	1,297,456
KLA-Tencor Corp.	46,500	1,933,005
Linear Technology Corp.	17,500	586,075
Xilinx, Inc.	56,900	1,288,785
		19,584,000
Energy — 5.3%
Anadarko Petroleum Corp.	12,600	600,894
Arch Coal, Inc.	7,000	296,590
BJ Services Co.	14,700	547,722
Chevron Corp.	13,000	806,780
Exxon Mobil Corp.	17,200	1,055,220
Halliburton Co.	9,700	719,837
Kinder Morgan, Inc.	10,200	1,018,878
Plains Exploration & Production Co.(a)	9,900	401,346
Royal Dutch Shell PLC Sponsored ADR	48,400	3,241,832
Schlumberger Ltd.	38,600	2,513,246
Transocean, Inc.(a)	4,100	329,312
Weatherford International Ltd.(a)	28,100	1,394,322
		12,925,979
Entertainment & Leisure — 0.6%
The Walt Disney Co.	49,400	1,482,000
Financial Services — 1.1%
AmeriCredit Corp.(a)	17,000	474,640
Berkshire Hathaway, Inc. Cl. A(a)	16	1,466,544

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
The Goldman Sachs Group, Inc.	2,300	$345,989
IndyMac Bancorp, Inc.	6,900	316,365
		2,603,538
Foods — 1.6%
Campbell Soup Co.	32,200	1,194,942
Heinz (H. J.) Co.	8,000	329,760
Kraft Foods, Inc. Cl. A	34,300	1,059,870
Sara Lee Corp.	40,400	647,208
Sysco Corp.	23,200	708,992
		3,940,772
Forest Products & Paper — 0.2%
International Paper Co.	15,400	497,420
Healthcare — 1.0%
DaVita, Inc.(a)	18,200	904,540
Lincare Holdings, Inc.(a)	10,600	401,104
Triad Hospitals, Inc.(a)	8,100	320,598
UnitedHealth Group, Inc.	20,800	931,424
		2,557,666
Home Construction, Furnishings & Appliances — 0.2%
Leggett & Platt, Inc.	21,200	529,576
Household Products — 1.0%
Corning, Inc.(a)	53,700	1,299,003
Fortune Brands, Inc.	1,200	85,212
Jarden Corp.(a)	10,000	304,500
Unilever NV NY Shares (Netherlands)	27,700	624,635
		2,313,350
Industrial – Diversified — 1.5%
Cooper Industries Ltd. Cl. A	7,300	678,316
Danaher Corp.	23,500	1,511,520
Illinois Tool Works, Inc.	28,600	1,358,500
		3,548,336
Information Retrieval Services — 1.2%
Google, Inc. Cl. A(a)	5,500	2,306,315
Yahoo!, Inc.(a)	17,400	574,200
		2,880,515
Insurance — 2.4%
AFLAC, Inc.	7,300	338,355
American International Group, Inc.	21,000	1,240,050
Chubb Corp.	12,900	643,710
Marsh & McLennan Cos., Inc.	36,400	978,796
RenaissanceRe Holdings Ltd.	8,000	387,680
WellPoint, Inc.(a)	23,800	1,731,926
XL Capital Ltd. Cl. A	9,800	600,740
		5,921,257

	Number of Shares	Market Value
Lodging — 0.7%
Host Hotels & Resorts, Inc.	8,700	$190,269
Las Vegas Sands Corp.(a)	12,600	981,036
Starwood Hotels & Resorts Worldwide, Inc.	7,200	434,448
		1,605,753
Machinery & Components — 0.4%
Baker Hughes, Inc.	12,700	1,039,495
Manufacturing — 1.5%
American Standard Cos., Inc.	36,600	1,583,682
Applied Materials, Inc.	132,800	2,161,984
		3,745,666
Medical Supplies — 2.1%
Agilent Technologies, Inc.(a)	8,800	277,728
Allergan, Inc.	21,500	2,306,090
Baxter International, Inc.	36,700	1,349,092
Medtronic, Inc.	19,200	900,864
Thermo Electron Corp.(a)	9,000	326,160
		5,159,934
Metals & Mining — 1.3%
Alcoa, Inc.	61,600	1,993,376
Barrick Gold Corp.	22,500	666,000
Newmont Mining Corp.	11,900	629,867
		3,289,243
Pharmaceuticals — 6.4%
Amgen, Inc.(a)	5,000	326,150
AstraZeneca PLC Sponsored ADR (United Kingdom)	77,100	4,612,122
Endo Pharmaceuticals Holdings, Inc.(a)	10,700	352,886
Forest Laboratories, Inc.(a)	105,200	4,070,188
ImClone Systems, Inc.(a)	22,400	865,536
McKesson Corp.	20,600	973,968
Medco Health Solutions, Inc.(a)	20,400	1,168,512
Millennium Pharmaceuticals, Inc.(a)	55,800	556,326
Pfizer, Inc.	37,300	875,431
Sepracor, Inc.(a)	10,900	622,826
Teva Pharmaceutical Sponsored ADR (Israel)	40,000	1,263,600
		15,687,545
Prepackaged Software — 1.9%
Compuware Corp.(a)	44,200	296,140
Microsoft Corp.	189,100	4,406,030
		4,702,170

	Number of Shares	Market Value
Real Estate — 0.1%
General Growth Properties, Inc. REIT	7,100	$319,926
Restaurants — 0.2%
The Cheesecake Factory(a)	9,600	258,720
McDonald's Corp.	9,900	332,640
		591,360
Retail — 2.6%
Dollar Tree Stores, Inc.(a)	31,500	834,750
The Home Depot, Inc.	8,500	304,215
Lowe's Companies, Inc.	55,400	3,361,118
Target Corp.	31,200	1,524,744
Williams-Sonoma, Inc.	10,200	347,310
		6,372,137
Telephone Utilities — 1.6%
AT&T, Inc.	13,300	370,937
Qwest Communications International, Inc.(a)	51,200	414,208
Sprint Nextel Corp.	106,000	2,118,940
Verizon Communications, Inc.	30,400	1,018,096
		3,922,181
Tobacco — 1.2%
Altria Group, Inc.	39,000	2,863,770
Transportation — 1.0%
Carnival Corp.	10,400	434,096
United Parcel Service, Inc. Cl. B	25,200	2,074,716
		2,508,812
TOTAL COMMON STOCK (Cost $173,140,708)		166,670,353
TOTAL EQUITIES (Cost $173,140,708)		166,670,353
	Principal Amount
BONDS & NOTES — 29.8%
ASSET BACKED SECURITIES — 1.3%
Financial Services
Advanta Business Card Master Trust, Series 2005-A2, Class A2 5.397% 05/20/2013	$500,000	$499,453
Delta Air Lines, Inc., Series 2002-1, Class G2 6.417% 07/02/2012	125,000	126,302

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Drivetime Auto Owner Trust, Series 2004-A, Cl. A3(b) 2.419% 08/15/2008	$286,880	$283,070
MBNA Credit Card Master Note Trust, Series 2002-1C, Class C 6.800% 07/15/2014	1,000,000	1,047,188
Prestige Auto Receivables Trust, Series 2005-1A, Class A2.(b) 4.370% 06/15/2012	1,000,000	985,000
Rental Car Finance Corp., Series 2005-1A, Class A2(b) 4.590% 06/25/2011	250,000	241,992
TOTAL ASSET BACKED SECURITIES (Cost $3,189,877)		3,183,005
CORPORATE DEBT — 8.3%
Automotive & Parts — 0.1%
DaimlerChrysler NA Holding Corp. 4.750% 01/15/2008	330,000	324,604
Banking, Savings & Loans — 2.3%
AIG SunAmerica Global Financing VII(b) 5.850% 08/01/2008	500,000	501,782
Bank of America Corp. 7.125% 09/15/2006	100,000	100,274
Capital One Bank MTN 4.250% 12/01/2008	340,000	328,871
Chuo Mitsui Trust & Banking Co. Ltd. (The)(b) 5.506% 12/15/2049	180,000	164,149
CIT Group, Inc. 5.000% 11/24/2008	490,000	483,306
Corp. Andina de Fomento 6.875% 03/15/2012	160,000	167,360
FNMA (Benchmark Bond) 6.250% 05/15/2029	525,000	568,212
General Electric Capital Corp. 5.450% 01/15/2013	125,000	122,866
HSBK Europe BV(b) 7.750% 05/13/2013	100,000	100,125
Independence Community Bank Corp. 4.900% 09/23/2010	170,000	163,051
JP Morgan Chase & Co. 5.350% 03/01/2007	50,000	49,898
Landwirtschaftliche Rentenbank 5.250% 07/15/2011	550,000	544,262

	Principal Amount	Market Value
MBNA America Bank NA MTN 5.375% 01/15/2008	$250,000	$249,190
RBS Capital Trust I 4.709% 12/29/2049	180,000	162,698
Residential Capital Corp. 6.375% 06/30/2010	80,000	78,911
Santander Issuances(b) 5.805% 06/20/2016	200,000	200,000
Shinsei Finance II(b) 7.160% 07/25/2049	120,000	112,687
Telecom Italia Capital 4.000% 11/15/2008	50,000	47,964
Temasek Financial I Ltd. 4.500% 09/21/2015	550,000	496,689
USB Capital IX 6.189% 10/15/2049	250,000	244,473
Washington Mutual Preferred Funding(b) 6.534% 06/15/2049	200,000	191,612
Washington Mutual, Inc. 5.250% 09/15/2017	200,000	182,696
Wells Fargo & Co. 3.500% 04/04/2008	100,000	96,440
Zions Bancorp 5.500% 11/16/2015	370,000	352,625
		5,710,141
Broadcasting, Publishing & Printing — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.(b) 8.375% 04/30/2014	225,000	225,281
Comcast Corp. 6.450% 03/15/2037	125,000	117,411
Comcast Corp. 6.500% 11/15/2035	100,000	94,397
Cox Communications, Inc. 7.750% 11/01/2010	50,000	52,949
Thomson Corp. 5.500% 08/15/2035	225,000	194,466
Young Broadcasting, Inc. 10.000% 03/01/2011	175,000	155,750
		840,254
Commercial Services — 0.2%
Allied Waste North America, Inc. 9.250% 09/01/2012	225,000	238,500
Cendant Corp. 6.250% 01/15/2008	125,000	126,123
		364,623

	Principal Amount	Market Value
Communications — 0.1%
Viacom, Inc.(b) 6.250% 04/30/2016	$100,000	$97,075
Viacom, Inc.(b) 6.875% 04/30/2036	170,000	164,060
		261,135
Computer Programming Services — 0.1%
Electronic Data Systems Corp., Series B 6.500% 08/01/2013	150,000	147,977
Electric Utilities — 0.6%
AES Corp. (The) 9.375% 09/15/2010	225,000	240,750
Ameren Union Electric 5.400% 02/01/2016	100,000	95,053
Appalachian Power Co. 5.550% 04/01/2011	125,000	122,899
Empresa Nacional de Electricidad SA, Series B (Chile) 8.500% 04/01/2009	150,000	158,333
FirstEnergy Corp., Series C 7.375% 11/15/2031	25,000	26,821
Midamerican Energy Holdings Hldgs.(b) 6.125% 04/01/2036	150,000	140,217
Nisource Finance Corp. 6.150% 03/01/2013	125,000	125,410
Nisource Finance Corp. 7.875% 11/15/2010	150,000	160,474
Ohio Power Co. IBC 6.000% 06/01/2016	80,000	78,887
Pacific Gas & Electric 4.200% 03/01/2011	100,000	93,511
Scottish Power PLC 5.375% 03/15/2015	125,000	118,629
		1,360,984
Electrical Equipment & Electronics — 0.1%
Cisco Systems, Inc. 5.250% 02/22/2011	50,000	49,073
Jabil Circuit, Inc. 5.875% 07/15/2010	170,000	168,590
		217,663
Energy — 0.5%
Apache Finance Canada Corp. 7.750% 12/15/2029	125,000	146,698
Energy Transfer Partners LP 5.950% 02/01/2015	170,000	163,705

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Enterprise Products Operating LP 5.000% 03/01/2015	$45,000	$40,637
Enterprise Products Operating LP 6.875% 03/01/2033	100,000	97,779
Enterprise Products Operating LP, Series B 5.600% 10/15/2014	100,000	94,665
Gulfstream Natural Gas System LLC(b) 6.190% 11/01/2025	250,000	241,540
Kinder Morgan Energy Partners LP 5.125% 11/15/2014	65,000	59,340
Pemex Project Funding Master Trust(b) 6.625% 06/15/2035	170,000	153,850
XTO Energy, Inc. 6.100% 04/01/2036	125,000	113,145
		1,111,359
Entertainment & Leisure — 0.0%
News America, Inc. 6.400% 12/15/2035	90,000	83,241
Financial Services — 1.6%
Aries Vermoegensverwaltungs GmbH, Reg S 9.600% 10/25/2014	250,000	310,450
Brandywine Operating Partnership LP REIT 6.000% 04/01/2016	220,000	212,623
Capital One Financial Corp. 4.800% 02/21/2012	170,000	160,365
Countrywide Financial Corp. 6.250% 05/15/2016	160,000	156,822
Developers Diversified Realty Corp. REIT 5.000% 05/03/2010	150,000	145,348
Devon Financing Corp. ULC 6.875% 09/30/2011	310,000	322,308
General Motors Acceptance Corp. 6.125% 02/01/2007	200,000	199,176
Goldman Sachs Group, Inc. 5.250% 04/01/2013	200,000	192,435
Hospitality Properties Trust REIT 6.300% 06/15/2016	85,000	83,721
HVB Funding Trust III(b) 9.000% 10/22/2031	130,000	157,062

	Principal Amount	Market Value
Kimco Realty Corp. REIT MTN 4.820% 06/01/2014	$100,000	$91,548
Lehman Brothers Holdings, Inc. 5.750% 04/25/2011	520,000	518,498
Lehman Brothers Holdings, Inc. MTN 5.500% 04/04/2016	475,000	453,886
Mizuho Cap Inv 1 Ltd.(b) 6.686% 06/30/2049	170,000	161,317
Molson Coors Capital Finance ULC 4.850% 09/22/2010	175,000	168,473
Prologis REIT(b) 5.250% 11/15/2010	170,000	165,347
Prologis REIT(b) 5.625% 11/15/2015	100,000	95,485
Telecom Italia Capital SA 6.000% 09/30/2034	190,000	164,049
Twin Reefs(b) 6.170% 01/10/2049	200,000	199,995
		3,958,908
Foods — 0.2%
Kellogg Co. 6.600% 04/01/2011	160,000	165,283
Kraft Foods, Inc. 6.250% 06/01/2012	100,000	101,167
Nabisco, Inc. 7.550% 06/15/2015	75,000	82,623
Tyson Foods, Inc. 6.600% 04/01/2016	100,000	97,746
		446,819
Forest Products & Paper — 0.2%
Graphic Packaging International Corp. 8.500% 08/15/2011	190,000	189,525
International Paper Co. 5.500% 01/15/2014	90,000	85,113
International Paper Co. 5.850% 10/30/2012	80,000	78,765
Jefferson Smurfit Corp. 7.500% 06/01/2013	250,000	223,750
		577,153
Healthcare — 0.2%
HCA, Inc. 6.500% 02/15/2016	250,000	231,157
Tenet Healthcare Corp. 9.875% 07/01/2014	125,000	125,000
		356,157

	Principal Amount	Market Value
Heavy Construction — 0.1%
Centex Corp. 4.750% 01/15/2008	$170,000	$166,713
Lennar Corp. 5.950% 03/01/2013	80,000	76,077
		242,790
Heavy Machinery — 0.0%
Caterpillar Financial Services Corp. 4.500% 06/15/2009	100,000	96,987
Home Construction, Furnishings & Appliances — 0.1%
Ryland Group 5.375% 05/15/2012	170,000	156,977
William Lyon Homes, Inc. 10.750% 04/01/2013	150,000	144,000
		300,977
Insurance — 0.9%
Aetna, Inc. 5.750% 06/15/2011	80,000	79,438
Allstate Financial Global Funding(b) 4.250% 09/10/2008	680,000	660,730
AMBAC Financial Group, Inc. 5.950% 12/05/2035	100,000	92,821
CNA Financial Corp. 5.850% 12/15/2014	150,000	141,491
International Lease Finance Corp. 4.750% 07/01/2009	125,000	121,580
International Lease Finance Corp. 4.750% 01/13/2012	350,000	330,854
Liberty Mutual Group(b) 6.500% 03/15/2035	215,000	187,735
Lincoln National Corp. 6.200% 12/15/2011	160,000	163,787
Marsh & McLennan Cos., Inc. 5.750% 09/15/2015	80,000	75,518
North Front(b) 5.810% 12/15/2024	250,000	237,686
St Paul Travelers 6.250% 06/20/2016	50,000	49,785
		2,141,425
Medical Supplies — 0.0%
Boston Scientific Corp. 6.000% 06/15/2011	80,000	78,922

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Metals & Mining — 0.1%
Teck Cominco Ltd. 6.125% 10/01/2035	$200,000	$179,021
Pharmaceuticals — 0.0%
Hospira, Inc. 5.900% 06/15/2014	100,000	98,019
Retail — 0.0%
Rite Aid Corp. 6.875% 08/15/2013	100,000	86,500
Telephone Utilities — 0.5%
AT&T, Inc. 6.800% 05/15/2036	150,000	148,676
New Cingular Wireless Services, Inc. 8.750% 03/01/2031	25,000	30,651
Nextel Communications, Inc., Series E 6.875% 10/31/2013	280,000	281,641
SBC Communications, Inc. 5.625% 06/15/2016	50,000	47,394
Telefonica Emisiones Sau 7.045% 06/20/2036	160,000	159,913
US Unwired, Inc. 10.000% 06/15/2012	320,000	355,200
Verizon New York Inc. Cl. A 6.875% 04/01/2012	150,000	151,994
		1,175,469
Transportation — 0.1%
Allegiance Corp. 7.000% 10/15/2026	160,000	162,939
TOTAL CORPORATE DEBT (Cost $20,612,488)		20,324,067
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.7%
Financial Services
Collateralized Mortgage Obligations
CS First Boston Mortgage Securities Corp., Series 2005-7, Cl. 3A1 5.000% 08/25/2020	52,113	49,720
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Cl. A1 5.988% 04/15/2034	159,916	159,330
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Cl. A2 6.465% 04/15/2034	250,000	255,991

	Principal Amount	Market Value
Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class A2 4.112% 01/11/2017	$851,095	$816,310
Indymac Index Mortgage Loan Trust, Series 2005-AR35, Class 2A1 6.011% 02/25/2036	3,767,394	3,728,984
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A4 6.462% 03/15/2031	600,000	618,836
Residential Asset Securities Corp., Series 1999-KS4, Class AI4 7.220% 06/25/2028	27,256	27,196
Residential Asset Securitization Trust, Series 2004-A6, Class A1 5.000% 08/25/2019	700,748	662,497
Structured Asset Investment Loan Trust, Series 2004-8, Class A7 5.623% 09/25/2034	49,824	49,887
Washington Mutual, Inc., Series 2003-S6, Class 2A3 4.750% 07/25/2018	242,557	229,085
Washington Mutual, Inc., Series 2003-S7, Class A1 4.500% 08/25/2018	84,278	78,811
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $6,734,618)		6,676,647
SOVEREIGN DEBT OBLIGATIONS — 0.9%
Dominican Republic 9.040% 01/23/2018	80,162	84,170
Italian Republic 5.375% 06/15/2033	200,000	186,190
Republic of Argentina 0.000% 12/15/2035	2,225,000	56,738
Republic of Argentina 5.830% 12/31/2033	876,316	328,180
Republic of Brazil 11.000% 08/17/2040	300,000	372,000
Republic of Colombia 10.000% 01/23/2012	100,000	113,000
Republic of Egypt 4.450% 09/15/2015	375,000	347,115
Republic of Poland PLN(c) 5.000% 10/24/2013	200,000	60,346

	Principal Amount	Market Value
Republic of the Philippines 10.625% 03/16/2025	$75,000	$92,625
United Mexican States 6.750% 09/27/2034	285,000	277,163
United Mexican States MXN(c) 9.500% 12/18/2014	2,600,000	235,566
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,191,268)		2,153,093
U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.0%
Federal Home Loan Bank — 0.7%
Federal Home Loan Bank 2.625% 10/16/2006	160,000	158,661
Federal Home Loan Bank 4.500% 11/15/2012	200,000	189,742
Federal Home Loan Bank 4.625% 11/21/2008	325,000	318,559
Federal Home Loan Bank 5.625% 06/13/2016	750,000	741,461
Federal Home Loan Bank 5.750% 06/27/2016	300,000	299,472
		1,707,895
Federal Home Loan Mortgage Corporation (FHLMC) — 0.4%
— 0.1%
Federal Home Loan Bank 4.125% 07/12/2010	340,000	323,442
Pass-Through Securities — 0.3%
FHLMC 3.625% 09/15/2008	200,000	192,582
FHLMC 5.500% 09/15/2011	450,000	450,765
TOTAL PASS-THROUGH SECURITIES		643,347
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		966,789
Federal National Mortgage Association (FNMA) — 9.5%
— 1.1%
Fannie Mae 4.750% 01/02/2007- 08/03/2007	1,550,000	1,539,061
Fannie Mae 5.125% 04/15/2011	670,000	659,886
Fannie Mae 5.250% 08/01/2012	575,000	561,043
		2,759,990

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Pass-Through Securities — 8.4%
FNMA 5.000% 11/01/2020- 06/01/2036	$1,250,000	$1,182,500
FNMA 5.500% 06/01/2021- 03/01/2036	1,750,001	1,696,221
FNMA 5.643% 05/01/2036	996,895	985,587
FNMA 6.000% 03/01/2036	13,096,534	12,889,855
FNMA 6.500% 05/01/2036	3,920,499	3,941,939
TOTAL PASS-THROUGH SECURITIES		20,696,102
TOTAL FEDERAL NATIONAL MORTGAGE CORPORATION		23,456,092
Government National Mortgage Association (GNMA) — 0.4%
Pass-Through Securities
GNMA 5.500% 05/20/2036	499,221	481,943
GNMA 6.000% 06/20/2036	500,000	494,902
		976,845
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $27,350,683)		27,107,621
U.S. TREASURY OBLIGATIONS — 5.6%
U.S. Treasury Bonds — 3.9%
U.S. Treasury Bond 4.500% 02/15/2036	1,560,000	1,399,125
U.S. Treasury Bond 7.875% 02/15/2021	250,000	314,531
U.S. Treasury Bond 8.750% 05/15/2020	610,000	814,827
U.S. Treasury Bond 8.875% 08/15/2017	5,425,000	7,079,625
		9,608,108
U.S. Treasury Notes — 1.7%
U.S. Treasury Inflation Index 3.375% 01/15/2007	1,017,160	1,019,862
U.S. Treasury Inflation Index 3.375% 01/15/2012	158,827	166,297
U.S. Treasury Note 3.250% 08/15/2007	50,000	48,910
U.S. Treasury Note
3.625% 07/15/2009	2,225,000	2,132,176
U.S. Treasury Note
4.875% 04/30/2011	725,000	717,637
		4,084,882

	Principal Amount	Market Value
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,694,112)		$13,692,990
TOTAL BONDS & NOTES (Cost $73,773,046)		73,137,423
TOTAL LONG TERM INVESTMENTS (Cost $246,913,754)		239,807,776
SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreement — 2.0%
Investors Bank & Trust Company Repurchase Agreement, dated 06/30/2006, 3.75%, due 07/03/2006(d)	$4,995,504	4,995,504
U.S. Treasury Bills — 0.1%
U.S. Treasury Bill 4.738% 09/21/2006	250,000	247,342
TOTAL SHORT-TERM INVESTMENTS (Cost $5,242,846)		5,242,846
TOTAL INVESTMENTS — 99.8% (Cost $252,156,600)(e)		245,050,622
Other Assets/ (Liabilities) — 0.2%		419,340
NET ASSETS — 100.0%		$245,469,962

Notes to Portfolio of Investments

ADR - American Depository Receipt

MTN - Medium Term Note

MXN - Mexican Peso

PLN - Polish Zloty

REIT - Real Estate Investment Trust

(a)  Non-income producing security.

(b)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities amounted to a value of $5,667,797 or 2.3% of net assets.

(c)  The principal amount of the security is in foreign currency. The market value is in U.S. dollars.

(d)  Maturity value of $4,997,065. Collateralized by a US Government Obligation with a rate of 8.125%, maturity date of 04/25/2027, and an aggregate market value, including accrued interest, of $5,245,280.

(e)  See note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments

June 30, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 96.2%
COMMON STOCK
Aerospace & Defense — 2.9%
Honeywell International, Inc.	77,400	$3,119,220
Lockheed Martin Corp.	20,500	1,470,670
Raytheon Co.	41,800	1,863,026
		6,452,916
Automotive & Parts — 0.7%
Ford Motor Co.	49,800	345,114
Genuine Parts Co.	28,100	1,170,646
		1,515,760
Banking, Savings & Loans — 9.0%
Bank of America Corp.	36,300	1,746,030
Bank of Ireland (Great Britain)	41,600	736,711
Fannie Mae	19,800	952,380
Fifth Third Bancorp	69,700	2,575,415
JP Morgan Chase & Co.	129,300	5,430,600
Mellon Financial Corp.	70,600	2,430,758
National City Corp.	24,100	872,179
Northern Trust Corp.	11,200	619,360
State Street Corp.	35,300	2,050,577
SunTrust Banks, Inc.	23,900	1,822,614
Wells Fargo & Co.	14,800	992,784
		20,229,408
Beverages — 2.3%
Anheuser-Busch Cos., Inc.	58,900	2,685,251
The Coca-Cola Co.	60,300	2,594,106
		5,279,357
Broadcasting, Publishing & Printing — 6.8%
Cablevision Systems Corp. Cl. A	1,800	38,610
CBS Corp. Cl. B	63,000	1,704,150
Comcast Corp. Cl. A(a)	60,000	1,964,400
Dow Jones & Co., Inc.	48,000	1,680,480
McClatchy Co. Cl. A	8,342	334,695
New York Times Co. Cl. A	88,500	2,171,790
Time Warner, Inc.	160,200	2,771,460
Tribune Co.	94,800	3,074,364
Viacom, Inc. Cl. B(a)	42,200	1,512,448
		15,252,397
Building Materials & Construction — 0.7%
Vulcan Materials Co.	19,300	1,505,400
Chemicals — 2.1%
Chemtura Corp.	43,500	406,290

	Number of Shares	Market Value
Du Pont (E.I.) de Nemours & Co.	53,800	$2,238,080
Hercules, Inc.(a)	26,800	408,968
International Flavors & Fragrances, Inc.	46,700	1,645,708
		4,699,046
Commercial Services — 1.3%
Block (H&R), Inc.	45,600	1,088,016
Waste Management, Inc.	53,000	1,901,640
		2,989,656
Communications — 1.5%
EchoStar Communications Corp. Cl. A(a)	28,200	868,842
Lucent Technologies, Inc.(a)	222,200	537,724
Nokia Oyj Sponsored ADR (Finland)	94,100	1,906,466
		3,313,032
Communications Equipment — 0.6%
Motorola, Inc.	62,700	1,263,405
Computers & Information — 2.5%
Cisco Systems, Inc.(a)	83,700	1,634,661
Dell, Inc.(a)	60,900	1,486,569
International Business Machines Corp.	32,400	2,488,968
		5,610,198
Cosmetics & Personal Care — 2.8%
Avon Products, Inc.	59,800	1,853,800
Colgate-Palmolive Co.	49,400	2,959,060
Kimberly-Clark Corp.	23,600	1,456,120
		6,268,980
Electric Utilities — 4.7%
Duke Energy Corp.	75,300	2,211,561
Entergy Corp.	28,000	1,981,000
FirstEnergy Corp.	26,700	1,447,407
NiSource, Inc.	96,500	2,107,560
Pinnacle West Capital Corp.	19,800	790,218
Progress Energy, Inc.	38,200	1,637,634
Teco Energy, Inc.	31,600	472,104
		10,647,484
Electrical Equipment & Electronics — 4.6%
Analog Devices, Inc.	42,000	1,349,880
General Electric Co.	188,400	6,209,664
Intel Corp.	60,700	1,150,265
Sony Corp.	36,400	1,602,847
		10,312,656

	Number of Shares	Market Value
Energy — 10.4%
Anadarko Petroleum Corp.	37,200	$1,774,068
BP PLC Sponsored ADR (United Kingdom)	29,900	2,081,339
Chevron Corp.	68,500	4,251,110
Exxon Mobil Corp.	65,900	4,042,965
Hess Corp.	54,000	2,853,900
Murphy Oil Corp.	29,600	1,653,456
Royal Dutch Shell PLC Sponsored ADR	52,400	3,509,752
Schlumberger Ltd.	27,700	1,803,547
Xcel Energy, Inc.	68,400	1,311,912
		23,282,049
Entertainment & Leisure — 0.9%
The Walt Disney Co.	70,100	2,103,000
Financial Services — 3.3%
Citigroup, Inc.	25,300	1,220,472
Mercantile Bankshares Corp.	19,700	702,699
Morgan Stanley	53,400	3,375,414
The Charles Schwab Corp.	127,700	2,040,646
		7,339,231
Foods — 2.7%
Campbell Soup Co.	53,800	1,996,518
General Mills, Inc.	38,200	1,973,412
McCormick & Co., Inc.	30,700	1,029,985
Sara Lee Corp.	22,000	352,440
Sysco Corp.	22,400	684,544
		6,036,899
Forest Products & Paper — 2.1%
International Paper Co.	108,400	3,501,320
MeadWestvaco Corp.	40,600	1,133,958
		4,635,278
Household Products — 1.5%
Fortune Brands, Inc.	18,600	1,320,786
Newell Rubbermaid, Inc.	80,500	2,079,315
		3,400,101
Industrial – Diversified — 1.7%
Cooper Industries Ltd. Cl. A	16,800	1,561,056
Eaton Corp.	13,800	1,040,520
Tyco International Ltd.	47,000	1,292,500
		3,894,076
Insurance — 5.4%
American International Group, Inc.	45,600	2,692,680
Chubb Corp.	22,000	1,097,800

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Lincoln National Corp.	35,900	$2,026,196
Marsh & McLennan Cos., Inc.	117,600	3,162,264
St. Paul Travelers Co.	41,100	1,832,238
UnumProvident Corp.	75,100	1,361,563
		12,172,741
Machinery & Components — 1.3%
Deere & Co.	19,300	1,611,357
Pall Corp.	48,500	1,358,000
		2,969,357
Manufacturing — 0.8%
Avery Dennison Corp.	31,900	1,852,114
Medical Supplies — 0.9%
Baxter International, Inc.	34,300	1,260,868
Boston Scientific Corp.(a)	49,500	833,580
		2,094,448
Metals & Mining — 0.6%
Alcoa, Inc.	43,300	1,401,188
Pharmaceuticals — 8.2%
Abbott Laboratories	39,800	1,735,678
Bristol-Myers Squibb Co.	59,300	1,533,498
Eli Lilly & Co.	50,000	2,763,500
Johnson & Johnson	40,300	2,414,776
MedImmune, Inc.(a)	33,900	918,690
Merck & Co., Inc.	90,400	3,293,272
Pfizer, Inc.	107,400	2,520,678
Schering-Plough Corp.	53,900	1,025,717
Wyeth	52,600	2,335,966
		18,541,775
Photography Equipment/Supplies — 0.8%
Eastman Kodak Co.	71,300	1,695,514
Prepackaged Software — 1.6%
Microsoft Corp.	150,200	3,499,660
Real Estate — 0.4%
Simon Property Group, Inc. REIT	11,500	953,810
Retail — 1.9%
The Home Depot, Inc.	32,600	1,166,754
RadioShack Corp.	35,800	501,200
Wal-Mart Stores, Inc.	52,600	2,533,742
		4,201,696
Telephone Utilities — 5.9%
Alltel Corp.	33,800	2,157,454
AT&T, Inc.	130,700	3,645,223
Qwest Communications International, Inc.(a)	327,700	2,651,093
Sprint Nextel Corp.	94,800	1,895,052

	Number of Shares	Market Value
TELUS Corp.	15,600	$629,928
TELUS Corp. CAD	7,200	298,358
Verizon Communications, Inc.	61,300	2,052,937
		13,330,045
Tobacco — 0.5%
UST, Inc.	22,600	1,021,294
Toys, Games — 0.8%
Mattel, Inc.	114,500	1,890,395
Transportation — 2.0%
Norfolk Southern Corp.	23,100	1,229,382
Union Pacific Corp.	36,000	3,346,560
		4,575,942
TOTAL EQUITIES (Cost $221,247,531)		216,230,308
MUTUAL FUND — 0.0%
Financial Services
Government Reserve Investment Fund	500	500
TOTAL MUTUAL FUND (Cost $500)		500
TOTAL LONG TERM INVESTMENTS (Cost $221,248,031)		216,230,808
	Principal Amount
SHORT-TERM INVESTMENTS — 4.5%
Repurchase Agreement
Investors Bank & Trust Company Repurchase Agreement, dated 06/30/2006, 3.75%, due 07/03/2006(b)	$10,039,686	10,039,686
TOTAL SHORT-TERM INVESTMENTS (Cost $10,039,686)		10,039,686
TOTAL INVESTMENTS — 100.7% (Cost $231,287,717)(c)		226,270,494
Other Assets/ (Liabilities) — (0.7%)		(1,544,785)
NET ASSETS — 100.0%		$224,725,709

Notes to Portfolio of Investments

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

(a)  Non-income producing security.

(b)  Maturity value of $10,042,823. Collateralized by a U.S. Government Agency Obligation with a rate of 4.690%, maturity date of 08/01/2034, and an aggregate market value, including accrued interest of $10,541,670.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments

June 30, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 99.8%
COMMON STOCK
Aerospace & Defense — 2.2%
Boeing Co.	856	$70,115
Lockheed Martin Corp.	4,273	306,545
Northrop Grumman Corp.	51,877	3,323,241
Raytheon Co.	4,235	188,754
		3,888,655
Air Transportation — 0.1%
Southwest Airlines Co.	14,378	235,368
Apparel, Textiles & Shoes — 0.3%
Payless ShoeSource, Inc.(a)	15,919	432,519
Automotive & Parts — 2.1%
ArvinMeritor, Inc.	76,095	1,308,073
AutoNation, Inc.(a)	7,800	167,232
Ford Motor Co.	230,485	1,597,261
Group 1 Automotive, Inc.	9,497	535,061
		3,607,627
Banking, Savings & Loans — 9.4%
Bank of America Corp.	123,954	5,962,187
Capital One Financial Corp.	9,129	780,073
Comerica, Inc.	6,280	326,497
National City Corp.	78,964	2,857,707
Wachovia Corp.	19,586	1,059,211
Washington Mutual, Inc.	116,651	5,316,953
		16,302,628
Broadcasting, Publishing & Printing — 1.4%
CBS Corp. Cl. B	25,635	693,427
Time Warner, Inc.	77,089	1,333,640
Viacom, Inc. Cl. B(a)	11,432	409,723
		2,436,790
Building Materials & Construction — 1.6%
Louisiana-Pacific Corp.	98,476	2,156,624
USG Corp.(a)	7,611	555,070
		2,711,694
Chemicals — 3.3%
Eastman Chemical Co.	26,185	1,413,990
Lyondell Chemical Co.	111,503	2,526,658
Olin Corp.	49,481	887,194
Westlake Chemical Corp.	28,702	855,320
		5,683,162
Commercial Services — 0.5%
Accenture Ltd. Cl. A	5,471	154,939
Donnelley (R.R.) & Sons Co.	8,875	283,556
John H. Harland Co.	9,342	406,377
		844,872

	Number of Shares	Market Value
Communications Equipment — 0.3%
Motorola, Inc.	29,264	$589,670
Computer Integrated Systems Design — 0.7%
Computer Sciences Corp.(a)	23,611	1,143,717
Computer Programming Services — 0.1%
RealNetworks, Inc.(a)	19,870	212,609
Computer Related Services — 0.8%
Acxiom Corp.	8,793	219,825
EarthLink, Inc.(a)	143,898	1,246,157
		1,465,982
Computers & Information — 3.7%
International Business Machines Corp.	80,449	6,180,092
Komag, Inc.(a)	3,411	157,520
Tech Data Corp.(a)	2,942	112,708
		6,450,320
Computers & Office Equipment — 2.1%
Hewlett-Packard Co.	115,044	3,644,594
Cosmetics & Personal Care — 2.0%
Kimberly-Clark Corp.	55,403	3,418,365
Electric Utilities — 4.0%
FirstEnergy Corp.	87,961	4,768,366
OGE Energy Corp.	6,839	239,570
Pepco Holdings, Inc.	62,243	1,467,690
PG&E Corp.	5,113	200,839
TXU Corp.	3,747	224,033
		6,900,498
Electrical Equipment & Electronics — 2.6%
Arrow Electronics, Inc.(a)	59,951	1,930,422
Freescale Semiconductor, Inc. Cl. B(a)	30,871	907,607
Intel Corp.	34,432	652,486
NAM TAI Electronics, Inc.	13,770	308,035
National Semiconductor Corp.	23,985	572,042
Texas Instruments, Inc.	1,714	51,917
		4,422,509
Electronics — 0.1%
Imation Corp.	2,961	121,549
Energy — 13.3%
Chevron Corp.	126,152	7,828,993
ConocoPhillips	34,626	2,269,042
Exxon Mobil Corp.	137,161	8,414,827
Grey Wolf, Inc.(a)	3,500	26,950
Marathon Oil Corp.	11,349	945,372
Nicor, Inc.	1,926	79,929
Occidental Petroleum Corp.	12,700	1,302,385
Tesoro Corp.	1,533	113,994

	Number of Shares	Market Value
UGI Corp.	32,323	$795,792
Valero Energy Corp.	10,542	701,254
Vectren Corp.	22,532	613,997
		23,092,535
Entertainment & Leisure — 0.6%
Regal Entertainment Group Cl. A	5,143	104,506
The Walt Disney Co.	30,460	913,800
		1,018,306
Financial Services — 13.1%
CBL & Associates Properties, Inc. REIT	70,638	2,749,937
Citigroup, Inc.	123,983	5,980,940
Countrywide Financial Corp.	8,500	323,680
The Goldman Sachs Group, Inc.	27,439	4,127,649
HRPT Properties Trust	36,400	420,784
IndyMac Bancorp, Inc.	26,435	1,212,045
iStar Financial, Inc.	34,712	1,310,378
Lehman Brothers Holdings, Inc.	23,344	1,520,862
Mack-Cali Realty Corp.	2,960	135,923
Merrill Lynch & Co., Inc.	2,300	159,988
Morgan Stanley	77,025	4,868,750
		22,810,936
Food Retailers — 1.2%
SuperValu, Inc.	69,736	2,140,895
Foods — 1.4%
Chiquita Brands International, Inc.	39,228	540,562
Del Monte Foods Co.	23,719	266,364
General Mills, Inc.	24,595	1,270,578
Seaboard Corp.	260	332,800
		2,410,304
Forest Products & Paper — 0.3%
Building Materials Holding Corp.	19,135	533,292
Healthcare — 0.6%
Humana, Inc.(a)	17,700	950,490
Kindred Healthcare, Inc.(a)	6,518	169,468
		1,119,958
Home Construction, Furnishings & Appliances — 0.1%
Furniture Brands International, Inc.	1,900	39,596
NVR, Inc.(a)	345	169,481
		209,077

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Household Products — 0.9%
Newell Rubbermaid, Inc.	34,550	$892,426
Tupperware Brands Corp.	36,458	717,858
		1,610,284
Industrial – Diversified — 0.5%
Tyco International Ltd.	29,565	813,037
Insurance — 4.6%
ACE Ltd.	55,643	2,814,979
American Financial Group, Inc.	14,599	626,297
Arch Capital Group Ltd.(a)	2,600	154,596
Chubb Corp.	16,566	826,643
Endurance Specialty Holdings Ltd.	3,908	125,056
First American Corp.	28,914	1,222,195
Landamerica Financial Group, Inc.	19,143	1,236,638
Zenith National Insurance Corp.	23,575	935,220
		7,941,624
Machinery & Components — 2.5%
Cummins, Inc.	35,968	4,397,088
Medical Supplies — 2.1%
Applera Corp.-Applied Biosystems Group	68,089	2,202,679
Becton, Dickinson & Co.	22,324	1,364,666
		3,567,345
Metals & Mining — 1.6%
Freeport-McMoRan Copper & Gold, Inc. Cl. B	13,512	748,700
Nucor Corp.	27,716	1,503,593
Quanex Corp.	11,593	499,311
Steel Dynamics, Inc.	1,400	92,036
		2,843,640
Pharmaceuticals — 9.2%
Alpharma, Inc. Cl. A	12,939	311,054
AmerisourceBergen Corp.	30,234	1,267,409
Amgen, Inc.(a)	15,561	1,015,044
Johnson & Johnson	44,331	2,656,314
King Pharmaceuticals, Inc.(a)	43,981	747,677
McKesson Corp.	43,080	2,036,822
Merck & Co., Inc.	114,872	4,184,787
Pfizer, Inc.	154,990	3,637,615
ViroPharma, Inc.(a)	17,680	152,402
		16,009,124
Prepackaged Software — 2.4%
BMC Software, Inc.(a)	842	20,124
Microsoft Corp.	143,245	3,337,608
Sybase, Inc.(a)	6,750	130,950
United Online, Inc.	60,713	728,556
		4,217,238

	Number of Shares	Market Value
Restaurants — 1.0%
Darden Restaurants, Inc.	16,188	$637,807
McDonald's Corp.	30,086	1,010,890
		1,648,697
Retail — 0.9%
Barnes & Noble, Inc.	39,643	1,446,969
J.C. Penney Co., Inc.	866	58,464
Longs Drug Stores Corp.	1,673	76,322
		1,581,755
Telephone Utilities — 3.8%
AT&T, Inc.	98,126	2,736,734
Embarq Corp.(a)	2,403	98,499
Sprint Nextel Corp.	74,460	1,488,455
Verizon Communications, Inc.	66,330	2,221,392
		6,545,080
Toys, Games — 0.1%
Hasbro, Inc.	12,624	228,621
Transportation — 2.3%
Burlington Northern Santa Fe Corp.	6,958	551,422
CSX Corp.	3,579	252,105
FedEx Corp.	4,743	554,267
Laidlaw International, Inc.	9,119	229,799
Norfolk Southern Corp.	6,857	364,930
Union Pacific Corp.	4,736	440,259
United Parcel Service, Inc. Cl. B	19,738	1,625,030
		4,017,812
TOTAL EQUITIES (Cost $176,454,901)		173,269,776
	Principal Amount
SHORT-TERM INVESTMENTS — 0.2%
Repurchase Agreement
Investors Bank & Trust Company Repurchase Agreement, dated 06/30/2006, 3.75%, due 07/03/2006(b)	$301,403	301,403
TOTAL SHORT-TERM INVESTMENTS (Cost $301,403)		301,403
TOTAL INVESTMENTS — 100.0% (Cost $176,756,304)(c)		173,571,179
Other Assets/ (Liabilities) — 0.0%		65,732
NET ASSETS — 100.0%		$173,636,911

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)  Non-income producing security.

(b)  Maturity value of $301,497. Collateralized by a U.S. Government Agency Obligation with a rate of 5.822%, maturity date of 10/25/2032, and an aggregate market value, including accrued interest of $316,473.

(c)  See Note 6 for aggregate cost for Federal tax purpose.

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund – Portfolio of Investments

June 30, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 98.8%
COMMON STOCK
Advertising — 1.1%
Getty Images, Inc.(a)	37,400	$2,375,274
Omnicom Group, Inc.	8,000	712,720
		3,087,994
Aerospace & Defense — 1.9%
Raytheon Co.	13,400	597,238
United Technologies Corp.	75,900	4,813,578
		5,410,816
Automotive & Parts — 0.3%
General Motors Corp.	34,400	1,024,776
Banking, Savings & Loans — 13.0%
Capital One Financial Corp.	12,500	1,068,125
Fannie Mae	66,300	3,189,030
Fifth Third Bancorp	33,400	1,234,130
Freddie Mac	46,000	2,622,460
Golden West Financial Corp.	12,800	949,760
Hudson City Bancorp, Inc.	142,500	1,899,525
JP Morgan Chase & Co.	130,000	5,460,000
SLM Corp.	162,000	8,573,040
Wachovia Corp.	43,900	2,374,112
Washington Mutual, Inc.	130,900	5,966,422
Wells Fargo & Co.	63,600	4,266,288
		37,602,892
Beverages — 2.0%
Anheuser-Busch Cos., Inc.	10,300	469,577
The Coca-Cola Co.	25,800	1,109,916
The Pepsi Bottling Group, Inc.	18,700	601,205
PepsiCo, Inc.	61,800	3,710,472
		5,891,170
Broadcasting, Publishing & Printing — 1.6%
Cablevision Systems Corp. Cl. A	29,000	622,050
CBS Corp. Cl. B	23,200	627,560
Clear Channel Communications, Inc.	49,700	1,538,215
Comcast Corp. Cl. A(a)	19,600	641,704
Time Warner, Inc.	35,200	608,960
Viacom, Inc. Cl. B(a)	16,700	598,528
		4,637,017
Chemicals — 1.7%
Dow Chemical Co.	34,500	1,346,535
Du Pont (E.I.) de Nemours & Co.	13,400	557,440

	Number of Shares	Market Value
Huntsman Corp.(a)	60,600	$1,049,592
Methanex Corp.	29,600	626,928
Potash Corp. of Saskatchewan	6,200	533,014
Rohm & Haas Co.	11,900	596,428
The Scotts Miracle-Gro Co.	6,400	270,848
		4,980,785
Commercial Services — 2.6%
Accenture Ltd. Cl. A	1,000	28,320
eBay, Inc.(a)	47,900	1,402,991
Fluor Corp.	55,000	5,111,150
Paychex, Inc.	14,700	573,006
Siemens AG Sponsored ADR (Germany)	6,500	564,330
		7,679,797
Communications — 0.2%
Qualcomm, Inc.	15,500	621,085
Computer Integrated Systems Design — 0.5%
Sun Microsystems, Inc.(a)	384,400	1,595,260
Computer Programming Services — 0.8%
SAP AG Sponsored ADR (Germany)	46,800	2,457,936
Computers & Information — 4.7%
Cisco Systems, Inc.(a)	289,900	5,661,747
Dell, Inc.(a)	67,200	1,640,352
Jabil Circuit, Inc.	37,500	960,000
Sandisk Corp.(a)	67,800	3,456,444
Seagate Technology(a)	80,400	1,820,256
		13,538,799
Computers & Office Equipment — 0.2%
Hewlett-Packard Co.	18,300	579,744
Data Processing & Preparation — 0.8%
Affiliated Computer Services, Inc. Cl. A(a)	32,300	1,667,003
Automatic Data Processing, Inc.	13,500	612,225
		2,279,228
Electric Utilities — 1.4%
AES Corp.(a)	76,000	1,402,200
CMS Energy Corp.(a)	56,000	724,640
Exelon Corp.	11,800	670,594
MDU Resources Group, Inc.	16,300	596,743
NiSource, Inc.	27,900	609,336
		4,003,513

	Number of Shares	Market Value
Electrical Equipment & Electronics — 11.5%
Altera Corp.(a)	189,400	$3,323,970
ASML Holding NV(a)	28,000	566,160
ATI Technologies, Inc.(a)	127,500	1,861,500
Emerson Electric Co.	12,700	1,064,387
Energizer Holdings, Inc.(a)	9,500	556,415
Fairchild Semiconductor International, Inc.(a)	46,400	843,088
Flextronics International Ltd.(a)	217,300	2,307,726
Freescale Semiconductor, Inc. Cl. A(a)	46,000	1,334,000
General Electric Co.	259,800	8,563,008
Intel Corp.	242,900	4,602,955
International Rectifier Corp.(a)	45,400	1,774,232
KLA-Tencor Corp.	81,500	3,387,955
Linear Technology Corp.	30,600	1,024,794
Xilinx, Inc.	98,700	2,235,555
		33,445,745
Energy — 7.6%
Anadarko Petroleum Corp.	22,200	1,058,718
Arch Coal, Inc.	12,400	525,388
BJ Services Co.	25,800	961,308
Chevron Corp.	22,800	1,414,968
Exxon Mobil Corp.	30,200	1,852,770
Halliburton Co.	17,000	1,261,570
Kinder Morgan, Inc.	11,600	1,158,724
Plains Exploration & Production Co.(a)	17,300	701,342
Royal Dutch Shell PLC Sponsored ADR	84,900	5,686,602
Schlumberger Ltd.	67,600	4,401,436
Transocean, Inc.(a)	7,200	578,304
Weatherford International Ltd.(a)	49,400	2,451,228
		22,052,358
Entertainment & Leisure — 0.9%
The Walt Disney Co.	85,400	2,562,000
Financial Services — 1.6%
AmeriCredit Corp.(a)	29,800	832,016
Berkshire Hathaway, Inc. Cl. A(a)	28	2,566,452
The Goldman Sachs Group, Inc.	4,000	601,720
IndyMac Bancorp, Inc.	12,000	550,200
		4,550,388
Foods — 2.3%
Campbell Soup Co.	47,800	1,773,858
Heinz (H. J.) Co.	14,100	581,202

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Kraft Foods, Inc. Cl. A	60,200	$1,860,180
Sara Lee Corp.	69,900	1,119,798
Sysco Corp.	40,700	1,243,792
		6,578,830
Forest Products & Paper — 0.3%
International Paper Co.	27,100	875,330
Healthcare — 1.4%
DaVita, Inc.(a)	23,100	1,148,070
Lincare Holdings, Inc.(a)	18,500	700,040
Triad Hospitals, Inc.(a)	14,300	565,994
UnitedHealth Group, Inc.	37,100	1,661,338
		4,075,442
Home Construction, Furnishings & Appliances — 0.3%
Leggett & Platt, Inc.	37,100	926,758
Household Products — 1.3%
Corning, Inc.(a)	94,300	2,281,117
Fortune Brands, Inc.	2,100	149,121
Jarden Corp.(a)	17,600	535,920
Unilever NV NY Shares (Netherlands)	34,800	784,740
		3,750,898
Industrial – Diversified — 2.1%
Cooper Industries Ltd. Cl. A	12,800	1,189,376
Danaher Corp.	41,100	2,643,552
Illinois Tool Works, Inc.	50,200	2,384,500
		6,217,428
Information Retrieval Services — 1.7%
Google, Inc. Cl. A(a)	9,400	3,941,702
Yahoo!, Inc.(a)	30,200	996,600
		4,938,302
Insurance — 3.6%
AFLAC, Inc.	12,900	597,915
American International Group, Inc.	36,800	2,173,040
Chubb Corp.	22,600	1,127,740
Marsh & McLennan Cos., Inc.	63,900	1,718,271
RenaissanceRe Holdings Ltd.	14,100	683,286
WellPoint, Inc.(a)	41,800	3,041,786
XL Capital Ltd. Cl. A	17,200	1,054,360
		10,396,398
Lodging — 1.0%
Host Hotels & Resorts, Inc.	14,600	319,302
Las Vegas Sands Corp.(a)	21,800	1,697,348
Starwood Hotels & Resorts Worldwide, Inc.	12,700	766,318
		2,782,968

	Number of Shares	Market Value
Machinery & Components — 0.6%
Baker Hughes, Inc.	22,300	$1,825,255
Manufacturing — 2.3%
American Standard Cos., Inc.	64,300	2,782,261
Applied Materials, Inc.	233,000	3,793,240
		6,575,501
Medical Supplies — 3.0%
Agilent Technologies, Inc.(a)	15,500	489,180
Allergan, Inc.	34,100	3,657,566
Baxter International, Inc.	64,100	2,356,316
Medtronic, Inc.	33,800	1,585,896
Thermo Electron Corp.(a)	15,700	568,968
		8,657,926
Metals & Mining — 2.0%
Alcoa, Inc.	108,100	3,498,116
Barrick Gold Corp.	39,500	1,169,200
Newmont Mining Corp.	20,800	1,100,944
		5,768,260
Pharmaceuticals — 9.5%
Amgen, Inc.(a)	8,800	574,024
AstraZeneca PLC Sponsored ADR (United Kingdom)	135,300	8,093,646
Endo Pharmaceuticals Holdings, Inc.(a)	18,800	620,024
Forest Laboratories, Inc.(a)	184,600	7,142,174
ImClone Systems, Inc.(a)	39,300	1,518,552
McKesson Corp.	29,800	1,408,944
Medco Health Solutions, Inc.(a)	35,700	2,044,896
Millennium Pharmaceuticals, Inc.(a)	98,000	977,060
Pfizer, Inc.	65,400	1,534,938
Sepracor, Inc.(a)	19,100	1,091,374
Teva Pharmaceutical Sponsored ADR (Israel)	78,300	2,473,497
		27,479,129
Prepackaged Software — 2.8%
Compuware Corp.(a)	77,500	519,250
Microsoft Corp.	331,800	7,730,940
		8,250,190
Real Estate — 0.2%
General Growth Properties, Inc. REIT	12,500	563,250
Restaurants — 0.4%
The Cheesecake Factory(a)	16,900	455,455
McDonald's Corp.	17,400	584,640
		1,040,095
Retail — 3.8%
Dollar Tree Stores, Inc.(a)	55,300	1,465,450
The Home Depot, Inc.	14,900	533,271

	Number of Shares	Market Value
Lowe's Companies, Inc.	97,300	$5,903,191
Target Corp.	54,700	2,673,189
Williams-Sonoma, Inc.	17,900	609,495
		11,184,596
Telephone Utilities — 2.5%
AT&T, Inc.	23,300	649,837
Embarq Corp.(a)	9,270	379,977
Qwest Communications International, Inc.(a)	89,800	726,482
Sprint Nextel Corp.	185,400	3,706,146
Verizon Communications, Inc.	53,300	1,785,017
		7,247,459
Tobacco — 1.8%
Altria Group, Inc.	70,600	5,184,158
Transportation — 1.5%
Carnival Corp.	18,200	759,668
United Parcel Service, Inc. Cl. B	44,200	3,638,986
		4,398,654
TOTAL EQUITIES (Cost $298,051,681)		286,718,130
	Principal Amount
SHORT-TERM INVESTMENTS — 0.8%
Repurchase Agreement
Investors Bank & Trust Company Repurchase Agreement, dated 06/30/2006, 3.75%, due 07/03/2006(b)	$2,241,807	2,241,807
TOTAL SHORT-TERM INVESTMENTS (Cost $2,241,807)		2,241,807
TOTAL INVESTMENTS — 99.6% (Cost $300,293,488)(c)		288,959,937
Other Assets/ (Liabilities) — 0.4%		1,282,178
NET ASSETS — 100.0%		$290,242,115

Notes to Portfolio of Investments

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

(a)  Non-income producing security.

(b)  Maturity value of $2,242,508. Collateralized by a U.S. Government Agency obligation with a rate of 8.375%, maturity date of 04/25/2017, and aggregate market value, including accrued interest, of $2,353,898.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Blue Chip Growth Fund – Portfolio of Investments

June 30, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 99.9%
COMMON STOCK
Advertising — 0.4%
Monster Worldwide, Inc.(a)	1,600	$68,256
Omnicom Group, Inc.	1,200	106,908
		175,164
Aerospace & Defense — 2.0%
General Dynamics Corp.	6,200	405,852
Honeywell International, Inc.	6,600	265,980
Rockwell Collins, Inc.	3,000	167,610
United Technologies Corp.	2,500	158,550
		997,992
Banking, Savings & Loans — 5.1%
Mellon Financial Corp.	4,200	144,606
Northern Trust Corp.	7,300	403,690
SLM Corp.	12,000	635,040
State Street Corp.	15,300	888,777
Wells Fargo & Co.	6,300	422,604
		2,494,717
Beverages — 1.2%
PepsiCo, Inc.	9,400	564,376
Broadcasting, Publishing & Printing — 1.7%
Grupo Televisa SA Sponsored ADR (Mexico)	6,300	121,653
The McGraw-Hill Companies, Inc.	1,300	65,299
The Scripps (E.W.) Co. Cl. A	1,600	69,024
Time Warner, Inc.	15,400	266,420
Viacom, Inc. Cl. B(a)	8,800	315,392
		837,788
Chemicals — 0.9%
Monsanto Co.	5,300	446,207
Commercial Services — 1.5%
Cintas Corp.	1,600	63,616
eBay, Inc.(a)	7,200	210,888
Paychex, Inc.	2,200	85,756
Quest Diagnostics	5,900	353,528
		713,788
Communications — 3.6%
America Movil SA de CV Sponsored ADR Series L (Mexico)	10,600	352,556
American Tower Corp. Cl. A(a)	14,200	441,904
Nokia Oyj Sponsored ADR (Finland)	24,400	494,344

	Number of Shares	Market Value
Qualcomm, Inc.	2,800	$112,196
Rogers Communications, Inc. Cl. B	4,000	161,600
Telefonaktiebolaget LM Ericsson Cl. B	52,700	172,491
		1,735,091
Computers & Information — 3.8%
Apple Computer, Inc.(a)	4,500	257,040
Cisco Systems, Inc.(a)	34,000	664,020
Dell, Inc.(a)	10,000	244,100
EMC Corp.(a)	23,800	261,086
International Game Technology	11,600	440,104
		1,866,350
Cosmetics & Personal Care — 1.5%
The Procter & Gamble Co.	12,800	711,680
Data Processing & Preparation — 2.0%
Automatic Data Processing, Inc.	12,500	566,875
First Data Corp.	9,100	409,864
		976,739
Electrical Equipment & Electronics — 10.0%
Analog Devices, Inc.	9,800	314,972
Garmin Ltd.	3,600	379,584
General Electric Co.	55,200	1,819,392
Intel Corp.	8,300	157,285
Linear Technology Corp.	10,500	351,645
Marvell Technology Group Ltd.(a)	9,900	438,867
Maxim Integrated Products, Inc.	18,800	603,668
Texas Instruments, Inc.	11,700	354,393
Xilinx, Inc.	19,200	434,880
		4,854,686
Energy — 4.5%
EOG Resources, Inc.	700	48,538
Exxon Mobil Corp.	9,600	588,960
Murphy Oil Corp.	4,200	234,612
Schlumberger Ltd.	16,400	1,067,804
Total SA Sponsored ADR (France)	3,800	248,976
		2,188,890
Entertainment & Leisure — 0.8%
Harrah's Entertainment, Inc.	5,500	391,490
Financial Services — 12.5%
American Express Co.	13,000	691,860
Ameriprise Financial, Inc.	1,900	84,873

	Number of Shares	Market Value
Chicago Mercantile Exchange Holdings, Inc.	300	$147,345
Citigroup, Inc.	20,800	1,003,392
Countrywide Financial Corp.	3,400	129,472
E*TRADE Financial Corp.(a)	15,800	360,556
Franklin Resources, Inc.	6,600	572,946
The Goldman Sachs Group, Inc.	3,900	586,677
Legg Mason, Inc.	5,400	537,408
Merrill Lynch & Co., Inc.	8,000	556,480
Morgan Stanley	3,400	214,914
The Charles Schwab Corp.	24,800	396,304
TD Ameritrade Holding Corp.	13,800	204,378
UBS AG Registered(a)	5,503	596,789
		6,083,394
Foods — 0.5%
Sysco Corp.	7,700	235,312
Healthcare — 4.4%
Caremark Rx, Inc.	13,500	673,245
GlaxoSmithKline PLC ADR (United Kingdom)	1,400	78,120
Humana, Inc.(a)	6,100	327,570
UnitedHealth Group, Inc.	24,000	1,074,720
		2,153,655
Home Construction, Furnishings & Appliances — 0.6%
Harman International Industries, Inc.	3,200	273,184
Household Products — 0.9%
Corning, Inc.(a)	13,600	328,984
Fortune Brands, Inc.	1,700	120,717
		449,701
Industrial – Diversified — 3.2%
Danaher Corp.	18,400	1,183,488
Illinois Tool Works, Inc.	7,800	370,500
		1,553,988
Information Retrieval Services — 3.5%
Google, Inc. Cl. A(a)	2,100	880,593
Juniper Networks, Inc.(a)	11,900	190,281
Yahoo!, Inc.(a)	19,600	646,800
		1,717,674
Insurance — 5.2%
Aetna, Inc.	4,000	159,720
AFLAC, Inc.	1,700	78,794
American International Group, Inc.	13,500	797,175

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
The Hartford Financial Services Group, Inc.	4,800	$406,080
Marsh & McLennan Cos., Inc.	7,200	193,608
Prudential Financial, Inc.	4,100	318,570
WellPoint, Inc.(a)	7,700	560,329
		2,514,276
Lodging — 1.4%
Marriott International, Inc. Cl. A	7,600	289,712
Wynn Resorts Ltd.(a)	5,700	417,810
		707,522
Machinery & Components — 3.3%
Baker Hughes, Inc.	8,000	654,800
Deere & Co.	2,400	200,376
Smith International, Inc.	16,800	747,096
		1,602,272
Manufacturing — 0.5%
Applied Materials, Inc.	14,900	242,572
Medical Supplies — 2.8%
Allergan, Inc.	1,800	193,068
Medtronic, Inc.	12,100	567,732
St. Jude Medical, Inc.(a)	7,900	256,118
Stryker Corp.	7,700	324,247
		1,341,165
Metals & Mining — 0.9%
BHP Billiton Ltd.	9,578	206,351
Consol Energy, Inc.	4,500	210,240
		416,591
Pharmaceuticals — 8.6%
Alcon, Inc.	600	59,130
Amgen, Inc.(a)	10,800	704,484
Cardinal Health, Inc.	2,800	180,124
Genentech, Inc.(a)	7,000	572,600
Gilead Sciences, Inc.(a)	9,400	556,104
Johnson & Johnson	6,400	383,488
Medco Health Solutions, Inc.(a)	2,200	126,016
Novartis AG	6,168	330,799
Pfizer, Inc.	13,900	326,233
Roche Holding AG	1,300	212,886
Sepracor, Inc.(a)	6,800	388,552
Wyeth	7,200	319,752
		4,160,168
Prepackaged Software — 4.4%
Adobe Systems, Inc.(a)	7,400	224,664
Intuit, Inc.(a)	5,500	332,145
Microsoft Corp.	47,600	1,109,080
Oracle Corp.(a)	31,800	460,782
		2,126,671

	Number of Shares	Market Value
Retail — 7.0%
Amazon.com, Inc.(a)	6,800	$263,024
Best Buy Co., Inc.	3,200	175,488
CVS Corp.	8,500	260,950
The Home Depot, Inc.	16,900	604,851
Kohl's Corp.(a)	12,600	744,912
Target Corp.	10,700	522,909
Wal-Mart Stores, Inc.	17,100	823,707
		3,395,841
Telephone Utilities — 0.5%
TELUS Corp.	6,300	254,394
Transportation — 0.7%
Union Pacific Corp.	1,700	158,032
United Parcel Service, Inc. Cl. B	2,200	181,126
		339,158
TOTAL EQUITIES (Cost $50,502,274)		48,522,496
	Principal Amount
SHORT-TERM INVESTMENTS — 0.0%
Repurchase Agreement
Investors Bank & Trust Company Repurchase Agreement, dated 06/30/2006, 3.75%, due 07/03/2006(b)	$27,492	27,492
TOTAL SHORT-TERM INVESTMENTS (Cost $27,492)		27,492
TOTAL INVESTMENTS — 99.9% (Cost $50,529,766)(c)		48,549,988
Other Assets/ (Liabilities) — 0.1%		31,038
NET ASSETS — 100.0%		$48,581,026

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)  Non-income producing security.

(b)  Maturity value of $27,500. Collateralized by a U.S. Government Agency obligation with a rate of 8.00%, maturity date of 02/25/2015, and aggregate market value, including accrued interest, of $28,866.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Large Cap Growth Fund – Portfolio of Investments

June 30, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 99.2%
COMMON STOCK
Aerospace & Defense — 4.0%
Boeing Co.	32,500	$2,662,076
Rockwell Collins, Inc.	7,500	419,025
		3,081,101
Banking, Savings & Loans — 4.8%
JP Morgan Chase & Co.	41,100	1,726,200
Northern Trust Corp.	22,600	1,249,780
UBS AG(a)	6,500	713,050
		3,689,030
Chemicals — 1.6%
Monsanto Co.	15,100	1,271,269
Commercial Services — 1.9%
eBay, Inc.(a)	49,600	1,452,784
Communications — 5.9%
America Movil SA de CV Sponsored ADR Series L (Mexico)	19,500	648,570
Network Appliance, Inc.(a)	40,550	1,431,415
Qualcomm, Inc.	62,800	2,516,396
		4,596,381
Computers & Information — 4.3%
Apple Computer, Inc.(a)	57,950	3,310,104
Cosmetics & Personal Care — 4.1%
The Procter & Gamble Co.	57,200	3,180,320
Electrical Equipment & Electronics — 6.1%
Advanced Micro Devices, Inc.(a)	61,700	1,506,714
Broadcom Corp. Cl. A(a)	72,900	2,190,645
Emerson Electric Co.	9,800	821,338
Nvidia Corp.(a)	11,200	238,448
		4,757,145
Energy — 7.9%
GlobalSantaFe Corp.	17,800	1,027,950
Halliburton Co.	42,800	3,176,188
Nabors Industries Ltd.(a)	38,600	1,304,294
Schlumberger Ltd.	9,600	625,056
		6,133,488
Financial Services — 10.6%
Franklin Resources, Inc.	22,700	1,970,587
The Goldman Sachs Group, Inc.	11,100	1,669,773
Legg Mason, Inc.	24,700	2,458,144

	Number of Shares	Market Value
Merrill Lynch & Co., Inc.	21,000	$1,460,760
The Nasdaq Stock Market, Inc.(a)	23,600	705,640
		8,264,904
Foods — 0.4%
Wm. Wrigley Jr. Co.	7,000	317,520
Healthcare — 5.1%
Caremark Rx, Inc.	46,200	2,303,994
UnitedHealth Group, Inc.	37,300	1,670,294
		3,974,288
Household Products — 2.8%
Corning, Inc.(a)	90,700	2,194,033
Industrial – Diversified — 0.5%
Textron, Inc.	4,500	414,810
Information Retrieval Services — 9.6%
Google, Inc. Cl. A(a)	8,500	3,564,305
Juniper Networks, Inc.(a)	74,700	1,194,453
Yahoo!, Inc.(a)	80,950	2,671,350
		7,430,108
Insurance — 6.5%
American International Group, Inc.	27,500	1,623,875
WellPoint, Inc.(a)	47,300	3,442,021
		5,065,896
Lodging — 3.1%
Hilton Hotels Corp.	39,000	1,102,920
Las Vegas Sands Corp.(a)	4,900	381,514
Marriott International, Inc. Cl. A	13,800	526,056
Starwood Hotels & Resorts Worldwide, Inc.	6,900	416,346
		2,426,836
Machinery & Components — 0.6%
Baker Hughes, Inc.	5,400	441,990
Pharmaceuticals — 12.0%
Alcon, Inc.	23,000	2,266,650
Amgen, Inc.(a)	6,000	391,380
Genentech, Inc.(a)	35,900	2,936,620
Gilead Sciences, Inc.(a)	17,820	1,054,231
Medco Health Solutions, Inc.(a)	11,100	635,808
Teva Pharmaceutical Sponsored ADR (Israel)	64,200	2,028,078
		9,312,767

	Number of Shares	Market Value
Prepackaged Software — 0.5%
Microsoft Corp.	17,900	$417,070
Restaurants — 1.7%
McDonald's Corp.	39,100	1,313,760
Retail — 5.2%
Lowe's Companies, Inc.	26,850	1,628,989
Target Corp.	27,600	1,348,812
Walgreen Co.	22,700	1,017,868
		3,995,669
TOTAL EQUITIES (Cost $82,926,441)		77,041,273
	Principal Amount
SHORT-TERM INVESTMENTS — 0.4%
Repurchase Agreement
Investors Bank & Trust Company Repurchase Agreement, dated 06/30/2006, 3.75%, due 07/03/2006(b)	$327,217	327,217
TOTAL SHORT-TERM INVESTMENTS (Cost $327,217)		327,217
TOTAL INVESTMENTS — 99.6% (Cost $83,253,658)(c)		77,368,490
Other Assets/ (Liabilities) — 0.4%		327,245
NET ASSETS — 100.0%		$77,695,735

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)  Non-income producing security.

(b)  Maturity value of $327,319. Collateralized by a U.S. Government Agency obligation with a rate of 6.00%, maturity date of 07/03/2006, and an aggregate market value, including accrued interest, of $343,578.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Concentrated Growth Fund – Portfolio of Investments

June 30, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 98.4%
COMMON STOCK
Apparel, Textiles & Shoes — 2.1%
Nike, Inc. Cl. B	22,200	$1,798,200
Automotive & Parts — 3.7%
Harley-Davidson, Inc.	58,100	3,189,109
Broadcasting, Publishing & Printing — 0.9%
The DIRECTV Group, Inc.(a)	47,700	787,050
Commercial Services — 6.7%
Accenture Ltd. Cl. A	61,700	1,747,344
eBay, Inc.(a)	133,900	3,921,931
		5,669,275
Communications — 10.9%
Nokia Oyj Sponsored ADR (Finland)	210,000	4,254,600
Qualcomm, Inc.	89,100	3,570,237
XM Satellite Radio Holdings, Inc. Cl. A(a)	97,500	1,428,375
		9,253,212
Computer Related Services — 5.1%
IAC/InterActiveCorp(a)	165,600	4,386,744
Computers & Information — 7.0%
Cisco Systems, Inc.(a)	84,300	1,646,379
Dell, Inc.(a)	167,200	4,081,352
International Game Technology	6,000	227,640
		5,955,371
Electrical Equipment & Electronics — 6.8%
General Electric Co.	121,200	3,994,752
Intel Corp.	94,800	1,796,460
		5,791,212
Financial Services — 11.9%
Citigroup, Inc.	89,300	4,307,832
Countrywide Financial Corp.	109,700	4,177,376
The Goldman Sachs Group, Inc.	10,800	1,624,644
		10,109,852
Healthcare — 3.2%
UnitedHealth Group, Inc.	60,500	2,709,190
Information Retrieval Services — 11.0%
Google, Inc. Cl. A(a)	11,500	4,822,295
Yahoo!, Inc.(a)	137,600	4,540,800
		9,363,095

	Number of Shares	Market Value
Insurance — 8.2%
Aetna, Inc.	70,700	$2,823,051
American International Group, Inc.	70,400	4,157,120
		6,980,171
Machinery & Components — 1.9%
Caterpillar, Inc.	22,100	1,646,008
Medical Supplies — 1.9%
Boston Scientific Corp.(a)	94,700	1,594,748
Prepackaged Software — 4.9%
Electronic Arts, Inc.(a)	97,000	4,174,880
Retail — 5.7%
Amazon.com, Inc.(a)	125,200	4,842,736
Telephone Utilities — 1.9%
Sprint Nextel Corp.	80,400	1,607,196
Transportation — 2.1%
FedEx Corp.	15,300	1,787,958
Travel — 2.5%
Expedia, Inc.(a)	143,000	2,140,710
TOTAL EQUITIES (Cost $90,089,585)		83,786,717
	Principal Amount
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement
Investors Bank & Trust Company Repurchase Agreement, dated 06/30/2006, 3.75%, due 07/03/2006(b)	$971,453	971,453
TOTAL SHORT-TERM INVESTMENTS (Cost $971,453)		971,453
TOTAL INVESTMENTS — 99.6% (Cost $91,061,038)(c)		84,758,170
Other Assets/ (Liabilities) — 0.4%		366,903
NET ASSETS — 100.0%		$85,125,073

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)  Non-income producing security.

(b)  Maturity value of $971,757. Collateralized by a U.S. Government Agency obligation with a rate of 8.875%, maturity date of 01/25/2022, and an aggregate market value, including accrued interest, of $1,020,026.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund – Portfolio of Investments

June 30, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 96.9%
COMMON STOCK
Aerospace & Defense — 0.9%
Honeywell International, Inc.	40,956	$1,650,527
Northrop Grumman Corp.	13,902	890,562
		2,541,089
Apparel, Textiles & Shoes — 0.6%
The Gap, Inc.	108,455	1,887,117
Automotive & Parts — 1.3%
Cooper Tire & Rubber Co.	210,616	2,346,262
Genuine Parts Co.	21,035	876,318
Winnebago Industries, Inc.	18,211	565,269
		3,787,849
Banking, Savings & Loans — 9.4%
BB&T Corp.	39,751	1,653,244
Chemical Financial Corp.	67,810	2,074,986
Fannie Mae	65,480	3,149,588
Fifth Third Bancorp	177,373	6,553,932
Freddie Mac	108,636	6,193,338
RAM Holdings Ltd.(a)	163,737	2,058,174
SunTrust Banks, Inc.	78,326	5,973,141
Washington Federal, Inc.	24,735	573,605
		28,230,008
Beverages — 2.4%
Anheuser-Busch Cos., Inc.	67,428	3,074,043
Coca-Cola Enterprises, Inc.	206,694	4,210,357
		7,284,400
Broadcasting, Publishing & Printing — 0.8%
Dow Jones & Co., Inc.	47,620	1,667,176
Westwood One, Inc.	99,975	749,812
		2,416,988
Building Materials & Construction — 1.1%
Masco Corp.	110,726	3,281,919
Chemicals — 8.6%
Air Products & Chemicals, Inc.	26,160	1,672,147
Compass Minerals International, Inc.	101,740	2,538,413
Du Pont (E.I.) de Nemours & Co.	38,571	1,604,554
International Flavors & Fragrances, Inc.	349,564	12,318,635
Minerals Technologies, Inc.	105,436	5,482,672
Nalco Holding Co.(a)	118,993	2,097,847
		25,714,268

	Number of Shares	Market Value
Commercial Services — 5.3%
Accenture Ltd. Cl. A	56,682	$1,605,234
ADVO, Inc.	97,641	2,402,946
PRA International(a)	244,913	5,454,212
Republic Services, Inc.	66,155	2,668,693
Valassis Communications, Inc.(a)	165,108	3,894,898
		16,025,983
Communications — 0.6%
CPI International, Inc.(a)	122,144	1,771,088
Computer Integrated Systems Design — 1.3%
NCI, Inc. Cl. A(a)	106,568	1,396,041
Reynolds & Reynolds, Inc. Cl. A	18,756	575,247
Synopsys, Inc.(a)	61,750	1,159,047
Teradyne, Inc.(a)	64,547	899,140
		4,029,475
Computers & Information — 0.6%
Diebold, Inc.	41,192	1,673,219
Computers & Office Equipment — 0.5%
Pitney Bowes, Inc.	39,259	1,621,397
Containers — 1.3%
Bemis Co., Inc.	126,774	3,881,820
Cosmetics & Personal Care — 4.0%
Kimberly-Clark Corp.	194,200	11,982,140
Electric Utilities — 4.9%
Dominion Resources, Inc.	27,347	2,045,282
Empire District Electric Co. (The)	80,185	1,647,802
Northeast Utilities	149,739	3,095,105
Puget Energy, Inc.	96,491	2,072,627
Westar Energy, Inc.	74,561	1,640,342
Wisconsin Energy Corp.	106,191	4,279,497
		14,780,655
Electrical Equipment & Electronics — 2.3%
American Power Conversion Corp.	91,035	1,774,272
Hubbell, Inc. Cl. B	51,023	2,431,246
KLA-Tencor Corp.	39,476	1,641,017
Littelfuse, Inc.(a)	34,270	1,178,203
		7,024,738
Energy — 7.0%
Equitable Resources, Inc.	365,694	12,250,749
Murphy Oil Corp.	56,011	3,128,774
Xcel Energy, Inc.	289,984	5,561,893
		20,941,416

	Number of Shares	Market Value
Entertainment & Leisure — 2.8%
International Speedway Corp. Cl. A	110,540	$5,125,740
Speedway Motorsports, Inc.	87,030	3,284,512
		8,410,252
Financial Services — 0.9%
Annaly Mortgage Management, Inc. REIT	71,626	917,529
Education Realty Trust, Inc. REIT	71,904	1,197,202
Nuveen Investments, Inc. Cl. A	13,451	579,066
		2,693,797
Foods — 4.2%
ConAgra Foods, Inc.	91,151	2,015,349
Diamond Foods, Inc.	248,027	3,985,794
General Mills, Inc.	28,918	1,493,904
Heinz (H. J.) Co.	87,871	3,622,043
Kraft Foods, Inc. Cl. A	52,262	1,614,896
		12,731,986
Forest Products & Paper — 3.0%
MeadWestvaco Corp.	165,558	4,624,035
Rayonier, Inc. REIT	24,264	919,848
Weyerhaeuser Co.	57,155	3,557,899
		9,101,782
Healthcare — 3.9%
Apria Healthcare Group, Inc.(a)	91,505	1,729,444
HCA, Inc.	131,296	5,665,422
LifePoint Hospitals, Inc.(a)	17,838	573,135
National Dentex Corp.(a)	60,493	1,403,438
Universal Health Services, Inc. Cl. B	47,484	2,386,546
		11,757,985
Household Products — 2.2%
Ferro Corp.	131,786	2,103,305
Hunter Douglas NV	18,484	1,237,249
Unilever NV NY Shares (Netherlands)	144,479	3,258,001
		6,598,555
Industrial – Distribution — 0.3%
Grainger (W.W.), Inc.	12,184	916,602
Insurance — 5.5%
Ambac Financial Group, Inc.	43,431	3,522,254

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Aspen Insurance Holdings Ltd.	34,956	$814,125
Genworth Financial, Inc. Cl. A	25,246	879,571
The Hartford Financial Services Group, Inc.	14,012	1,185,415
Horace Mann Educators Corp.	126,861	2,150,294
Marsh & McLennan Cos., Inc.	174,684	4,697,253
MGIC Investment Corp.	48,247	3,136,055
		16,384,967
Machinery & Components — 0.3%
Kaydon Corp.	23,188	865,144
Manufacturing — 1.8%
Applied Materials, Inc.	104,600	1,702,888
AptarGroup, Inc.	73,285	3,635,669
		5,338,557
Medical Supplies — 5.2%
Beckman Coulter, Inc.	137,588	7,643,013
Steris Corp.	39,870	911,428
Symmetry Medical, Inc.(a)	455,850	7,020,090
		15,574,531
Metals & Mining — 0.9%
Hubbell, Inc.	63,058	2,748,698
Oil & Gas — 1.4%
WGL Holdings, Inc.	148,169	4,289,493
Pharmaceuticals — 1.7%
Schering-Plough Corp.	30,100	572,803
Watson Pharmaceutical, Inc.(a)	199,918	4,654,091
		5,226,894
Prepackaged Software — 0.3%
DST Systems, Inc.(a)	15,726	935,697
Restaurants — 2.3%
CEC Entertainment, Inc.(a)	64,869	2,083,592
OSI Restaurant Partners, Inc.	137,085	4,743,141
		6,826,733
Retail — 3.1%
Dollar General Corp.	511,574	7,151,804
Family Dollar Stores, Inc.	46,519	1,136,459
Foot Locker, Inc.	47,319	1,158,842
		9,447,105
Telephone Utilities — 1.9%
Commonwealth Telephone Enterprises, Inc.	172,066	5,705,709

	Number of Shares	Market Value
Toys, Games — 1.6%
Hasbro, Inc.	260,584	$4,719,176
Transportation — 0.7%
Arctic Cat, Inc.	107,888	2,104,895
TOTAL EQUITIES (Cost $300,790,105)		291,254,127
MUTUAL FUND — 1.1%
Financial Services iShares S&P MidCap 400 Index Fund	41,778	3,187,243
TOTAL MUTUAL FUND (Cost $3,116,877)		3,187,243
TOTAL LONG TERM INVESTMENTS (Cost $303,906,982)		294,441,370
	Principal Amount
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement
Investors Bank & Trust Company Repurchase Agreement, dated 06/30/2006, 3.75%, due 07/03/2006(b)	$3,129,500	3,129,500
TOTAL SHORT-TERM INVESTMENTS (Cost $3,129,500)		3,129,500
TOTAL INVESTMENTS — 99.0% (Cost $307,036,482)(c)		297,570,870
Other Assets/ (Liabilities) — 1.0%		3,108,900
NET ASSETS — 100.0%		$300,679,770

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)  Non-income producing security.

(b)  Maturity value of $3,130,478. Collateralized by a U.S. Government Agency obligation with a rate of 8.245%, maturity date of 04/25/2028, and aggregate market value, including accrued interest, of $3,285,975.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments

June 30, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 95.7%
COMMON STOCK
Advertising — 4.1%
AQuantive, Inc.(a)	49,000	$1,241,170
Catalina Marketing Corp.	53,000	1,508,380
Clear Channel Outdoor Holdings, Inc. Cl. A(a)	32,700	685,392
Getty Images, Inc.(a)	34,900	2,216,499
Harte-Hanks, Inc.	2,700	69,228
Lamar Advertising Co.(a)	65,200	3,511,672
Monster Worldwide, Inc.(a)	53,100	2,265,246
Omnicom Group, Inc.	2,900	258,361
WPP Group PLC Sponsored ADR (United Kingdom)	3,800	229,102
		11,985,050
Aerospace & Defense — 2.7%
Alliant Techsystems, Inc.(a)	24,000	1,832,400
Empresa Brasileira de Aeronautica SA ADR (Brazil)	5,800	211,526
Goodrich Corp.	52,000	2,095,080
Rockwell Collins, Inc.	67,400	3,765,638
		7,904,644
Agribusiness — 0.0%
Delta & Pine Land Co.	2,500	73,500
Air Transportation — 1.1%
SkyWest, Inc.	12,500	310,000
Southwest Airlines Co.	184,800	3,025,176
		3,335,176
Apparel, Textiles & Shoes — 0.6%
Coach, Inc.(a)	7,200	215,280
Ross Stores, Inc.	56,100	1,573,605
		1,788,885
Automotive & Parts — 0.9%
Harley-Davidson, Inc.	4,300	236,027
Oshkosh Truck Corp.	48,000	2,280,960
Winnebago Industries, Inc.	2,500	77,600
		2,594,587
Banking, Savings & Loans — 1.1%
City National Corp.	1,000	65,090
First Horizon National Corp.	1,800	72,360
Investors Financial Services Corp.	36,100	1,620,890

	Number of Shares	Market Value
Mellon Financial Corp.	4,000	$137,720
Northern Trust Corp.	3,400	188,020
State Street Corp.	3,400	197,506
SVB Financial Group(a)	12,600	572,796
Synovus Financial Corp.	6,100	163,358
UCBH Holdings, Inc.	4,200	69,468
		3,087,208
Beverages — 0.3%
Cott Corp.(a)	68,000	888,080
Broadcasting, Publishing & Printing — 0.9%
Citadel Broadcasting Corp.	95,600	850,840
The McGraw-Hill Companies, Inc.	1,300	65,299
Meredith Corp.	1,500	74,310
Radio One, Inc. Cl. D(a)	10,400	76,960
Salem Communications Corp. Cl. A	4,900	63,749
The Scripps (E.W.) Co. Cl. A	1,600	69,024
Univision Communications, Inc. Cl. A(a)	42,100	1,410,350
		2,610,532
Building Materials & Construction — 0.2%
Kinetic Concepts, Inc.(a)	16,000	706,400
Chemicals — 0.7%
Aventine Renewable Energy Holdings, Inc.(a)	1,700	66,130
Monsanto Co.	900	75,771
Nalco Holding Co.(a)	72,300	1,274,649
Praxair, Inc.	1,300	70,200
Symyx Technologies, Inc.(a)	2,600	62,790
The Valspar Corp.	4,000	105,640
VeraSun Energy(a)	20,000	524,800
		2,179,980
Commercial Services — 6.3%
Apollo Group, Inc. Cl. A(a)	1,400	72,338
Block (H&R), Inc.	2,600	62,036
Cintas Corp.	3,900	155,064
The Corporate Executive Board Co.	2,500	250,500
Decode Genetics, Inc.(a)	9,500	58,805
DeVry, Inc.(a)	2,900	63,713
Dun & Bradstreet Corp.(a)	1,900	132,392
Ecolab, Inc.	5,500	223,190
Equifax, Inc.	2,900	99,586
Fastenal Co.	2,000	80,580
Fluor Corp.	3,800	353,134

	Number of Shares	Market Value
Gen-Probe, Inc.(a)	21,400	$1,155,172
Global Payments, Inc.	27,900	1,354,545
Iron Mountain, Inc.(a)	68,300	2,553,054
ITT Educational Services, Inc.(a)	1,400	92,134
Laureate Education, Inc.(a)	21,500	916,545
LECG Corp.(a)	4,100	75,727
Manpower, Inc.	50,100	3,236,460
MoneyGram International, Inc.	80,800	2,743,160
Moody's Corp.	6,900	375,774
Paychex, Inc.	7,000	272,860
QIAGEN NV(a)	5,000	68,600
Quest Diagnostics	3,200	191,744
Resources Connection, Inc.(a)	12,000	300,240
Ritchie Bros. Auctioneers, Inc.	3,800	202,084
Robert Half International, Inc.	35,300	1,482,600
Stericycle, Inc.(a)	1,700	110,670
United Rentals, Inc.(a)	37,000	1,183,260
Viad Corp.	21,000	657,300
		18,523,267
Communications — 4.4%
American Tower Corp. Cl. A(a)	88,900	2,766,568
Crown Castle International Corp.(a)	110,400	3,813,216
EchoStar Communications Corp. Cl. A(a)	24,300	748,683
Harris Corp.	57,000	2,366,070
Rogers Communications, Inc. Cl. B	56,500	2,282,600
SBA Communications Corp. Cl. A(a)	28,700	750,218
XM Satellite Radio Holdings, Inc. Cl. A(a)	17,500	256,375
		12,983,730
Computer Integrated Systems Design — 1.8%
Avid Technology, Inc.(a)	39,900	1,329,867
Cadence Design Systems, Inc.(a)	3,600	61,740
Cogent, Inc.(a)	58,400	880,088
F5 Networks, Inc.(a)	1,300	69,524
FileNET Corp.(a)	3,400	91,562
Jack Henry & Associates, Inc.	57,300	1,126,518

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
National Instruments Corp.	2,400	$65,760
Synopsys, Inc.(a)	3,400	63,818
Teradyne, Inc.(a)	109,800	1,529,514
Websense, Inc.(a)	4,500	92,430
		5,310,821
Computer Programming Services — 1.1%
Cognizant Technology Solutions Corp. Cl. A(a)	4,200	282,954
Mercury Interactive Corp.(a)	2,100	73,437
VeriSign, Inc.(a)	119,800	2,775,766
		3,132,157
Computer Related Services — 1.7%
CACI International, Inc. Cl. A(a)	29,000	1,691,570
Checkfree Corp.(a)	45,200	2,240,112
CNET Networks, Inc.(a)	116,000	925,680
		4,857,362
Computers & Information — 2.5%
CDW Corp.	1,200	65,580
Cognos, Inc.(a)	4,000	113,800
Comverse Technology, Inc.(a)	32,000	632,640
International Game Technology	71,900	2,727,886
Jabil Circuit, Inc.	69,800	1,786,880
Satyam Computer Services Ltd. ADR	4,200	139,188
Symbol Technologies, Inc.	165,900	1,790,061
Zebra Technologies Corp. Cl. A(a)	1,900	64,904
		7,320,939
Containers — 0.0%
Sealed Air Corp.	1,400	72,912
Cosmetics & Personal Care — 0.0%
Avon Products, Inc.	4,000	124,000
Data Processing & Preparation — 0.1%
FactSet Research Systems, Inc.	2,500	118,250
Fiserv, Inc.(a)	1,700	77,112
SEI Investments Co.	1,700	83,096
		278,458
Education — 0.0%
Career Education Corp.(a)	2,000	59,780
Electric Utilities — 0.1%
AES Corp.(a)	16,100	297,046

	Number of Shares	Market Value
Electrical Equipment & Electronics — 10.7%
Advanced Micro Devices, Inc.(a)	2,400	$58,608
Altera Corp.(a)	121,100	2,125,305
American Power Conversion Corp.	5,100	99,399
Ametek, Inc.	67,800	3,212,364
Analog Devices, Inc.	10,400	334,256
Broadcom Corp. Cl. A(a)	10,000	300,500
Cymer, Inc.(a)	1,400	65,044
Dolby Laboratories, Inc. Cl. A(a)	42,000	978,600
Flextronics International Ltd.(a)	144,000	1,529,280
FLIR Systems, Inc.(a)	58,100	1,281,686
Garmin Ltd.	18,800	1,982,272
Gentex Corp.	112,100	1,569,400
Integrated Device Technology, Inc.(a)	7,400	104,932
Intersil Corp. Cl. A	88,800	2,064,600
KLA-Tencor Corp.	2,300	95,611
Linear Technology Corp.	42,300	1,416,627
Marvell Technology Group Ltd.(a)	44,600	1,977,118
Maxim Integrated Products, Inc.	10,800	346,788
Microchip Technology, Inc.	65,500	2,197,525
National Semiconductor Corp.	75,600	1,803,060
Novellus Systems, Inc.(a)	55,500	1,370,850
PMC-Sierra, Inc.(a)	87,200	819,680
QLogic Corp.(a)	3,600	62,064
Semtech Corp.(a)	37,700	544,765
Silicon Laboratories, Inc.(a)	6,800	239,020
Spansion LLC Cl. A(a)	60,400	962,776
SunPower Corp. Cl. A(a)	19,600	549,192
Teleflex, Inc.	16,000	864,320
Xilinx, Inc.	110,900	2,511,885
		31,467,527
Energy — 5.4%
Bill Barrett Corp.(a)	9,600	284,256
BJ Services Co.	114,500	4,266,270
Compton Petroleum Corp.(a)	38,700	446,598
Diamond Offshore Drilling, Inc.	1,500	125,895
EOG Resources, Inc.	48,000	3,328,320
Murphy Oil Corp.	55,200	3,083,472
Nabors Industries Ltd.(a)	3,700	125,023
Ultra Petroleum Corp.(a)	4,200	248,934

	Number of Shares	Market Value
Weatherford International Ltd.(a)	6,700	$332,454
The Williams Cos., Inc.	9,600	224,256
XTO Energy, Inc.	75,200	3,329,104
		15,794,582
Entertainment & Leisure — 0.8%
Brunswick Corp.	33,900	1,127,175
DreamWorks Animation SKG, Inc. Cl. A(a)	26,800	613,720
Harrah's Entertainment, Inc.	3,700	263,366
Shuffle Master, Inc.(a)	4,400	144,232
WMS Industries, Inc.(a)	2,400	65,736
		2,214,229
Financial Services — 4.1%
Affiliated Managers Group, Inc.(a)	800	69,512
BlackRock, Inc. Cl. A	1,000	139,170
CapitalSource, Inc.	15,900	373,014
CBOT Holdings Inc. Cl. A(a)	3,100	370,729
Chicago Mercantile Exchange Holdings, Inc.	800	392,920
E*TRADE Financial Corp.(a)	74,300	1,695,526
East West Bancorp, Inc.	1,900	72,029
Eaton Vance Corp.	70,300	1,754,688
Federated Investors, Inc. Cl. B	2,100	66,150
Fidelity National Information Services, Inc.	52,000	1,840,800
Janus Capital Group, Inc.	17,600	315,040
Lazard Ltd. Cl. A	1,700	68,680
Legg Mason, Inc.	17,900	1,781,408
Nuveen Investments, Inc. Cl. A	31,200	1,343,160
optionsXpress Holdings, Inc.	2,600	60,606
The Charles Schwab Corp.	4,100	65,518
TD Ameritrade Holding Corp.	114,700	1,698,707
		12,107,657
Foods — 0.1%
The Hershey Co.	2,300	126,661
McCormick & Co., Inc.	3,200	107,360
Panera Bread Co. Cl. A(a)	1,000	67,240
Wm. Wrigley Jr. Co.	2,800	127,008
		428,269
Healthcare — 5.4%
Community Health Systems, Inc.(a)	39,000	1,433,250
Coventry Health Care, Inc.(a)	22,300	1,225,162

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
DaVita, Inc.(a)	19,000	$944,300
Elan Corp. PLC Sponsored ADR (Ireland)(a)	122,000	2,037,400
Express Scripts, Inc.(a)	2,600	186,524
Health Management Associates, Inc. Cl. A	77,400	1,525,554
Healthways, Inc.(a)	1,900	100,016
Human Genome Sciences, Inc.(a)	24,000	256,800
Humana, Inc.(a)	36,400	1,954,680
Laboratory Corp. of America Holdings(a)	35,900	2,234,057
LifePoint Hospitals, Inc.(a)	1,800	57,834
Lincare Holdings, Inc.(a)	4,100	155,144
Manor Care, Inc.	65,700	3,082,644
Triad Hospitals, Inc.(a)	19,600	775,768
		15,969,133
Heavy Machinery — 0.6%
Cameron International Corp.(a)	38,200	1,824,814
Home Construction, Furnishings & Appliances — 1.0%
Centex Corp.	2,000	100,600
Harman International Industries, Inc.	28,400	2,424,508
HNI Corp.	2,100	95,235
KB Home	1,800	82,530
Lennar Corp. Cl. A	3,500	155,295
Meritage Homes Corp.(a)	1,100	51,975
Pulte Homes, Inc.	3,000	86,370
Toll Brothers, Inc.(a)	2,300	58,811
		3,055,324
Industrial – Distribution — 0.1%
Grainger (W.W.), Inc.	3,100	233,213
Industrial – Diversified — 1.2%
Danaher Corp.	30,200	1,942,464
ITT Industries, Inc.	34,300	1,697,850
		3,640,314
Information Retrieval Services — 1.3%
ChoicePoint, Inc.(a)	46,200	1,929,774
Digital River, Inc.(a)	2,600	105,014
Juniper Networks, Inc.(a)	102,100	1,632,579
Sina Corp.(a)	2,800	69,944
		3,737,311
Insurance — 1.9%
Ambac Financial Group, Inc.	900	72,990
Arch Capital Group Ltd.(a)	2,200	130,812
Assurant, Inc.	48,000	2,323,200
Axis Capital Holdings Ltd.	57,500	1,645,075

	Number of Shares	Market Value
Brown & Brown, Inc.	3,600	$105,192
Markel Corp.(a)	200	69,400
Marsh & McLennan Cos., Inc.	3,700	99,493
MBIA, Inc.	1,300	76,115
Principal Financial Group, Inc.	20,000	1,113,000
Willis Group Holdings Ltd.	2,100	67,410
		5,702,687
Lodging — 1.0%
Boyd Gaming Corp.	3,400	137,224
Choice Hotels International, Inc.	3,200	193,920
Hilton Hotels Corp.	9,700	274,316
Las Vegas Sands Corp.(a)	1,000	77,860
Marriott International, Inc. Cl. A	7,000	266,840
Starwood Hotels & Resorts Worldwide, Inc.	4,200	253,428
Station Casinos, Inc.	2,200	149,776
Wynn Resorts Ltd.(a)	22,100	1,619,930
		2,973,294
Machinery & Components — 3.9%
FMC Technologies, Inc.(a)	46,000	3,103,160
Graco, Inc.	2,600	119,548
Grant Prideco, Inc.(a)	7,500	335,625
IDEX Corp.	1,500	70,800
Pall Corp.	2,500	70,000
Roper Industries, Inc.	90,400	4,226,200
Smith International, Inc.	81,200	3,610,964
		11,536,297
Manufacturing — 1.1%
American Standard Cos., Inc.	40,000	1,730,800
Avery Dennison Corp.	1,200	69,672
Lam Research Corp.(a)	2,300	107,226
Millipore Corp.(a)	1,500	94,485
Pentair, Inc.	35,000	1,196,650
		3,198,833
Medical Supplies — 3.1%
Allergan, Inc.	3,300	353,958
American Medical Systems Holdings, Inc.(a)	3,800	63,270
ArthoCare Corp.(a)	1,700	71,417
Bard (C.R.), Inc.	11,700	857,142
Becton, Dickinson & Co.	1,800	110,034
Biomet, Inc.	4,300	134,547
Dade Behring Holdings, Inc.	2,400	99,936
Dentsply International, Inc.	2,200	133,320

	Number of Shares	Market Value
Edwards Lifesciences Corp.(a)	49,000	$2,226,070
Henry Schein, Inc.(a)	2,700	126,171
Hologic, Inc.(a)	1,600	78,976
II-VI, Inc.(a)	3,500	64,050
Integra LifeSciences Holdings Corp.(a)	1,800	69,858
Kyphon, Inc.(a)	1,800	69,048
Patterson Cos., Inc.(a)	65,800	2,298,394
Resmed, Inc.(a)	2,800	131,460
Respironics, Inc.(a)	3,400	116,348
St. Jude Medical, Inc.(a)	4,700	152,374
Techne Corp.(a)	2,600	132,392
Thermo Electron Corp.(a)	41,900	1,518,456
Varian Medical Systems, Inc.(a)	3,500	165,725
Ventana Medical Systems, Inc.(a)	1,500	70,770
Waters Corp.(a)	2,500	111,000
Zimmer Holdings, Inc.(a)	900	51,048
		9,205,764
Metals & Mining — 2.2%
Consol Energy, Inc.	57,500	2,686,400
Foundation Coal Holdings, Inc.	24,500	1,149,785
Newmont Mining Corp.	28,400	1,503,212
Precision Castparts Corp.	4,800	286,848
Teck Cominco Ltd. Cl. B	15,200	908,352
		6,534,597
Pharmaceuticals — 7.2%
Alkermes, Inc.(a)	59,500	1,125,740
Amylin Pharmaceuticals, Inc.(a)	31,200	1,540,344
Atherogenics, Inc.(a)	5,300	69,165
Barr Pharmaceuticals, Inc.(a)	41,000	1,955,290
Celgene Corp.(a)	5,600	265,608
Cephalon, Inc.(a)	54,900	3,299,490
Charles River Laboratories International, Inc.(a)	1,600	58,880
Genzyme Corp.(a)	1,500	91,575
Gilead Sciences, Inc.(a)	19,000	1,124,040
Invitrogen Corp.(a)	1,100	72,677
Martek Biosciences Corp.(a)	2,500	72,375
Medco Health Solutions, Inc.(a)	3,300	189,024
MedImmune, Inc.(a)	102,700	2,783,170
Millennium Pharmaceuticals, Inc.(a)	6,200	61,814
Myogen, Inc.(a)	26,000	754,000
Nektar Therapeutics(a)	3,500	64,190

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Neurocrine Biosciences, Inc.(a)	21,000	$222,600
Omnicare, Inc.	25,300	1,199,726
OSI Pharmaceuticals, Inc.(a)	25,000	824,000
PDL BioPharma, Inc.(a)	34,600	636,986
Sepracor, Inc.(a)	29,600	1,691,344
Sigma-Aldrich Corp.	1,100	79,904
Theravance, Inc.(a)	18,600	425,568
Valeant Pharmaceuticals International	67,400	1,140,408
Vertex Pharmaceuticals, Inc.(a)	43,600	1,600,556
		21,348,474
Prepackaged Software — 4.4%
Activision, Inc.(a)	5,400	61,452
Adobe Systems, Inc.(a)	48,600	1,475,496
Check Point Software Technologies Ltd.(a)	3,400	59,772
Citrix Systems, Inc.(a)	2,800	112,392
DST Systems, Inc.(a)	49,200	2,927,400
Electronic Arts, Inc.(a)	1,300	55,952
Fair Isaac Corp.	2,000	72,620
Hyperion Solutions Corp.(a)	2,400	66,240
Internet Security Systems, Inc.(a)	3,300	62,205
Intuit, Inc.(a)	31,000	1,872,090
McAfee, Inc.(a)	53,900	1,308,153
NAVTEQ(a)	57,600	2,573,568
Red Hat, Inc.(a)	70,400	1,647,360
Salesforce.com, Inc.(a)	25,400	677,164
THQ, Inc.(a)	3,000	64,800
		13,036,664
Restaurants — 1.0%
The Cheesecake Factory(a)	45,400	1,223,530
OSI Restaurant Partners, Inc.	1,800	62,280
P.F. Chang's China Bistro, Inc.(a)	18,000	684,360
Tim Hortons, Inc.(a)	39,600	1,019,700
		2,989,870
Retail — 5.2%
Advance Auto Parts Corp.	2,000	57,800
Amazon.com, Inc.(a)	68,400	2,645,712
Bed Bath & Beyond, Inc.(a)	53,400	1,771,278
Best Buy Co., Inc.	33,100	1,815,204
Carmax, Inc.(a)	36,000	1,276,560
Dick's Sporting Goods, Inc.(a)	4,000	158,400

	Number of Shares	Market Value
Dollar General Corp.	9,000	$125,820
Family Dollar Stores, Inc.	3,700	90,391
Fred's, Inc.	5,300	70,755
Men's Wearhouse, Inc.	2,100	63,630
Michaels Stores, Inc.	1,700	70,108
MSC Industrial Direct Co. Cl. A	9,000	428,130
O'Reilly Automotive, Inc.(a)	56,900	1,774,711
Petsmart, Inc.	89,900	2,301,440
Shoppers Drug Mart Corp. CAD	27,000	984,425
Staples, Inc.	5,000	121,600
Tiffany & Co.	5,400	178,308
The TJX Cos., Inc.	11,900	272,034
Williams-Sonoma, Inc.	35,600	1,212,180
		15,418,486
Retail – Grocery — 0.3%
Whole Foods Market, Inc.	12,000	775,680
Telephone Utilities — 1.9%
ADTRAN, Inc.	34,000	762,620
Amdocs Ltd.(a)	63,000	2,305,800
Level 3 Communications, Inc.(a)	64,000	284,160
NeuStar, Inc. Cl. A(a)	4,300	145,125
NII Holdings, Inc. Cl. B(a)	3,600	202,968
TELUS Corp. CAD	43,000	1,781,860
		5,482,533
Transportation — 1.2%
Discovery Holding Co. Cl. A(a)	87,000	1,272,810
Expeditors International of Washington, Inc.	3,800	212,838
Landstar System, Inc.	4,000	188,920
Robinson (C.H.) Worldwide, Inc.	4,000	213,200
Royal Caribbean Cruises Ltd.	3,600	137,700
Thor Industries, Inc.	2,200	106,590
UTI Worldwide, Inc.	58,400	1,473,432
		3,605,490
TOTAL EQUITIES (Cost $297,686,123)		282,395,556

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 4.5%
Repurchase Agreement
Investors Bank & Trust Company Repurchase Agreement, dated 06/30/2006, 3.75%, due 07/03/2006(b)	$13,200,839	$13,200,839
TOTAL SHORT-TERM INVESTMENTS (Cost $13,200,839)		13,200,839
TOTAL INVESTMENTS — 100.2% (Cost $310,886,962)(c)		295,596,395
Other Assets/ (Liabilities) — (0.2%)		(715,744)
NET ASSETS — 100.0%		$294,880,651

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)  Non-income producing security.

(b)  Maturity value of $13,204,964. Collateralized by a US Government Obligation with a rate of 5.498%, maturity date of 05/15/2035, and an aggregate market value, including accrued interest, of $13,860,881.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Value Fund – Portfolio of Investments

June 30, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 98.1%
COMMON STOCK
Advertising — 0.1%
Harte-Hanks, Inc.	7,600	$194,864
Aerospace & Defense — 0.7%
Kaman Corp.	17,700	322,140
Sequa Corp. Cl. A(a)	6,700	546,050
Triumph Group, Inc.(a)	3,300	158,400
		1,026,590
Apparel, Textiles & Shoes — 3.0%
Brown Shoe Co., Inc.	54,410	1,854,293
Jones Apparel Group, Inc.	28,500	906,015
Kellwood Co.	66,338	1,941,713
		4,702,021
Automotive & Parts — 3.0%
ArvinMeritor, Inc.	6,920	118,955
AutoNation, Inc.(a)	7,800	167,232
Group 1 Automotive, Inc.	34,800	1,960,632
Lithia Motors, Inc. Cl. A	16,400	497,248
Sonic Automotive, Inc.	53,000	1,175,540
Superior Industries International, Inc.	10,200	186,558
United Auto Group, Inc.	26,800	572,180
		4,678,345
Banking, Savings & Loans — 11.6%
Capitol Bancorp Ltd.	11,500	447,925
Cardinal Financial Corp.	28,300	328,846
Cathay General Bancorp	34,260	1,246,379
Central Pacific Financial Corp.	30,500	1,180,350
Chemical Financial Corp.	5,200	159,120
Columbia Banking Systems, Inc.	11,600	433,608
CompuCredit Corp.(a)	16,700	641,948
Corus Bankshares, Inc.	43,400	1,136,212
First Citizens BancShares, Inc. Cl. A	2,109	422,854
First Community Bancorp	16,500	974,820
First Indiana Corp.	10,200	265,506
First Merchants Corp.	6,100	148,291
First Niagara Financial Group, Inc.	43,900	615,478
First State Bancorp	9,200	218,776
Frontier Financial Corp.	11,100	377,289
Fulton Financial Corp.	10,900	173,528
Glacier Bancorp, Inc.	15,900	465,393
Greater Bay Bancorp	40,300	1,158,625

	Number of Shares	Market Value
Hanmi Financial Corp.	55,820	$1,085,141
Harbor Florida Bancshares, Inc.	4,000	148,560
Mid-State Bancshares	10,000	280,000
Partners Trust Financial Group, Inc.	32,000	365,120
Placer Sierra Bancshares	20,400	473,076
Preferred Bank/ Los Angeles, CA	2,900	155,469
Provident Financial Services, Inc.	54,600	980,070
Seacoast Banking Corp. of Florida	6,500	173,095
Signature Bank(a)	44,900	1,453,862
Southwest Bancorp Inc.	9,100	232,050
Sterling Bancshares, Inc.	16,600	311,250
TierOne Corp.	14,400	486,288
TriCo Bancshares	1,153	31,569
Trustmark Corp.	8,700	269,439
Umpqua Holdings Corp.	23,938	614,010
United Bankshares, Inc.	16,400	600,732
		18,054,679
Beverages — 0.4%
M&F Worldwide Corp.(a)	22,200	357,420
National Beverage Corp.	23,370	335,359
		692,779
Broadcasting, Publishing & Printing — 2.2%
Belo Corp. Cl. A	22,700	354,120
Cox Radio, Inc. Cl. A(a)	50,300	725,326
John Wiley & Sons, Inc. Cl. A	5,900	195,880
Lee Enterprises, Inc.	9,100	245,245
Scholastic Corp.(a)	72,600	1,885,422
		3,405,993
Building Materials & Construction — 2.1%
Comfort Systems USA, Inc.	75,700	1,081,753
Emcor Group, Inc.(a)	43,300	2,107,411
		3,189,164
Chemicals — 2.9%
Compass Minerals International, Inc.	4,805	119,885
H.B. Fuller Co.	15,100	657,907
Innospec, Inc.	2,667	67,795
NewMarket Corp.	35,412	1,737,313
Tronox, Inc. Cl. B	53,600	705,912
Westlake Chemical Corp.	42,000	1,251,600
		4,540,412

	Number of Shares	Market Value
Commercial Services — 4.6%
Arbitron, Inc.	14,400	$551,952
CBIZ, Inc.(a)	45,600	337,896
Ikon Office Solutions, Inc.	163,142	2,055,589
MPS Group, Inc.(a)	54,800	825,288
Spherion Corp.(a)	121,717	1,110,059
Startek, Inc.	20,000	299,000
United Rentals, Inc.(a)	23,400	748,332
Universal Compression Holdings, Inc.(a)	2,418	152,261
Volt Information Sciences, Inc.(a)	22,158	1,032,563
		7,112,940
Communications — 2.2%
CT Communications, Inc.	29,325	670,663
Ditech Networks, Inc.(a)	22,991	200,482
PanAmSat Holding Corp.	25,400	634,746
Polycom, Inc.(a)	89,400	1,959,648
		3,465,539
Computer Integrated Systems Design — 0.8%
JDA Software Group, Inc.(a)	29,800	418,094
Netscout Systems, Inc.(a)	15,800	140,936
Perot Systems Corp. Cl. A(a)	12,400	179,552
SYKES Enterprises, Inc.(a)	32,900	531,664
		1,270,246
Computer Maintenance & Repair — 0.2%
Electronics for Imaging, Inc.(a)	12,800	267,264
Computers & Information — 1.6%
Cirrus Logic, Inc.(a)	121,775	991,248
Quantum Corp.(a)	108,782	285,009
VeriFone Holdings, Inc.(a)	38,600	1,176,528
		2,452,785
Cosmetics & Personal Care — 0.8%
Alberto-Culver Co.	24,700	1,203,384
Stepan Co.	1,267	40,012
		1,243,396
Data Processing & Preparation — 0.3%
CSG Systems International, Inc.(a)	19,395	479,832
Electric Utilities — 4.3%
Avista Corp.	16,700	381,261
Central Vermont Public Service Corp.	10,456	193,227
Cleco Corp.	88,626	2,060,555
DPL, Inc.	23,500	629,800

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Small Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Idacorp, Inc.	41,700	$1,429,893
NorthWestern Corp.	33,200	1,140,420
UIL Holdings Corp.	7,450	419,361
Westar Energy, Inc.	19,100	420,200
		6,674,717
Electrical Equipment & Electronics — 2.3%
Aeroflex, Inc.(a)	57,400	669,858
Analogic Corp.	4,700	219,067
Anaren, Inc.(a)	31,735	650,250
C&D Technologies, Inc.	21,745	163,522
Plexus Corp.(a)	20,900	714,989
Spansion LLC Cl. A(a)	53,474	852,376
Technitrol, Inc.	15,000	347,250
		3,617,312
Energy — 2.9%
Basic Energy Services, Inc.(a)	27,444	838,963
Cabot Oil & Gas Corp.	20,000	980,000
Harvest Natural Resources, Inc.(a)	28,247	382,464
The Laclede Group, Inc.	4,400	151,184
McMoRan Exploration Co.(a)	5,200	91,520
Nicor, Inc.	3,800	157,700
Petroleum Development Corp.(a)	15,900	599,430
W&T Offshore, Inc.	33,014	1,283,914
		4,485,175
Entertainment & Leisure — 0.8%
Six Flags, Inc.(a)	138,600	778,932
Speedway Motorsports, Inc.	5,400	203,796
World Wrestling Entertainment, Inc.	15,100	255,039
		1,237,767
Financial Services — 13.8%
Agree Realty Corp. REIT	7,800	264,966
American Home Mortgage Investment Corp. REIT	52,411	1,931,869
Anthracite Capital, Inc. REIT	85,800	1,043,328
Arbor Realty Trust, Inc. REIT	41,500	1,039,575
CentraCore Properties Trust REIT	16,600	410,850
Chittenden Corp.	38,000	982,300
Entertainment Properties Trust REIT	11,733	505,106
Equity One, Inc. REIT	33,300	695,970
FelCor Lodging Trust, Inc.	15,500	336,970
First Cash Financial Services, Inc.(a)	61,400	1,212,650
Gramercy Capital Corp. REIT	21,000	543,900
Highwoods Properties, Inc.	34,762	1,257,689
Inland Real Estate Corp. REIT	37,500	558,000

	Number of Shares	Market Value
JER Investors Trust, Inc. REIT	20,130	$313,022
Medical Properties Trust, Inc. REIT	49,400	545,376
Mercantile Bankshares Corp.	4,200	150,192
National Retail Properties, Inc. REIT	61,200	1,220,940
Newkirk Realty Trust, Inc.	15,794	274,184
NorthStar Realty Finance Corp. REIT	31,400	377,114
Pennsylvania REIT	8,300	335,071
Piper Jaffray Cos.(a)	20,968	1,283,451
PS Business Parks, Inc. REIT	13,600	802,400
Ramco-Gershenson Properties Trust REIT	9,900	266,607
Redwood Trust, Inc.	36,900	1,801,827
Senior Housing Properties Trust	65,700	1,176,687
SL Green Realty Corp.	1,400	153,258
Spirit Finance Corp. REIT	109,300	1,230,718
Thomas Weisel Partners Group, Inc.(a)	16,300	309,863
Winston Hotels, Inc. REIT	25,900	317,275
		21,341,158
Foods — 4.2%
Flowers Foods, Inc.	53,300	1,526,512
Great Atlantic & Pacific Tea Co.	73,900	1,679,008
J&J Snack Foods Corp.	5,600	185,192
Lance, Inc.	11,200	257,824
Performance Food Group Co.(a)	16,100	489,118
Premium Standard Farms, Inc.	38,327	622,047
Seaboard Corp.	705	902,400
Sensient Technologies Corp.	11,000	230,010
Smart & Final, Inc.(a)	27,200	458,048
TreeHouse Foods, Inc.(a)	7,800	186,342
		6,536,501
Forest Products & Paper — 2.4%
BlueLinx Holdings, Inc.	35,100	457,353
Buckeye Technologies, Inc.(a)	22,400	171,136
Rock-Tenn Co. Cl. A	30,100	480,095
United Stationers, Inc.(a)	29,000	1,430,280
Universal Forest Products, Inc.	19,500	1,223,235
		3,762,099

	Number of Shares	Market Value
Healthcare — 2.6%
Genesis HealthCare Corp.(a)	11,325	$536,465
Medcath Corp.(a)	24,800	467,232
Res-Care, Inc.(a)	7,500	150,000
Sierra Health Services, Inc.(a)	3,600	162,108
Sunrise Senior Living, Inc.(a)	56,000	1,548,400
Universal Health Services, Inc. Cl. B	23,100	1,161,006
		4,025,211
Heavy Machinery — 1.0%
NACCO Industries, Inc. Cl. A	11,278	1,549,710
Home Construction, Furnishings & Appliances — 1.6%
Furniture Brands International, Inc.	89,500	1,865,180
Kimball International, Inc. Cl. B	16,200	319,302
La-Z-Boy, Inc.	21,914	306,796
		2,491,278
Industrial – Diversified — 0.1%
Nordson Corp.	2,800	137,704
Information Retrieval Services — 1.6%
InfoSpace, Inc.(a)	49,500	1,122,165
Intergraph Corp.(a)	42,604	1,341,600
		2,463,765
Insurance — 7.9%
Alleghany Corp.(a)	1,400	386,904
American Physicians Capital, Inc.(a)	8,100	425,979
Argonaut Group, Inc.(a)	35,915	1,078,887
Bristol West Holdings, Inc.	17,900	286,400
The Commerce Group, Inc.	6,200	183,148
EMC Insurance Group, Inc.	26,529	762,974
First American Corp.	5,700	240,939
Fremont General Corp.	103,200	1,915,392
Gallagher (Arthur J.) & Co.	24,300	615,762
Harleysville Group, Inc.	5,000	158,600
Hilb, Rogal & Hobbs Co.	15,500	577,685
The Navigators Group, Inc.(a)	4,500	197,190
The Phoenix Companies, Inc.	142,600	2,007,808
Presidential Life Corp.	13,100	321,998
ProAssurance Corp.(a)	13,200	635,976
Radian Group, Inc.	2,400	148,272
Reinsurance Group of America, Inc.	7,600	373,540

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Small Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Safety Insurance Group, Inc.	3,300	$156,915
SeaBright Insurance Holdings(a)	29,900	481,689
Tower Group, Inc.	42,200	1,276,550
		12,232,608
Lodging — 0.4%
Marcus Corp.	32,050	669,204
Machinery & Components — 1.2%
Tennant Co.	10,300	517,884
Valmont Industries, Inc.	27,900	1,297,071
		1,814,955
Manufacturing — 0.2%
EnPro Industries, Inc.(a)	11,000	369,600
Medical Supplies — 1.2%
Applera Corp. - Applied Biosystems Group	8,500	274,975
DJO, Inc.(a)	4,000	147,320
Hologic, Inc.(a)	10,200	503,472
MTS Systems Corp.	14,700	580,797
Waters Corp.(a)	4,200	186,480
Zoll Medical Corp.(a)	4,900	160,524
		1,853,568
Metals & Mining — 1.1%
Castle (A.M.) & Co.	6,239	201,208
General Cable Corp.(a)	21,100	738,500
Superior Essex, Inc.(a)	17,400	520,782
Wheeling-Pittsburgh Corp.(a)	11,200	222,768
		1,683,258
Pharmaceuticals — 2.2%
Albany Molecular Research, Inc.(a)	22,000	234,960
Arqule, Inc.(a)	69,996	394,777
Diagnostic Products Corp.	5,200	302,484
Molecular Devices Corp.(a)	31,800	971,808
NBTY, Inc.(a)	10,800	258,228
Perrigo Co.	43,705	703,651
Savient Pharmaceuticals, Inc.(a)	87,600	459,900
Tanox, Inc.(a)	7,700	106,491
		3,432,299
Prepackaged Software — 1.3%
Brocade Communications Systems, Inc.(a)	169,900	1,043,186
Keane, Inc.(a)	11,300	141,250
Lawson Software, Inc.(a)	22,600	151,420

	Number of Shares	Market Value
Novell, Inc.(a)	29,200	$193,596
SPSS, Inc.(a)	6,700	215,338
United Online, Inc.	20,100	241,200
		1,985,990
Real Estate — 1.3%
Alderwoods Group, Inc.(a)	9,400	182,924
Jones Lang Lasalle, Inc.	21,073	1,844,941
		2,027,865
Restaurants — 1.2%
O'Charley's, Inc.(a)	42,097	715,649
Papa John's International, Inc.(a)	20,336	675,155
Ryan's Restaurant Group, Inc.(a)	36,700	437,097
		1,827,901
Retail — 2.2%
Big Lots, Inc.(a)	71,600	1,222,928
Bon-Ton Stores (The), Inc.	64,200	1,404,696
Cash America International, Inc.	22,500	720,000
Conn's, Inc.(a)	4,400	116,820
		3,464,444
Telecommunications — 0.3%
Time Warner Telecom, Inc. Cl. A(a)	26,073	387,184
Telephone Utilities — 0.4%
Commonwealth Telephone Enterprises, Inc.	4,900	162,484
Golden Telecom, Inc.	12,700	321,945
TALK America Holdings, Inc.(a)	28,405	175,827
		660,256
Toys, Games — 0.5%
Hasbro, Inc.	41,600	753,376
Transportation — 2.6%
Covenant Transport, Inc. Cl. A(a)	18,100	275,482
EGL, Inc.(a)	36,700	1,842,340
Frozen Food Express Industries(a)	28,000	308,560
SCS Transportation, Inc.(a)	38,100	1,048,893
US Xpress Enterprises, Inc. Cl. A(a)	20,400	551,208
		4,026,483
TOTAL EQUITIES (Cost $158,538,878)		152,288,237

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement Investors Bank & Trust Company Repurchase Agreement, dated 06/30/2006, 3.75%, due 07/03/2006(b)	$1,930,866	$1,930,866
TOTAL SHORT-TERM INVESTMENTS (Cost $1,930,866)		1,930,866
TOTAL INVESTMENTS — 99.3% (Cost $160,469,744)(c)		154,219,103
Other Assets/ (Liabilities) — 0.7%		1,027,817
NET ASSETS — 100.0%		$155,246,920

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)  Non-income producing security.

(b)  Maturity value of $1,931,469. Collateralized by a U.S. Government Agency Obligation with a rate of 7.625%, maturity date of 07/25/2025, and an aggregate market value, including accrued interest of $2,027,409.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments

June 30, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 99.4%
COMMON STOCK
Aerospace & Defense — 0.8%
AAR Corp.(a)	4,500	$100,035
Armor Holdings, Inc.(a)	3,700	202,871
GenCorp, Inc.(a)	6,900	110,607
Kaman Corp.	3,000	54,600
Triumph Group, Inc.(a)	2,000	96,000
		564,113
Agribusiness — 0.2%
Delta & Pine Land Co.	4,500	132,300
Air Transportation — 0.8%
Bristow Group, Inc.(a)	2,900	104,400
Forward Air Corp.	3,900	158,847
Frontier Airlines Holdings, Inc.(a)	4,600	33,166
Mesa Air Group, Inc.(a)	4,400	43,340
SkyWest, Inc.	7,600	188,480
		528,233
Apparel, Textiles & Shoes — 3.5%
Albany International Corp. Cl. A	3,685	156,207
Ashworth, Inc.(a)	1,800	16,200
Brown Shoe Co., Inc.	3,400	115,872
Cato Corp. Cl. A	3,900	100,815
Childrens Place(a)	2,600	156,130
Christopher & Banks Corp.	4,500	130,500
Deckers Outdoor Corp.(a)	1,300	50,128
Dress Barn, Inc.(a)	5,700	144,495
The Finish Line, Inc. Cl. A	5,400	63,882
The Gymboree Corp.(a)	4,000	139,040
Hot Topic, Inc.(a)	5,600	64,456
Interface, Inc. Cl. A(a)	6,000	68,700
Jos. A. Bank Clothiers, Inc.(a)	1,900	45,524
Kellwood Co.	3,200	93,664
K-Swiss, Inc. Cl. A	3,300	88,110
Oxford Industries, Inc.	1,800	70,938
Phillips-Van Heusen Corp.	5,700	217,512
Quiksilver, Inc.(a)	14,500	176,610
Russell Corp.	4,200	76,272
Skechers U.S.A., Inc. Cl. A(a)	3,200	77,152
Too, Inc.(a)	4,100	157,399
Wolverine World Wide, Inc.	7,100	165,643
		2,375,249

	Number of Shares	Market Value
Automotive & Parts — 1.7%
A.O. Smith Corp.	2,500	$115,900
A.S.V., Inc.(a)	2,200	50,688
Clarcor, Inc.	6,300	187,677
Group 1 Automotive, Inc.	2,712	152,794
LKQ Corp.(a)	5,800	110,200
Midas, Inc.(a)	1,600	29,440
Monaco Coach Corp.	3,300	41,910
Myers Industries, Inc.	3,900	67,041
The PEP Boys - Manny, Moe & Jack	6,800	79,764
Sonic Automotive, Inc.	3,700	82,066
Standard Motor Products, Inc.	1,500	12,510
Superior Industries International, Inc.	2,900	53,041
Wabash National Corp.	3,900	59,904
Winnebago Industries, Inc.	4,100	127,264
		1,170,199
Banking, Savings & Loans — 7.0%
Anchor Bancorp Wisconsin, Inc.	2,300	69,391
Bank Mutual Corp.	7,700	94,094
Bankunited Financial Corp. Cl. A	4,000	122,080
Brookline Bancorp, Inc.	7,700	106,029
Central Pacific Financial Corp.	3,800	147,060
Community Bank System, Inc.	3,800	76,646
Dime Community Bancshares	3,500	47,495
Downey Financial Corp.	2,600	176,410
Financial Federal Corp.	3,400	94,554
First Bancorp	10,200	94,860
First Commonwealth Financial Corp.	8,900	113,030
First Indiana Corp.	1,600	41,648
First Midwest Bancorp, Inc.	6,100	226,188
First Republic Bank	2,800	128,240
FirstFed Financial Corp.(a)	2,000	115,340
Flagstar Bancorp, Inc.	4,400	70,224
Franklin Bank Corp.(a)	2,800	56,532
Gerber Scientific, Inc.(a)	2,800	36,428
Glacier Bancorp, Inc.	3,900	114,153
Hanmi Financial Corp.	5,000	97,200
Harbor Florida Bancshares, Inc.	2,400	89,136
Independent Bank Corp.	2,400	63,120
Irwin Financial Corp.	2,300	44,597
MAF Bancorp, Inc.	3,700	158,508
Nara Bancorp, Inc.	2,500	46,875
PrivateBancorp, Inc.	2,200	91,102

	Number of Shares	Market Value
Prosperity Bancshares, Inc.	3,100	$101,959
Provident Bankshares Corp.	4,100	149,199
Republic Bancorp, Inc.	9,400	116,466
The South Financial Group, Inc.	9,100	240,331
Sterling Bancorp-NY	2,400	46,800
Sterling Bancshares, Inc.	5,700	106,875
Sterling Financial Corp.	4,400	134,244
Susquehanna Bancshares, Inc.	6,300	150,570
TrustCo Bank Corp. NY	9,400	103,588
UCBH Holdings, Inc.	11,400	188,556
Umpqua Holdings Corp.	6,800	174,420
United Bankshares, Inc.	4,500	164,835
Whitney Holding Corp.	8,150	288,265
Wilshire Bancorp, Inc.	1,900	34,238
Wintrust Financial Corp.	2,900	147,465
World Acceptance Corp.(a)	2,300	81,696
		4,750,447
Beverages — 0.5%
Hansen Natural Corp.(a)	1,500	285,555
Peet's Coffee & Tea, Inc.(a)	1,800	54,342
		339,897
Broadcasting, Publishing & Printing — 0.1%
Radio One, Inc. Cl. D(a)	9,900	73,260
Building Materials & Construction — 1.5%
Amcol International Corp.	2,800	73,780
Chemed Corp.	3,200	174,496
Digi International, Inc.(a)	2,600	32,578
ElkCorp	2,300	63,871
Emcor Group, Inc.(a)	3,800	184,946
Lennox International, Inc.	6,900	182,712
Simpson Manufacturing Co., Inc.	4,600	165,830
Texas Industries, Inc.	2,968	157,601
		1,035,814
Chemicals — 1.6%
Arch Chemicals, Inc.	3,000	108,150
Georgia Gulf Corp.	4,300	107,586
H.B. Fuller Co.	3,600	156,852
MacDermid, Inc.	3,200	92,160
OM Group, Inc.(a)	3,700	114,145
Omnova Solutions, Inc.(a)	5,200	29,536
Penford Corp.	1,100	18,590
PolyOne Corp.(a)	11,600	101,848

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Schulman (A.), Inc.	3,600	$82,404
SurModics, Inc.(a)	2,000	72,220
TETRA Technologies, Inc.(a)	7,200	127,728
Tronox, Inc. Cl. B	5,100	67,167
Wellman, Inc.	2,200	8,888
		1,087,274
Commercial Services — 5.8%
Aaron Rents, Inc.	6,006	161,441
ABM Industries, Inc.	4,800	82,080
Administaff, Inc.	2,900	103,849
ADVO, Inc.	4,000	98,440
Angelica Corp.	1,200	21,048
Arbitron, Inc.	3,800	145,654
Bowne & Co., Inc.	4,100	58,630
CDI Corp.	1,600	46,400
Central Parking Corp.	2,200	35,200
Coinstar, Inc.(a)	3,500	83,790
Consolidated Graphics, Inc.(a)	1,500	78,090
G&K Services, Inc. Cl. A	2,600	89,180
Gevity HR, Inc.	3,300	87,615
Global Payments, Inc.	8,200	398,110
Healthcare Services Group, Inc.	3,400	71,230
Heidrick & Struggles International, Inc.(a)	2,300	77,832
inVentiv Health, Inc.(a)	3,500	100,730
John H. Harland Co.	3,331	144,899
Kendle International, Inc.(a)	1,500	55,095
Labor Ready, Inc.(a)	6,600	149,490
Maximus, Inc.	2,400	55,560
Mobile Mini, Inc.(a)	4,300	125,818
NCO Group, Inc.(a)	4,000	105,760
On Assignment, Inc.(a)	3,200	29,408
Per-Se Technologies, Inc.(a)	4,100	103,238
Portfolio Recovery Associates, Inc.(a)	2,000	91,400
Pre-Paid Legal Services, Inc.	1,300	44,850
Regeneron Pharmaceuticals, Inc.(a)	5,600	71,792
Rewards Network, Inc.(a)	2,600	21,242
SFBC International(a)	2,300	34,868
SOURCECORP, Inc.(a)	2,000	49,580
Spherion Corp.(a)	7,500	68,400
Startek, Inc.	1,400	20,930
The Standard Register Co.	1,600	18,960
Universal Technical Institute, Inc.(a)	2,900	63,858
URS Corp.(a)	5,300	222,600
Vertrue, Inc.(a)	1,200	51,636
Viad Corp.	2,800	87,640

	Number of Shares	Market Value
Volt Information Sciences, Inc.(a)	1,000	$46,600
Waste Connections, Inc.(a)	5,525	201,110
Watson Wyatt Worldwide Inc.	5,200	182,728
World Fuel Services Corp.	3,400	155,346
		3,942,127
Communications — 1.0%
Anixter International, Inc.	4,100	194,586
Applied Signal Technology, Inc.	1,500	25,560
C-COR, Inc.(a)	6,000	46,320
Comtech Telecommunications(a)	2,500	73,175
Cubic Corp.	1,900	37,259
Ditech Networks, Inc.(a)	4,100	35,752
Harmonic, Inc.(a)	9,300	41,664
Inter-Tel, Inc.	2,600	54,756
Standard Microsystems Corp.(a)	2,700	58,941
Symmetricom, Inc.(a)	5,800	41,006
Tollgrade Communications, Inc.(a)	1,700	16,490
Viasat, Inc.(a)	2,900	74,472
		699,981
Computer Integrated Systems Design — 2.0%
Adaptec, Inc.(a)	14,300	62,062
Avid Technology, Inc.(a)	5,200	173,316
Blue Coat Systems, Inc.(a)	1,800	30,348
Brady Corp. Cl. A	6,558	241,597
Digital Insight Corp.(a)	4,300	147,447
FileNET Corp.(a)	5,300	142,729
JDA Software Group, Inc.(a)	3,600	50,508
ManTech International Corp. Cl. A(a)	2,200	67,892
Mercury Computer Systems, Inc.(a)	2,600	40,014
Network Equipment Technologies, Inc.(a)	3,100	9,734
Quality Systems, Inc.	2,100	77,322
Radiant Systems, Inc.(a)	3,000	31,710
RadiSys Corp.(a)	2,600	57,096
TALX Corp.	4,000	87,480
Websense, Inc.(a)	6,000	123,240
		1,342,495
Computer Programming Services — 0.1%
Ciber, Inc.(a)	6,900	45,471
Computer Related Services — 0.7%
CACI International, Inc. Cl. A(a)	3,700	215,821
Carreker Corp.(a)	2,700	19,305
Checkpoint Systems, Inc.(a)	4,900	108,829
Manhattan Associates, Inc.(a)	3,500	71,015

	Number of Shares	Market Value
Neoware, Inc.(a)	2,500	$30,725
Secure Computing Corp.(a)	6,800	58,480
		504,175
Computers & Information — 1.3%
Black Box Corp.	2,200	84,326
Global Imaging Systems, Inc.(a)	2,900	119,712
Komag, Inc.(a)	3,700	170,866
Micros Systems, Inc.(a)	4,800	209,664
Netgear, Inc.(a)	4,100	88,765
Paxar Corp.(a)	4,600	94,622
ScanSource, Inc.(a)	3,200	93,824
		861,779
Consumer Products — 0.4%
Lenox Group, Inc.(a)	1,700	12,053
Pool Corp.	6,400	279,232
		291,285
Containers — 0.1%
Chesapeake Corp.	2,500	41,025
Cosmetics & Personal Care — 0.0%
Quaker Chemical Corp.	1,200	22,440
Data Processing & Preparation — 0.7%
eFunds Corp.(a)	5,800	127,890
FactSet Research Systems, Inc.	4,200	198,660
Kronos, Inc.(a)	3,900	141,219
		467,769
Electric Utilities — 1.4%
Allete, Inc.	3,700	175,195
Avista Corp.	6,100	139,263
Central Vermont Public Service Corp.	1,300	24,024
CH Energy Group, Inc.	1,700	81,600
Cleco Corp.	6,100	141,825
El Paso Electric Co.(a)	6,000	120,960
Green Mountain Power Corp.	700	23,793
UIL Holdings Corp.	1,600	90,064
Unisource Energy Corp.	4,400	137,060
		933,784
Electrical Equipment & Electronics — 7.9%
Actel Corp.(a)	3,200	45,920
Acuity Brands, Inc.	5,500	214,005
Advanced Energy Industries, Inc.(a)	3,700	48,988
Aeroflex, Inc.(a)	9,400	109,698
Agilysys, Inc.	3,800	68,400
Analogic Corp.	1,700	79,237
ATMI, Inc.(a)	4,700	115,714
Baldor Electric Co.	3,500	109,515

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Barnes Group, Inc.	4,400	$87,780
Bel Fuse, Inc. Cl. B	1,500	49,215
Belden CDT, Inc.	5,400	178,470
Benchmark Electronics, Inc.(a)	7,800	188,136
C&D Technologies, Inc.	3,200	24,064
Catapult Communications Corp.(a)	1,300	14,170
Ceradyne, Inc.(a)	3,300	163,317
Cognex Corp.	5,700	148,371
Cohu, Inc.	2,800	49,140
CTS Corp.	4,500	67,005
Cymer, Inc.(a)	4,705	218,594
Daktronics, Inc.	4,000	115,480
Diodes, Inc.(a)	2,400	99,456
DSP Group, Inc.(a)	3,600	89,460
EDO Corp.	1,900	46,246
Electro Scientific Industries, Inc.(a)	3,600	64,764
ESS Technology, Inc.(a)	4,500	9,720
Esterline Technologies Corp.(a)	3,100	128,929
Exar Corp.(a)	4,500	59,715
FLIR Systems, Inc.(a)	8,500	187,510
Greatbatch, Inc.(a)	2,700	63,720
Hutchinson Technology, Inc.(a)	3,200	69,216
Itron, Inc.(a)	3,100	183,706
Keithley Instruments, Inc.	1,800	22,914
Kopin Corp.(a)	8,700	31,407
Littelfuse, Inc.(a)	2,800	96,264
Lo-Jack Corp.(a)	2,400	45,264
Magnetek, Inc.(a)	3,700	9,990
Methode Electronics, Inc.	4,700	49,397
Microsemi Corp.(a)	8,600	209,668
Moog, Inc. Cl. A(a)	4,500	153,990
Park Electrochemical Corp.	2,500	64,375
Pericom Semiconductor Corp.(a)	3,300	27,390
Photon Dynamics, Inc.(a)	2,100	26,292
Photronics, Inc.(a)	5,200	76,960
Planar Systems, Inc.(a)	1,900	22,876
Power Integrations, Inc.(a)	3,700	64,676
Rogers Corp.(a)	2,162	121,807
Rudolph Technologies, Inc.(a)	3,000	43,500
Skyworks Solutions, Inc.(a)	20,100	110,751
Spectrum Brands, Inc.(a)	4,700	60,724
Supertex, Inc.(a)	1,500	59,910
Synaptics, Inc.(a)	3,100	66,340
Technitrol, Inc.	5,100	118,065
Teledyne Technologies, Inc.(a)	4,100	134,316
Trimble Navigation Ltd.(a)	6,700	299,088

	Number of Shares	Market Value
Varian Semiconductor Equipment Associates, Inc.(a)	7,000	$228,270
Veeco Intruments, Inc.(a)	3,400	81,056
Vicor Corp.	2,400	39,768
		5,362,719
Energy — 9.6%
Atmos Energy Corp.	9,900	276,309
Atwood Oceanics, Inc.(a)	3,300	163,680
Cabot Oil & Gas Corp.	6,000	294,000
CARBO Ceramics, Inc.	2,500	122,825
Cascade Natural Gas Corp.	1,400	29,526
Cimarex Energy Co.	10,100	434,300
Energen Corp.	9,000	345,690
Frontier Oil Corp.	13,800	447,120
Headwaters, Inc.(a)	5,300	135,468
Helix Energy Solutions Group, Inc.(a)	9,500	383,420
The Laclede Group, Inc.	2,700	92,772
New Jersey Resources Corp.	3,400	159,052
Northwest Natural Gas Co.	3,400	125,902
Oceaneering International, Inc.(a)	6,600	302,610
Penn Virginia Corp.	2,300	160,724
Petroleum Development Corp.(a)	2,000	75,400
Piedmont Natural Gas Co., Inc.	9,400	228,420
Remington Oil & Gas Corp.(a)	2,900	127,513
SEACOR Holdings, Inc.(a)	2,500	205,250
South Jersey Industries, Inc.	3,600	98,604
Southern Union Co.	12,000	324,720
Southwest Gas Corp.	4,800	150,432
St. Mary Land & Exploration Co.	7,000	281,750
Stone Energy Corp.(a)	3,400	158,270
Swift Energy Co.(a)	3,600	154,548
TETRA Technologies, Inc.(a)	8,400	254,436
UGI Corp.	12,900	317,598
Unit Corp.(a)	5,700	324,273
Veritas DGC, Inc.(a)	4,300	221,794
W-H Energy Services, Inc.(a)	3,600	182,988
		6,579,394
Entertainment & Leisure — 1.1%
Bally Total Fitness Holding Corp.(a)	4,300	29,154
JAKKS Pacific, Inc.(a)	3,400	68,306
Live Nation, Inc.(a)	7,916	161,170
Multimedia Games, Inc.(a)	3,400	34,442

	Number of Shares	Market Value
Nautilus, Inc.	4,200	$65,982
Pinnacle Entertainment, Inc.(a)	5,900	180,835
Shuffle Master, Inc.(a)	4,200	137,676
WMS Industries, Inc.(a)	2,900	79,431
		756,996
Environmental Controls — 0.1%
Input/Output, Inc.(a)	8,800	83,160
Financial Services — 5.6%
4Kids Entertainment, Inc.(a)	1,600	25,936
Acadia Realty Trust REIT	4,000	94,600
BankAtlantic Bancorp, Inc. Cl. A	5,700	84,588
Boston Private Financial Holdings, Inc.	4,400	122,760
Chittenden Corp.	5,900	152,515
Colonial Properties Trust REIT	5,500	271,700
East West Bancorp, Inc.	7,400	280,534
Eastgroup Properties REIT	2,700	126,036
Entertainment Properties Trust REIT	3,300	142,065
Essex Property Trust, Inc. REIT	2,800	312,648
Fidelity Bankshares, Inc.	2,800	89,096
Glenborough Realty Trust, Inc.	4,400	94,776
Investment Technology Group, Inc.(a)	5,200	264,472
Kilroy Realty Corp.	3,895	281,414
LaBranche & Co., Inc.(a)	7,600	92,036
Lexington Corporate Properties Trust REIT	6,500	140,400
LTC Properties, Inc.	2,500	55,875
National Retail Properties, Inc. REIT	7,181	143,261
New Century Financial Corp. REIT	6,900	315,675
Parkway Properties, Inc. REIT	1,800	81,900
Piper Jaffray Cos.(a)	2,500	153,025
Shurgard Storage Centers, Inc. Cl. A	5,800	362,500
Sovran Self Storage Inc. REIT	2,193	111,382
SWS Group, Inc.	2,000	48,240
		3,847,434
Foods — 2.5%
American Italian Pasta Co. Cl. A(a)	2,300	19,688
Corn Products International, Inc.	9,100	278,460

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Flowers Foods, Inc.	6,400	$183,296
Great Atlantic & Pacific Tea Co.	2,300	52,256
Hain Celestial Group, Inc.(a)	4,800	123,648
J&J Snack Foods Corp.	1,700	56,219
Lance, Inc.	3,800	87,476
Nash Finch Co.	1,700	36,193
Panera Bread Co. Cl. A(a)	3,800	255,512
Performance Food Group Co.(a)	4,300	130,634
Ralcorp Holdings, Inc.(a)	3,280	139,498
Sanderson Farms, Inc.	1,800	50,382
TreeHouse Foods, Inc.(a)	3,900	93,171
United Natural Foods, Inc.(a)	5,300	175,006
		1,681,439
Forest Products & Paper — 1.5%
Buckeye Technologies, Inc.(a)	4,200	32,088
Building Materials Holding Corp.	3,600	100,332
Caraustar Industries, Inc.(a)	3,600	32,400
Deltic Timber Corp.	1,500	84,555
Drew Industries, Inc.(a)	1,900	61,560
Neenah Paper, Inc.	1,900	57,855
Playtex Products, Inc.(a)	8,000	83,440
Pope & Talbot, Inc.	2,100	13,083
Rock-Tenn Co. Cl. A	3,900	62,205
School Specialty, Inc.(a)	2,900	92,365
Schweitzer-Mauduit International, Inc.	1,900	41,135
United Stationers, Inc.(a)	3,900	192,348
Universal Forest Products, Inc.	2,000	125,460
Wausau Paper Corp.	6,400	79,680
		1,058,506
Healthcare — 3.1%
Amedisys, Inc.(a)	2,000	75,800
AmSurg Corp.(a)	3,700	84,175
Cross Country Healthcare, Inc.(a)	2,600	47,294
CryoLife, Inc.(a)	2,800	15,120
Enzo Biochem, Inc.(a)	3,400	51,272
Genesis HealthCare Corp.(a)	2,400	113,688
Gentiva Health Services, Inc.(a)	3,300	52,899
Healthways, Inc.(a)	4,200	221,088
Hooper Holmes, Inc.	8,300	25,315
IDEXX Laboratories, Inc.(a)	3,900	293,007
LCA-Vision, Inc.	2,500	132,275
Matria Healthcare, Inc.(a)	2,600	55,692
Odyssey Healthcare, Inc.(a)	4,300	75,551

	Number of Shares	Market Value
Pediatrix Medical Group, Inc.(a)	5,900	$267,270
RehabCare Group, Inc.(a)	2,100	36,498
Sierra Health Services, Inc.(a)	6,182	278,375
Sunrise Senior Living, Inc.(a)	5,200	143,780
United Surgical Partners International, Inc.(a)	5,400	162,378
		2,131,477
Heavy Construction — 0.1%
M/I Homes, Inc.	1,500	52,620
Heavy Machinery — 2.5%
Applied Industrial Technologies, Inc.	4,500	109,395
Astec Industries, Inc.(a)	2,200	75,064
Curtiss-Wright Corp.	5,300	163,664
Dril-Quip, Inc.(a)	1,000	82,440
Hydril(a)	2,400	188,448
JLG Industries, Inc.	12,900	290,250
Lawson Products	600	23,652
Lindsay Manufacturing Co.	1,400	37,968
Lufkin Industries, Inc.	1,800	106,974
Standex International Corp.	1,400	42,490
The Manitowoc Co., Inc.	7,400	329,300
The Toro Co.	5,300	247,510
		1,697,155
Home Construction, Furnishings & Appliances — 1.9%
Bassett Furniture Industries, Inc.	1,500	27,765
Champion Enterprises, Inc.(a)	9,300	102,672
Ethan Allen Interiors, Inc.	4,100	149,855
Fossil, Inc.(a)	5,900	106,259
La-Z-Boy, Inc.	6,500	91,000
Meritage Homes Corp.(a)	2,800	132,300
National Presto Industries, Inc.	600	31,368
NVR, Inc.(a)	614	301,628
Select Comfort Corp.(a)	6,600	151,602
Standard-Pacific Corp.	8,238	211,717
		1,306,166
Household Products — 0.2%
Apogee Enterprises, Inc.	3,500	51,450
Libbey, Inc.	1,800	13,230
WD-40 Co.	2,100	70,497
		135,177

	Number of Shares	Market Value
Industrial – Diversified — 0.1%
Lydall, Inc.(a)	2,000	$18,440
Russ Berrie and Co., Inc.(a)	1,500	18,390
Tredegar Corp.	3,500	55,370
		92,200
Information Retrieval Services — 0.2%
Bankrate, Inc.(a)	1,200	45,312
InfoSpace, Inc.(a)	3,500	79,345
MIVA, Inc.(a)	3,500	14,175
		138,832
Insurance — 3.4%
AMERIGROUP Corp.(a)	6,300	195,552
Centene Corp.(a)	5,400	127,062
Delphi Financial Group, Inc. Cl. A	5,250	190,890
Fremont General Corp.	8,000	148,480
Hilb, Rogal & Hobbs Co.	4,500	167,715
Infinity Property & Casualty Corp.	2,600	106,600
Landamerica Financial Group, Inc.	2,100	135,660
Philadelphia Consolidated Holding Corp.(a)	6,800	206,448
Presidential Life Corp.	2,700	66,366
ProAssurance Corp.(a)	3,800	183,084
RLI Corp.	2,700	130,086
Safety Insurance Group, Inc.	1,800	85,590
SCPIE Holdings, Inc.(a)	1,300	30,225
Selective Insurance Group	3,414	190,740
Stewart Information Services	2,300	83,513
United Fire & Casualty Co.	2,451	73,849
Zenith National Insurance Corp.	4,600	182,482
		2,304,342
Internet Software — 0.2%
WebEx Communications, Inc.(a)	4,200	149,268
Lodging — 0.4%
Aztar Corp.(a)	4,400	228,624
Marcus Corp.	2,800	58,464
		287,088
Machinery & Components — 3.0%
Axcelis Technologies, Inc.(a)	12,600	74,340
Briggs & Stratton Corp.	6,300	195,993
Brooks Automation, Inc.(a)	9,400	110,920
Gardner Denver, Inc.(a)	6,400	246,400
IDEX Corp.	6,500	306,800
Insituform Technologies, Inc. Cl. A(a)	3,400	77,826

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Kaydon Corp.	3,500	$130,585
Kulicke & Soffa Industries, Inc.(a)	7,100	52,611
Lone Star Technologies, Inc.(a)	3,700	199,874
Regal-Beloit Corp.	3,800	167,770
Robbins & Myers, Inc.	1,500	39,210
Ultratech, Inc.(a)	3,000	47,220
Valmont Industries, Inc.	2,000	92,980
Watsco, Inc.	2,900	173,478
Woodward Governor Co.	3,700	112,887
		2,028,894
Manufacturing — 0.4%
AptarGroup, Inc.	4,300	213,323
EnPro Industries, Inc.(a)	2,700	90,720
		304,043
Medical Supplies — 5.9%
American Medical Systems Holdings, Inc.(a)	8,500	141,525
ArthoCare Corp.(a)	3,100	130,231
Biolase Technology, Inc.(a)	2,900	24,360
Biosite, Inc.(a)	2,200	100,452
Cambrex Corp.	3,400	70,822
CNS, Inc.	1,800	44,100
Coherent, Inc.(a)	3,900	131,547
CONMED Corp.(a)	3,500	72,450
Cooper Cos., Inc.	5,400	239,166
Cyberonics, Inc.(a)	2,800	59,696
Datascope Corp.	1,600	49,344
Dionex Corp.(a)	2,500	136,650
DJO, Inc.(a)	2,800	103,124
FEI Co.(a)	3,200	72,576
Haemonetics Corp.(a)	3,300	153,483
Hologic, Inc.(a)	5,600	276,416
ICU Medical, Inc.(a)	1,800	76,032
Immucor, Inc.(a)	8,400	161,532
Integra LifeSciences Holdings Corp.(a)	2,200	85,382
Intermagnetics General Corp.(a)	4,800	129,504
Invacare Corp.	4,000	99,520
Kensey Nash Corp.(a)	1,300	38,350
Laserscope(a)	2,500	77,025
Mentor Corp.	4,700	204,450
Merit Medical Systems, Inc.(a)	3,400	46,784
MTS Systems Corp.	2,400	94,824
Osteotech, Inc.(a)	2,200	8,888
Owens & Minor, Inc.	5,000	143,000
PolyMedica Corp.	2,900	104,284
Possis Medical, Inc.(a)	2,200	19,382
Resmed, Inc.(a)	9,200	431,940
Respironics, Inc.(a)	8,900	304,558

	Number of Shares	Market Value
Theragenics Corp.(a)	4,000	$13,640
Viasys Healthcare, Inc.(a)	4,000	102,400
Vital Signs, Inc.	700	34,671
X-Rite, Inc.	2,300	25,277
		4,007,385
Metals & Mining — 4.6%
Aleris International, Inc.(a)	3,800	174,230
Brush Engineered Materials, Inc.(a)	2,400	50,040
Carpenter Technology	2,700	311,850
Castle (A.M.) & Co.	1,200	38,700
Century Aluminum Co.(a)	2,800	99,932
Chaparral Steel Co.(a)	2,800	201,656
Cleveland-Cliffs, Inc.	2,700	214,083
Griffon Corp.(a)	3,200	83,520
Massey Energy Co.	10,100	363,600
Material Sciences Corp.(a)	1,600	14,448
Maverick Tube Corp.(a)	4,576	289,157
Mueller Industries, Inc.	4,600	151,938
NCI Building Systems, Inc.(a)	2,500	132,925
NS Group, Inc.(a)	2,800	154,224
Quanex Corp.	4,700	202,429
RTI International Metals, Inc.(a)	2,800	156,352
Ryerson, Inc.	3,200	86,400
The Shaw Group, Inc.(a)	9,700	269,660
Steel Technologies, Inc.	1,400	27,216
Sturm,Ruger & Co., Inc.	2,700	16,875
Watts Water Technologies, Inc. Cl. A	3,200	107,360
Wolverine Tube, Inc.(a)	1,900	6,973
		3,153,568
Pharmaceuticals — 1.6%
Alpharma, Inc. Cl. A	5,200	125,008
Arqule, Inc.(a)	4,400	24,816
Bradley Pharmaceuticals, Inc.(a)	1,900	19,380
Connetics Corp.(a)	4,200	49,392
Diagnostic Products Corp.	2,900	168,693
MGI Pharma, Inc.(a)	9,500	204,250
NBTY, Inc.(a)	6,800	162,588
Noven Pharmaceuticals, Inc.(a)	3,000	53,700
PAREXEL International Corp.(a)	3,300	95,205
PetMed Express, Inc.(a)	3,000	32,910
Savient Pharmaceuticals, Inc.(a)	7,700	40,425
Sciele Pharma, Inc.(a)	3,500	81,165
USANA Health Sciences, Inc.(a)	1,300	49,270
		1,106,802

	Number of Shares	Market Value
Photography Equipment/Supplies — 0.1%
CPI Corp.	700	$21,490
Sonic Solutions, Inc.(a)	3,200	52,800
		74,290
Prepackaged Software — 2.8%
Altiris, Inc.(a)	2,900	52,316
Ansys, Inc.(a)	4,697	224,611
Captaris, Inc.(a)	3,600	16,740
Cerner Corp.(a)	7,600	282,036
Dendrite International, Inc.(a)	5,500	50,820
Epicor Software Corp.(a)	6,900	72,657
EPIQ Systems, Inc.(a)	1,700	28,288
Hyperion Solutions Corp.(a)	7,300	201,480
Internet Security Systems, Inc.(a)	4,800	90,480
Keane, Inc.(a)	5,700	71,250
Mapinfo Corp.(a)	2,600	33,930
MRO Software, Inc.(a)	2,700	54,189
Napster, Inc.(a)	5,500	16,940
Open Solutions, Inc.(a)	2,500	66,525
PC-Tel, Inc.(a)	2,700	23,058
Phoenix Technologies Ltd.(a)	3,100	14,911
Progress Software Corp.(a)	5,100	119,391
SPSS, Inc.(a)	2,100	67,494
Take-Two Interactive Software, Inc.(a)	9,000	95,940
THQ, Inc.(a)	7,800	168,480
TradeStation Group, Inc.(a)	2,900	36,743
United Online, Inc.	8,000	96,000
		1,884,279
Restaurants — 2.2%
CEC Entertainment, Inc.(a)	4,300	138,116
IHOP Corp.	2,300	110,584
Jack in the Box, Inc.(a)	4,300	168,560
Landry's Restaurants, Inc.	2,100	68,145
Lone Star Steakhouse & Saloon, Inc.	2,300	60,329
O'Charley's, Inc.(a)	2,900	49,300
P.F. Chang's China Bistro, Inc.(a)	3,300	125,466
Papa John's International, Inc.(a)	3,000	99,600
RARE Hospitality International, Inc.(a)	4,200	120,792
Red Robin Gourmet Burgers, Inc.(a)	1,800	76,608
Ryan's Restaurant Group, Inc.(a)	5,300	63,123
Sonic Corp.(a)	10,650	221,414

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
The Steak n Shake Co.(a)	3,500	$52,990
Triarc Cos. Cl.B	7,756	121,226
		1,476,253
Retail — 3.0%
Bell Microproducts, Inc.(a)	3,800	20,596
Casey's General Stores, Inc.	6,300	157,563
Cash America International, Inc.	3,700	118,400
Cost Plus, Inc.(a)	2,800	41,048
Fred's, Inc.	5,000	66,750
Genesco, Inc.(a)	2,800	94,836
Guitar Center, Inc.(a)	3,200	142,304
Hancock Fabrics, Inc.	2,400	8,016
Haverty Furniture Companies, Inc.	2,800	43,932
Hibbett Sporting Goods, Inc.(a)	4,500	107,550
Insight Enterprises, Inc.(a)	6,000	114,300
Jo-Ann Stores, Inc.(a)	2,900	42,485
Longs Drug Stores Corp.	3,300	150,546
MarineMax, Inc.(a)	2,000	52,460
Men's Wearhouse, Inc.	6,600	199,980
Stage Stores, Inc.	3,300	108,900
Stamps.com, Inc.(a)	2,400	66,768
Stein Mart, Inc.	3,400	50,320
Stride Rite Corp.	4,600	60,674
Tractor Supply Co.(a)	4,100	226,607
Tuesday Morning Corp.	3,300	43,395
Zale Corp.(a)	6,000	144,540
		2,061,970
Telephone Utilities — 0.7%
Audiovox Corp. Cl. A(a)	2,300	31,418
Brightpoint, Inc.(a)	6,240	84,427
Commonwealth Telephone Enterprises, Inc.	2,700	89,532
General Communication, Inc. Cl. A(a)	5,900	72,688
j2 Global Communications, Inc.(a)	6,200	193,564
Novatel Wireless, Inc.(a)	3,700	38,406
		510,035
Tobacco — 0.1%
Alliance One International, Inc.	11,000	48,840
Toys, Games — 0.2%
K2, Inc.(a)	5,900	64,546
RC2 Corp.(a)	2,064	79,794
		144,340

	Number of Shares	Market Value
Transportation — 3.1%
Arctic Cat, Inc.	1,600	$31,216
Arkansas Best Corp.	3,100	155,651
Coachmen Industries, Inc.	1,800	21,492
EGL, Inc.(a)	4,169	209,284
Fleetwood Enterprises, Inc.(a)	8,000	60,320
Heartland Express, Inc.	7,599	135,946
Hub Group, Inc. Cl. A(a)	5,000	122,650
Kansas City Southern(a)	9,339	258,690
Kirby Corp.(a)	6,400	252,800
Knight Transportation, Inc.	7,200	145,440
Landstar System, Inc.	7,200	340,056
Old Dominion Freight Line, Inc.(a)	3,600	135,324
Polaris Industries, Inc.	5,100	220,830
Skyline Corp.	900	38,502
		2,128,201
Water Companies — 0.1%
American States Water Co.	2,100	74,865
TOTAL EQUITIES (Cost $71,402,439)		67,876,855
MUTUAL FUND — 0.4%
Financial Services
iShares S&P SmallCap 600 Index Fund	4,773	295,401
TOTAL MUTUAL FUND (Cost $287,423)		295,401
TOTAL LONG TERM INVESTMENTS (Cost $71,689,862)		68,172,256
	Principal Amount
SHORT-TERM INVESTMENTS — 0.2%
Repurchase Agreement — 0.1%
Investors Bank & Trust Company Repurchase Agreement, dated 06/30/2006, 3.75%, due 07/03/2006(b)	$62,559	62,559
U.S. Treasury Bills — 0.1%
U.S. Treasury Bill 4.759% 09/21/2006	50,000	49,214
TOTAL SHORT-TERM INVESTMENTS (Cost $111,773)		111,773

Market Value
TOTAL INVESTMENTS — 100.0% (Cost $71,801,635)(c)	68,284,029
Other Assets/ (Liabilities) — 0.0%	(12,807)
NET ASSETS — 100.0%	$68,271,222

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)  Non-income producing security.

(b)  Maturity value of $62,579. Collateralized by a U.S. Government Agency obligation with a rate of 4.43%, maturity date of 12/01/2033, and aggregate market value, including accrued interest, of $65,687.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Global Fund – Portfolio of Investments

June 30, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 98.8%
COMMON STOCK
Advertising — 0.5%
Ipsos	1,991	$294,982
Aerospace & Defense — 1.2%
Honeywell International, Inc.	4,000	161,200
Lockheed Martin Corp.	2,500	179,350
United Technologies Corp.	6,100	386,862
		727,412
Automotive & Parts — 3.7%
Continental AG	5,860	594,157
Hyundai Mobis	3,240	273,780
Nissan Motor Co. Ltd.	48,900	536,669
Porsche AG	810	776,904
		2,181,510
Banking — 1.6%
Allied Irish Banks PLC	14,566	348,558
Barclays PLC	54,007	607,481
		956,039
Banking, Savings & Loans — 9.9%
Anglo Irish Bank Corp. PLC	67,767	1,044,967
Bank of America Corp.	20,400	981,240
BNP Paribas SA	5,415	514,409
ForeningsSparbanken AB	6,600	171,420
Fortis	8,258	279,099
Freddie Mac	5,700	324,957
JP Morgan Chase & Co.	14,000	588,000
Neteller PLC(a)	42,271	461,274
New York Community Bancorp, Inc.	4,600	75,946
North Fork Bancorporation, Inc.	16,800	506,856
Wachovia Corp.	7,100	383,968
Wells Fargo & Co.	7,400	496,392
		5,828,528
Beverages — 2.7%
C&C Group PLC	68,972	594,910
The Coca-Cola Co.	6,450	277,479
InBev	14,683	715,011
		1,587,400
Broadcasting, Publishing & Printing — 2.1%
Comcast Corp. Special, Cl. A(a)	12,400	406,472
Corus Entertainment, Inc. Cl. B	15,100	492,776
Trinity Mirror PLC	39,521	352,881
		1,252,129

	Number of Shares	Market Value
Building Materials & Construction — 2.5%
CRH PLC	20,581	$666,190
Crh PLC	1,630	52,605
Marazzi Gruppo Ceramiche SpA	14,789	144,210
Paladin Resources Ltd.(a)	126,101	387,140
Titan Cement Co.	4,320	201,415
		1,451,560
Chemicals — 1.9%
Air Products & Chemicals, Inc.	3,100	198,152
Du Pont (E.I.) de Nemours & Co.	11,500	478,400
Tenma Corp.	6,000	118,812
Wacker Chemie AG(a)	3,235	345,174
		1,140,538
Commercial Services — 3.8%
Cendant Corp.	19,800	322,542
Heiwa Corp.	27,000	374,071
Intrum Justitia AB	49,000	481,717
MacDonald Dettwiler & Associates Ltd.(a)	9,000	372,218
Pasona, Inc.	49	93,423
RPS Group PLC	106,482	422,644
Takuma Co. Ltd.	23,000	154,790
		2,221,405
Communications — 1.9%
Evs Broadcast Equipment SA	460	22,573
SK Telecom Co. Ltd.	1,697	366,009
Vodafone Group PLC	351,222	740,737
		1,129,319
Computers & Information — 2.7%
Cisco Systems, Inc.(a)	16,550	323,222
International Business Machines Corp.	3,200	245,824
TPV Technology Ltd.	644,000	609,242
Wincor Nixdorf AG	3,249	412,334
		1,590,622
Cosmetics & Personal Care — 1.1%
Colgate-Palmolive Co.	3,600	215,640
The Procter & Gamble Co.	7,600	422,560
		638,200
Data Processing & Preparation — 0.1%
Tele Atlas NV(a)	4,135	86,563
Diversified Financial — 0.6%
Acom Co. Ltd.	6,050	327,559

	Number of Shares	Market Value
Electric Utilities — 2.0%
Dominion Resources, Inc.	4,800	$358,992
Entergy Corp.	2,700	191,025
Exelon Corp.	10,740	610,354
		1,160,371
Electrical Equipment & Electronics — 2.8%
Brother Industries Ltd.	71,000	697,626
Mars Engineering Corp.	15,600	496,187
Texas Instruments, Inc.	14,600	442,234
		1,636,047
Energy — 17.2%
Addax Petroleum Corp.(a)	7,700	206,918
Apache Corp.	6,300	429,975
Burren Energy PLC	45,335	723,488
Centurion Energy International Inc.(a)	48,000	304,213
Chevron Corp.	4,200	260,652
ConocoPhillips	10,000	655,300
Dragon Oil PLC(a)	128,093	376,743
Exxon Mobil Corp.	18,600	1,141,110
Halliburton Co.	4,500	333,945
Occidental Petroleum Corp.	3,940	404,047
Peabody Energy Corp.	2,200	122,650
Petroleo Brasileiro SA	8,300	741,273
Prosafe ASA	12,460	758,651
Quicksilver Resources, Inc.(a)	8,550	314,726
Suncor Energy, Inc.	5,900	479,840
Talisman Energy, Inc.	43,500	762,856
Total SA Sponsored ADR (France)	7,200	471,744
Tullow Oil PLC	83,893	586,475
Ultrapar Participaceos SA	14,100	221,793
Woodside Petroleum Ltd.	25,529	836,220
		10,132,619
Entertainment & Leisure — 3.0%
888 Holdings Plc(a)	101,346	396,720
Gameloft(a)	21,160	155,575
Great Canadian Gaming Corp.(a)	34,000	355,059
Pentax Corp.	39,000	220,494
Unibet Group PLC-SDR +	400	10,748
William Hill PLC	56,041	642,593
		1,781,189
Financial Services — 7.1%
American Express Co.	3,700	196,914
Berkshire Hathaway, Inc. Cl. B(a)	49	149,107

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Citigroup, Inc.	19,420	$936,821
Countrywide Financial Corp.	7,900	300,832
The Goldman Sachs Group, Inc.	1,600	240,688
Kensington Group PLC	20,288	382,455
Merrill Lynch & Co., Inc.	8,000	556,480
Morgan Stanley	6,800	429,828
Northern Rock PLC	27,525	504,008
Societe Generale Cl. A	1,946	283,921
Timbercorp Ltd.	66,893	200,283
		4,181,337
Food Retailers — 0.3%
Adbn SW(a)	5,379	191,679
Foods — 0.1%
Sligro Food Group N.V.	840	44,325
Forest Products & Paper — 0.2%
Weyerhaeuser Co.	2,000	124,500
Healthcare — 0.2%
Nissin Healthcare Food Service Co. Ltd.	10,000	135,387
Heavy Construction — 0.6%
Barratt Developments PLC	21,187	367,466
Heavy Machinery — 0.5%
Chiyoda Corp.	13,000	267,297
Home Construction, Furnishings & Appliances — 2.0%
Nobia AB	12,100	388,731
Redrow PLC	61,665	561,807
Toll Brothers, Inc.(a)	10,100	258,257
		1,208,795
Industrial – Diversified — 0.7%
Aica Kogyo Co. Ltd.	11,500	146,234
Tyco International Ltd.	9,500	261,250
		407,484
Insurance — 3.6%
American International Group, Inc.	8,200	484,210
Cigna Corp.	2,000	197,020
Everest Re Group Ltd.	2,900	251,053
Metlife, Inc.	9,600	491,616
The PMI Group, Inc.	10,100	450,258
Radian Group, Inc.	4,360	269,361
		2,143,518
Leisure & Entertainment — 0.3%
Sankyo Co. Ltd.	2,800	178,266
Lodging — 0.2%
Marriott International, Inc. Cl. A	3,600	137,232

	Number of Shares	Market Value
Manufacturing — 0.5%
Aalberts Industries NV	3,925	$286,794
Medical Supplies — 1.8%
Baxter International, Inc.	9,900	363,924
Boston Scientific Corp.(a)	17,700	298,068
Nihon Kohden Corp.	15,100	248,010
Rhoen-Klinikum AG	3,889	172,153
		1,082,155
Metals & Mining — 4.8%
Canadian Natural Resources Ltd.	13,500	750,108
Cia Vale do Rio Doce Sponsored ADR (Brazil)	30,200	621,516
Maruichi Steel Tube Ltd.	9,800	218,253
Phelps Dodge Corp.	2,600	213,616
Sumitomo Metal Industries Ltd.	71,000	293,717
Tenaris SA ADR (Argentina)	10,800	437,292
Vallourec SA	240	286,794
		2,821,296
Oil & Gas — 0.8%
Hardman Resources Ltd.(a)	395,730	501,070
Pharmaceuticals — 3.0%
Biogen Idec, Inc.(a)	6,100	282,613
Eli Lilly & Co.	4,400	243,188
GlaxoSmithKline PLC	8,215	227,401
Invitrogen Corp.(a)	5,000	330,350
Johnson & Johnson	3,000	179,760
Pfizer, Inc.	12,400	291,028
Takeda Pharmaceutical Co. Ltd.	3,100	193,085
		1,747,425
Prepackaged Software — 1.2%
Microsoft Corp.	18,900	440,370
Oracle Corp.(a)	16,500	239,085
		679,455
Real Estate — 0.5%
Equity Residential REIT	5,300	237,069
Renta Corp. Real Estate SA(a)	2,422	75,615
		312,684
Restaurants — 1.8%
McDonald's Corp.	7,800	262,080
Punch Taverns PLC	51,129	820,180
		1,082,260
Retail — 2.0%
Federated Department Stores, Inc.	5,200	190,320
Gr. Sarantis SA	4,830	51,259

	Number of Shares	Market Value
Kohl's Corp.(a)	2,100	$124,152
MFI Furniture Group PLC	243,665	482,447
Wal-Mart Stores, Inc.	6,500	313,105
		1,161,283
Telephone Utilities — 3.1%
Alltel Corp.	8,300	529,789
Embarq Corp.(a)	1,260	51,647
Kt Corp.	8,220	338,892
Sprint Nextel Corp.	25,200	503,748
Verizon Communications, Inc.	11,500	385,135
		1,809,211
Transportation — 2.2%
Euronav SA	15,034	459,861
F.C.C. Co. Ltd.	25,100	497,822
Yrc Worldwide, Inc.(a)	8,150	343,197
		1,300,880
TOTAL EQUITIES (Cost $62,882,790)		58,295,791
	Principal Amount
SHORT-TERM INVESTMENTS — 0.6%
Repurchase Agreement
Investors Bank & Trust Company Repurchase Agreement, dated 06/30/2006, 3.75%, due 07/03/2006(b)	$394,507	$394,507
TOTAL SHORT-TERM INVESTMENTS (Cost $394,507)		394,507
TOTAL INVESTMENTS — 99.4% (Cost $63,277,297)(c)		58,690,298
Other Assets/ (Liabilities) — 0.6%		326,697
NET ASSETS — 100.0%		$59,016,995

Notes to Portfolio of Investments

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

(a)  Non-income producing security.

(b)  Maturity value of $394,630. Collateralized by a U.S. Government Obligation with a rate of 7.375%, maturity date of 02/25/2014, and an aggregate market value, including accrued interest, of $414,232.

(c)  See note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund – Portfolio of Investments

June 30, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 87.9%
COMMON STOCK — 87.9%
Air Transportation — 0.5%
Qantas Airways Ltd.	404,900	$892,170
Apparel, Textiles & Shoes — 0.4%
Burberry Group PLC	87,382	687,517
Automotive & Parts — 0.8%
Bayerische Motoren Werke AG	30,111	1,492,924
Autos & Housing — 1.5%
Electrolux AB Series B	59,643	851,948
GKN PLC	242,496	1,211,074
Valeo SA	20,001	707,362
		2,770,384
Banking — 0.8%
Banco Santander Central Hispano SA	104,831	1,524,435
Banking, Savings & Loans — 11.9%
Bank of Communications Co-H	228,504	148,497
Centrica PLC	160,139	836,131
DBS Group Holdings Ltd.	71,653	816,468
Hana Financial Group, Inc.	38,920	1,836,105
Kookmin Bank Sponsored ADR (Korea)	17,091	1,419,578
Lloyds TSB Group PLC	75,776	739,677
Mega Financial Holding Co. Ltd.	1,161,000	858,123
Mitsubishi Tokyo Financial Group, Inc. JPY	193	2,689,970
Nordea Bank AB	116,605	1,376,213
Rentokil Initial PLC	362,302	1,036,166
Royal Bank of Scotland Group PLC	46,582	1,516,256
Shinsei Bank Ltd.	272,522	1,729,826
Sumitomo Mitsui Financial Group, Inc.	269	2,852,271
UniCredito Italiano SpA	336,751	2,615,200
Unilever PLC	67,617	1,505,722
		21,976,203
Broadcasting, Publishing & Printing — 4.9%
British Sky Broadcasting Group PLC	380,294	3,994,753
Pearson PLC	202,544	2,730,826
Reed Elsevier NV	84,221	1,257,994
Yell Group PLC	109,227	1,022,919
		9,006,492

	Number of Shares	Market Value
Chemicals — 1.4%
Akzo Nobel, Inc.	9,082	$487,239
Arkema(a)	295	11,443
BASF AG	17,715	1,412,241
Lonza Group AG Registered	9,470	643,267
		2,554,190
Commercial Services — 1.3%
Smiths Group PLC	70,659	1,153,106
"Swire Pacific Ltd."	690,789	1,326,740
		2,479,846
Communications — 3.4%
Eutelsat Communications(a)	99,800	1,547,917
France Telecom SA	105,967	2,261,228
KT Corp.	22,985	493,028
Mobile Telesystems OJSC Sponsored ADR (Russia)(a)	20,530	604,403
Telenor ASA	109,396	1,316,236
		6,222,812
Computers & Information — 0.2%
NEC Corp.	57,781	309,258
Consumer Services — 0.8%
Securitas AB Cl. B	73,842	1,399,394
Containers — 0.5%
Amcor Ltd.	200,027	992,255
Diversified Financial — 2.1%
Amvescap PLC	285,546	2,587,854
Nomura Holdings, Inc.	72,512	1,362,416
		3,950,270
Electric Utilities — 2.5%
Gamesa Corporacion Tecnologica SA	85,643	1,824,795
Hong Kong Electric Holdings	199,531	902,846
Iberdrola SA	28,848	986,531
National Grid PLC	83,533	895,133
		4,609,305
Electrical Equipment & Electronics — 6.9%
Compal Electronics, Inc.	797,000	757,636
Electrocomponents PLC	151,624	644,191
Koninklijke Philips Electronics NV	51,950	1,614,402
Mabuchi Motor Co Ltd.	16,553	986,868
Olympus Corp.	52,210	1,398,439
Rolls-Royce Group PLC(a)	94,476	717,058
Samsung Electronics Co. Ltd.	4,251	2,713,039

	Number of Shares	Market Value
Sony Corp.	52,235	$2,300,130
Taiwan Semiconductor Manufacturing Co. Ltd.	604,604	1,088,521
Venture Corp. Ltd.	77,387	514,942
		12,735,226
Electronics — 0.9%
Hitachi Ltd.	183,604	1,213,190
Infineon Technologies AG(a)	42,207	466,641
		1,679,831
Energy — 6.5%
BP PLC	241,354	2,778,444
ENI SpA	86,270	2,522,410
Repsol YPF SA	76,421	2,141,546
Royal Dutch Shell PLC	111,664	3,870,196
Total SA	11,812	770,062
		12,082,658
Entertainment & Leisure — 1.3%
Fuji Photo Film Co. Ltd.	53,226	1,787,266
Husqvarna AB Cl. B(a)	59,643	712,018
		2,499,284
Financial Services — 3.7%
Contax Participacoes SA ADR	44,044	39,071
ING Groep NV	71,252	2,778,891
Old Mutual PLC	286,196	855,339
Sbm Offshore NV	25,312	670,355
Shinhan Financial Group Co. Ltd.	39,560	1,865,186
Shire Plc	50,681	737,547
		6,946,389
Food Retailers — 0.5%
Morrison (WM) Supermarkets	268,761	957,322
Foods — 2.5%
Compass Group PLC	565,682	2,719,712
Nestle SA	5,979	1,860,136
		4,579,848
Forest Products & Paper — 1.8%
Norske Skogindustrier ASA	78,689	1,151,834
Stora Enso Oyj Cl. R	154,009	2,105,631
		3,257,465

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Industrial – Diversified — 3.0%
Hutchison Whampoa Ltd.	189,291	$1,732,019
Lite-on Technology Corp.	863,000	1,280,894
Siemens AG	30,446	2,633,102
		5,646,015
Industrial Services — 2.2%
Suez SA	47,044	1,940,270
UPM-Kymmene OYJ	103,510	2,210,184
		4,150,454
Insurance — 5.4%
ACE Ltd.	63,874	3,231,386
Aviva PLC	93,380	1,308,596
AXA SA	28,413	924,822
Sompo Japan Insurance Inc.	92,515	1,298,151
Swiss Reinsurance	26,960	1,865,798
XL Capital Ltd. Cl. A	23,296	1,428,045
		10,056,798
Manufacturing — 0.5%
Vestas Wind Systems A/S(a)	36,612	991,426
Media — 0.3%
Wolters Kluwer NV	20,768	487,160
Metals & Mining — 1.4%
Barrick Gold Corp.	38,333	1,137,774
Cia Vale do Rio Doce Sponsored ADR (Brazil)	37,436	770,433
POSCO	9,041	604,843
		2,513,050
Pharmaceuticals — 5.6%
GlaxoSmithKline PLC	163,714	4,531,792
Sanofi-Aventis	36,828	3,572,354
Sappi Ltd.	62,414	779,551
Takeda Pharmaceutical Co. Ltd.	24,346	1,516,403
		10,400,100
Prepackaged Software — 0.8%
Check Point Software Technologies Ltd.(a)	86,039	1,512,566
Real Estate — 2.2%
Cheung Kong Holdings	384,215	4,161,361
Retail — 1.1%
Boots Group Plc	101,414	1,429,630
Kingfisher PLC	131,004	572,167
		2,001,797

	Number of Shares	Market Value
Telecommunications — 3.0%
China Mobile (Hong Kong) Ltd.	160,127	$915,967
China Telecom Corp. Ltd.	2,591,643	836,744
Nippon Telegraph & Telephone Corp.	403	1,971,812
Telefonos de Mexico SA de CV Cl. L Sponsored ADR (Mexico)	85,303	1,776,862
		5,501,385
Telephone Utilities — 4.7%
BCE, Inc.	83,114	1,973,845
Chunghwa Telecom Co. Ltd. Sponsored ADR (Taiwan)	89,946	1,661,303
Tele Norte Leste Participacoes SA	84,175	1,073,231
Telefonica SA Sponsored ADR (Spain)	30,195	1,501,899
Vodafone Group PLC Sponsored ADR (United Kingdom)-	117,090	2,494,017
		8,704,295
Transportation — 0.6%
Deutsche Post AG	41,141	1,094,756
TOTAL COMMON STOCK (Cost $170,736,609)		162,826,641
TOTAL EQUITIES (Cost $170,736,609)		162,826,641
	Principal Amount
BONDS & NOTES — 1.7%
U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.7%
Financial Services
KKR Private Equity Investors LP(a)	$144,329	3,160,805
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $3,268,359)		3,160,805
TOTAL BONDS & NOTES (Cost $3,268,359)		3,160,805
TOTAL LONG TERM INVESTMENTS (Cost $174,004,968)		165,987,446

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 8.0%
Repurchase Agreement
Investors Bank & Trust Company Repurchase Agreement, dated 06/30/2006, 3.75%, due 07/03/2006(b)	$14,768,550	$14,768,550
TOTAL SHORT-TERM INVESTMENTS (Cost $14,768,550)		14,768,550
TOTAL INVESTMENTS — 97.6% (Cost $188,773,518)(c)		180,755,996
Other Assets/ (Liabilities) — 2.4%		4,471,793
NET ASSETS — 100.0%		$185,227,789

Notes to Portfolio of Investments

ADR - American Depository Receipt

JPY - Japanese Yen

(a)  Non-income producing security.

(b)  Maturity value of $14,773,165. Collateralized by a US Government Obligation with a rate of 5.872%, maturity date of 01/25/2033, and an aggregate market value, including accrued interest, of $15,506,978.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

	MML Asset Allocation Fund	MML Equity Income Fund	MML Income & Growth Fund	MML Growth & Income Fund
Assets:
Investments, at value (Note 2)(a)	$239,807,776	$216,230,808	$173,269,776	$286,718,130
Short-term investments, at value (Note 2)(b)	5,242,846	10,039,686	301,403	2,241,807
Total investments	245,050,622	226,270,494	173,571,179	288,959,937
Cash	-	-	-	-
Foreign currency, at value(c)	11,042	-	-	-
Receivables from:
Investments sold	328,140	-	-	3,286,497
Open forward foreign currency contracts (Note 2)	-	-	-	-
Investment adviser (Note 3)	10,220	-	5,219	9,361
Fund shares sold	157,931	32,516	2,514	59,380
Interest and dividends	1,048,242	331,115	271,895	315,623
Variation margin on open futures contracts (Note 2)	-	-	-	-
Foreign taxes withheld	5,764	6,806	-	10,126
Total assets	246,611,961	226,640,931	173,850,807	292,640,924
Liabilities:
Payables for:
Investments purchased	853,912	835,085	-	2,103,039
Open forward foreign currency contracts (Note 2)	-	-	-	-
Fund shares repurchased	159,898	928,532	107,179	157,932
Directors' fees and expenses (Note 3)	2,501	2,141	1,857	3,053
Affiliates (Note 3):
Investment management fees	109,952	135,346	91,461	118,094
Administration fees	-	-	-	-
Due to custodian	-	-	-	-
Accrued expense and other liabilities	15,736	14,118	13,399	16,691
Total liabilities	1,141,999	1,915,222	213,896	2,398,809
Net assets	$245,469,962	$224,725,709	$173,636,911	$290,242,115
Net assets consist of:
Paid-in capital	$251,710,305	$229,171,291	$177,501,851	$301,255,982
Undistributed net investment income (distributions in excess of net investment income)	973,260	629,325	568,099	654,240
Accumulated net realized gain (loss) on investments	(107,569)	(53,706)	(1,247,914)	(334,556)
Net unrealized appreciation (depreciation) on investments	(7,106,034)	(5,021,201)	(3,185,125)	(11,333,551)
Net assets	$245,469,962	$224,725,709	$173,636,911	$290,242,115
Shares outstanding	25,169,591	22,942,077	17,732,424	30,114,014
Net asset value, offering price and redemption price per share	$9.75	$9.80	$9.79	$9.64
(a) Cost of investments:	$246,913,754	$221,248,031	$176,454,901	$298,051,681
(b) Cost of short-term investments:	$5,242,846	$10,039,686	$301,403	$2,241,807
(c) Cost of foreign currency:	$11,042	$-	$-	$-

	MML Blue Chip Growth Fund	MML Large Cap Growth Fund	MML Concentrated Growth Fund
Assets:
Investments, at value (Note 2)(a)	$48,522,496	$77,041,273	$83,786,717
Short-term investments, at value (Note 2)(b)	27,492	327,217	971,453
Total investments	48,549,988	77,368,490	84,758,170
Cash	-	-	-
Foreign currency, at value(c)	-	-	-
Receivables from:
Investments sold	194,458	616,746	630,517
Open forward foreign currency contracts (Note 2)	-	-	-
Investment adviser (Note 3)	2,896	1,371	12,595
Fund shares sold	268	3,516	2,958
Interest and dividends	40,140	24,449	43,480
Variation margin on open futures contracts (Note 2)	-	-	-
Foreign taxes withheld	747	6,239	-
Total assets	48,788,497	78,020,811	85,447,720
Liabilities:
Payables for:
Investments purchased	-	249,539	162,193
Open forward foreign currency contracts (Note 2)	-	-	-
Fund shares repurchased	167,506	23,057	95,873
Directors' fees and expenses (Note 3)	508	880	982
Affiliates (Note 3):
Investment management fees	29,685	41,445	41,886
Administration fees	-	-	11,229
Due to custodian	-	-	-
Accrued expense and other liabilities	9,772	10,155	10,484
Total liabilities	207,471	325,076	322,647
Net assets	$48,581,026	$77,695,735	$85,125,073
Net assets consist of:
Paid-in capital	$50,787,316	$84,237,294	$92,257,620
Undistributed net investment income (distributions in excess of net investment income)	32,290	29,508	30,923
Accumulated net realized gain (loss) on investments	(258,803)	(685,899)	(860,602
Net unrealized appreciation (depreciation) on investments	(1,979,777)	(5,885,168)	(6,302,868
Net assets	$48,581,026	$77,695,735	$85,125,073
Shares outstanding	5,079,527	8,411,438	-
Net asset value, offering price and redemption price per share	$9.56	$9.24	$-
(a) Cost of investments:	$50,502,274	$82,926,441	$90,089,585
(b) Cost of short-term investments:	$27,492	$327,217	$971,453
(c) Cost of foreign currency:	$-	$-	$-

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

	MML Asset Allocation Fund	MML Equity Income Fund	MML Income & Growth Fund	MML Growth & Income Fund
Class I shares:
Net assets	$-	$-	$-	$-
Shares outstanding	-	-	-	-
Net asset value and redemption price per share	$-	$-	$-	$-
Class II shares:
Net assets	$-	$-	$-	$-
Shares outstanding	-	-	-	-
Net asset value, offering price and redemption price per share	$-	$-	$-	$-

	MML Blue Chip Growth Fund	MML Large Cap Growth Fund	MML Concentrated Growth Fund
Class I shares:
Net assets	$-	$-	$17,846,205
Shares outstanding	-	-	1,929,798
Net asset value and redemption price per share	$-	$-	$9.25
Class II shares:
Net assets	$-	$-	$67,278,868
Shares outstanding	-	-	7,273,956
Net asset value, offering price and redemption price per share	$-	$-	$9.25

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

	MML Mid Cap Value Fund	MML Mid Cap Growth Fund	MML Small Cap Value Fund	MML Small Cap Index Fund	MML Global Fund	MML Foreign Fund
Assets:
Investments, at value (Note 2)(a)	$294,441,370	$282,395,556	$152,288,237	$68,172,256	$58,295,791	$165,987,446
Short-term investments, at value (Note 2)(b)	3,129,500	13,200,839	1,930,866	111,773	394,507	14,768,550
Total investments	297,570,870	295,596,395	154,219,103	68,284,029	58,690,298	180,755,996
Cash	-	-	-	-	-	5,963,514
Foreign currency, at value(c)	1,196,924	-	-	-	7,776	120,901
Receivables from:
Investments sold	8,990,785	1,713,563	11,778,659	-	487,288	-
Open forward foreign currency contracts (Note 2)	-	-	-	-	-	1,676
Investment adviser (Note 3)	-	-	-	16,408	32,983	-
Fund shares sold	352,261	79,734	1,911,045	13,989	18,208	142,630
Interest and dividends	768,655	143,341	291,999	74,841	70,131	452,082
Variation margin on open futures contracts (Note 2)	-	-	22,060	1,898	-	-
Foreign taxes withheld	4,021	-	-	-	4,267	4,242
Total assets	308,883,516	297,533,033	168,222,866	68,391,165	59,310,951	187,441,041
Liabilities:
Payables for:
Investments purchased	6,064,747	2,088,930	12,871,366	75,475	189,889	578,718
Open forward foreign currency contracts (Note 2)	-	-	-	-	407	-
Fund shares repurchased	147,588	232,659	146	14,182	22,833	1,478,332
Directors' fees and expenses (Note 3)	2,981	3,257	1,495	734	660	1,737
Affiliates (Note 3):
Investment management fees	205,544	185,171	90,493	19,224	28,665	131,130
Administration fees	-	-	-	-	9,267	-
Due to custodian	1,766,329	124,947	-	-	23,853	-
Accrued expense and other liabilities	16,557	17,418	12,446	10,328	18,382	23,335
Total liabilities	8,203,746	2,652,382	12,975,946	119,943	293,956	2,213,252
Net assets	$300,679,770	$294,880,651	$155,246,920	$68,271,222	$59,016,995	$185,227,789
Net assets consist of:
Paid-in capital	$309,395,466	$310,708,546	$163,724,286	$71,979,625	$63,614,225	$191,860,093
Undistributed net investment income (distributions in excess of net investment income)	888,163	(56,288)	286,085	76,322	220,887	1,114,454
Accumulated net realized gain (loss) on investments	(144,524)	(478,534)	(2,534,862)	(272,195)	(230,631)	276,132
Net unrealized appreciation (depreciation) on investments	(9,459,335)	(15,293,073)	(6,228,589)	(3,512,530)	(4,587,486)	(8,022,890)
Net assets	$300,679,770	$294,880,651	$155,246,920	$68,271,222	$59,016,995	$185,227,789
Shares outstanding	30,953,393	31,029,614	16,436,986	7,188,053	-	19,223,995
Net asset value, offering price and redemption price per share	$9.71	$9.50	$9.44	$9.50	$-	$9.64
(a) Cost of investments:	$303,906,982	$297,686,123	$158,538,878	$71,689,862	$62,882,790	$174,004,968
(b) Cost of short-term investments:	$3,129,500	$13,200,839	$1,930,866	$111,773	$394,507	$14,768,550
(c) Cost of foreign currency:	$1,183,421	$-	$-	$-	$7,693	$120,879

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

	MML Mid Cap Value Fund	MML Mid Cap Growth Fund	MML Small Cap Value Fund	MML Small Cap Index Fund	MML Global Fund	MML Foreign Fund
Class I shares:
Net assets	$-	$-	$-	$-	$8,390,038	$-
Shares outstanding	-	-	-	-	902,604	-
Net asset value and redemption price per share	$-	$-	$-	$-	$9.30	$-
Class II shares:
Net assets	$-	$-	$-	$-	$50,626,957	$-
Shares outstanding	-	-	-	-	5,445,602	-
Net asset value, offering price and redemption price per share	$-	$-	$-	$-	$9.30	$-

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Statement of Operations

For the Period Ended June 30, 2006 (Unaudited)

	MML Asset Allocation Fund*	MML Equity Income Fund*	MML Income & Growth Fund*	MML Growth & Income Fund*
Investment income (Note 2):
Dividends(a)	$451,886	$867,553	$772,921	$784,486
Interest	755,854	55,684	281	124,525
Total investment income	1,207,740	923,237	773,202	909,011
Expenses (Note 3)
Investment management fees (Note 3)	226,252	275,168	190,453	244,972
Custody fees	6,975	4,555	6,590	5,971
Trustee reporting	598	598	598	598
Audit and legal fees	7,736	7,575	7,449	7,981
Proxy fees	96	96	96	96
Shareholder reporting fees	1,283	1,099	953	1,566
Directors' fees (Note 3)	5,634	4,821	4,183	6,875
	248,574	293,912	210,322	268,059
Administration fees (Note 3)
Class I	-	-	-	-
Class II	-	-	-	-
Total expenses	248,574	293,912	210,322	268,059
Expenses waived (Note 3)	(14,094)	-	(5,219)	(13,288)
Net expenses	234,480	293,912	205,103	254,771
Net investment income (loss)	973,260	629,325	568,099	654,240
Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investment transactions	(108,377)	(52,692)	(1,247,914)	(334,556)
Closed futures contracts	-	-	-	-
Foreign currency transactions	808	(1,014)	-	-
Net realized gain (loss)	(107,569)	(53,706)	(1,247,914)	(334,556)
Net change in unrealized appreciation (depreciation) on:
Investments	(7,105,978)	(5,017,223)	(3,185,125)	(11,333,551)
Open futures contracts	-	-	-	-
Translation of assets and liabilities in foreign currencies	(56)	(3,978)	-	-
Net unrealized gain (loss)	(7,106,034)	(5,021,201)	(3,185,125)	(11,333,551)
Net realized and unrealized gain (loss)	(7,213,603)	(5,074,907)	(4,433,039)	(11,668,107)
Net increase (decrease) in net assets resulting from operations	$(6,240,343)	$(4,445,582)	$(3,864,940)	$(11,013,867)
(a) Net of withholding tax of:	$7,648	$2,335	$-	$13,439

	MML Blue Chip Growth Fund*	MML Large Cap Growth Fund*	MML Concentrated Growth Fund*
Investment income (Note 2):
Dividends(a)	$99,307	$99,212	$97,878
Interest	2,468	28,063	32,407
Total investment income	101,775	127,275	130,285
Expenses (Note 3)
Investment management fees (Note 3)	61,311	87,054	87,575
Custody fees	2,756	1,943	2,166
Trustee reporting	598	597	598
Audit and legal fees	6,850	7,015	7,059
Proxy fees	96	96	96
Shareholder reporting fees	261	450	504
Directors' fees (Note 3)	1,144	1,983	2,211
	73,016	99,138	100,209
Administration fees (Note 3)
Class I	-	-	7,271
Class II	-	-	16,193
Total expenses	73,016	99,138	123,673
Expenses waived (Note 3)	(3,531)	(1,371)	(24,311
Net expenses	69,485	97,767	99,362
Net investment income (loss)	32,290	29,508	30,923
Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investment transactions	(257,623)	(685,899)	(800,706)
Closed futures contracts	-	-	(59,896)
Foreign currency transactions	(1,180)	-	-
Net realized gain (loss)	(258,803)	(685,899)	(860,602
Net change in unrealized appreciation (depreciation) on:
Investments	(1,979,778)	(5,885,168)	(6,302,868)
Open futures contracts	-	-	-
Translation of assets and liabilities in foreign currencies	1	-	-
Net unrealized gain (loss)	(1,979,777)	(5,885,168)	(6,302,868
Net realized and unrealized gain (loss)	(2,238,580)	(6,571,067)	(7,163,470
Net increase (decrease) in net assets resulting from operations	$(2,206,290)	$(6,541,559)	$(7,132,547
(a) Net of withholding tax of:	$1,177	$5,144	$-

*  Funds commenced operations on May 1, 2006.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Statement of Operations

For the Period Ended June 30, 2006 (Unaudited)

	MML Mid Cap Value Fund*	MML Mid Cap Growth Fund*	MML Small Cap Value Fund*	MML Small Cap Index Fund*	MML Global Fund*	MML Foreign Fund*
Investment income (Note 2):
Dividends(a)	$1,298,810	$307,128	$466,392	$122,891	$254,867	$1,264,645
Interest	36,929	56,263	30,155	5,613	29,179	156,786
Total investment income	1,335,739	363,391	496,547	128,504	284,046	1,421,431
Expenses (Note 3)
Investment management fees (Note 3)	421,378	388,512	187,168	40,586	60,756	269,379
Custody fees	9,311	13,398	11,181	18,334	20,527	24,706
Trustee reporting	598	598	598	598	598	598
Audit and legal fees	7,950	8,072	7,287	6,949	6,916	7,396
Proxy fees	96	96	96	96	96	96
Shareholder reporting fees	1,529	1,670	767	376	338	891
Directors' fees (Note 3)	6,714	7,333	3,365	1,651	1,484	3,911
	447,576	419,679	210,462	68,590	90,715	306,977
Administration fees (Note 3)
Class I	-	-	-	-	3,888	-
Class II	-	-	-	-	15,727	-
Total expenses	447,576	419,679	210,462	68,590	110,330	306,977
Expenses waived (Note 3)	-	-	-	(16,408)	(47,171)	-
Net expenses	447,576	419,679	210,462	52,182	63,159	306,977
Net investment income (loss)	888,163	(56,288)	286,085	76,322	220,887	1,114,454
Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investment transactions	(176,749)	(485,460)	(2,128,782)	(278,890)	(244,782)	256,483
Closed futures contracts	-	-	(406,080)	6,695	(17,919)	-
Foreign currency transactions	32,225	6,926	-	-	32,070	19,649
Net realized gain (loss)	(144,524)	(478,534)	(2,534,862)	(272,195)	(230,631)	276,132
Net change in unrealized appreciation (depreciation) on:
Investments	(9,465,612)	(15,290,567)	(6,250,641)	(3,517,606)	(4,586,999)	(8,017,522)
Open futures contracts	-	-	22,052	5,076	-	-
Translation of assets and liabilities in foreign currencies	6,277	(2,506)	-	-	(487)	(5,368)
Net unrealized gain (loss)	(9,459,335)	(15,293,073)	(6,228,589)	(3,512,530)	(4,587,486)	(8,022,890)
Net realized and unrealized gain (loss)	(9,603,859)	(15,771,607)	(8,763,451)	(3,784,725)	(4,818,117)	(7,746,758)
Net increase (decrease) in net assets resulting from operations	$(8,715,696)	$(15,827,895)	$(8,477,366)	$(3,708,403)	$(4,597,230)	$(6,632,304)
(a) Net of withholding tax of:	$12,467	$4,992	$-	$71	$11,997	$112,138

*  Funds commenced operations on May 1, 2006.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Statement of Changes in Net Assets

	MML Asset Allocation Fund	MML Equity Income Fund	MML Income & Growth Fund	MML Growth & Income Fund
	Period Ended June 30, 2006* (Unaudited)	Period Ended June 30, 2006* (Unaudited)	Period Ended June 30, 2006* (Unaudited)	Period Ended June 30, 2006* (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$973,260	$629,325	$568,099	$654,240
Net realized gain (loss) on investment transactions	(107,569)	(53,706)	(1,247,914)	(334,556)
Net change in unrealized appreciation (depreciation) on investments	(7,106,034)	(5,021,201)	(3,185,125)	(11,333,551)
Net increase (decrease) in net assets resulting from operations	(6,240,343)	(4,445,582)	(3,864,940)	(11,013,867)
Distributions to shareholders (Note 2)
Net fund share transactions (Note 5)	251,710,305	229,171,291	177,501,851	301,255,982
Class I	-	-	-	-
Class II	-	-	-	-
Increase (decrease) in net assets from fund share transactions	251,710,305	229,171,291	177,501,851	301,255,982
Total increase (decrease) in net assets	245,469,962	224,725,709	173,636,911	290,242,115
Net assets:
End of period	$245,469,962	$224,725,709	$173,636,911	$290,242,115
Undistributed net investment income (accumulated net investment loss)included in net assets at the end of the period	$973,260	$629,325	$568,099	$654,240

	MML Blue Chip Growth Fund	MML Large Cap Growth Fund	MML Concentrated Growth Fund
	Period Ended June 30, 2006* (Unaudited)	Period Ended June 30, 2006* (Unaudited)	Period Ended June 30, 2006* (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,290	$29,508	$30,923
Net realized gain (loss) on investment transactions	(258,803)	(685,899)	(860,602
Net change in unrealized appreciation (depreciation) on investments	(1,979,777)	(5,885,168)	(6,302,868
Net increase (decrease) in net assets resulting from operations	(2,206,290)	(6,541,559)	(7,132,547)
Distributions to shareholders (Note 2)
Net fund share transactions (Note 5)	50,787,316	84,237,294	-
Class I	-	-	19,322,053
Class II	-	-	72,935,567
Increase (decrease) in net assets from fund share transactions	50,787,316	84,237,294	92,257,620
Total increase (decrease) in net assets	48,581,026	77,695,735	85,125,073
Net assets:
End of period	$48,581,026	$77,695,735	$85,125,073
Undistributed net investment income (accumulated net investment loss)included in net assets at the end of the period	$32,290	$29,508	$30,923

*  Funds commenced operations on May 1, 2006.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Statement of Changes in Net Assets

	MML Mid Cap Value Fund	MML Mid Cap Growth Fund	MML Small Cap Value Fund	MML Small Cap Index Fund	MML MML Global Fund	MML Foreign Fund
	Period Ended June 30, 2006* (Unaudited)	Period Ended June 30, 2006* (Unaudited)	Period Ended June 30, 2006* (Unaudited)	Period Ended June 30, 2006* (Unaudited)	Period Ended June 30, 2006* (Unaudited)	Period Ended June 30, 2006* (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$888,163	$(56,288)	$286,085	$76,322	$220,887	$1,114,454
Net realized gain (loss) on investment transactions	(144,524)	(478,534)	(2,534,862)	(272,195)	(230,631)	276,132
Net change in unrealized appreciation (depreciation) on investments	(9,459,335)	(15,293,073)	(6,228,589)	(3,512,530)	(4,587,486)	(8,022,890)
Net increase (decrease) in net assets resulting from operations	(8,715,696)	(15,827,895)	(8,477,366)	(3,708,403)	(4,597,230)	(6,632,304)
Distributions to shareholders (Note 2)
Net fund share transactions (Note 5)	309,395,466	310,708,546	163,724,286	71,979,625	-	191,860,093
Class I	-	-	-	-	9,012,424	-
Class II	-	-	-	-	54,601,801	-
Increase (decrease) in net assets from fund share transactions	309,395,466	310,708,546	163,724,286	71,979,625	63,614,225	191,860,093
Total increase (decrease) in net assets	300,679,770	294,880,651	155,246,920	68,271,222	59,016,995	185,227,789
Net assets:
End of period	$300,679,770	$294,880,651	$155,246,920	$68,271,222	$59,016,995	$185,227,789
Undistributed net investment income (accumulated net investment loss)included in net assets at the end of the period	$888,163	$(56,288)	$286,085	$76,322	$220,887	$1,114,454

*  Funds commenced operations on May 1, 2006.

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Period ended 6/30/06 (Unaudited)+
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.04	***
Net realized and unrealized gain (loss) on investments	(0.29)
Total income (loss) from investment operations	(0.25)
Net asset value, end of period	$9.75
Total Return(a)	(2.50	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$245,470
Ratio of expenses to average daily net assets:
Before expense waiver	0.60	% *
After expense waiver	0.57	% *#
Net investment income (loss) to average daily net assets	2.37	% *
Portfolio turnover rate	13	% **

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

+  The Fund commenced operations on May 01, 2006.

(a)  Total return information shown in the Financial Highlights table does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods above.

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Period ended 6/30/06 (Unaudited)+
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.03	***
Net realized and unrealized gain (loss) on investments	(0.23)
Total income (loss) from investment operations	(0.20)
Net asset value, end of period	$9.80
Total Return(a)	(2.00	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$224,726
Net expenses to average daily net assets	0.80	% *
Net investment income (loss) to average daily net assets	1.72	% *
Portfolio turnover rate	5	% **

*  Annualized.

**  Percentages respresent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  The Fund commenced operations on May 01, 2006.

(a)  Total return information shown in the Financial Highlights table does not reflect expense that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods above.

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Period ended 6/30/06 (Unaudited)+
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.03	***
Net realized and unrealized gain (loss) on investments	(0.24)
Total income (loss) from investment operations	(0.21)
Net asset value, end of period	$9.79
Total Return(a)	(2.10	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$173,637
Ratio of expenses to average daily net assets:
Before expense waiver	0.72	% *
After expense waiver	0.70	% *#
Net investment income (loss) to average daily net assets	1.94	% *
Portfolio turnover rate	12	% **

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

(a)  Total return information shown in the Financial Highlights table does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all period above.

+  The Fund commenced operations on May 01, 2006.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Period ended 6/30/06 (Unaudited)+
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.02	***
Net realized and unrealized gain (loss) on investments	(0.38)
Total income (loss) from investment operations	(0.36)
Net asset value, end of period	$9.64
Total Return(a)	(3.60	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$290,242
Ratio of expenses to average daily net assets:
Before expense waiver	0.55	% *
After expense waiver	0.52	% *#
Net investment income (loss) to average daily net assets	1.34	% *
Portfolio turnover rate	5	% **

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

+  The Fund commenced operations on May 01, 2006.

(a)  Total return information shown in the Financial Highlights table does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods above.

The accompanying notes are an integral part of the financial statements.

MML Blue Chip Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Period ended 6/30/06 (Unaudited)+
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.01	***
Net realized and unrealized gain (loss) on investments	(0.45)
Total income (loss) from investment operations	(0.44)
Net asset value, end of period	$9.56
Total Return(a)	(4.40	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$48,581
Ratio of expenses to average daily net assets:
Before expense waiver	0.89	% *
After expense waiver	0.85	% *#
Net investment income (loss) to average daily net assets	0.39	% *
Portfolio turnover rate	7	% **

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

+  The Fund commenced operations on May 01, 2006.

(a)  Total return information shown in the Financial Highlights table does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods above.

The accompanying notes are an integral part of the financial statements.

MML Large Cap Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Period ended 6/30/06 (Unaudited)+
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.00	***†
Net realized and unrealized gain (loss) on investments	(0.76)
Total income (loss) from investment operations	(0.76)
Net asset value, end of period	$9.24
Total Return(a)	(7.60	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$77,696
Ratio of expenses to average daily net assets:
Before expense waiver	0.74	% *
After expense waiver	0.73	% *#
Net investment income (loss) to average daily net assets	0.22	% *
Portfolio turnover rate	10	% **

*  Annualized.

**  Percentage represents the results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment income is less than $0.01 per share.

(a)  Total Return information shown in the Financial Highlights table does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

+  The Fund commenced operations on May 01, 2006.

The accompanying notes are an integral part of the financial statements.

MML Concentrated Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class I
	Period ended 6/30/06 (Unaudited)+
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.00	***†
Net realized and unrealized gain (loss) on investments	(0.75)
Total gain (loss) from investment operations	(0.75)
Net asset value, end of period	$9.25
Total Return(a)	(7.50	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$17,846
Ratio of expenses to average daily net assets:
Before expense waiver	0.93	% *
After expense waiver	0.76	% *#
Net investment income (loss) to average daily net assets	0.13	% *
Portfolio turnover rate	14	% **
	Class II
	Period ended 6/30/06 (Unaudited)+
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.00	***†
Net realized and unrealized gain (loss) on investments	(0.75)
Total gain (loss) from investment operations	(0.75)
Net asset value, end of period	$9.25
Total Return(a)	(7.50	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$67,279
Ratio of expenses to average daily net assets:
Before expense waiver	0.83	% *
After expense waiver	0.66	% *#
Net investment income (loss) to average daily net assets	0.23	% *
Portfolio turnover rate	14	% **

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment income is less than $0.01 per share.

+  The Fund commenced operations on May 01, 2006.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Total return information shown in the Financial Highlights table does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods above.

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Period ended 6/30/06 (Unaudited)+
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.03	***
Net realized and unrealized gain (loss) on investments	(0.32)
Total income (loss) from investment operations	(0.29)
Net asset value, end of period	$9.71
Total Return(a)	(2.90	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$300,680
Net expenses to average daily net assets	0.89	% *
Net investment income (loss) to average daily net assets	1.77	% *
Portfolio turnover rate	78	% **

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  The Fund commenced operations on May 01, 2006.

(a)  Total return information shown in the Financial Highlights table does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods above.

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Period ended 6/30/06 (Unaudited)+
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.00	)***†
Net realized and unrealized gain (loss) on investments	(0.50)
Total income (loss) from investment operations	(0.50)
Net asset value, end of period	$9.50
Total Return(a)	(5.00	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$294,881
Net expenses to average daily net assets	0.83	% *
Net investment income (loss) to average daily net assets	(0.11	)% *
Portfolio turnover rate	17	% **

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

+  The Fund commenced operations on May 01, 2006.

(a)  Total return information shown in the Financial Highlights table does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods above.

†  Net investment loss is less than $(0.01) per share.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Period ended 6/30/06 (Unaudited)+
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.02	***
Net realized and unrealized gain (loss) on investments	(0.58)
Total income (loss) from investment operations	(0.56)
Net asset value, end of period	$9.44
Total Return(a)	(5.40	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$155,247
Net expenses to average daily net assets	0.84	% *
Net investment income (loss) to average daily net assets	1.15	% *
Portfolio turnover rate	102	% **

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

(a)  Total Return information shown in the Financial Highlights table does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

+  The Fund commenced operations on May 01, 2006.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Period ended 6/30/06 (Unaudited)+
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.01	***
Net realized and unrealized gain (loss) on investments	(0.51)
Total income (loss) from investment operations	(0.50)
Net asset value, end of period	$9.50
Total Return(a)	(5.00	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$68,271
Ratio of expenses to average daily net assets:
Before expense waiver	0.59	% *
After expense waiver	0.45	% *#
Net investment income (loss) to average daily net assets	0.66	% *
Portfolio turnover rate	60	% **

*  Annualized.

**  Percentage represents results for the period and are not auunalized.

***  Per share amount calculated on the average shares method.

(a)  Total Return information shown in the Financial Highlights table does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

+  The Fund commenced operations on May 01, 2006.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MML Global Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class I
	Period ended 6/30/06 (Unaudited)+
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.00	***†
Net realized and unrealized gain (loss) on investments	(0.70)
Total income (loss) from investment operations	(0.70)
Net asset value, end of period	$9.30
Total Return(a)	(7.00	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$8,390
Ratio of expenses to average daily net assets:
Before expense waiver	1.18	% *
After expense waiver	0.71	% *#
Net investment income (loss) to average daily net assets	2.07	% *
Portfolio turnover rate	10	% **
	Class II
	Period ended 6/30/06 (Unaudited)+
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.00	***†
Net realized and unrealized gain (loss) on investments	(0.70)
Total income (loss) from investment operations	(0.70)
Net asset value, end of period	$9.30
Total Return(a)	(7.00	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$50,627
Ratio of expenses to average daily net assets:
Before expense waiver	1.07	% *
After expense waiver	0.61	% *#
Net investment income (loss) to average daily net assets	2.20	% *
Portfolio turnover rate	10	% **

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

+  The Fund commenced operations on May 01, 2006.

(a)  Total return information shown in the Financial Highlights table does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods above.

†  Net investment income is less than $0.01 per share.

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Period ended 6/30/06 (Unaudited)+
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.06	***
Net realized and unrealized gain (loss) on investments	(0.42)
Total income (loss) from investment operations	(0.36)
Net asset value, end of period	$9.64
Total Return(a)	(3.60	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$185,228
Net expenses to average daily net assets	1.01	% *
Net investment income (loss) to average daily net assets	3.68	% *
Portfolio turnover rate	2	% **

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  The Fund commenced operations on May 01, 2006.

(a)  Total return information shown in the Financial Highlights table does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods above.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1.  The Fund
   MML Series Investment Fund ("MML Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, as amended. The following are thirteen series of the Trust (each individually referred to as a "Fund" or collectively as the "Funds"): MML Asset Allocation Fund ("Asset Allocation Fund"), MML Equity Income Fund ("Equity Income Fund"), MML Income & Growth Fund ("Income & Growth Fund"), MML Growth & Income Fund ("Growth & Income Fund"), MML Blue Chip Growth Fund ("Blue Chip Growth Fund"), MML Large Cap Growth Fund ("Large Cap Growth Fund"), MML Concentrated Growth Fund ("Concentrated Growth Fund"), MML Mid Cap Value Fund ("Mid Cap Value Fund"), MML Mid Cap Growth Fund ("Mid Cap Growth Fund"), MML Small Cap Value Fund ("Small Cap Value Fund"), MML Small Cap Index Fund ("Small Cap Index Fund"), MML Global Fund ("Global Fund") and MML Foreign Fund ("Foreign Fund").

Each Fund commenced operations on May 1, 2006.

The MML Trust was established by Massachusetts Mutual Life Insurance Company ("MassMutual") for the purpose of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by life insurance companies which are subsidiaries of MassMutual. Shares of MML Trust are not offered to the general public.

The Concentrated Growth Fund and Global Fund offer two classes of shares: Class I and Class II. Each share class invests in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees borne by the classes. Because each class will have different fees and expenses, performance and share prices among the classes will vary. The classes of shares are offered to different types of investors, as outlined in each Fund's Prospectus.

2.  Significant Accounting Policies
   The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation
   Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees ("Trustees"), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term securities with a remaining maturity of sixty days or less are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. All other securities and other assets, including futures, options, swaps and debt securities for which the prices supplied by a pricing agent are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. Securities are typically valued on the basis of valuations furnished by a primary pricing service or, if no such valuation is available, from a secondary pricing service. However, valuation methods approved by the Trustees which are intended to reflect fair value may be used when pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has

Notes to Financial Statements (Unaudited) (Continued)

occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, for each of the Trust's foreign funds, a fair value pricing service is used to assist in the pricing of foreign securities. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

Securities Lending
   Each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Funds taken at current value. The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities. At June 30, 2006, the Funds had no securities on loan.

For each Fund the amount of securities on loan indicated in the table above may not correspond with the securities on loan identified on the Portfolio of Investments because securities with pending sales are in process of recall from the brokers. At June 30, 2006, the Funds had no securities on loan with pending sales.

The Trust receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the the six months ended June 30, 2006, the Trust earned no securities lending agent fees:

Repurchase Agreements
  Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Funds and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

Accounting for Investments
   Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed on the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Federal Income Tax
   It is each Fund's intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no Federal income tax provision is required. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Notes to Financial Statements (Unaudited) (Continued)

Dividends and Distributions to Shareholders
  Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to investments in passive foreign investment companies and the deferral of wash sale losses. As a result, net investment income and net realized gain on investment transactions for a reporting period may differ significantly from distributions during such period.

Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting the net asset value of the Funds.

Foreign Currency Translation
  The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Forward Foreign Currency
Contracts
  Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered.

At June 30, 2006, the Funds had no open forward foreign currency contracts.

Delayed Delivery Transactions,
When Issued Securities, and Forward Commitments
  Each Fund may purchase or sell securities on a "when issued" or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which no market quotation is

Notes to Financial Statements (Unaudited) (Continued)

available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

At June 30, 2006, the Funds had no open obligations under these forward commitments.

Financial Futures Contracts
  The Funds may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or as a substitute for the purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A summary of open futures contracts for the Small Cap Value Fund and Small Cap Index Fund at June 30, 2006, is as follows:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Small Cap Value Fund
BUY 4	Russell Mini	9/15/2006	$292,600	$22,052
Small Cap Index Fund
BUY 2	Russell Mini	9/15/2006	146,300	5,076

Allocation of Operating Activity
  In maintaining the records for the Concentrated Growth Fund and Global Fund, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration fees, which are directly attributable to a class of shares, are charged to that class' operations. Expenses of the Fund not directly attributable to the operations of any class of shares are prorated among the classes to which the expense relates based on the relative net assets of each.

Foreign Securities
  The Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities issued by U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Notes to Financial Statements (Unaudited) (Continued)

3.  Management Fees and Other Transactions

Investment Management Fees
  Under agreements between the Trust and MassMutual on behalf of each Fund, MassMutual is responsible for providing investment management services for each Fund. In return for this service, MassMutual receives advisory fees quarterly based on the following annual rates:

Asset Allocation Fund	0.55%	Mid Cap Value Fund	0.84%

Equity Income Fund	0.75%	Mid Cap Growth Fund	0.77%

Income & Growth Fund	0.65%	Small Cap Value Fund	0.75%

Growth & Income Fund	0.50%	Small Cap Index Fund	0.35%

Blue Chip Growth Fund	0.75%	Global Fund Class I	0.60%

Large Cap Growth Fund	0.65%	Global Fund Class II	0.60%

Concentrated Growth Fund Class I	0.60%	Foreign Fund	0.89%

Concentrated Growth Fund Class II	0.60%

MassMutual has entered into investment sub-advisory agreements with the following unaffiliated investment sub-advisers: Capital Guardian Trust Company for the Asset Allocation Fund and Growth & Income Fund, T. Rowe Price Associates, Inc. for the Equity Income Fund, Blue Chip Growth Fund and the Mid Cap Growth Fund, American Century Investment Management, Inc. for the Income & Growth Fund and Mid Cap Value Fund, AllianceBernstein L.P. for the Large Cap Growth Fund, Legg Mason Capital Management, Inc. for the Concentrated Growth Fund, Goldman Sachs Asset Management, L.P. for the Small Cap Value Fund, Northern Trust Investments, N.A. for the Small Cap Index Fund, Neuberger Berman Management, Inc. for the Global Fund, and Templeton Investment Counsel, LLC for the Foreign Fund. MassMutual pays a sub-advisory fee to each of these sub-advisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and (2) the average daily net assets of all other funds or accounts of MassMutual or its affiliates for which the sub-adviser provides sub-advisory services and which have substantially the same investment objectives, policies and investment strategies.

Expense Waivers
  MassMutual agreed to cap the fees and expenses of the funds through April 30, 2008, unless otherwise noted, as follows:

Asset Allocation Fund	0.57%	Mid Cap Value Fund	0.93%

Equity Income Fund	0.85%	Mid Cap Growth Fund	0.85%

Income & Growth Fund	0.70%	Small Cap Value Fund	0.88%

Growth & Income Fund	0.52%	Small Cap Index Fund	0.45%

Blue Chip Growth Fund	0.85%	Global Fund

Large Cap Growth Fund	0.73%	Class I	0.71%

Concentrated Growth Fund		Class II	0.61%

Class I	0.76%	Foreign Fund	1.02%

Class II	0.66%

Other
  Certain officers and trustees of the Funds are also officers of MassMutual. The compensation of each trustee who is not an officer of MassMutual is borne by the Funds.

Deferred Compensation
  Trustees of the Funds that are not employees of MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with terms of the Non-Qualified Deferred Compensation Plan. Any amounts deferred shall accrue interest at a rate equal to eight percent (8%) per annum.

For the period ended June 30, 2006, no significant amounts have been deferred.

Notes to Financial Statements (Unaudited) (Continued)

4.  Purchases and Sales of Investments
  Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2006, were as follows:

		Long-Term U.S. Government Securities	Other Long-Term Securities
Purchases	Asset Allocation Fund	$65,088,881	$211,125,022
	Equity Income Fund	-	24,553,569
	Income & Growth Fund	-	21,659,219
	Growth & Income Fund	-	312,159,970
	Blue Chip Growth Fund	-	4,367,213
	Large Cap Growth Fund	-	91,151,998
	Concentrated Growth Fund	-	102,421,846
	Mid Cap Value Fund	-	244,706,036
	Mid Cap Growth Fund	-	47,818,132
	Small Cap Value Fund	-	180,526,732
	Small Cap Index Fund	-	55,307,259
	Global Fund	-	68,899,301
	Foreign Fund	-	25,449,247
Sales	Asset Allocation Fund	$24,271,932	$6,496,533
	Equity Income Fund	-	9,755,933
	Income & Growth Fund	-	26,912,582
	Growth & Income Fund	-	13,773,733
	Blue Chip Growth Fund	-	3,331,459
	Large Cap Growth Fund	-	7,539,658
	Concentrated Growth Fund	-	11,521,534
	Mid Cap Value Fund	-	230,687,875
	Mid Cap Growth Fund	-	57,259,332
	Small Cap Value Fund	-	151,695,899
	Small Cap Index Fund	-	41,172,337
	Global Fund	-	5,765,254
	Foreign Fund	-	2,909,071

5.  Capital Share Transactions
  The Funds are authorized to issue an unlimited number of shares, with no par value in each class of shares. Changes in shares outstanding for each Fund are as follows:

	Period ended June 30, 2006
	Shares	Amount
Asset Allocation Fund
Sold	25,691,557	$256,815,438
Issued as reinvestment of dividends	-	-
Redeemed	(521,966)	(5,105,133)
Net increase (decrease)	25,169,591	$251,710,305
Equity Income Fund
Sold	23,308,630	$232,754,910
Issued as reinvestment of dividends	-	-
Redeemed	(366,553)	(3,583,619)
Net increase (decrease)	22,942,077	$229,171,291
Income & Growth Fund
Sold	18,450,082	$184,482,162
Issued as reinvestment of dividends	-	-
Redeemed	(717,658)	(6,980,311)
Net increase (decrease)	17,732,424	$177,501,851
Growth & Income Fund
Sold	30,785,645	$307,722,943
Issued as reinvestment of dividends	-	-
Redeemed	(671,631)	(6,466,961)
Net increase (decrease)	30,114,014	$301,255,982

Notes to Financial Statements (Unaudited) (Continued)

	Period ended June 30, 2006
	Shares	Amount
Blue Chip Growth Fund
Sold	5,179,839	$51,750,090
Issued as reinvestment of dividends	-	-
Redeemed	(100,312)	(962,774)
Net increase (decrease)	5,079,527	$50,787,316
Large Cap Growth Fund
Sold	8,694,977	$86,896,280
Issued as reinvestment of dividends	-	-
Redeemed	(283,539)	(2,658,986)
Net increase (decrease)	8,411,438	$84,237,294
Concentrated Growth Fund Class I
Sold	2,007,583	$20,045,516
Issued as reinvestment of dividends	-	-
Redeemed	(77,785)	(723,463)
Net increase (decrease)	1,929,798	$19,322,053
Concentrated Growth Fund Class II
Sold	7,600,505	$75,972,609
Issued as reinvestment of dividends	-	-
Redeemed	(326,549)	(3,037,042)
Net increase (decrease)	7,273,956	$72,935,567
Mid Cap Value Fund
Sold	31,547,903	$315,205,937
Issued as reinvestment of dividends	-	-
Redeemed	(594,510)	(5,810,471)
Net increase (decrease)	30,953,393	$309,395,466
Mid Cap Growth Fund
Sold	32,126,590	$323,659,571
Issued as reinvestment of dividends	-	-
Redeemed	(1,096,976)	(12,951,025)
Net increase (decrease)	31,029,614	$310,708,546
Small Cap Value Fund
Sold	16,642,629	$165,677,820
Issued as reinvestment of dividends	-	-
Redeemed	(205,643)	(1,953,534)
Net increase (decrease)	16,436,986	$163,724,286
Small Cap Index Fund
Sold	7,500,695	$74,937,381
Issued as reinvestment of dividends	-	-
Redeemed	(312,642)	(2,957,756)
Net increase (decrease)	7,188,053	$71,979,625
Global Fund Class I
Sold	917,031	$11,298,561
Issued as reinvestment of dividends	-	-
Redeemed	(14,427)	(2,286,137)
Net increase (decrease)	902,604	$9,012,424
Global Fund Class II
Sold	5,686,660	$59,000,913
Issued as reinvestment of dividends	-	-
Redeemed	(241,058)	(4,399,112)
Net increase (decrease)	5,445,602	$54,601,801
Foreign Fund
Sold	19,683,334	$196,258,552
Issued as reinvestment of dividends	-	-
Redeemed	(459,339)	(4,398,459)
Net increase (decrease)	19,223,995	$191,860,093

Notes to Financial Statements (Unaudited) (Continued)

6.  Federal Income Tax Information
  At June 30, 2006, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a Federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Asset Allocation Fund	$252,156,600	$2,310,272	$(9,416,250)	$(7,105,978)
Equity Income Fund	231,287,717	3,631,589	(8,648,812)	(5,017,223)
Income & Growth Fund	176,756,304	3,144,032	(6,329,157)	(3,185,125)
Growth & Income Fund	300,293,488	3,715,979	(15,049,530)	(11,333,551)
Blue Chip Growth Fund	50,529,766	691,503	(2,671,281)	(1,979,778)
Large Cap Growth Fund	83,253,658	829,096	(6,714,265)	(5,885,169)
Concentrated Growth Fund	91,061,038	843,889	(7,146,757)	(6,302,868)
Mid Cap Value Fund	307,036,482	3,179,750	(12,645,362)	(9,465,612)
Mid Cap Growth Fund	310,886,962	5,867,919	(21,158,486)	(15,290,567)
Small Cap Value Fund	160,469,744	3,319,606	(9,570,247)	(6,250,641)
Small Cap Index Fund	71,801,635	1,632,857	(5,150,463)	(3,517,606)
Global Fund	63,277,297	414,108	(5,001,107)	(4,586,999)
Foreign Fund	188,773,518	1,712,015	(9,729,537)	(8,017,522)

7.  Proxy Voting (Unaudited)
  A description of the policies and procedures that each Fund's investment adviser and sub-advisers use to vote proxies relating to the Fund's portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com and on the Securities and Exchange Commission's website at http://www.sec.gov.

8.  Quarterly Reporting (Unaudited)
  The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

9.  Trustees' Approval of Investment Advisory Contracts (Unaudited)
  At meetings held on August 17, 2005 and November 7, 2005, respectively, the Board of Trustees of the Trust, including the Trustees who are not "interested persons" (as such term is defined in the 1940 Act) of the Trust, the Adviser or Sub-Advisers (the "Independent Trustees"), approved the Advisory Agreements and Sub-Advisory Agreements for each of the Asset Allocation Fund, Equity Income Fund, Income & Growth Fund, Growth & Income Fund, Blue Chip Growth Fund, Large Cap Growth Fund, Concentrated Growth Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Small Cap Value Fund, Small Cap Index Fund, Global Fund and Foreign Fund (each a "Fund" and collectively, the "Funds"), subject to approval by the shareholders of each of the Funds of the Advisory Agreements and Sub-Advisory Agreements. In preparation for the meeting, the Trustees requested, and the Adviser and Sub-Advisers provided in advance of the meeting, certain materials relevant to the consideration of the Advisory Agreements and Sub-Advisory Agreements. The Trustees also requested, and received in advance of meetings, a fee study report with respect to each Fund prepared by the Adviser using information provided by an independent third-party vendor. This fee study identified relevant peer group funds and presented comparative information concerning advisory fees and total expense ratios. The Trustees also received in board materials in advance of the meetings, memoranda prepared by counsel to the Independent Trustees addressing their duties and responsibilities in approving the Advisory Agreements

Notes to Financial Statements (Unaudited) (Continued)

and Sub-Advisory Agreements, including identification of types of information relevant to such consideration.

  At each meeting, representatives of the Adviser made an extensive presentation concerning the Adviser's operations and capabilities as well as the investment strategy to be pursued by each Fund and each Sub-Adviser's capabilities in managing such a strategy.

  In approving the Advisory Agreements, the Trustees took note of the fact that the Adviser would delegate substantially all responsibility for furnishing a continuous investment program for the Funds, and making investment decisions with respect to a Fund's assets, to the relevant Sub-Adviser. The Trustees examined the Adviser's ability to provide investment oversight, administrative and shareholder services to the Funds. The Trustees also considered the experience and qualifications of the personnel of the Adviser that would be performing, or overseeing the performance of, the services to be provided to the Funds and the needs of the Funds for administrative and shareholder services. Based on the above, the Trustees concluded that the resources to be devoted by the Adviser were appropriate to fulfill effectively its duties under the Advisory Agreements.

  The Trustees considered a number of factors they believed to be relevant to the interests of shareholders of the Funds. Such factors included (i) the ability of the Adviser to monitor the operations and performance of each Fund's Sub-Adviser, (ii) the financial condition, stability and business strategy of the Adviser, (iii) the ability of the Adviser with respect to regulatory compliance and the ability to monitor compliance with the investment policies of the Funds, (iv) possible economies of scale, and (v) any conditions affecting the Adviser's future provision of high quality services to the Funds. The Trustees concluded that the anticipated scope and quality of the services to be provided by the Adviser were satisfactory, in light of market conditions, the resources to be dedicated by the Adviser and its integrity, personnel, and financial resources, to merit approval of the Advisory Agreements.

  The Trustees took into account not only the actual dollar amount of fees to be paid by the Funds to the Adviser, but also took into account the estimated profitability of the Funds to the Adviser and the so-called "fallout benefits" to the Adviser, such as any reputational value derived from serving as investment adviser to the Funds. The Trustees considered the fact that the advisory fees did not contain breakpoints due to the Adviser choosing to price for the long-term.

  Based on the foregoing, the Trustees concluded that the fees to be paid to the Adviser under the Advisory Agreements and the Funds' total expenses were fair and reasonable, given the anticipated scope and quality of the services to be rendered by the Adviser.

  In approving the Sub-Advisory Agreements with respect to the Funds, the Trustees considered a wide range of information about, among other things: each Sub-Adviser and its personnel with responsibilities for providing services to the respective Fund; the terms of the Sub-Advisory Agreements; the scope and quality of services to be provided to each Fund under the Sub-Advisory Agreements; and the fees payable to each Sub-Adviser by the Adviser. In addition, the Trustees reviewed historical performance information of accounts managed by each Sub-Adviser with investment objectives, policies and investment strategies similar to that of the Funds. The Trustees were informed that the sub-advisory fees were negotiated at arm's-length. The Trustees were also informed that each Sub-Adviser may receive research services furnished from brokers in connection with portfolio securities transactions for the Funds and that research services furnished by brokers through which the Funds effect securities transactions may be used by each Sub-Adviser in advising other accounts that it advises. Conversely, research services furnished to each Sub-Adviser in connection with other accounts each Sub-Adviser advises may be used by a Sub-Adviser in advising the Funds.

  Based on the foregoing, the Trustees concluded that the investment processes, research capabilities and philosophies of each Sub-Adviser would be well suited to each Fund, given their investment objectives and policies.

Notes to Financial Statements (Unaudited) (Continued)

  Following their review, the Trustees determined that the terms of the Advisory Agreements and Sub-Advisory Agreements were fair and reasonable with respect to each Fund and were in the best interests of each Fund's shareholders. After carefully considering the information summarized above, the Trustees, including the Independent Trustees voting separately, unanimously voted to approve the Advisory Agreements and Sub-Advisory Agreements.

  Prior to the votes being taken to approve the Advisory Agreements and Sub-Advisory Agreements, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. In their deliberations with respect to these matters, the Independent Trustees were advised by their independent legal counsel. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

Notes to Financial Statements (Unaudited) (Continued)

Fund Expenses June 30, 2006

Expense Examples	The following information is in regards to expenses for the six month period ended June 30, 2006:
As a shareholder of the Funds, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested for the six month period ended June 30, 2006.

Actual Expenses	The first line of each table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Operating Expenses Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes	The second line of each table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Notes to Financial Statements (Unaudited) (Continued)

The Funds incur ongoing operating expenses during the normal course of business, such as management fees and other expenses. The following tables, assuming a $1,000 investment in a class of shares, disclose the ending account value and operating expenses incurred for the six months ended June 30, 2006, based on, (1) the Fund's actual return and actual expenses, and (2) a hypothetical annualized 5% return and the Fund's actual expenses:

Asset Allocation Fund

	Beginning Value	Ending Value	Operating Expense Incurred
1) Actual	$1,000.00	$975.00	$0.94	*
2) Hypothetical	1,000.00	1,021.97	2.86	**

*  Expenses are calculated using the annualized expense ratio for the period May 1, 2006 (commencement of operations) through June 30, 2006 of 0.57%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

**  Expenses are calculated using the annualized expense ratio for the period ended June 30, 2006 of 0.57%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Equity Income Fund

	Beginning Value	Ending Value	Operating Expense Incurred
1) Actual	$1,000.00	$980.00	$1.32	*
2) Hypothetical	1,000.00	1,020.83	4.01	**

*  Expenses are calculated using the annualized expense ratio for the period May 1, 2006 (commencement of operations) through June 30, 2006 of 0.80%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

**  Expenses are calculated using the annualized expense ratio for the period ended June 30, 2006 of 0.80%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Income & Growth Fund

	Beginning Value	Ending Value	Operating Expense Incurred
1) Actual	$1,000.00	$979.00	$1.16	*
2) Hypothetical	1,000.00	1,021.32	3.51	**

*  Expenses are calculated using the annualized expense ratio for the period May 1, 2006 (commencement of operations) through June 30, 2006 of 0.70%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

**  Expenses are calculated using the annualized expense ratio for the period ended June 30, 2006 of 0.70%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Notes to Financial Statements (Unaudited) (Continued)

Growth & Income Fund

	Beginning Value	Ending Value	Operating Expense Incurred
1) Actual	$1,000.00	$964.00	$0.85	*
2) Hypothetical	1,000.00	1,022.22	2.61	**

*  Expenses are calculated using the annualized expense ratio for the period May 1, 2006 (commencement of operations) through June 30, 2006 of 0.52%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

**  Expenses are calculated using the annualized expense ratio for the period ended June 30, 2006 of 0.52%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Blue Chip Growth Fund

	Beginning Value	Ending Value	Operating Expense Incurred
1) Actual	$1,000.00	$956.00	$1.39	*
2) Hypothetical	1,000.00	1,020.58	4.26	**

*  Expenses are calculated using the annualized expense ratio for the period May 1, 2006 (commencement of operations) through June 30, 2006 of 0.85%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

**  Expenses are calculated using the annualized expense ratio for the period ended June 30, 2006 of 0.85%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Large Cap Growth Fund

	Beginning Value	Ending Value	Operating Expense Incurred
1) Actual	$1,000.00	$924.00	$1.17	*
2) Hypothetical	1,000.00	1,021.17	3.66	**

*  Expenses are calculated using the annualized expense ratio for the period May 1, 2006 (commencement of operations) through June 30, 2006 of 0.73%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

**  Expenses are calculated using the annualized expense ratio for the period ended June 30, 2006 of 0.73%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Notes to Financial Statements (Unaudited) (Continued)

Concentrated Growth Fund

Class I

	Beginning Value	Ending Value	Operating Expense Incurred
1) Actual	$1,000.00	$925.00	$1.22	*
2) Hypothetical	1,000.00	1,021.03	3.81	**

*  Expenses are calculated using the annualized expense ratio for the period May 1, 2006 (commencement of operations) through June 30, 2006 of 0.76%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

**  Expenses are calculated using the annualized expense ratio for the period ended June 30, 2006 of 0.76%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class II

	Beginning Value	Ending Value	Operating Expense Incurred
1) Actual	$1,000.00	$925.00	$1.06	*
2) Hypothetical	1,000.00	1,021.52	3.31	**

*  Expenses are calculated using the annualized expense ratio for the period May 1, 2006 (commencement of operations) through June 30, 2006 of 0.66%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

**  Expenses are calculated using the annualized expense ratio for the period ended June 30, 2006 of 0.66%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Mid Cap Value Fund

	Beginning Value	Ending Value	Operating Expense Incurred
1) Actual	$1,000.00	$971.00	$1.47	*
2) Hypothetical	1,000.00	1,020.38	4.46	**

*  Expenses are calculated using the annualized expense ratio for the period May 1, 2006 (commencement of operations) through June 30, 2006 of 0.89%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

**  Expenses are calculated using the annualized expense ratio for the period ended June 30, 2006 of 0.89%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Notes to Financial Statements (Unaudited) (Continued)

Mid Cap Growth Fund

	Beginning Value	Ending Value	Operating Expense Incurred
1) Actual	$1,000.00	$950.00	$1.35	*
2) Hypothetical	1,000.00	1,020.68	4.16	**

*  Expenses are calculated using the annualized expense ratio for the period May 1, 2006 (commencement of operations) through June 30, 2006 of 0.83%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

**  Expenses are calculated using the annualized expense ratio for the period ended June 30, 2006 of 0.83%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Small Cap Value Fund

	Beginning Value	Ending Value	Operating Expense Incurred
1) Actual	$1,000.00	$946.00	$1.37	*
2) Hypothetical	1,000.00	1,020.63	4.21	**

*  Expenses are calculated using the annualized expense ratio for the period May 1, 2006 (commencement of operations) through June 30, 2006 of 0.84%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

**  Expenses are calculated using the annualized expense ratio for the period ended June 30, 2006 of 0.84%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Small Cap Index Fund

	Beginning Value	Ending Value	Operating Expense Incurred
1) Actual	$1,000.00	$950.00	$0.73	*
2) Hypothetical	1,000.00	1,019.39	2.25	**

*  Expenses are calculated using the annualized expense ratio for the period May 1, 2006 (commencement of operations) through June 30, 2006 of 0.45%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

**  Expenses are calculated using the annualized expense ratio for the period ended June 30, 2006 of 0.45%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Notes to Financial Statements (Unaudited) (Continued)

Global Fund

Class I

	Beginning Value	Ending Value	Operating Expense Incurred
1) Actual	$1,000.00	$930.00	$1.15	*
2) Hypothetical	1,000.00	1,021.27	3.56	**

*  Expenses are calculated using the annualized expense ratio for the period May 1, 2006 (commencement of operations) through June 30, 2006 of 0.71%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

**  Expenses are calculated using the annualized expense ratio for the period ended June 30, 2006 of 0.71%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class II

	Beginning Value	Ending Value	Operating Expense Incurred
1) Actual	$1,000.00	$930.00	$0.98	*
2) Hypothetical	1,000.00	1,021.77	3.06	**

*  Expenses are calculated using the annualized expense ratio for the period May 1, 2006 (commencement of operations) through June 30, 2006 of 0.61%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

**  Expenses are calculated using the annualized expense ratio for the period ended June 30, 2006 of 0.61%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Foreign Fund

	Beginning Value	Ending Value	Operating Expense Incurred
1) Actual	$1,000.00	$964.00	$1.66	*
2) Hypothetical	1,000.00	1,019.79	5.06	**

*  Expenses are calculated using the annualized expense ratio for the period May 1, 2006 (commencement of operations) through June 30, 2006 of 1.01%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

**  Expenses are calculated using the annualized expense ratio for the period ended June 30, 2006 of 1.01%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

© 2006 Massachusetts Mutual Life Insurance Company. All rights reserved.

MassMutual Financial Group is a marketing designation (or fleet name) for
Massachusetts Mutual Life Insurance Company (MassMutual) and its affiliates.

L4540_a 906

MML Series Investment Fund

Semi-Annual Report
for the period ended
June 30, 2006

MML Large Cap Value Fund

MML Equity Index Fund

MML Growth Equity Fund

MML OTC 100 Fund

MML Small Cap Growth Equity Fund

MML Emerging Growth Fund

INVEST

INSURE

RETIRE

Table of Contents

Letter to Shareholders	1

Portfolio Manager Reports	3

Portfolio of Investments	21

MML Large Cap Value Fund MML Equity Index Fund MML Growth Equity Fund MML OTC 100 Fund MML Small Cap Growth Equity Fund MML Emerging Growth Fund	21 23 29 33 35 39

Statement of Assets and Liabilities	42

Statement of Operations	46

Statement of Changes in Net Assets	48

Financial Highlights	52

Notes to Financial Statements	59

Other Information (Unaudited)	70

This material must be preceded or accompanied by a current prospectus for the MML Series Investment Fund. Investors should consider a Fund's investment objective, risks and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus. Read it carefully before investing.

MML Investment Fund Report – President's Letter to Shareholders

To Our Shareholders

June 30, 2006

David O'Leary

While the recent weakness in the stock and bond markets was highly anticipated given the rally over the past three years, it does provide investors with an excellent opportunity to check in with their financial representative. MassMutual believes that individuals who diversify their investments can help to reduce their investment losses and increase their total returns – potentially increasing the likelihood of reaching their financial goals.

Stocks outpace bonds for the year-to-date period

The first half of 2006 was characterized by two very different periods for equities – with the first quarter showing strong results followed by losses in the second quarter. During the entire six month period, most of the major indices posted positive returns. On a year-to-date basis, the Dow Jones Industrial AverageSM (The Dow)*, which measures blue-chip activity, returned 4.04% and the S&P 500® Index, a broad measure of U.S. large-cap stocks, gained 2.70% for the period. The technology-laden Nasdaq Composite® Index (Nasdaq) lost 1.51%, as tech stocks lost more ground in the second quarter than they gained during the first three months. The clear outperformer, however, was the MSCI® EAFE® Index, a benchmark for foreign stocks that advanced 10.16% during the first half of the year.

In the bond market, the Lehman Brothers® Aggregate Bond Index, which measures the U.S. investment-grade fixed-income markets, returned –0.72% for the six-month period ended June 30, 2006. Investors in this market segment continued to face the challenges posed by a Federal Reserve (Fed) that remained in a tightening mode – raising the federal funds target rate in 0.25% increments four times – from 4.25% at the start of the first quarter to 5.25% at the end of June.

Turning to the first quarter of 2006, most U.S. stock indexes posted strong gains, as solid growth in corporate profits and signs of an uptick in overall economic activity helped to boost share prices. Against this backdrop, foreign stocks continued to outperform their U.S.-based counterparts.

As early estimates placed first quarter economic growth around the robust level of 5.0%, bond yields rose and prices fell. While, the official Gross Domestic Product (GDP) for the first quarter came in at 4.8%, it was ahead of the long-term growth rate of 3.5%. Inflationary pressures at the wholesale level were also somewhat stronger than expected, as the core Producer Price Index – excluding food and energy – ticked up by 0.4% in January and 0.3% in February. (Rising inflation tends to drive bond prices lower.) The period featured two hikes in short-term interest rates by the Fed, and longer-term rates also rose during the quarter. Consequently, the Lehman Brothers Aggregate Bond Index fell slightly.

The second quarter saw a turnaround in the fortunes of the equity markets, as investor uncertainty, caused in part by global unrest and rising oil prices, led many of the markets lower. In fact, the Dow was the only domestic equity benchmark to post a return in positive territory, advancing 0.37%. Even the first quarter's clear winner, foreign stocks, only produced 0.70% gain, as measured by the MSCI EAFE Index – aided in part by a weaker U.S. dollar.

Meanwhile, with rising inflation and interest rates making headlines, bond prices remained on the defensive during the second quarter. Treasuries and higher-quality corporate bonds struggled against rising yields across all maturities. Bond prices in the longer maturities were particularly weak. As a result, the Lehman Brothers Aggregate Bond Index ended the quarter just below the break-even mark, returning -0.08%.

A look at the recent market volatility

The stock market recovery of the past few years can be divided into two phases. First, there was a period of strongly advancing share prices for roughly a year following the March 2003 lows, as investors were

*  Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

(Continued)

1

MML Investment Fund Report – President's Letter to Shareholders (Continued)

cheered by early military success in Iraq and signs that the U.S. economy was finally on the mend after a prolonged bear market in stocks. A key player in this recovery was former Fed chairman Alan Greenspan, who from early 2001 through November 2002, advocated the Fed's strategy to progressively lower the target federal funds rate from 6.50% to 1.25% – a level unseen for decades. One final 0.25% cut would follow near the end of June 2003, while the economic rally was still in motion.

Naturally, short-term interest rates could not remain at 1.00% forever. In June 2004, Mr. Greenspan began raising rates again, employing a methodical, gradual approach to "removing policy accommodation," which appeared to calm investors' nerves. As a result, stock prices trended irregularly higher for almost the next two years. With the economy growing at a healthy, sustainable pace and short-term interest rates on track to return to merely a neutral level, there was a lot for investors to like about the financial environment. The stock market, of course, generally likes predictability and dislikes uncertainty.

Nevertheless, a few storm clouds dotted the horizon. Most notably, these included the rapid escalation of crude oil prices, which exceeded $70 at the end of June 2006 – and significant rallies in commodity prices, such as copper and gold, suggesting the possibility of worsening inflation on the horizon. For quite a while, though, it seemed as though the economy and the stock market were holding together nicely in the face of the twin threats of advancing commodity prices and rising interest rates.

So what happened to change things in the more recent environment? For one thing, inflation crept up to levels the Fed considers unacceptable. At the same time, near the end of May, there were signs that the Fed's credit-tightening moves were beginning to slow the economy. Central bank officials have stated numerous times that interest rate policy in the immediate future will be determined by economic data, rather than by the previous agenda of removing the stimulative monetary conditions that brought the economy out of recession. However, the conundrum facing the Fed under Ben Bernanke, Mr. Greenspan's successor, was – and is – what to do when the data give conflicting signals. All of this could add up to uncertainty – and, in all likelihood, increased volatility in the financial markets – at least, until additional information clarifies the situation.

Outlook

The second quarter's weakness in the stock and bond markets is not unusual. Periods of underperformance can, however, serve as a timely reminder to check in with your financial representative, who can help you assess your comfort level with your current investment strategy – or identify any changes you would like to implement. MassMutual believes investors should consider taking a long-term perspective and employing a strategy of diversification among investment types. Although proper diversification cannot prevent losses, its long-term effect has tended to be a reduction in losses and an increase in total returns. By helping smooth out the peaks and valleys of investing, diversification can help you to stay the course and may increase the likelihood that you'll reach your financial goals.

David O'Leary
President

The information provided is the opinion of MassMutual Retirement Services Investments Marketing as of 7/1/06 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

2

MML Large Cap Value Fund – Portfolio Manager Report

What is the investment objective of the MML Large Cap Value Fund?
   This Fund seeks both capital growth and income by investing in large-capitalization companies that the Fund's sub-adviser believes foster the creation of long-term value – such as proven management, a durable franchise and business model, and sustainable competitive advantages.

How did the Fund perform during the six months ended June 30, 2006?
   The Fund's shares returned 2.84%, moderately outpacing the 2.70% return of the S&P 500® Index, a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies.

What was the investment backdrop during the period?
   For the six months ended June 30, 2006, equities outperformed bonds against a backdrop of rising inflation, a slowing economy and indications of a slowdown in the real estate market. In the first quarter, most U.S. stock indexes posted strong gains, as solid growth in corporate profits and signs of an uptick in overall economic activity helped to boost share prices.

The second quarter saw a turnaround in the fortunes of the equity markets, as investor uncertainty (caused in part by global unrest and rising oil prices) led many of the markets lower. In fact, The Dow Jones Industrial AverageSM was the only domestic equity benchmark to post a return in positive territory, advancing 0.37%.

What factors contributed to the Fund's performance?
   During the first quarter, the Fund's holdings in financials, energy and materials were notable contributors to absolute performance. Top individual contributors included Costco Wholesale, Occidental Petroleum, Martin Marietta, ConocoPhillips and JPMorgan Chase. Detractors during the period were largely stock specific, and included Transatlantic Holdings, HCA Inc., Altria Group, Tyco International and Progressive Corp. Among the few changes we made in the first quarter, we added Sprint Nextel to the portfolio. Sprint Nextel offers consumers and businesses a wide range of telephone and data services delivered over wireless and wireline networks. While competition remains fierce in the telecommunications industry, we believe Sprint Nextel represents an attractive risk/reward trade-off, given its cash-generating assets, attractive competitive position and valuation.

During the second quarter, the Fund's investments in consumer staples, consumer discretionary and energy were notable contributors to performance. Top-performing positions included Comcast, Golden West Financial, Occidental Petroleum, Costco and News Corp. Detracting from performance, on the other hand, were individual issues within the information technology, materials, telecommunications and health care sectors. Less-than-favorable returns came from American International Group, Moody's, Microsoft, Sealed Air and Sprint Nextel.

What is your outlook?
   Our belief is that the major averages are likely to advance in a range-bound fashion for the foreseeable future. Our view is that in such an environment, prudent stock selection may offer the potential to generate attractive returns.

3

MML Large Cap Value Fund – Portfolio Manager Report (Continued)

MML Large Cap Value Fund

Industry Table

(% of Net Assets) on 06/30/06

Banking, Savings & Loans	13.7%
Energy	12.1%
Financial Services	11.8%
Insurance	10.9%
Retail	6.8%
Commercial Services	4.7%
Broadcasting, Publishing & Printing	4.7%
Tobacco	4.5%
Industrial — Diversified	4.2%
Healthcare	2.8%
Containers	2.0%
Beverages	2.0%
Prepackaged Software	2.0%
Automotive & Parts	1.8%
Entertainment & Leisure	1.6%
Building Materials & Construction	1.5%
Cosmetics & Personal Care	1.5%
Transportation	1.4%
Telephone Utilities	1.3%
Communications	1.3%
Pharmaceuticals	1.0%
Foods	0.7%
Computers & Information	0.7%
Computers & Office Equipment	0.6%
Advertising	0.3%
Household Products	0.2%
Metals & Mining	0.2%
Computer Related Services	0.2%
Travel	0.1%
Short-Term Investments and Other Assets and Liabilities	3.4%
100.0%

MML Large Cap Value Fund
Largest Stock Holdings (6/30/06)
Altria Group, Inc.
American Express Co.
American International Group, Inc.
Berkshire Hathaway, Inc. Cl. A
Comcast Corp. Special, Cl. A
ConocoPhillips
Costco Wholesale Corp.
Golden West Financial Corp.
JP Morgan Chase & Co.
Tyco International Ltd.

4

MML Large Cap Value Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MML Large Cap Value Fund and the S&P 500 Index.

MML Series Investment Fund
Total Return

	Year to Date 1/1/06 - 6/30/06	One Year 7/1/05 - 6/30/06	Five Year Average Annual 7/1/01 - 6/30/06	Since Inception Average Annual 5/1/00 - 6/30/06
MML Large Cap Value Fund	2.84%	11.09%	5.43%	3.00%
S&P 500 Index	2.70%	8.62%	2.49%	–0.54%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by accessing the website at www.massmutual.com.

Investors should note that the Fund is a professionally managed mutual fund, while the S&P 500 Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. The Fund's return reflects changes in the net asset value per share without the deduction of any product charges. The inclusion of these charges would have reduced the performance shown here. Performance data quoted represents past performance; past performance is not predictive of future results.

5

MML Equity Index Fund – Portfolio Manager Report

What is the investment objective of the MML Equity Index Fund?
   The Fund seeks to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate as represented by the S&P 500® Index. The Fund pursues this objective by investing at least 80% of its net assets in the equity securities of companies that make up the S&P 500 Index.

How did the Fund perform during the six months ended June 30, 2006?
   The Fund's Class I shares returned 2.47%, moderately trailing the 2.70% return of the S&P 500 Index, a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies.

What was the investment backdrop during the period?
   The Federal Reserve (Fed) raised interest rates twice during the first quarter of 2006, bringing the federal funds rate to 4.75% as of March 31. The new chairman of the Fed, Ben Bernanke, announced that additional hikes might be necessary due to "elevated prices of energy and other commodities." Oil prices remained a concern for investors and cast a shadow over future growth in both the U.S. and abroad. During the first quarter of 2006, crude oil prices ranged between $60 and $70 per barrel, within striking distance of the 2005 high of $71. On the positive side however, the U.S. Commerce Department announced that businesses saw their after-tax profits rise 13.8% during the fourth quarter of 2005, a dramatic improvement from the third quarter, when profits were down 4.3%.

The Fed maintained its tightening policy and increased interest rates by 0.25% at each Federal Open Market Committee (FOMC) meeting in May and June. This last increase was the 17th consecutive one since June 2004, and brought the federal funds rate to 5.25% as of June 29. Ahead of the June meeting, there had been some market speculation that the Fed might raise their key interest rate by 0.50%. The continued rise in energy and commodity prices had fueled concerns about inflationary pressure on the U.S. economy. The lack of substantial progress in talks with Iran regarding their nuclear program contributed substantially to rising oil prices. Crude prices finished the quarter just above $70 per barrel, after reaching a new high of $75 in late April. In addition, the escalation of the conflict with North Korea that culminated with the actual testing of long-range missiles, added to the nervousness that pervaded financial markets.

What factors contributed to the Fund's performance?
   During the quarter ended March 31, 2006, large-capitalization stocks underperformed both mid- and small-cap stocks. Value stocks outpaced growth issues during the period. Telecommunication services was the best-performing sector in the Index, returning 14.45%; utilities was the worst-performing sector, with its return of –1.16%.

Turning to the second quarter, large-cap stocks outperformed both mid- and small-cap issues. Value stocks once again outpaced their growth counterparts. During the quarter, utilities was the best-performing sector in the Index, while information technology was the worst-performing.

What is your outlook?
   It is impossible to predict with any certainty whether or not the volatility that the equity markets have experienced in the first six months of 2006 is nearing an end. Numerous forces will continue to influence the direction that the market takes moving forward – such as oil prices, inflation, geopolitical unrest and Fed policy. We expect these factors to have the greatest impact on market conditions as the remainder of 2006 unfolds.

6

MML Equity Index Fund – Portfolio Manager Report (Continued)

MML Equity Index Fund

Industry Table

(% of Net Assets) on 06/30/06

Energy	10.2%
Banking, Savings & Loans	9.6%
Pharmaceuticals	8.2%
Financial Services	6.2%
Electrical Equipment & Electronics	6.1%
Insurance	5.4%
Retail	4.9%
Computers & Information	3.6%
Telephone Utilities	3.3%
Electric Utilities	3.1%
Prepackaged Software	3.0%
Aerospace & Defense	2.4%
Broadcasting, Publishing & Printing	2.3%
Cosmetics & Personal Care	2.3%
Beverages	2.2%
Medical Supplies	2.0%
Transportation	2.0%
Industrial — Diversified	1.7%
Foods	1.6%
Commercial Services	1.6%
Tobacco	1.5%
Chemicals	1.4%
Healthcare	1.3%
Machinery & Components	1.2%
Information Retrieval Services	1.2%
Entertainment & Leisure	1.1%
Computers & Office Equipment	1.1%
Communications	1.1%
Metals & Mining	1.0%
Data Processing & Preparation	0.7%
Real Estate	0.7%
Household Products	0.7%
Automotive & Parts	0.6%
Restaurants	0.6%
Apparel, Textiles & Shoes	0.6%
Communications Equipment	0.4%
Home Construction, Furnishings & Appliances	0.4%
Manufacturing	0.4%
Forest Products & Paper	0.4%
Computer Integrated Systems Design	0.3%
Food Retailers	0.3%
Lodging	0.3%
Advertising	0.2%
Building Materials & Construction	0.2%
Containers	0.2%
Air Transportation	0.1%
Toys, Games	0.1%
Retail — Grocery	0.1%
Photography Equipment/Supplies	0.1%
Computer Programming Services	0.0%
Industrial — Distribution	0.0%
Travel	0.0%
Short-Term Investments and Other Assets and Liabilities	(0.0)%
100.0%

MML Equity Index Fund
Largest Stock Holdings (6/30/06)
Altria Group, Inc.
American International Group, Inc.
Bank of America Corp.
Citigroup, Inc.
Exxon Mobil Corp.
General Electric Co.
Johnson & Johnson
Microsoft Corp.
Pfizer, Inc.
The Procter & Gamble Co.

7

MML Equity Index Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MML Equity Index Fund Class I and the S&P 500 Index.

MML Series Investment Fund
Total Return

	Year to Date 1/1/06 - 6/30/06	One Year 7/1/05 - 6/30/06	Five Year Average Annual 7/1/01 - 6/30/06	Since Inception Average Annual 5/1/97 - 6/30/06
MML Equity Index Fund Class I	2.47%	8.14%	2.05%	6.31%
S&P 500 Index	2.70%	8.62%	2.49%	6.81%

Hypothetical Investments in MML Equity Index Fund Class II, Class III and the S&P 500 Index.

MML Series Investment Fund
Total Return

	Year to Date 1/1/06 - 6/30/06	One Year 7/1/05 - 6/30/06	Five Year Average Annual 7/1/01 - 6/30/06	Since Inception Average Annual 5/1/00 - 6/30/06
MML Equity Index Fund Class II	2.61%	8.33%	2.22%	–0.82%
MML Equity Index Fund Class III	2.68%	8.49%	2.31%	–0.74%
S&P 500 Index	2.70%	8.62%	2.49%	–0.54%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by accessing the website at www.massmutual.com.

Investors should note that the Fund is a professionally managed mutual fund, while the S&P 500 Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. The Fund's return reflects changes in the net asset value per share without the deduction of any product charges. The inclusion of these charges would have reduced the performance shown here. Performance data quoted represents past performance; past performance is not predictive of future results.

8

MML Growth Equity Fund – Portfolio Manager Report

What is the investment objective of the MML Growth Equity Fund?
   This Fund seeks long-term growth of capital and future income by normally investing at least 80% of its net assets in the common stocks and securities convertible into common stocks of companies that the Fund's sub-adviser believes offer prospects for long-term growth.

How did the Fund perform during the six months ended June 30, 2006?
   The Fund's shares returned –5.23%, lagging the 2.70% return of the S&P 500® Index, a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies.

What was the investment background during the period?
   Stocks picked up in the first quarter of 2006, exactly where they left off in late 2005, posting solid gains in the face of economic uncertainty and potentially setting the stage for a fourth consecutive year of equity gains since 2002. Solid growth in corporate profits and signs of an uptick in overall economic activity helped to boost share prices during the first three months of the year. High-quality U.S. stocks again underperformed their low-quality counterparts, although the spread appeared to taper during the period.

In a dramatic turnaround, the majority of the U.S. equity market indexes posted negative returns in the second quarter, with the exception of the Dow Jones Industrial AverageSM, which advanced 0.37%. Leading the markets lower was investor uncertainty, caused in part by global unrest and rising oil prices. The spread between high- and low-quality stocks was considerable during the timeframe, although both ended the quarter in negative territory.

What factors contributed to the Fund's performance?
   Portfolio performance in the first quarter was hindered by the Fund's overweight position (relative to its benchmark, the S&P 500 Index) in health care and its underweight position in the services sector. Lower-than-benchmark positions in the food/beverage, machinery and manufacturing sectors contributed to relative returns, but not enough to offset overall negative sector performance. Stock selection was negative for the quarter, due in large part to picks among technology issues. Specific contributors included the portfolio's overweight positions in Merck & Co., Caterpillar Inc., Nvidia Corp., Fannie Mae, and Schwab Corp., as well as underweight positions in Medtronic Inc., Johnson & Johnson and General Electric. Detractors included overweight positions in Intel Corp., UnitedHealth Group, Altria Group, Lowe's Companies and Dell Inc., as well as the portfolio's underweight position in Cisco Systems and QUALCOMM.

Turning to the second quarter, the Fund's progress was hampered by underweight positions in manufacturing and consumer goods, and an overweight position in health care. The Fund's underweight positions in technology and construction, and greater-than-benchmark allocations to the financial and oil/gas sectors contributed to relative returns. Stock selection was negative for the quarter, due in large part to picks among health care, financial, retail stores and technology issues. Specific stock contributors included the portfolio's overweight positions in Merck & Co., Caterpillar Inc., and Altria Group, as well as underweight positions in Microsoft, eBay, Cisco Systems, and Boston Scientific. Detractors included overweight positions in UnitedHealth Group, Home Depot, QUALCOMM, Dell Inc., Express Scripts, Broadcom Corp., Motorola and Aetna Inc., as well as the portfolio's underweight position in Comcast Corp.

What is your outlook?
   Our market outlook for the remainder of 2006 is for a moderate, yet sustained bear market. Numerous forces will likely continue to influence the direction that the market takes moving forward – such as oil prices, inflation, geopolitical unrest and Fed policy. We believe, however, that we have positioned the Fund to be ready to handle the wide array of market conditions that investors may face throughout the remainder of the year.

9

MML Growth Equity Fund – Portfolio Manager Report (Continued)

MML Growth Equity Fund

Industry Table

(% of Net Assets) on 06/30/06

Pharmaceuticals	14.9%
Retail	13.5%
Insurance	6.4%
Electrical Equipment & Electronics	5.6%
Healthcare	5.5%
Financial Services	5.1%
Energy	4.3%
Transportation	4.1%
Commercial Services	2.8%
Machinery & Components	2.8%
Medical Supplies	2.6%
Communications	2.5%
Computers & Information	2.0%
Computers & Office Equipment	1.9%
Banking, Savings & Loans	1.7%
Food Retailers	1.6%
Foods	1.5%
Communications Equipment	1.5%
Household Products	1.5%
Beverages	1.5%
Prepackaged Software	1.2%
Aerospace & Defense	1.2%
Information Retrieval Services	1.1%
Apparel, Textiles & Shoes	1.1%
Tobacco	1.0%
Metals & Mining	0.9%
Home Construction, Furnishings & Appliances	0.9%
Restaurants	0.8%
Industrial — Diversified	0.8%
Data Processing & Preparation	0.7%
Manufacturing	0.7%
Telephone Utilities	0.7%
Automotive & Parts	0.6%
Building Materials & Construction	0.4%
Internet Content	0.3%
Cosmetics & Personal Care	0.2%
Heavy Machinery	0.2%
Retail — Grocery	0.1%
Electric Utilities	0.1%
Advertising	0.1%
Broadcasting, Publishing & Printing	0.1%
Short-Term Investments and Other Assets and Liabilities	3.5%
100.0%

MML Growth Equity Fund
Largest Stock Holdings (6/30/06)
American International Group, Inc.
Genentech, Inc.
Hewlett-Packard Co.
Lowe's Companies, Inc.
Merck & Co., Inc.
Pfizer, Inc.
Qualcomm, Inc.
The Home Depot, Inc.
UnitedHealth Group, Inc.
Wal-Mart Stores, Inc.

10

MML Growth Equity Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MML Growth Equity Fund and the S&P 500 Index.

MML Series Investment Fund
Total Return

	Year to Date 1/1/06 - 6/30/06	One Year 7/1/05 - 6/30/06	Five Year Average Annual 7/1/01 - 6/30/06	Since Inception Average Annual 5/3/99 - 6/30/06
MML Growth Equity Fund	–5.23%	–1.71%	–3.77%	–2.52%
S&P 500 Index	2.70%	8.62%	2.49%	0.88%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by accessing the website at www.massmutual.com.

Investors should note that the Fund is a professionally managed mutual fund, while the S&P 500 Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. The Fund's return reflects changes in the net asset value per share without the deduction of any product charges. The inclusion of these charges would have reduced the performance shown here. Performance data quoted represents past performance; past performance is not predictive of future results.

11

MML OTC 100 Fund – Portfolio Manager Report

What is the investment objective of the MML OTC 100 Fund?
   This Fund seeks to approximate, as closely as practicable (before fees and expenses), the total return of the 100 largest publicly traded over-the-counter common stocks. The Fund pursues this objective by investing at least 80% of its net assets in the equity securities of companies included in the NASDAQ 100 Index®, which is generally recognized as representative of the over-the-counter market.

How did the Fund perform during the six months ended June 30, 2006?
   The Fund's shares returned –4.31%, moderately trailing the –4.25% return of the NASDAQ 100 Index.

The NASDAQ 100 Index is a modified capitalization-weighted index composed of the 100 largest non-financial companies listed on the National Association of Securities Dealers Automated Quotations System ("NASDAQ").

What was the investment backdrop during the period?
   The Federal Reserve (Fed) raised interest rates twice during the first quarter of 2006, bringing the federal funds rate to 4.75% as of March 31. The new chairman of the Fed, Ben Bernanke, announced that additional hikes might be necessary due to "elevated prices of energy and other commodities." Oil prices remained a concern for investors and cast a shadow over future growth in both the U.S. and abroad. During the first quarter of 2006, crude oil prices ranged between $60 and $70 per barrel, within striking distance of the 2005 high of $71. On the positive side, however, the U.S. Commerce Department announced that businesses saw their after-tax profits rise 13.8% during the fourth quarter of 2005, a dramatic improvement from the third quarter, when profits were down 4.3%.

The Fed maintained its tightening policy and increased interest rates by 0.25% at each Federal Open Market Committee (FOMC) meeting in May and June. This last increase was the 17th consecutive one since June 2004, and brought the federal funds rate to 5.25% as of June 29. Ahead of the June meeting, there had been some market speculation that the Fed might raise their key interest rate by 0.50%. The continued rise in energy and commodity prices had fueled concerns about inflationary pressure on the U.S. economy. The lack of substantial progress in talks with Iran regarding their nuclear program contributed substantially to rising oil prices. Crude prices finished the quarter just above $70 per barrel, after reaching a new high of $75 in late April. In addition, the escalation of the conflict with North Korea that culminated with the actual testing of long-range missiles, added to the nervousness that pervaded financial markets.

What factors contributed to the Fund's performance?
   The NASDAQ 100 Index finished the first quarter of 2006 up 3.69%. The industrial sector advanced 16.84% for the quarter. The information technology sector returned 2.67%. Consumer discretionary also advanced for the quarter, with a return of 5.35%.

The second quarter produced very different results for the NASDAQ 100 Index. It finished the period with a loss of 7.47%, following poor performance from the information technology sector, which finished down 10.44%. The energy and health care sectors also contributed to the negative return of the index, with returns of –11.14% and –7.97%, respectively. On the upside, the materials sector showed strong returns, advancing 10.75% for the second quarter.

What is your outlook?
   It is impossible to predict with any certainty whether or not the volatility that the equity markets have experienced in the first six months of 2006 is nearing an end. Numerous forces will continue to influence the direction that the market takes moving forward – such as oil prices, inflation, geopolitical unrest and Fed policy. We expect these factors to have the greatest impact on market conditions as the remainder of 2006 unfolds.

12

MML OTC 100 Fund – Portfolio Manager Report (Continued)

MML OTC 100 Fund

Industry Table

(% of Net Assets) on 06/30/06

Prepackaged Software	14.1%
Electrical Equipment & Electronics	11.8%
Pharmaceuticals	11.5%
Computers & Information	10.7%
Communications	10.2%
Information Retrieval Services	6.0%
Retail	5.6%
Commercial Services	5.3%
Food Retailers	2.9%
Broadcasting, Publishing & Printing	2.6%
Transportation	1.8%
Medical Supplies	1.7%
Manufacturing	1.4%
Computer Integrated Systems Design	1.4%
Automotive & Parts	1.1%
Computer Programming Services	1.0%
Computer Related Services	0.9%
Healthcare	0.9%
Advertising	0.8%
Data Processing & Preparation	0.7%
Retail — Grocery	0.6%
Telephone Utilities	0.6%
Lodging	0.6%
Apparel, Textiles & Shoes	0.5%
Machinery & Components	0.5%
Travel	0.4%
Energy	0.4%
Internet Content	0.3%
Communications Equipment	0.3%
Short-Term Investments and Other Assets and Liabilities	3.4%
100.0%

MML OTC 100 Fund
Largest Stock Holdings (6/30/06)
Amgen, Inc.
Apple Computer, Inc.
Cisco Systems, Inc.
Comcast Corp. Cl. A
Google, Inc. Cl. A
Intel Corp.
Microsoft Corp.
Oracle Corp.
Qualcomm, Inc.
Starbucks Corp.

13

MML OTC 100 Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MML OTC 100 Fund and the NASDAQ 100 Index.

MML Series Investment Fund
Total Return

	Year to Date 1/1/06 - 6/30/06	One Year 7/1/05 - 6/30/06	Five Year Average Annual 7/1/01 - 6/30/06	Since Inception Average Annual 5/1/00 - 6/30/06
MML OTC 100 Fund	–4.31%	5.31%	–3.17%	–13.63%
NASDAQ 100 Index	–4.25%	5.47%	–2.98%	–13.21%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by accessing the website at www.massmutual.com.

Investors should note that the Fund is a professionally managed mutual fund, while the NASDAQ 100 Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. The Fund's return reflects changes in the net asset value per share without the deduction of any product charges. The inclusion of these charges would have reduced the performance shown here. Performance data quoted represents past performance; past performance is not predictive of future results.

14

MML Small Cap Growth Equity Fund – Portfolio Manager Report

What is the investment objective of the MML Small Cap Growth Equity Fund?
   This Fund seeks long-term capital appreciation by investing primarily in common stocks and equity securities of smaller companies that the Fund's managers believe offer potential for long-term growth.

How did the Fund perform during the six months ended June 30, 2006?
   The Fund's shares returned 4.07%, trailing the 8.21% return of the Russell 2000® Index, a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies.

What was the investment background during the period?
   U.S. equity markets generally moved higher in the first quarter, supported by strength in corporate earnings, a solidifying global economy, and benign inflation. Small-caps outperformed their larger-cap peers for the quarter – and all sectors within the Russell 2000 Index had positive returns. Materials and telecommunication services were the largest gaining sectors, while utilities, consumer discretionary, and financials stocks trailed the index return.

Turning to the second quarter, domestic equity markets moved lower, driven by inflationary fears, higher interest rates, and concerns about a slowing economy. Small-cap stocks underperformed both mid- and large-caps. From a sector perspective, performance within the Russell 2000 Index was tilted in favor of defensively oriented sectors. The energy, utilities, and consumer staples sectors performed best, whereas the information technology, health care, and consumer discretionary sectors lagged the index.

What factors contributed to the Fund's performance?
   The vast majority of the Fund's underperformance in the first quarter was driven by poor stock selection in the industrials sector. While heavy machinery and general industrial stocks in the index were reaching new highs, our portfolio suffered from across-the-board underperformance in transportation-related stocks. The portfolio's progress was also hampered by unfavorable stock selection in the information technology, telecommunication services, and utilities sectors.

On the upside, although it is normally a minor contributor to our performance, the financials sector excelled in the first quarter, due to our underexposure (relative to the benchmark Russell 2000 Index) to banks and thrifts and our overexposure to investment managers and stock exchanges. Additionally, the portfolio was helped by strong stock selection in the health care and consumer discretionary sectors.

Turning to the second quarter, stock selection in the information technology sector hurt relative performance during the period. On a stock-specific basis, Foundry Networks, Goodman Global, and Cognos all detracted from relative returns.

Conversely, strong stock selection in the consumer discretionary sector contributed to the Fund's second quarter performance, led by specialty retailers DSW, Citi Trends, and Too, fashion brand management company Iconix, and gaming company Pinnacle Entertainment. Favorable stock selection in both industrials and health care also contributed to performance for the period. Additionally, our investment picks in the health care sector fueled the Fund's progress, as health care service providers Genesis Healthcare, Manor Care, and Magellan Health all performed well. Within the energy sector, service provider Tetra Technologies and exploration and production stock OPTI Canada outperformed.

What is your outlook?
   The annual rebalance of the Russell 2000 Index resulted in a 50% contraction in the market capitalization range. While focused first and foremost on investment merit and philosophy, we are working to adjust the portfolio's market capitalization to within historical ranges relative to the index. It is impossible to predict with any certainty whether or not the volatility that the equity markets have experienced in the first six months of 2006 is nearing an end. Numerous forces will continue to influence the direction that the market takes moving forward – such as oil prices, inflation, geopolitical unrest and Federal Reserve policy. We believe, however, that we have positioned the Fund to be ready to handle the wide array of market conditions that investors may face throughout the remainder of the year.

15

MML Small Cap Growth Equity Fund – Portfolio Manager Report (Continued)

MML Small Cap Growth Equity Fund

Industry Table

(% of Net Assets) on 06/30/06

Commercial Services	9.9%
Prepackaged Software	8.2%
Energy	5.5%
Healthcare	5.3%
Electrical Equipment & Electronics	5.0%
Financial Services	3.9%
Transportation	3.4%
Medical Supplies	3.3%
Pharmaceuticals	3.2%
Automotive & Parts	2.8%
Entertainment & Leisure	2.6%
Computer Related Services	2.5%
Computers & Information	2.4%
Banking, Savings & Loans	2.2%
Retail	2.1%
Insurance	1.8%
Foods	1.8%
Data Processing & Preparation	1.7%
Advertising	1.4%
Apparel, Textiles & Shoes	1.4%
Communications	1.2%
Heavy Machinery	1.2%
Telephone Utilities	1.1%
Information Retrieval Services	1.0%
Chemicals	0.9%
Lodging	0.9%
Computer Integrated Systems Design	0.9%
Air Transportation	0.9%
Machinery & Components	0.9%
Broadcasting, Publishing & Printing	0.7%
Building Materials & Construction	0.6%
Computer & Other Data Processing Service	0.6%
Aerospace & Defense	0.5%
Internet Software	0.5%
Restaurants	0.5%
Industrial — Diversified	0.5%
Metals & Mining	0.5%
Electric Utilities	0.4%
Oil & Gas	0.3%
Computer Maintenance & Repair	0.2%
Home Construction, Furnishings & Appliances	0.2%
Cosmetics & Personal Care	0.2%
Household Products	0.2%
Short-Term Investments and Other Assets and Liabilities	14.7%
100.0%

MML Small Cap Growth Equity Fund
Largest Stock Holdings (6/30/06)
Blackbaud, Inc.
Checkfree Corp.
FactSet Research Systems, Inc.
Healthways, Inc.
ITT Educational Services, Inc.
Kansas City Southern
Kyphon, Inc.
Panera Bread Co. Cl. A
The Corporate Executive Board Co.
iShares Russell 2000 Growth Index Fund

16

MML Small Cap Growth Equity Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MML Small Cap Growth Equity Fund and the Russell 2000 Index.

MML Series Investment Fund
Total Return

	Year to Date 1/1/06 - 6/30/06	One Year 7/1/05 - 6/30/06	Five Year Average Annual 7/1/01 - 6/30/06	Since Inception Average Annual 5/3/99 - 6/30/06
MML Small Cap Growth Equity Fund	4.07%	15.17%	5.70%	8.58%
Russell 2000 Index	8.21%	14.57%	8.50%	8.83%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by accessing the website at www.massmutual.com.

Investors should note that the Fund is a professionally managed mutual fund, while the Russell 2000 Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. The Fund's return reflects changes in the net asset value per share without the deduction of any product charges. The inclusion of these charges would have reduced the performance shown here. Performance data quoted represents past performance; past performance is not predictive of future results.

17

MML Emerging Growth Fund – Portfolio Manager Report

What is the investment objective of the MML Emerging Growth Fund?
   This Fund seeks capital appreciation by investing primarily in smaller, rapidly growing emerging companies – generally in industry segments experiencing rapid growth, and often including technology and technology-related stocks. The Fund will normally invest at least 80% of its net assets in equity securities (primarily common stocks) of these emerging growth companies in both the U.S. and abroad.

How did the Fund perform during the six months ended June 30, 2006?
   The Fund's shares returned 3.52%, trailing the 8.21% return of the Russell 2000® Index, a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies.

What was the investment backdrop during the period?
   For the six months ended June 30, 2006, equities outperformed bonds, against a backdrop of rising inflation, a slowing economy and indications of a slowdown in the real estate market. In the first quarter of 2006, most U.S. stock indexes posted strong gains, as solid growth in corporate profits and signs of an uptick in overall economic activity helped to boost share prices.

The second quarter saw a turnaround in the fortunes of the equity markets, as investor uncertainty (caused in part by global unrest and rising oil prices) led many of the markets lower. In fact, The Dow Jones Industrial AverageSM was the only domestic equity benchmark to post a return in positive territory, advancing 0.37%.

What factors contributed to the Fund's performance?  During the first quarter, the Fund benefited from favorable stock selection in the energy sector, with Dril-Quip (which provides offshore drilling and production equipment to the oil and gas industry) bringing in strong returns. Hydril and TETRA Technologies, two other energy companies, also provided solid results. We remained nearly market weighted in energy on our belief that elevated commodity prices would continue. Our focus has been on the drilling equipment and services industries.

Our underweight position in metals and mining firms hampered the Fund in the first quarter. These cyclical businesses, which enjoyed superior performance throughout 2005, were selling at very high valuation levels relative to long-term averages. Despite their recent strong performance, we remained underweighted in these cyclical stocks, many of which reside in the materials and processing and producer durables sectors, due to our view that construction slowdowns would ultimately result in declining sales. We have avoided cyclical groups related to real estate for similar reasons.

The portfolio held an overweight position in the technology sector during the first quarter. One of our largest technology contributors during this period was NetLogic Microsystems, which makes processors to control networking speeds.

Turning to the second quarter, our best-performing stocks included Lifecell, which manufactures artificial skin for complex hernia repair and breast reconstruction, and J2 Global, which provides Internet fax services to individuals and small offices. In financial services, one of our better performers was optionsXpress, which provides a discount brokerage business for the market niche of options trading.

Conversely, a number of our worst performers in the second quarter were in the technology sector. For example, Atheros, which makes the semiconductors that enable "wi-fi" networks, performed poorly, though it has a technology lead over its two competitors, Marvel and Broadcom, in what we believe will be a huge market.

As of June 30, we remained significantly underweighted in transportation, materials, and producer durables, believing that these areas of the market are vulnerable to increasingly difficult growth hurdles. We held overweight positions in technology and health care, due to our belief that these sectors offer more long-term emerging growth opportunities.

What is your outlook?
   We believe that as the world economy cools due to high energy prices, foreign low-cost competition and higher interest rates, our holdings – which are skewed toward traditional growth industries such as networking, semiconductors, Internet services, low-cost health care services, and medical devices – may provide solid earnings growth.

18

MML Emerging Growth Fund – Portfolio Manager Report (Continued)

MML Emerging Growth Fund

Industry Table

(% of Net Assets) on 06/30/06

Commercial Services	15.6%
Electrical Equipment & Electronics	10.6%
Medical Supplies	9.8%
Financial Services	6.3%
Healthcare	4.4%
Prepackaged Software	4.4%
Apparel, Textiles & Shoes	4.0%
Energy	3.6%
Computers & Information	3.5%
Telephone Utilities	3.0%
Retail	2.9%
Heavy Machinery	2.8%
Transportation	2.3%
Advertising	2.1%
Data Processing & Preparation	1.5%
Pharmaceuticals	1.5%
Insurance	1.5%
Home Construction, Furnishings & Appliances	1.4%
Communications	1.3%
Banking, Savings & Loans	1.3%

Information Retrieval Services	1.2%
Restaurants	1.0%
Internet Software	0.9%
Machinery & Components	0.8%
Computer Related Services	0.8%
Computer Integrated Systems Design	0.7%
Metals & Mining	0.7%
Foods	0.7%
Telecommunications	0.6%
Entertainment & Leisure	0.6%
Aerospace & Defense	0.6%
Beverages	0.6%
Lodging	0.5%
Consumer Services	0.4%
Industrial — Distribution	0.3%
Computer & Other Data Processing Service	0.2%
Chemicals	0.0%
Short-Term Investments and Other Assets and Liabilities	5.6%
100.0%

MML Emerging Growth Fund
Largest Stock Holdings (6/30/06)
AQuantive, Inc.
Dril-Quip, Inc.
FTI Consulting, Inc.
Hornbeck Offshore Services, Inc.
Huron Consulting Group, Inc.
j2 Global Communications, Inc.
Kyphon, Inc.
Lifecell Corp.
M-Systems Flash Disk Pioneers Ltd.
Portfolio Recovery Associates, Inc.

19

MML Emerging Growth Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MML Emerging Growth Fund and the Russell 2000 Index.

MML Series Investment Fund
Total Return

	Year to Date 1/1/06 - 6/30/06	One Year 7/1/05 - 6/30/06	Five Year Average Annual 7/1/01 - 6/30/06	Since Inception Average Annual 5/1/00 - 6/30/06
MML Emerging Growth Fund	3.52%	10.16%	–1.95%	–7.51%
Russell 2000 Index	8.21%	14.57%	8.50%	7.34%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by accessing the website at www.massmutual.com.

Investors should note that the Fund is a professionally managed mutual fund, while the Russell 2000 Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. The Fund's return reflects changes in the net asset value per share without the deduction of any product charges. The inclusion of these charges would have reduced the performance shown here. Performance data quoted represents past performance; past performance is not predictive of future results.

20

MML Large Cap Value Fund – Portfolio of Investments

June 30, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 96.6%
COMMON STOCK
Advertising — 0.3%
WPP Group PLC Sponsored ADR (United Kingdom)	7,100	$428,059
Automotive & Parts — 1.8%
Harley-Davidson, Inc.	53,300	2,925,637
Banking, Savings & Loans — 13.7%
Commerce Bancorp, Inc.(a)	25,700	916,719
Golden West Financial Corp.	71,500	5,305,300
HSBC Holdings PLC	220,264	3,855,794
JP Morgan Chase & Co.	158,816	6,670,272
Lloyds TSB Group PLC Sponsored ADR (United Kingdom)(a)	31,100	1,227,517
State Street Corp.	5,200	302,068
Wells Fargo & Co.	65,900	4,420,572
		22,698,242
Beverages — 2.0%
Diageo PLC Sponsored ADR (United Kingdom)	29,800	2,012,990
Heineken Holding NV Cl. A	34,150	1,251,125
		3,264,115
Broadcasting, Publishing & Printing — 4.7%
Comcast Corp. Special, Cl. A(b)	151,700	4,972,726
Gannett Co., Inc.	7,500	419,475
Lagardere S.C.A. SA	19,600	1,435,847
Liberty Media Holding Corp. Capital Cl. A(b)	5,540	464,086
Liberty Media Holding Corp. Interactive Cl. A(b)	27,700	478,102
		7,770,236
Building Materials & Construction — 1.5%
Martin Marietta Materials, Inc.	15,000	1,367,250
Vulcan Materials Co.	14,700	1,146,600
		2,513,850
Commercial Services — 4.7%
Apollo Group, Inc. Cl. A(a) (b)	12,000	620,040
Block (H&R), Inc.	82,800	1,975,608
Cosco Pacific Ltd.	166,500	369,333
Dun & Bradstreet Corp.(b)	11,450	797,836

	Number of Shares	Market Value
Iron Mountain, Inc.(b)	56,900	$2,126,922
Moody's Corp.	35,900	1,955,114
		7,844,853
Communications — 1.3%
Nokia Oyj Sponsored ADR (Finland)	21,200	429,512
NTL, Inc.(a)	34,797	866,445
SK Telecom Co. Ltd. ADR (South Korea)(a)	37,300	873,566
		2,169,523
Computer Related Services — 0.2%
IAC/InterActiveCorp(a) (b)	11,450	303,310
Computers & Information — 0.7%
Dell, Inc.(b)	46,400	1,132,624
Computers & Office Equipment — 0.6%
Hewlett-Packard Co.	29,700	940,896
Containers — 2.0%
Sealed Air Corp.	62,700	3,265,416
Cosmetics & Personal Care — 1.5%
Avon Products, Inc.	22,200	688,200
The Procter & Gamble Co.	31,700	1,762,520
		2,450,720
Energy — 12.1%
BHP Billiton PLC	18,900	366,804
ConocoPhillips	105,360	6,904,241
Devon Energy Corp.	59,200	3,576,272
EOG Resources, Inc.(a)	50,600	3,508,604
Occidental Petroleum Corp.	40,500	4,153,275
Transocean, Inc.(b)	18,900	1,518,048
		20,027,244
Entertainment & Leisure — 1.6%
News Corp., Inc. Cl. A	138,600	2,658,348
Financial Services — 11.8%
American Express Co.	141,000	7,504,020
Ameriprise Financial, Inc.	39,880	1,781,440
Berkshire Hathaway, Inc. Cl. A(b)	61	5,591,199
Citigroup, Inc.	74,700	3,603,528
Morgan Stanley	16,600	1,049,286
		19,529,473
Foods — 0.7%
The Hershey Co.(a)	20,700	1,139,949
Healthcare — 2.8%
Caremark Rx, Inc.	42,300	2,109,501
HCA, Inc.(a)	59,500	2,567,425
		4,676,926

	Number of Shares	Market Value
Household Products — 0.2%
Hunter Douglas NV	5,303	$355,014
Industrial – Diversified — 4.2%
Tyco International Ltd.	249,843	6,870,682
Insurance — 10.9%
American International Group, Inc.	110,150	6,504,358
Aon Corp.	33,500	1,166,470
Chubb Corp.	9,200	459,080
Loews Corp.	93,700	3,321,665
Markel Corp.(a) (b)	300	104,100
Principal Financial Group, Inc.	10,500	584,325
Progressive Corp.	164,000	4,216,440
Sun Life Financial, Inc.	6,300	251,559
Transatlantic Holdings, Inc.	26,613	1,487,667
		18,095,664
Metals & Mining — 0.2%
Rio Tinto PLC	6,700	348,485
Pharmaceuticals — 1.0%
Cardinal Health, Inc.	25,900	1,666,147
Prepackaged Software — 2.0%
Microsoft Corp.	139,200	3,243,360
Retail — 6.8%
Bed Bath & Beyond, Inc.(b)	13,200	437,844
Costco Wholesale Corp.(a)	129,600	7,404,048
Wal-Mart Stores, Inc.	69,000	3,323,730
		11,165,622
Telephone Utilities — 1.3%
Sprint Nextel Corp.	110,700	2,212,893
Tobacco — 4.5%
Altria Group, Inc.	101,300	7,438,459
Transportation — 1.4%
China Merchants Holdings International Co. Ltd.	294,000	896,023
Kuehne & Nagel International AG	7,000	505,281
United Parcel Service, Inc. Cl. B	11,900	979,727
		2,381,031
Travel — 0.1%
Expedia, Inc.(b)	11,550	172,904
TOTAL EQUITIES (Cost $131,506,177)		159,689,682

(Continued)

The accompanying notes are an integral part of the financial statements.

21

MML Large Cap Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 9.0%
Cash Equivalents — 5.2%(d)
Abbey National PLC Eurodollar Time Deposit 5.100% 07/10/2006	$93,296	$93,296
ABN Amro Bank NV Certificate of Deposit 5.305% 11/21/2006	93,295	93,295
American Beacon Money Market Fund(c)	95,154	95,154
Bank of America 5.270% 07/14/2006	186,592	186,592
Bank of America 5.310% 03/08/2007	186,592	186,592
Bank of Montreal Eurodollar Time Deposit 5.290% 08/03/2006	186,592	186,592
Bank of Nova Scotia Eurodollar Time Deposit 5.290% 08/08/2006	186,592	186,592
Barclays Eurodollar Time Deposit 5.150% 08/01/2006	279,888	279,888
Branch Banker & Trust Eurodollar Time Deposit 5.250% 07/26/2006	335,865	335,865
Calyon Eurodollar Time Deposit 5.300% 08/08/2006	186,592	186,592
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.310% 07/31/2006	186,592	186,592
Deutsche Bank Eurodollar Time Deposit 5.250% 07/05/2006	466,480	466,480
Dexia Group Eurodollar Time Deposit 5.300% 08/09/2006	242,569	242,569
Federal Home Loan Bank Discount Note 5.181% 07/19/2006	148,525	148,525
First Tennessee National Corporation Eurodollar Time Deposit 5.270% 07/24/2006	223,910	223,910
Fortis Bank Eurodollar Time Deposit 5.090% 07/05/2006	186,592	186,592
Fortis Bank Eurodollar Time Deposit 5.250% 07/03/2006	186,592	186,592

	Principal Amount	Market Value
Fortis Bank Eurodollar Time Deposit 5.250% 07/06/2006	$186,592	$186,592
Freddie Mac Discount Note 5.191% 07/25/2006	111,355	111,355
Harris NA Eurodollar Time Deposit 5.080% 07/05/2006	130,614	130,614
HBOS Halifax Bank of Scotland Certificate of Deposit 5.110% 07/10/2006	186,592	186,592
National Australia Bank Eurodollar Time Deposit 5.290% 07/03/2006	653,072	653,072
National City Corporation Eurodollar Time Deposit 5.220% 07/03/2006	221,524	221,524
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 5.130% 07/12/2006	186,592	186,592
Societe Generale Eurodollar Time Deposit 5.200% 08/08/2006	186,592	186,592
Societe Generale Eurodollar Time Deposit 5.270% 07/17/2006	242,569	242,569
Standard Chartered Bank Eurodollar Time Deposit 5.260% 07/07/2006	279,888	279,888
Svenska Handlesbanken Eurodollar Time Deposit 5.290% 07/03/2006	625,550	625,550
The Bank of the West Eurodollar Time Deposit 5.250% 08/07/2006	317,206	317,206
Toronto Dominion Bank Eurodollar Time Deposit 5.300% 07/31/2006	522,457	522,457
UBS AG Eurodollar Time Deposit 5.250% 07/21/2006	279,888	279,888
UBS AG Eurodollar Time Deposit 5.250% 08/04/2006	279,888	279,888
Wells Fargo Eurodollar Time Deposit 5.160% 07/13/2006	186,592	186,592
Wells Fargo Eurodollar Time Deposit 5.170% 07/03/2006	186,592	186,592

	Principal Amount	Market Value
Wells Fargo Eurodollar Time Deposit 5.210% 07/06/2006	$93,296	$93,296
Wells Fargo Eurodollar Time Deposit 5.250% 07/03/2006	186,592	186,592
		8,535,169
Repurchase Agreement — 3.8%
Investors Bank & Trust Company Repurchase Agreement, dated 06/30/2006 ,3.75%, due 07/03/2006(e)	6,357,743	6,357,743
TOTAL SHORT-TERM INVESTMENTS (Cost $14,892,912)		14,892,912
TOTAL INVESTMENTS — 105.6% (Cost $146,399,089)(f)		174,582,594
Other Assets/ (Liabilities) — (5.6%)		(9,227,086)
NET ASSETS — 100.0%		$165,355,508

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)  Denotes all or a portion of security on loan. (Note 2).

(b)  Non-income producing security.

(c)  Amount represents shares owned of the fund.

(d)  Represents investments of security lending collateral. (Note 2).

(e)  Maturity value of $6,359,730. Collateralized by a U.S. Government Agency obligation with a rate of 8.060%, maturity date of 12/25/2027, and an aggregate market value, including accrued interest, of $6,675,630.

(f)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

22

MML Equity Index Fund – Portfolio of Investments

June 30, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 100.0%
COMMON STOCK
Advertising — 0.2%
Interpublic Group of Companies, Inc.(a) (b)	14,919	$124,574
Monster Worldwide, Inc.(a)	4,076	173,882
Omnicom Group, Inc.	5,506	490,530
		788,986
Aerospace & Defense — 2.4%
Boeing Co.	25,811	2,114,179
General Dynamics Corp.	13,014	851,896
Goodrich Corp.	4,139	166,760
Honeywell International, Inc.	26,790	1,079,637
Lockheed Martin Corp.	11,440	820,706
Northrop Grumman Corp.	11,090	710,425
Raytheon Co.	14,488	645,730
Rockwell Collins, Inc.	5,568	311,084
United Technologies Corp.	32,722	2,075,229
		8,775,646
Air Transportation — 0.1%
Southwest Airlines Co.	23,040	377,165
Apparel, Textiles & Shoes — 0.6%
Coach, Inc.(a)	12,400	370,760
The Gap, Inc.	17,745	308,763
Jones Apparel Group, Inc.	3,696	117,496
Limited Brands	11,330	289,935
Liz Claiborne, Inc.	3,474	128,746
Nike, Inc. Cl. B	6,181	500,661
Nordstrom, Inc.	7,070	258,055
VF Corp.	2,851	193,640
		2,168,056
Automotive & Parts — 0.6%
AutoNation, Inc.(a)	4,768	102,226
Cooper Tire & Rubber Co.(b)	2,346	26,134
Ford Motor Co.(b)	60,667	420,422
General Motors Corp.(b)	18,430	549,030
Genuine Parts Co.	5,629	234,504
The Goodyear Tire & Rubber Co.(a) (b)	6,165	68,431
Harley-Davidson, Inc.	8,822	484,240
Navistar International Corp.(a)	1,974	48,580
Paccar, Inc.	5,383	443,452
		2,377,019

	Number of Shares	Market Value
Banking, Savings & Loans — 9.6%
AmSouth Bancorporation	10,959	$289,866
Bank of America Corp.	148,055	7,121,445
Bank of New York Co., Inc.	25,045	806,449
BB&T Corp.	17,383	722,959
Capital One Financial Corp.	9,700	828,865
Comerica, Inc.	5,269	273,935
Commerce Bancorp, Inc.(b)	6,000	214,020
Compass Bancshares, Inc.	3,800	211,280
Fannie Mae	31,276	1,504,376
Fifth Third Bancorp(b)	18,022	665,913
First Horizon National Corp.	4,100	164,820
Freddie Mac	22,286	1,270,525
Golden West Financial Corp.	8,310	616,602
JP Morgan Chase & Co.	112,247	4,714,374
KeyCorp	13,210	471,333
M&T Bank Corp.	2,600	306,592
Marshall and Ilsley Corp.	6,800	311,032
Mellon Financial Corp.	13,494	464,598
National City Corp.	17,498	633,253
North Fork Bancorporation, Inc.	15,050	454,058
Northern Trust Corp.	6,888	380,906
Regions Financial Corp.(b)	14,870	492,494
SLM Corp.	13,242	700,767
Sovereign Bancorp, Inc.	12,156	246,885
State Street Corp.	10,822	628,650
SunTrust Banks, Inc.	11,690	891,479
Synovus Financial Corp.	10,163	272,165
U.S. Bancorp	57,532	1,776,588
Wachovia Corp.	51,951	2,809,510
Washington Mutual, Inc.	31,201	1,422,142
Wells Fargo & Co.	54,229	3,637,681
Zions Bancorp	3,193	248,862
		35,554,424
Beverages — 2.2%
Anheuser-Busch Cos., Inc.	24,987	1,139,157
Brown-Forman Corp. Cl. B	2,680	192,129
The Coca-Cola Co.(b)	66,191	2,847,537
Coca-Cola Enterprises, Inc.(b)	9,874	201,133
Constellation Brands, Inc. Cl. A(a) (b)	6,400	160,000
Molson Coors Brewing Co. Cl. B	1,989	135,013
The Pepsi Bottling Group, Inc.	4,338	139,467
PepsiCo, Inc.	53,408	3,206,616
		8,021,052

	Number of Shares	Market Value
Broadcasting, Publishing & Printing — 2.3%
CBS Corp. Cl. B	25,114	$679,334
Clear Channel Communications, Inc.	16,249	502,907
Comcast Corp. Cl. A(a)	68,318	2,236,731
Dow Jones & Co., Inc.(b)	2,026	70,930
Gannett Co., Inc.	7,770	434,576
The McGraw-Hill Companies, Inc.	11,560	580,659
Meredith Corp.	1,344	66,582
New York Times Co. Cl. A(b)	4,665	114,479
The Scripps (E.W.) Co. Cl. A	2,700	116,478
Time Warner, Inc.	139,008	2,404,838
Tribune Co.	8,509	275,947
Univision Communications, Inc. Cl. A(a)	7,300	244,550
Viacom, Inc. Cl. B(a)	23,314	835,574
		8,563,585
Building Materials & Construction — 0.2%
Louisiana-Pacific Corp.	3,456	75,686
Masco Corp.(b)	12,867	381,378
Vulcan Materials Co.	3,210	250,380
		707,444
Chemicals — 1.4%
Air Products & Chemicals, Inc.	7,258	463,931
Dow Chemical Co.	31,068	1,212,584
Du Pont (E.I.) de Nemours & Co.	29,904	1,244,006
Eastman Chemical Co.	2,700	145,800
Hercules, Inc.(a)	4,006	61,132
International Flavors & Fragrances, Inc.	2,546	89,721
Monsanto Co.	8,785	739,609
PPG Industries, Inc.	5,189	342,474
Praxair, Inc.	10,464	565,056
Rohm & Haas Co.	4,640	232,557
		5,096,870
Commercial Services — 1.6%
Allied Waste Industries, Inc.(a) (b)	7,660	87,018
Apollo Group, Inc. Cl. A(a)	4,388	226,728
Block (H&R), Inc.	10,648	254,061
Cendant Corp.	32,742	533,367
Cintas Corp.(b)	4,490	178,522
Convergys Corp.(a)	4,516	88,062

(Continued)

The accompanying notes are an integral part of the financial statements.

23

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Donnelley (R.R.) & Sons Co.	7,022	$224,353
eBay, Inc.(a)	37,523	1,099,049
Ecolab, Inc.(b)	5,916	240,071
Equifax, Inc.	4,159	142,820
Fluor Corp.	2,827	262,713
Moody's Corp.	7,892	429,798
Paychex, Inc.	10,897	424,765
PerkinElmer, Inc.	4,408	92,127
Public Storage, Inc.(b)	2,700	204,930
Quest Diagnostics(b)	5,228	313,262
Robert Half International, Inc.	5,580	234,360
Ryder System, Inc.(b)	1,982	115,808
Waste Management, Inc.	17,653	633,390
		5,785,204
Communications — 1.1%
ADC Telecommunications, Inc.(a)	3,921	66,108
Andrew Corp.(a)	5,561	49,270
Avaya, Inc.(a)	13,276	151,612
Ciena Corp.(a) (b)	19,241	92,549
Citizens Communications Co.	10,701	139,648
L-3 Communications Holdings, Inc.	3,800	286,596
Lucent Technologies, Inc.(a)	145,379	351,817
Network Appliance, Inc.(a)	12,120	427,836
Qualcomm, Inc.	53,860	2,158,170
Tellabs, Inc.(a)	14,612	194,486
		3,918,092
Communications Equipment — 0.4%
Motorola, Inc.	79,809	1,608,151
Computer Integrated Systems Design — 0.3%
Autodesk, Inc.(a)	7,480	257,761
Computer Sciences Corp.(a)	6,087	294,854
Parametric Technology Corp.(a)	3,613	45,921
Sun Microsystems, Inc.(a)	112,608	467,323
Teradyne, Inc.(a) (b)	6,760	94,167
Unisys Corp.(a)	11,615	72,942
		1,232,968
Computer Programming Services — 0.0%
VeriSign, Inc.(a) (b)	7,900	183,043
Computers & Information — 3.6%
Apple Computer, Inc.(a)	27,452	1,568,058
Cisco Systems, Inc.(a)	197,173	3,850,789
Comverse Technology, Inc.(a) (b)	6,822	134,871

	Number of Shares	Market Value
Dell, Inc.(a)	73,747	$1,800,164
EMC Corp.(a)	76,332	837,362
Gateway, Inc.(a)	12,490	23,731
International Business Machines Corp.	50,065	3,845,993
International Game Technology	10,916	414,153
Jabil Circuit, Inc.	5,678	145,357
Lexmark International, Inc.(a)	3,497	195,238
Sandisk Corp.(a)	6,000	305,880
Solectron Corp.(a)	29,681	101,509
Symbol Technologies, Inc.	8,760	94,520
		13,317,625
Computers & Office Equipment — 1.1%
Electronic Data Systems Corp.	16,771	403,510
Hewlett-Packard Co.	90,515	2,867,515
Pitney Bowes, Inc.	7,202	297,443
Xerox Corp.(a) (b)	29,714	413,322
		3,981,790
Containers — 0.2%
Ball Corp.	3,420	126,677
Bemis Co., Inc.	3,366	103,067
Pactiv Corp.(a) (b)	4,659	115,310
Sealed Air Corp.(b)	2,591	134,939
Temple-Inland, Inc.	3,576	153,303
		633,296
Cosmetics & Personal Care — 2.3%
Alberto-Culver Co.	2,607	127,013
Avon Products, Inc.	14,656	454,336
Colgate-Palmolive Co.	16,677	998,952
The Estee Lauder Cos., Inc. Cl. A	3,900	150,813
Kimberly-Clark Corp.	14,907	919,762
The Procter & Gamble Co.	105,986	5,892,822
		8,543,698
Data Processing & Preparation — 0.7%
Affiliated Computer Services, Inc. Cl. A(a) (b)	3,600	185,796
Automatic Data Processing, Inc.	18,604	843,691
First Data Corp.	24,733	1,113,974
Fiserv, Inc.(a)	5,621	254,969
IMS Health, Inc.	6,524	175,169
NCR Corp.(a)	5,900	216,176
		2,789,775
Electric Utilities — 3.1%
AES Corp.(a)	21,349	393,889
Allegheny Energy, Inc.(a)	5,020	186,091

	Number of Shares	Market Value
Ameren Corp.	6,481	$327,290
American Electric Power Co., Inc.	12,857	440,352
CenterPoint Energy, Inc.	10,063	125,787
CMS Energy Corp.(a)	6,938	89,778
Consolidated Edison, Inc.(b)	7,950	353,298
Constellation Energy Group, Inc.	5,925	323,031
Dominion Resources, Inc.	11,278	843,482
DTE Energy Co.	5,737	233,725
Duke Energy Corp.	39,873	1,171,070
Edison International	10,630	414,570
Entergy Corp.	6,760	478,270
Exelon Corp.(b)	21,736	1,235,257
FirstEnergy Corp.	10,757	583,137
FPL Group, Inc.(b)	13,072	540,919
NiSource, Inc.(b)	8,846	193,197
PG&E Corp.	11,221	440,761
Pinnacle West Capital Corp.	3,200	127,712
PPL Corp.	12,378	399,809
Progress Energy, Inc.	7,772	333,186
Public Service Enterprise Group, Inc.	8,098	535,440
Southern Co.(b)	24,087	771,988
Teco Energy, Inc.	6,761	101,009
TXU Corp.	15,054	900,079
		11,543,127
Electrical Equipment & Electronics — 6.1%
Advanced Micro Devices, Inc.(a)	15,660	382,417
Altera Corp.(a)	11,720	205,686
American Power Conversion Corp.(b)	5,530	107,780
Analog Devices, Inc.	11,870	381,502
Broadcom Corp. Cl. A(a)	14,347	431,127
Emerson Electric Co.	13,257	1,111,069
Freescale Semiconductor, Inc. Cl. B(a)	13,125	385,875
General Electric Co.	335,935	11,072,418
Intel Corp.	187,887	3,560,459
JDS Uniphase Corp.(a) (b)	55,988	141,650
Johnson Controls, Inc.	6,350	522,097
KLA-Tencor Corp.(b)	6,506	270,454
Linear Technology Corp.(b)	9,930	332,556
LSI Logic Corp.(a) (b)	13,428	120,181
Maxim Integrated Products, Inc.	10,460	335,871
Micron Technology, Inc.(a) (b)	21,217	319,528
Molex, Inc.	4,590	154,086
National Semiconductor Corp.(b)	10,596	252,715
Novellus Systems, Inc.(a)	4,350	107,445

(Continued)

The accompanying notes are an integral part of the financial statements.

24

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Nvidia Corp.(a)	11,100	$236,319
PMC-Sierra, Inc.(a) (b)	6,189	58,177
QLogic Corp.(a)	5,300	91,372
Rockwell Automation, Inc.	5,768	415,354
Sanmina-SCI Corp.(a)	18,052	83,039
Texas Instruments, Inc.	50,326	1,524,375
Xilinx, Inc.(b)	11,211	253,929
		22,857,481
Energy — 10.2%
Anadarko Petroleum Corp.(b)	14,844	707,910
Apache Corp.	10,700	730,275
Ashland, Inc.	2,303	153,610
BJ Services Co.	10,500	391,230
Chesapeake Energy Corp.(b)	12,100	366,025
Chevron Corp.	71,566	4,441,386
ConocoPhillips	53,290	3,492,094
Devon Energy Corp.	14,370	868,092
Dynegy, Inc. Cl. A(a)	10,027	54,848
El Paso Corp.(b)	21,346	320,190
EOG Resources, Inc.(b)	7,900	547,786
Exxon Mobil Corp.	196,336	12,045,214
Halliburton Co.	16,765	1,244,131
Hess Corp.(b)	7,659	404,778
Kerr-McGee Corp.	7,326	508,058
KeySpan Corp.	5,580	225,432
Kinder Morgan, Inc.	3,390	338,627
Marathon Oil Corp.(b)	11,696	974,277
Murphy Oil Corp.	5,400	301,644
Nabors Industries Ltd.(a) (b)	10,030	338,914
National-Oilwell Varco, Inc.(a)	5,700	360,924
Nicor, Inc.(b)	1,489	61,794
Noble Corp.	4,440	330,425
Occidental Petroleum Corp.	13,804	1,415,600
Peoples Energy Corp.(b)	970	34,833
Rowan Companies, Inc.	3,721	132,430
Schlumberger Ltd.	38,078	2,479,259
Sempra Energy	8,117	369,161
Sunoco, Inc.	4,286	296,977
Transocean, Inc.(a)	10,527	845,529
Valero Energy Corp.	19,900	1,323,748
Weatherford International Ltd.(a)	11,338	562,592
The Williams Cos., Inc.(b)	19,218	448,932
Xcel Energy, Inc.(b)	13,072	250,721
XTO Energy, Inc.	11,799	522,342
		37,889,788
Entertainment & Leisure — 1.1%
Brunswick Corp.	3,239	107,697
Harrah's Entertainment, Inc.	6,023	428,717

	Number of Shares	Market Value
News Corp., Inc. Cl. A	76,400	$1,465,352
The Walt Disney Co.	70,932	2,127,960
		4,129,726
Financial Services — 6.2%
American Express Co.	39,908	2,123,904
Ameriprise Financial, Inc.	7,922	353,858
Apartment Investment & Management Co. Cl. A(b)	3,100	134,695
Archstone-Smith Trust REIT	6,800	345,916
The Bear Stearns Cos., Inc.	3,858	540,429
CIT Group, Inc.	6,500	339,885
Citigroup, Inc.	160,590	7,746,862
Countrywide Financial Corp.	19,554	744,616
E*TRADE Financial Corp.(a)	13,500	308,070
Federated Investors, Inc. Cl. B	2,700	85,050
Franklin Resources, Inc.	4,928	427,800
The Goldman Sachs Group, Inc.	13,909	2,092,331
Huntington Bancshares, Inc.	8,234	194,158
Janus Capital Group, Inc.	7,250	129,775
Legg Mason, Inc.	4,285	426,443
Lehman Brothers Holdings, Inc.	17,244	1,123,447
Merrill Lynch & Co., Inc.	29,869	2,077,688
Morgan Stanley	34,591	2,186,497
PNC Financial Services Group, Inc.	9,449	663,036
The Charles Schwab Corp.	33,661	537,903
T. Rowe Price Group, Inc.(b)	8,600	325,166
		22,907,529
Food Retailers — 0.3%
Starbucks Corp.(a)	24,798	936,372
SuperValu, Inc.(b)	6,795	208,607
		1,144,979
Foods — 1.6%
Archer-Daniels-Midland Co.	21,261	877,654
Campbell Soup Co.	6,002	222,734
ConAgra Foods, Inc.	16,872	373,040
Dean Foods Co.(a)	4,400	163,636
General Mills, Inc.	11,608	599,669
Heinz (H. J.) Co.	10,822	446,083
The Hershey Co.(b)	5,844	321,829
Kellogg Co.	7,864	380,854
The Kroger Co.	23,618	516,289
McCormick & Co., Inc.	4,300	144,265
Safeway, Inc.	14,660	381,160
Sara Lee Corp.	24,565	393,531
Sysco Corp.	20,130	615,173

	Number of Shares	Market Value
Tyson Foods, Inc. Cl. A(b)	8,200	$121,852
Wm. Wrigley Jr. Co.	7,167	325,095
		5,882,864
Forest Products & Paper — 0.4%
International Paper Co.(b)	15,989	516,445
MeadWestvaco Corp.	5,901	164,815
Plum Creek Timber Co., Inc.	5,900	209,450
Weyerhaeuser Co.	7,990	497,378
		1,388,088
Healthcare — 1.3%
Caremark Rx, Inc.	14,300	713,141
Coventry Health Care, Inc.(a)	5,185	284,864
Express Scripts, Inc.(a)	4,700	337,178
HCA, Inc.	13,161	567,897
Health Management Associates, Inc. Cl. A	7,800	153,738
Humana, Inc.(a)	5,303	284,771
Laboratory Corp. of America Holdings(a)	4,000	248,920
Manor Care, Inc.(b)	2,532	118,801
Tenet Healthcare Corp.(a)	15,159	105,810
UnitedHealth Group, Inc.	43,580	1,951,512
		4,766,632
Home Construction, Furnishings & Appliances — 0.4%
Centex Corp.	3,946	198,484
D.R. Horton, Inc.	8,800	209,616
Harman International Industries, Inc.	2,100	179,277
KB Home	2,442	111,966
Leggett & Platt, Inc.	5,950	148,631
Lennar Corp. Cl. A(b)	4,400	195,228
Pulte Homes, Inc.	6,944	199,918
Whirlpool Corp.	2,542	210,096
		1,453,216
Household Products — 0.7%
The Black & Decker Corp.	2,450	206,927
The Clorox Co.	4,870	296,924
Corning, Inc.(a)	50,291	1,216,539
Fortune Brands, Inc.	4,680	332,327
Newell Rubbermaid, Inc.	8,935	230,791
The Sherwin-Williams Co.	3,629	172,305
Snap-on, Inc.	1,853	74,898
The Stanley Works	2,305	108,842
		2,639,553
Industrial – Distribution — 0.0%
Grainger (W.W.), Inc.	2,279	171,449

(Continued)

The accompanying notes are an integral part of the financial statements.

25

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Industrial – Diversified — 1.7%
3M Co.	24,372	$1,968,526
Cooper Industries Ltd. Cl. A	2,914	270,769
Danaher Corp.	7,710	495,907
Eaton Corp.	4,794	361,468
Illinois Tool Works, Inc.	13,238	628,805
ITT Industries, Inc.	5,974	295,713
Textron, Inc.	4,232	390,106
Tyco International Ltd.	65,574	1,803,285
		6,214,579
Information Retrieval Services — 1.2%
Google, Inc. Cl. A(a)	6,688	2,804,479
Juniper Networks, Inc.(a) (b)	18,400	294,216
Yahoo!, Inc.(a)	40,516	1,337,028
		4,435,723
Insurance — 5.4%
ACE Ltd.	10,400	526,136
Aetna, Inc.	18,444	736,469
AFLAC, Inc.	16,120	747,162
Allstate Corp.	20,504	1,122,184
Ambac Financial Group, Inc.	3,375	273,713
American International Group, Inc.	83,932	4,956,185
Aon Corp.	10,446	363,730
Chubb Corp.	12,946	646,005
Cigna Corp.	3,940	388,129
Cincinnati Financial Corp.	5,582	262,410
Genworth Financial, Inc. Cl. A	11,800	411,112
The Hartford Financial Services Group, Inc.	9,858	833,987
Lincoln National Corp.	9,280	523,763
Loews Corp.	13,074	463,473
Marsh & McLennan Cos., Inc.	17,642	474,393
MBIA, Inc.(b)	4,375	256,156
Metlife, Inc.	24,632	1,261,405
MGIC Investment Corp.	2,789	181,285
Principal Financial Group, Inc.	9,036	502,853
Progressive Corp.	25,292	650,257
Prudential Financial, Inc.	15,900	1,235,430
Safeco Corp.	3,859	217,455
St. Paul Travelers Co.	22,463	1,001,401
Torchmark Corp.	3,326	201,955
UnumProvident Corp.	9,670	175,317
WellPoint, Inc.(a)	20,687	1,505,393
XL Capital Ltd. Cl. A	5,627	344,935
		20,262,693

	Number of Shares	Market Value
Lodging — 0.3%
Hilton Hotels Corp.	10,691	$302,341
Marriott International, Inc. Cl. A	10,528	401,327
Starwood Hotels & Resorts Worldwide, Inc.	6,940	418,760
		1,122,428
Machinery & Components — 1.2%
Baker Hughes, Inc.	11,098	908,371
Caterpillar, Inc.	21,604	1,609,066
Cummins, Inc.(b)	1,539	188,143
Deere & Co.	7,543	629,765
Dover Corp.	6,635	327,968
Ingersoll-Rand Co. Cl. A	10,666	456,291
Pall Corp.	4,092	114,576
Parker Hannifin Corp.	3,914	303,726
		4,537,906
Manufacturing — 0.4%
American Standard Cos., Inc.(b)	5,800	250,966
Applied Materials, Inc.	50,506	822,238
Avery Dennison Corp.	3,628	210,642
Millipore Corp.(a) (b)	1,715	108,028
		1,391,874
Medical Supplies — 2.0%
Agilent Technologies, Inc.(a)	13,883	438,147
Allergan, Inc.(b)	4,916	527,290
Applera Corp. - Applied Biosystems Group	5,938	192,094
Bard (C.R.), Inc.	3,420	250,549
Bausch & Lomb, Inc.(b)	1,692	82,976
Baxter International, Inc.	21,092	775,342
Becton, Dickinson & Co.	8,048	491,974
Biomet, Inc.	8,055	252,041
Boston Scientific Corp.(a)	39,472	664,708
Fisher Scientific International, Inc.(a)	4,100	299,505
Medtronic, Inc.	38,981	1,828,989
Patterson Cos., Inc.(a) (b)	4,500	157,185
St. Jude Medical, Inc.(a) (b)	11,644	377,498
Stryker Corp.	9,500	400,045
Tektronix, Inc.	2,620	77,080
Thermo Electron Corp.(a) (b)	5,254	190,405
Waters Corp.(a)	3,400	150,960
Zimmer Holdings, Inc.(a)	8,122	460,680
		7,617,468
Metals & Mining — 1.0%
Alcoa, Inc.	28,088	908,928
Allegheny Technologies, Inc.(b)	2,744	189,995

	Number of Shares	Market Value
Consol Energy, Inc.	3,139	$146,654
Freeport-McMoRan Copper & Gold, Inc. Cl. B	5,933	328,748
Newmont Mining Corp.	14,509	767,961
Nucor Corp.	10,056	545,538
Phelps Dodge Corp.	6,570	539,791
United States Steel Corp.	3,554	249,206
		3,676,821
Pharmaceuticals — 8.2%
Abbott Laboratories	49,298	2,149,886
AmerisourceBergen Corp.	6,752	283,044
Amgen, Inc.(a)	38,269	2,496,287
Barr Pharmaceuticals, Inc.(a)	3,400	162,146
Biogen Idec, Inc.(a)	11,137	515,977
Bristol-Myers Squibb Co.	63,742	1,648,368
Cardinal Health, Inc.	13,469	866,461
Eli Lilly & Co.(b)	36,495	2,017,079
Forest Laboratories, Inc.(a) (b)	10,580	409,340
Genzyme Corp.(a)	8,400	512,820
Gilead Sciences, Inc.(a)	14,644	866,339
Hospira, Inc.(a)	5,039	216,375
Johnson & Johnson	95,696	5,734,104
King Pharmaceuticals, Inc.(a)	7,867	133,739
McKesson Corp.	9,987	472,185
Medco Health Solutions, Inc.(a)	9,720	556,762
MedImmune, Inc.(a)	8,264	223,954
Merck & Co., Inc.	70,515	2,568,861
Mylan Laboratories, Inc.	7,124	142,480
Pfizer, Inc.	236,741	5,556,311
Schering-Plough Corp.	47,988	913,212
Sigma-Aldrich Corp.	2,184	158,646
Watson Pharmaceutical, Inc.(a)	3,270	76,126
Wyeth	43,456	1,929,881
		30,610,383
Photography Equipment/Supplies — 0.1%
Eastman Kodak Co.(b)	9,260	220,203
Prepackaged Software — 3.0%
Adobe Systems, Inc.(a)	19,512	592,384
BMC Software, Inc.(a)	6,865	164,074
CA, Inc.(b)	14,529	298,571
Citrix Systems, Inc.(a)	5,792	232,491
Compuware Corp.(a)	12,478	83,603
Electronic Arts, Inc.(a)	9,900	426,096
Intuit, Inc.(a)	5,510	332,749
Microsoft Corp.	284,687	6,633,207
Novell, Inc.(a) (b)	10,976	72,771

(Continued)

The accompanying notes are an integral part of the financial statements.

26

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Oracle Corp.(a)	126,361	$1,830,971
Symantec Corp.(a) (b)	33,889	526,635
		11,193,552
Real Estate — 0.7%
Boston Properties, Inc.(b)	2,900	262,160
Equity Office Properties Trust	12,060	440,311
Equity Residential REIT	9,400	420,462
Kimco Realty Corp.	6,900	251,781
ProLogis	7,900	411,748
Simon Property Group, Inc. REIT	5,900	489,346
Vornado Realty Trust	3,800	370,690
		2,646,498
Restaurants — 0.6%
Darden Restaurants, Inc.	4,292	169,105
McDonald's Corp.	40,277	1,353,307
Wendy's International, Inc.	3,675	214,216
Yum! Brands, Inc.	8,798	442,275
		2,178,903
Retail — 4.9%
Amazon.com, Inc.(a) (b)	10,033	388,076
AutoZone, Inc.(a)	1,754	154,703
Bed Bath & Beyond, Inc.(a)	9,150	303,506
Best Buy Co., Inc.	12,995	712,646
Big Lots, Inc.(a) (b)	3,874	66,168
Circuit City Stores, Inc.	4,900	133,378
Costco Wholesale Corp.(b)	15,342	876,488
CVS Corp.	26,606	816,804
Dillards, Inc. Cl. A(b)	2,101	66,917
Dollar General Corp.	10,214	142,792
Family Dollar Stores, Inc.	5,051	123,396
Federated Department Stores, Inc.	17,700	647,820
The Home Depot, Inc.	67,037	2,399,254
J.C. Penney Co., Inc.	7,509	506,933
Kohl's Corp.(a)	11,123	657,592
Lowe's Companies, Inc.	25,082	1,521,725
Office Depot, Inc.(a)	9,365	355,870
OfficeMax, Inc.	2,442	99,512
RadioShack Corp.(b)	4,681	65,534
Sears Holdings Corp.(a) (b)	3,108	481,243
Staples, Inc.	23,559	572,955
Target Corp.	27,868	1,361,909
Tiffany & Co.	4,592	151,628
The TJX Cos., Inc.	14,976	342,351
Walgreen Co.	32,604	1,461,963
Wal-Mart Stores, Inc.	80,834	3,893,774
		18,304,937

	Number of Shares	Market Value
Retail – Grocery — 0.1%
Whole Foods Market, Inc.	4,500	$290,880
Telephone Utilities — 3.3%
Alltel Corp.	12,608	804,769
AT&T, Inc.	125,634	3,503,932
BellSouth Corp.	58,420	2,114,804
CenturyTel, Inc.(b)	3,731	138,607
Embarq Corp.(a)	4,827	197,859
Qwest Communications International, Inc.(a) (b)	50,458	408,205
Sprint Nextel Corp.	96,559	1,930,214
Verizon Communications, Inc.	94,216	3,155,294
		12,253,684
Tobacco — 1.5%
Altria Group, Inc.	67,454	4,953,147
Reynolds American, Inc.(b)	2,800	322,840
UST, Inc.(b)	5,322	240,501
		5,516,488
Toys, Games — 0.1%
Hasbro, Inc.	5,791	104,875
Mattel, Inc.	11,989	197,938
		302,813
Transportation — 2.0%
Burlington Northern Santa Fe Corp.	11,793	934,595
Carnival Corp.(b)	14,085	587,908
CSX Corp.	7,065	497,659
FedEx Corp.	9,903	1,157,265
Norfolk Southern Corp.	13,289	707,241
Union Pacific Corp.	8,617	801,036
United Parcel Service, Inc. Cl. B	35,000	2,881,550
		7,567,254
Travel — 0.0%
Sabre Holdings Corp. Cl. A	4,231	93,082
TOTAL EQUITIES (Cost $319,399,800)		371,636,490
	Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 6.4%
Cash Equivalents — 5.9%(d)
Abbey National PLC Eurodollar Time Deposit 5.100% 07/10/2006	$237,600	$237,600
ABN Amro Bank NV Certificate of Deposit 5.305% 11/21/2006	237,607	237,607

	Principal Amount	Market Value
American Beacon Money Market Fund(c)	$242,332	$242,332
Bank of America 5.270% 07/14/2006	475,200	475,200
Bank of America 5.310% 03/08/2007	475,200	475,200
Bank of Montreal Eurodollar Time Deposit 5.290% 08/03/2006	475,200	475,200
Bank of Nova Scotia Eurodollar Time Deposit 5.290% 08/08/2006	475,200	475,200
Barclays Eurodollar Time Deposit 5.150% 08/01/2006	712,800	712,800
Branch Banker & Trust Eurodollar Time Deposit 5.250% 07/26/2006	855,360	855,360
Calyon Eurodollar Time Deposit 5.300% 08/08/2006	475,200	475,200
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.310% 07/31/2006	475,200	475,200
Deutsche Bank Eurodollar Time Deposit 5.250% 07/05/2006	1,188,001	1,188,001
Dexia Group Eurodollar Time Deposit 5.300% 08/09/2006	617,760	617,760
Federal Home Loan Bank Discount Note 5.181% 07/19/2006	378,253	378,253
First Tennessee National Corporation Eurodollar Time Deposit 5.270% 07/24/2006	570,240	570,240
Fortis Bank Eurodollar Time Deposit 5.090% 07/05/2006	475,200	475,200
Fortis Bank Eurodollar Time Deposit 5.250% 07/03/2006	475,200	475,200
Fortis Bank Eurodollar Time Deposit 5.250% 07/06/2006	475,200	475,200
Freddie Mac Discount Note 5.191% 07/25/2006	283,592	283,592
Harris NA Eurodollar Time Deposit 5.080% 07/05/2006	332,640	332,640

(Continued)

The accompanying notes are an integral part of the financial statements.

27

MML Equity Index Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
HBOS Halifax Bank of Scotland Certificate of Deposit 5.110% 07/10/2006	$475,200	$475,200
National Australia Bank Eurodollar Time Deposit 5.290% 07/03/2006	1,663,201	1,663,201
National City Corporation Eurodollar Time Deposit 5.220% 07/03/2006	564,163	564,163
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 5.130% 07/12/2006	475,200	475,200
Societe Generale Eurodollar Time Deposit 5.200% 08/08/2006	475,200	475,200
Societe Generale Eurodollar Time Deposit 5.270% 07/17/2006	617,760	617,760
Standard Chartered Bank Eurodollar Time Deposit 5.260% 07/07/2006	712,800	712,800
Svenska Handlesbanken Eurodollar Time Deposit 5.290% 07/03/2006	1,593,112	1,593,112
The Bank of the West Eurodollar Time Deposit 5.250% 08/07/2006	807,840	807,840
Toronto Dominion Bank Eurodollar Time Deposit 5.300% 07/31/2006	1,330,561	1,330,561
UBS AG Eurodollar Time Deposit 5.250% 07/21/2006	712,800	712,800
UBS AG Eurodollar Time Deposit 5.250% 08/04/2006	712,800	712,800
Wells Fargo Eurodollar Time Deposit
5.160% 07/13/2006	475,200	475,200
Wells Fargo Eurodollar Time Deposit 5.170% 07/03/2006	475,200	475,200
Wells Fargo Eurodollar Time Deposit 5.210% 07/06/2006	237,600	237,600
Wells Fargo Eurodollar Time Deposit 5.250% 07/03/2006	475,200	475,200
		21,736,822

	Principal Amount	Market Value
Repurchase Agreement — 0.4%
Investors Bank & Trust Company Repurchase Agreement, dated 06/30/2006, 3.75%, due 07/03/2006(e)	$1,483,845	$1,483,845
U.S. Treasury Bills — 0.1%
U.S. Treasury Bill 4.658% 09/21/2006	385,000	380,916
TOTAL SHORT-TERM INVESTMENTS (Cost $23,601,583)		23,601,583
TOTAL INVESTMENTS — 106.4% (Cost $343,001,383)(f)		395,238,073
Other Assets/ (Liabilities) — (6.4%)		(23,643,889)
NET ASSETS — 100.0%		$371,594,184

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan. (Note 2).

(c)  Amount represents shares owned of the fund.

(d)  Represents investments of security lending collateral. (Note 2).

(e)  Maturity value of $1,484,309. Collateralized by a U.S. Government Agency obligation with a rate of 4.75%, maturity date of 09/20/2024, and an aggregate market value, including accrued interest, of $1,558,038.

(f)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

28

MML Growth Equity Fund – Portfolio of Investments

June 30, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 96.5%
COMMON STOCK
Advertising — 0.1%
Monster Worldwide, Inc.(a)	500	$21,330
Aerospace & Defense — 1.2%
Boeing Co.	1,000	81,910
General Dynamics Corp.	600	39,276
Goodrich Corp.	1,400	56,406
Northrop Grumman Corp.	500	32,030
United Technologies Corp.	200	12,684
		222,306
Apparel, Textiles & Shoes — 1.1%
Abercrombie & Fitch Co. Cl. A	200	11,086
AnnTaylor Stores Corp.(a)	600	26,028
Chico's FAS, Inc.(a)	1,800	48,564
Claire's Stores, Inc.	1,400	35,714
Columbia Sportswear Co.(a)	200	9,052
Nordstrom, Inc.	2,000	73,000
		203,444
Automotive & Parts — 0.6%
AutoNation, Inc.(a)	1,600	34,304
Harley-Davidson, Inc.	1,100	60,379
Paccar, Inc.	200	16,476
		111,159
Banking, Savings & Loans — 1.7%
Fannie Mae	1,300	62,530
JP Morgan Chase & Co.	3,400	142,800
Mellon Financial Corp.	1,500	51,645
State Street Corp.	1,200	69,708
		326,683
Beverages — 1.5%
Anheuser-Busch Cos., Inc.	400	18,236
Brown-Forman Corp. Cl. B	200	14,338
The Coca-Cola Co.	5,800	249,516
		282,090
Broadcasting, Publishing & Printing — 0.1%
Univision Communications, Inc. Cl. A(a)	300	10,050
Building Materials & Construction — 0.4%
Martin Marietta Materials, Inc.	600	54,690
Masco Corp.	400	11,856
		66,546

	Number of Shares	Market Value
Commercial Services — 2.8%
Equifax, Inc.	100	$3,434
Fastenal Co.	1,100	44,319
Fluor Corp.	300	27,879
Global Payments, Inc.	400	19,420
ITT Educational Services, Inc.(a)	200	13,162
Manpower, Inc.	200	12,920
Moody's Corp.	2,700	147,042
Paychex, Inc.	1,600	62,368
Pharmaceutical Product Development, Inc.	1,120	39,335
Quest Diagnostics(b)	600	35,952
Rent-A-Center, Inc.(a) (b)	1,800	44,748
Robert Half International, Inc.	1,100	46,200
Ryder System, Inc.	300	17,529
Waste Management, Inc.	600	21,528
Weight Watchers International, Inc.	200	8,178
		544,014
Communications — 2.5%
Harris Corp.	900	37,359
Qualcomm, Inc.	10,700	428,749
Tellabs, Inc.(a)	800	10,648
		476,756
Communications Equipment — 1.5%
Motorola, Inc.	14,400	290,160
Computers & Information — 2.0%
Apple Computer, Inc.(a)	300	17,136
CDW Corp.	300	16,395
Dell, Inc.(a)	7,400	180,634
International Business Machines Corp.	900	69,138
International Game Technology	1,600	60,704
Lexmark International, Inc.(a)	600	33,498
		377,505
Computers & Office Equipment — 1.9%
Hewlett-Packard Co.	11,200	354,816
Pitney Bowes, Inc.	300	12,390
		367,206
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.	700	41,930

	Number of Shares	Market Value
Data Processing & Preparation — 0.7%
Affiliated Computer Services, Inc. Cl. A(a)	700	$36,127
First Data Corp.	1,400	63,056
Fiserv, Inc.(a)	700	31,752
Total System Services, Inc.(b)	600	11,550
		142,485
Electric Utilities — 0.1%
TXU Corp.	400	23,916
Electrical Equipment & Electronics — 5.6%
Broadcom Corp. Cl. A(a)	4,300	129,215
Emerson Electric Co.	2,000	167,620
General Electric Co.	1,900	62,624
Intel Corp.	7,100	134,545
Intersil Corp. Cl. A	700	16,275
Johnson Controls, Inc.	600	49,332
Lincoln Electric Holdings, Inc.	200	12,530
Microchip Technology, Inc.	1,100	36,905
Micron Technology, Inc.(a)	900	13,554
National Semiconductor Corp.(b)	2,500	59,625
Nvidia Corp.(a)	3,600	76,644
Rockwell Automation, Inc.	900	64,809
Texas Instruments, Inc.	7,200	218,088
Wesco International, Inc.(a)	400	26,704
		1,068,470
Energy — 4.3%
Anadarko Petroleum Corp.(b)	1,000	47,690
BJ Services Co.	2,200	81,972
ConocoPhillips	1,442	94,494
Devon Energy Corp.	300	18,123
Exxon Mobil Corp.	4,600	282,210
Halliburton Co.	200	14,842
Helmerich & Payne, Inc.	200	12,052
Hess Corp.(b)	600	31,710
Kinder Morgan, Inc.	400	39,956
Marathon Oil Corp.(b)	900	74,970
Occidental Petroleum Corp.	300	30,765
Questar Corp.	300	24,147
Sunoco, Inc.	1,000	69,290
		822,221
Financial Services — 5.1%
The Bear Stearns Cos., Inc.	300	42,024

(Continued)

The accompanying notes are an integral part of the financial statements.

29

MML Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Chicago Mercantile Exchange Holdings, Inc.	100	$49,115
E*TRADE Financial Corp.(a)	3,700	84,434
Federated Investors, Inc. Cl. B	800	25,200
Franklin Resources, Inc.	500	43,405
The Goldman Sachs Group, Inc.	1,600	240,688
Investment Technology Group, Inc.(a)	300	15,258
Legg Mason, Inc.	200	19,904
Lehman Brothers Holdings, Inc.	1,400	91,210
Merrill Lynch & Co., Inc.	2,000	139,120
The Charles Schwab Corp.	11,000	175,780
TD Ameritrade Holding Corp.	3,700	54,797
		980,935
Food Retailers — 1.6%
Starbucks Corp.(a)	7,100	268,096
SuperValu, Inc.(b)	1,300	39,910
		308,006
Foods — 1.5%
Archer-Daniels-Midland Co.	2,200	90,816
Dean Foods Co.(a)	600	22,314
The Kroger Co.	5,700	124,602
Sara Lee Corp.	700	11,214
Sysco Corp.	1,500	45,840
		294,786
Healthcare — 5.5%
Caremark Rx, Inc.	1,400	69,818
Coventry Health Care, Inc.(a)	450	24,723
Express Scripts, Inc.(a)	3,700	265,438
HCA, Inc.	1,000	43,150
Health Management Associates, Inc. Cl. A	500	9,855
Health Net, Inc.(a)	1,700	76,789
Humana, Inc.(a)	1,100	59,070
Lincare Holdings, Inc.(a)	2,300	87,032
UnitedHealth Group, Inc.	9,388	420,395
		1,056,270
Heavy Machinery — 0.2%
Cameron International Corp.(a) (b)	800	38,216
Home Construction, Furnishings & Appliances — 0.9%
Harman International Industries, Inc.	200	17,074

	Number of Shares	Market Value
KB Home	500	$22,925
Lennar Corp. Cl. A(b)	200	8,874
Mohawk Industries, Inc.(a) (b)	600	42,210
The Ryland Group, Inc.	300	13,071
Whirlpool Corp.	736	60,830
		164,984
Household Products — 1.5%
Corning, Inc.(a)	10,100	244,319
Newell Rubbermaid, Inc.	1,700	43,911
		288,230
Industrial – Diversified — 0.8%
Danaher Corp.	900	57,888
Illinois Tool Works, Inc.	1,300	61,750
ITT Industries, Inc.	800	39,600
		159,238
Information Retrieval Services — 1.1%
Google, Inc. Cl. A(a)	500	209,665
Insurance — 6.4%
Aetna, Inc.	800	31,944
AFLAC, Inc.	4,400	203,940
Ambac Financial Group, Inc.	300	24,330
American International Group, Inc.	7,100	419,255
Aon Corp.	1,900	66,158
W.R. Berkley Corp.	1,200	40,956
Chubb Corp.	600	29,940
Lincoln National Corp.	500	28,220
Loews Corp.	1,800	63,810
Marsh & McLennan Cos., Inc.	600	16,134
MBIA, Inc.(b)	200	11,710
The PMI Group, Inc.	700	31,206
Progressive Corp.	5,600	143,976
Radian Group, Inc.	100	6,178
St. Paul Travelers Co.	2,100	93,618
WellPoint, Inc.(a)	200	14,554
		1,225,929
Internet Content — 0.3%
BEA Systems, Inc.(a)	4,200	54,978
Machinery & Components — 2.8%
Baker Hughes, Inc.	2,100	171,885
Caterpillar, Inc.	3,500	260,680
Cummins, Inc.(b)	300	36,675
Flowserve Corp.(a)	400	22,760
FMC Technologies, Inc.(a)	300	20,238
Parker Hannifin Corp.	200	15,520
		527,758

	Number of Shares	Market Value
Manufacturing — 0.7%
American Standard Cos., Inc.	300	$12,981
Applied Materials, Inc.	2,300	37,444
Millipore Corp.(a) (b)	500	31,495
Terex Corp.(a)	500	49,350
		131,270
Medical Supplies — 2.6%
Agilent Technologies, Inc.(a)	4,500	142,020
Allergan, Inc.(b)	1,600	171,616
Applera Corp. - Applied Biosystems Group	1,600	51,760
Baxter International, Inc.	300	11,028
Medtronic, Inc.	600	28,152
Respironics, Inc.(a)	300	10,266
St. Jude Medical, Inc.(a) (b)	500	16,210
Varian Medical Systems, Inc.(a)	1,300	61,555
		492,607
Metals & Mining — 0.9%
Nucor Corp.	2,400	130,200
Reliance Steel & Aluminum Co.	600	49,770
		179,970
Pharmaceuticals — 14.9%
Abbott Laboratories	1,700	74,137
Abraxis BioScience, Inc.(a)	600	14,304
AmerisourceBergen Corp.	1,400	58,688
Amgen, Inc.(a)	1,600	104,368
Barr Pharmaceuticals, Inc.(a)	1,200	57,228
Biogen Idec, Inc.(a)	300	13,899
Bristol-Myers Squibb Co.	2,400	62,064
Cardinal Health, Inc.	1,900	122,227
Celgene Corp.(a)	800	37,944
Endo Pharmaceuticals Holdings, Inc.(a)	900	29,682
Forest Laboratories, Inc.(a) (b)	4,900	189,581
Genentech, Inc.(a)	5,200	425,360
Gilead Sciences, Inc.(a)	1,000	59,160
Johnson & Johnson	3,200	191,744
King Pharmaceuticals, Inc.(a)	1,500	25,500
McKesson Corp.	3,300	156,024
Merck & Co., Inc.	16,800	612,024
Omnicare, Inc.(b)	1,000	47,420
Pfizer, Inc.	20,300	476,441
Wyeth	2,000	88,820
		2,846,615

(Continued)

The accompanying notes are an integral part of the financial statements.

30

MML Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Prepackaged Software — 1.2%
Adobe Systems, Inc.(a)	500	$15,180
BMC Software, Inc.(a)	1,800	43,020
Cerner Corp.(a) (b)	1,400	51,954
Citrix Systems, Inc.(a)	1,300	52,182
DST Systems, Inc.(a) (b)	600	35,700
Fair Isaac Corp.	700	25,417
		223,453
Restaurants — 0.8%
Applebee's International, Inc.	1,200	23,064
Brinker International, Inc.	900	32,670
Darden Restaurants, Inc.	1,300	51,220
Wendy's International, Inc.	900	52,461
		159,415
Retail — 13.5%
Advance Auto Parts Corp.	1,700	49,130
AutoZone, Inc.(a)	500	44,100
Bed Bath & Beyond, Inc.(a)	2,800	92,876
Best Buy Co., Inc.	1,400	76,776
Circuit City Stores, Inc.	1,100	29,942
Costco Wholesale Corp.(b)	1,300	74,269
Dollar General Corp.	3,200	44,736
Dollar Tree Stores, Inc.(a) (b)	800	21,200
The Home Depot, Inc.	19,800	708,642
Lowe's Companies, Inc.	8,100	491,427
Men's Wearhouse, Inc.	500	15,150
Office Depot, Inc.(a)	3,800	144,400
O'Reilly Automotive, Inc.(a)	1,300	40,547
Staples, Inc.	2,600	63,232
Tiffany & Co.	1,400	46,228
The TJX Cos., Inc.	1,800	41,148
Walgreen Co.	5,100	228,684
Wal-Mart Stores, Inc.	7,600	366,092
		2,578,579
Retail – Grocery — 0.1%
Whole Foods Market, Inc.	400	25,856
Telephone Utilities — 0.7%
ADTRAN, Inc.	1,000	22,430
BellSouth Corp.	2,000	72,400
NII Holdings, Inc. Cl. B(a)	300	16,914
Qwest Communications International, Inc.(a)	2,000	16,180
		127,924
Tobacco — 1.0%
Altria Group, Inc.	2,700	198,261

	Number of Shares	Market Value
Transportation — 4.1%
Burlington Northern Santa Fe Corp.	1,800	$142,650
Expeditors International of Washington, Inc.	2,600	145,626
FedEx Corp.	2,100	245,406
Norfolk Southern Corp.	1,000	53,220
Robinson (C.H.) Worldwide, Inc.	2,300	122,590
Thor Industries, Inc.(b)	600	29,070
Union Pacific Corp.	400	37,184
		775,746
TOTAL EQUITIES (Cost $18,717,795)		18,446,962
RIGHTS — 0.0%
Computers & Information
Seagate Technology(c)	11,100	-
TOTAL RIGHTS (Cost $0)		-
WARRANTS — 0.0%
Communications
Lucent Technologies, Inc. Warrants, Expires 12/10/2007(a)	71	19
TOTAL WARRANTS (Cost $0)		19
TOTAL LONG TERM INVESTMENTS (Cost $18,717,795)		18,446,981
	Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 9.0%
Cash Equivalents — 5.4%(e)
Abbey National PLC Eurodollar Time Deposit 5.100% 07/10/2006	$11,290	$11,290
ABN Amro Bank NV Certificate of Deposit 5.305% 11/21/2006	11,289	11,289
American Beacon Money Market Fund(d)	11,515	11,515
Bank of America 5.270% 07/14/2006	22,581	22,581
Bank of America 5.310% 03/08/2007	22,581	22,581

	Principal Amount	Market Value
Bank of Montreal Eurodollar Time Deposit 5.290% 08/03/2006	$22,581	$22,581
Bank of Nova Scotia Eurodollar Time Deposit 5.290% 08/08/2006	22,581	22,581
Barclays Eurodollar Time Deposit 5.150% 08/01/2006	33,871	33,871
Branch Banker & Trust Eurodollar Time Deposit 5.250% 07/26/2006	40,645	40,645
Calyon Eurodollar Time Deposit 5.300% 08/08/2006	22,581	22,581
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.310% 07/31/2006	22,581	22,581
Deutsche Bank Eurodollar Time Deposit 5.250% 07/05/2006	56,452	56,452
Dexia Group Eurodollar Time Deposit 5.300% 08/09/2006	29,355	29,355
Federal Home Loan Bank Discount Note 5.181% 07/19/2006	17,974	17,974
First Tennessee National Corporation Eurodollar Time Deposit 5.270% 07/24/2006	27,097	27,097
Fortis Bank Eurodollar Time Deposit 5.090% 07/05/2006	22,581	22,581
Fortis Bank Eurodollar Time Deposit 5.250% 07/03/2006	22,581	22,581
Fortis Bank Eurodollar Time Deposit 5.250% 07/06/2006	22,581	22,581
Freddie Mac Discount Note 5.191% 07/25/2006	13,476	13,476
Harris NA Eurodollar Time Deposit 5.080% 07/05/2006	15,807	15,807
HBOS Halifax Bank of Scotland Certificate of Deposit 5.110% 07/10/2006	22,581	22,581
National Australia Bank Eurodollar Time Deposit 5.290% 07/03/2006	79,033	79,033

(Continued)

The accompanying notes are an integral part of the financial statements.

31

MML Growth Equity Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
National City Corporation Eurodollar Time Deposit 5.220% 07/03/2006	$26,808	$26,808
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 5.130% 07/12/2006	22,581	22,581
Societe Generale Eurodollar Time Deposit 5.200% 08/08/2006	22,581	22,581
Societe Generale Eurodollar Time Deposit 5.270% 07/17/2006	29,355	29,355
Standard Chartered Bank Eurodollar Time Deposit 5.260% 07/07/2006	33,871	33,871
Svenska Handlesbanken Eurodollar Time Deposit 5.290% 07/03/2006	75,702	75,702
The Bank of the West Eurodollar Time Deposit 5.250% 08/07/2006	38,387	38,387
Toronto Dominion Bank Eurodollar Time Deposit 5.300% 07/31/2006	63,226	63,226
UBS AG Eurodollar Time Deposit 5.250% 07/21/2006	33,871	33,871
UBS AG Eurodollar Time Deposit 5.250% 08/04/2006	33,871	33,871
Wells Fargo Eurodollar Time Deposit 5.160% 07/13/2006	22,581	22,581
Wells Fargo Eurodollar Time Deposit 5.170% 07/03/2006	22,581	22,581
Wells Fargo Eurodollar Time Deposit 5.210% 07/06/2006	11,290	11,290
Wells Fargo Eurodollar Time Deposit 5.250% 07/03/2006	22,581	22,581
		1,032,900

	Principal Amount	Market Value
Repurchase Agreement — 3.6%
Investors Bank & Trust Company Repurchase Agreement, dated 06/30/2006, 3.75%, due 07/03/2006(f)	$688,682	$688,682
TOTAL SHORT-TERM INVESTMENTS (Cost $1,721,582)		1,721,582
TOTAL INVESTMENTS — 105.5% (Cost $20,439,377)(g)		20,168,563
Other Assets/ (Liabilities) — (5.5%)		(1,051,634)
NET ASSETS — 100.0%		$19,116,929

Notes to Portfolio of Investments

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan. (Note 2).

(c)  This security is valued in good faith under procedures established by the board of trustees.

(d)  Amount represents shares owned of the fund.

(e)  Represents investments of security lending collateral. (Note 2).

(f)  Maturity value of $688,897. Collateralized by U.S. Government Agency obligation with a rate of 7.625%, maturity date of 03/25/2022, and an aggregate market value, including accrued interest, of $723,116.

(g)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

32

MML OTC 100 Fund – Portfolio of Investments

June 30, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 96.6%
COMMON STOCK
Advertising — 0.8%
Lamar Advertising Co.(a)	511	$27,522
Monster Worldwide, Inc.(a)	793	33,829
		61,351
Apparel, Textiles & Shoes — 0.5%
Ross Stores, Inc.	841	23,590
Urban Outfitters, Inc.(a)	1,018	17,805
		41,395
Automotive & Parts — 1.1%
Paccar, Inc.	1,107	91,195
Broadcasting, Publishing & Printing — 2.6%
Comcast Corp. Cl. A(a)	5,636	184,523
Liberty Global, Inc. Cl. A(a)	1,418	30,487
		215,010
Commercial Services — 5.3%
Akamai Technologies, Inc.(a)	873	31,594
Apollo Group, Inc. Cl. A(a)	1,037	53,582
Cintas Corp.	1,190	47,314
eBay, Inc.(a)	6,218	182,125
Fastenal Co.	853	34,367
Paychex, Inc.	2,126	82,871
		431,853
Communications — 10.2%
EchoStar Communications Corp. Cl. A(a)	1,258	38,759
Millicom International Cellular SA(a)	600	27,258
Network Appliance, Inc.(a)	2,324	82,037
NTL, Inc.	1,864	46,414
Qualcomm, Inc.	11,952	478,917
Research In Motion Ltd.(a)	1,094	76,328
Sirius Satellite Radio, Inc.(a)	9,054	43,006
Tellabs, Inc.(a)	1,512	20,125
XM Satellite Radio Holdings, Inc. Cl. A(a)	1,570	23,000
		835,844
Communications Equipment — 0.3%
Telefonaktiebolaget LM Ericsson Cl. B Sponsored ADR (Sweden)	662	21,872
Computer Integrated Systems Design — 1.4%
Autodesk, Inc.(a)	1,420	48,933

	Number of Shares	Market Value
Cadence Design Systems, Inc.(a)	1,755	$30,098
Sun Microsystems, Inc.(a)	8,887	36,881
		115,912
Computer Programming Services — 1.0%
Cognizant Technology Solutions Corp. Cl. A(a)	796	53,626
VeriSign, Inc.(a)	1,368	31,697
		85,323
Computer Related Services — 0.9%
Checkfree Corp.(a)	514	25,474
IAC/InterActiveCorp(a)	1,971	52,212
		77,686
Computers & Information — 10.7%
Apple Computer, Inc.(a)	6,996	399,612
CDW Corp.	494	26,997
Cisco Systems, Inc.(a)	12,960	253,109
Comverse Technology, Inc.(a)	1,238	24,475
Dell, Inc.(a)	4,976	121,464
Sandisk Corp.(a)	1,051	53,580
		879,237
Data Processing & Preparation — 0.7%
Fiserv, Inc.(a)	1,307	59,286
Electrical Equipment & Electronics — 11.8%
Altera Corp.(a)	2,988	52,439
American Power Conversion Corp.	1,159	22,589
ATI Technologies, Inc.(a)	1,461	21,331
Broadcom Corp. Cl. A(a)	2,502	75,185
Flextronics International Ltd.(a)	3,699	39,283
Garmin Ltd.	593	62,526
Intel Corp.	12,049	228,329
JDS Uniphase Corp.(a)	11,642	29,454
KLA-Tencor Corp.	1,426	59,279
Linear Technology Corp.	2,401	80,409
Marvell Technology Group Ltd.(a)	1,666	73,854
Maxim Integrated Products, Inc.	2,652	85,156
Microchip Technology, Inc.	1,046	35,093
Nvidia Corp.(a)	2,094	44,581
Xilinx, Inc.	2,696	61,064
		970,572
Energy — 0.4%
Patterson-UTI Energy, Inc.	1,031	29,188

	Number of Shares	Market Value
Food Retailers — 2.9%
Starbucks Corp.(a)	6,266	$236,604
Healthcare — 0.9%
Express Scripts, Inc.(a)	771	55,312
Lincare Holdings, Inc.(a)	554	20,963
		76,275
Information Retrieval Services — 6.0%
Google, Inc. Cl. A(a)	776	325,400
Juniper Networks, Inc.(a)	2,203	35,226
Yahoo!, Inc.(a)	4,006	132,198
		492,824
Internet Content — 0.3%
BEA Systems, Inc.(a)	2,132	27,908
Lodging — 0.6%
Wynn Resorts Ltd.(a)	641	46,985
Machinery & Components — 0.5%
Joy Global, Inc.	714	37,192
Manufacturing — 1.4%
Applied Materials, Inc.	4,784	77,884
Lam Research Corp.(a)	853	39,767
		117,651
Medical Supplies — 1.7%
Biomet, Inc.	1,968	61,579
Dentsply International, Inc.	446	27,028
Intuitive Surgical, Inc.(a)	217	25,599
Patterson Cos., Inc.(a)	783	27,350
		141,556
Pharmaceuticals — 11.5%
Amgen, Inc.(a)	3,251	212,063
Amylin Pharmaceuticals, Inc.(a)	713	35,201
Biogen Idec, Inc.(a)	2,208	102,297
Celgene Corp.(a)	2,065	97,943
Genzyme Corp.(a)	1,911	116,667
Gilead Sciences, Inc.(a)	2,662	157,484
MedImmune, Inc.(a)	1,555	42,140
Sepracor, Inc.(a)	619	35,370
Sigma-Aldrich Corp.	382	27,748
Teva Pharmaceutical Sponsored ADR (Israel)	3,713	117,294
		944,207
Prepackaged Software — 14.1%
Activision, Inc.(a)	1,458	16,592
Adobe Systems, Inc.(a)	3,510	106,564

(Continued)

The accompanying notes are an integral part of the financial statements.

33

MML OTC 100 Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Check Point Software Technologies Ltd.(a)	1,423	$25,016
Citrix Systems, Inc.(a)	1,292	51,861
Electronic Arts, Inc.(a)	1,808	77,816
Intuit, Inc.(a)	1,298	78,386
Microsoft Corp.	20,766	483,848
Oracle Corp.(a)	13,086	189,616
Red Hat, Inc.(a)	1,038	24,289
Symantec Corp.(a)	6,484	100,761
		1,154,749
Retail — 5.6%
Amazon.com, Inc.(a)	1,635	63,242
Bed Bath & Beyond, Inc.(a)	2,249	74,599
Costco Wholesale Corp.	1,468	83,867
Petsmart, Inc.	821	21,018
Sears Holdings Corp.(a)	970	150,195
Staples, Inc.	2,890	70,285
		463,206
Retail – Grocery — 0.6%
Whole Foods Market, Inc.	817	52,811
Telephone Utilities — 0.6%
NII Holdings, Inc. Cl. B(a)	873	49,220
Transportation — 1.8%
Discovery Holding Co. Cl. A(a)	1,405	20,555
Expeditors International of Washington, Inc.	1,252	70,125
Robinson (C.H.) Worldwide, Inc.	989	52,714
		143,394
Travel — 0.4%
Expedia, Inc.(a)	2,024	30,299
TOTAL EQUITIES (Cost $7,102,284)		7,930,605

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 3.7%
Repurchase Agreement — 3.1%
Investors Bank & Trust Company Repurchase Agreement, dated 06/30/2006, 3.75%, due 07/03/2006(b)	$250,762	$250,762
U.S. Treasury Bills — 0.6%
U.S. Treasury Bill 4.658% 09/21/2006	50,000	49,470
TOTAL SHORT-TERM INVESTMENTS (Cost $300,232)		300,232
TOTAL INVESTMENTS — 100.3% (Cost $7,402,516)(c)		8,230,837
Other Assets/ (Liabilities) — (0.3%)		(20,756)
NET ASSETS — 100.0%		$8,210,081

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)  Non-income producing security.

(b)  Maturity value of $250,841. Collateralized by a U.S. Government Agency obligation with a rate of 8.30%, maturity date of 11/25/2021, and an aggregate market value, including accrued interest, of $263,300.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

34

MML Small Cap Growth Equity Fund – Portfolio of Investments

June 30, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 83.6%
COMMON STOCK
Advertising — 1.4%
Catalina Marketing Corp.	12,700	$361,442
Focus Media Holding Limited ADR (China)(a)	6,210	404,644
Getty Images, Inc.(a) (b)	17,475	1,109,837
		1,875,923
Aerospace & Defense — 0.5%
Alliant Techsystems, Inc.(a)	7,190	548,956
Transdigm Group, Inc.(a)	6,600	158,070
		707,026
Air Transportation — 0.9%
Airtran Holdings, Inc.(a) (b)	21,800	323,948
Copa Holdings SA Cl. A	11,550	261,607
Gol Linhas Aereas Inteligentes SA ADR (Brazil)(b)	8,920	316,660
JetBlue Airways Corp.(a) (b)	21,500	261,010
		1,163,225
Apparel, Textiles & Shoes — 1.4%
Citi Trends, Inc.(a) (b)	6,950	296,695
DSW, Inc. Cl. A(a) (b)	9,200	335,064
Iconix Brand Group, Inc.(a)	18,660	304,904
Skechers U.S.A., Inc. Cl. A(a)	16,800	405,048
Too, Inc.(a)	12,100	464,519
		1,806,230
Automotive & Parts — 2.8%
A.S.V., Inc.(a) (b)	39,200	903,168
Aftermarket Technology Corp.(a)	11,730	291,490
American Axle & Manufacturing Holdings, Inc.(b)	16,100	275,471
LKQ Corp.(a)	81,904	1,556,176
Tenneco, Inc.(a)	14,600	379,600
United Auto Group, Inc.	12,400	264,740
		3,670,645
Banking, Savings & Loans — 2.2%
Advanta Corp. Cl. B	11,400	409,830
Euronet Worldwide, Inc.(a) (b)	12,200	468,114
Financial Federal Corp.	44,887	1,248,307
First Community Bancorp	9,910	585,483
Signature Bank(a)	6,520	211,118
		2,922,852

	Number of Shares	Market Value
Broadcasting, Publishing & Printing — 0.7%
Central European Media Enterprises Ltd.(a)	4,290	$271,085
Charter Communications, Inc. Cl. A(a) (b)	117,300	132,549
LodgeNet Entertainment Corp.(a)	10,600	197,690
TiVo, Inc.(a) (b)	49,400	353,210
		954,534
Building Materials & Construction — 0.6%
Beacon Roofing Supply, Inc.(a)	21,460	472,335
Martin Marietta Materials, Inc.	4,300	391,945
		864,280
Chemicals — 0.9%
Cytec Industries, Inc.(b)	6,725	360,863
Hercules, Inc.(a)	24,900	379,974
Minerals Technologies, Inc.	6,000	312,000
VeraSun Energy(a) (b)	6,800	178,432
		1,231,269
Commercial Services — 9.9%
ADVO, Inc.	11,300	278,093
American Reprographics Co.(a)	13,080	474,150
Bowne & Co., Inc.	20,000	286,000
The Corporate Executive Board Co.	18,157	1,819,331
Corrections Corp. of America(a)	12,740	674,456
Ctrip.com International Ltd. ADR (China)(b)	5,650	288,432
Exelixis, Inc.(a)	16,700	167,835
Harris Interactive, Inc.(a)	33,300	189,810
Ikon Office Solutions, Inc.	11,500	144,900
Incyte Corp.(a)	25,800	118,680
ITT Educational Services, Inc.(a)	32,550	2,142,115
Lincoln Educational Services Corp.(a) (b)	31,300	534,917
Magellan Health Services, Inc.(a)	17,470	791,566
Mobile Mini, Inc.(a)	21,900	640,794
MoneyGram International, Inc.	15,900	539,805
Move, Inc.(a)	62,000	339,760
Pharmaceutical Product Development, Inc.	16,470	578,426

	Number of Shares	Market Value
Resources Connection, Inc.(a)	14,350	$359,037
Sotheby's(a)	25,400	666,750
Stericycle, Inc.(a)	7,820	509,082
URS Corp.(a)	6,290	264,180
Valassis Communications, Inc.(a)	11,500	271,285
Vertrue, Inc.(a) (b)	10,850	466,875
VistaPrint Ltd.(a)	13,510	361,257
Washington Group International, Inc.	5,200	277,368
		13,184,904
Communications — 1.2%
Crown Castle International Corp.(a) (b)	14,450	499,103
Polycom, Inc.(a)	13,600	298,112
Powerwave Technologies, Inc.(a) (b)	27,900	254,448
SBA Communications Corp. Cl. A(a)	14,890	389,225
Syniverse Holdings, Inc.(a)	14,380	211,386
		1,652,274
Computer & Other Data Processing Service — 0.6%
IHS, Inc. Cl. A(a)	15,070	446,524
LoopNet, Inc.(a) (b)	17,360	323,070
		769,594
Computer Integrated Systems Design — 0.9%
Avid Technology, Inc.(a) (b)	16,450	548,278
Hypercom Corp.(a)	45,890	429,072
Sapient Corp.(a)	45,100	239,030
		1,216,380
Computer Maintenance & Repair — 0.2%
Electronics for Imaging, Inc.(a) (b)	12,700	265,176
Computer Related Services — 2.5%
Checkfree Corp.(a) (b)	42,842	2,123,250
Ingram Micro, Inc. Cl. A(a)	23,400	424,242
NetFlix, Inc.(a) (b)	25,980	706,916
		3,254,408
Computers & Information — 2.4%
Cognos, Inc.(a)	10,470	297,872
Foundry Networks, Inc.(a)	12,700	135,382
Redback Networks, Inc.(a)	15,960	292,706
Scientific Games Corp. Cl. A(a)	44,800	1,595,776
VeriFone Holdings, Inc.(a) (b)	27,450	836,676
		3,158,412

(Continued)

The accompanying notes are an integral part of the financial statements.

35

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Cosmetics & Personal Care — 0.2%
Nu Skin Enterprises, Inc. Cl. A	15,900	$236,115
Data Processing & Preparation — 1.7%
FactSet Research Systems, Inc.	41,012	1,939,868
The BISYS Group, Inc.(a)	19,000	260,300
		2,200,168
Electric Utilities — 0.4%
El Paso Electric Co.(a)	15,800	318,528
Suntech Power Holdings Co. Ltd. ADR (China)(a) (b)	7,900	223,175
		541,703
Electrical Equipment & Electronics — 5.0%
Benchmark Electronics, Inc.(a) (b)	11,150	268,938
Cree, Inc.(a) (b)	30,860	733,234
CSR PLC(a)	8,094	186,641
Cypress Semiconductor Corp.(a) (b)	19,400	282,076
Daktronics, Inc.	17,050	492,234
Energy Conversion Devices, Inc.(a)	5,700	207,651
Evergreen Solar, Inc.(a) (b)	16,130	209,367
FuelCell Energy, Inc.(a)	18,000	172,440
Gentex Corp.	43,650	611,100
Integrated Device Technology, Inc.(a)	36,590	518,846
International Rectifier Corp.(a)	17,850	697,578
Newport Corp.(a)	11,100	178,932
ON Semiconductor Corp.(a)	30,900	181,692
Photon Dynamics, Inc.(a)	13,200	165,264
Semtech Corp.(a)	19,300	278,885
Silicon-On-Insulator Technologies(a)	10,130	290,225
Teledyne Technologies, Inc.(a)	18,870	618,181
TomTom NV(a)	6,870	265,062
Trident Microsystems, Inc.(a)	11,800	223,964
		6,582,310
Energy — 5.5%
Acergy SA, Sponsored ADR(a)	18,890	289,017
Alon USA Energy, Inc.(b)	19,330	608,315
Arch Coal, Inc.(b)	9,300	394,041
Bill Barrett Corp.(a) (b)	25,900	766,899
Cabot Oil & Gas Corp.(b)	7,410	363,090
Comstock Resources, Inc.(a)	14,600	435,956
Denbury Resources, Inc.(a)	9,140	289,464

	Number of Shares	Market Value
EXCO Resources, Inc.(a)	35,300	$402,420
Frontier Oil Corp.	10,250	332,100
Grey Wolf, Inc.(a) (b)	37,100	285,670
Newfield Exploration Co.(a)	29,000	1,419,260
OPTI Canada, Inc.(a)	300	6,171
OPTI Canada, Inc. CAD(a) (c)	16,600	341,475
Range Resources Corp.	13,555	368,560
TETRA Technologies, Inc.(a)	13,500	408,915
UGI Corp.	12,600	310,212
Whiting Petroleum Corp.(a) (b)	7,300	305,651
		7,327,216
Entertainment & Leisure — 2.6%
Churchill Downs, Inc.	6,900	258,405
DreamWorks Animation SKG, Inc. Cl. A(a) (b)	14,100	322,890
Gaylord Entertainment(a)	28,800	1,256,832
Live Nation, Inc.(a)	10,090	205,432
Pinnacle Entertainment, Inc.(a)	17,720	543,118
Shuffle Master, Inc.(a) (b)	26,600	871,948
		3,458,625
Financial Services — 2.2%
Affiliated Managers Group, Inc.(a) (b)	6,120	531,767
Apollo Investment Corp.	15,500	286,440
Investment Technology Group, Inc.(a)	5,950	302,617
Jones Soda Co.(a)	7,600	61,560
The Nasdaq Stock Market, Inc.(a)	8,800	263,120
National Financial Partners Corp.	5,420	240,160
Nuveen Investments, Inc. Cl. A(b)	13,630	586,772
Redwood Trust, Inc.(b)	6,600	322,278
Strategic Hotels & Resorts, Inc.	12,900	267,546
		2,862,260
Foods — 1.8%
Panera Bread Co. Cl. A(a)	24,400	1,640,656
United Natural Foods, Inc.(a) (b)	20,800	686,816
		2,327,472
Healthcare — 5.3%
Allscripts Healthcare Solutions, Inc.(a) (b)	58,300	1,023,165
AmSurg Corp.(a) (b)	60,650	1,379,788
Covance Inc.(a)	4,470	273,653

	Number of Shares	Market Value
Genesis HealthCare Corp.(a) (b)	10,000	$473,700
Healthways, Inc.(a)	32,100	1,689,744
Human Genome Sciences, Inc.(a) (b)	33,500	358,450
LifePoint Hospitals, Inc.(a)	23,170	744,452
Manor Care, Inc.(b)	9,900	464,508
Matria Healthcare, Inc.(a) (b)	9,400	201,348
Symbion, Inc.(a)	18,110	375,964
		6,984,772
Heavy Machinery — 1.2%
Aviall, Inc.(a)	8,400	399,168
Bucyrus International, Inc. Cl. A(b)	13,930	703,465
Goodman Global, Inc.(a)	21,580	327,584
Verigy Ltd.(a)	7,200	113,544
		1,543,761
Home Construction, Furnishings & Appliances — 0.2%
Ethan Allen Interiors, Inc.	7,100	259,505
Household Products — 0.2%
Ferro Corp.	14,100	225,036
Industrial – Diversified — 0.5%
Nordson Corp.	13,200	649,176
Information Retrieval Services — 1.0%
Bankrate, Inc.(a) (b)	7,440	280,934
CoStar Group, Inc.(a) (b)	17,300	1,035,059
		1,315,993
Insurance — 1.8%
Arch Capital Group Ltd.(a)	10,370	616,600
Aspen Insurance Holdings Ltd.	12,500	291,125
Platinum Underwriters Holdings Ltd.	9,100	254,618
ProAssurance Corp.(a)	14,230	685,601
Reinsurance Group of America, Inc.	5,900	289,985
United America Indemnity Ltd. Cl. A(a)	12,500	260,500
		2,398,429
Internet Software — 0.5%
Opsware, Inc.(a)	83,210	685,650
Lodging — 0.9%
Vail Resorts, Inc.(a) (b)	32,950	1,222,445
Machinery & Components — 0.9%
Axcelis Technologies, Inc.(a)	40,400	238,360

(Continued)

The accompanying notes are an integral part of the financial statements.

36

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Chicago Bridge & Iron Co. NV(b)	37,650	$909,248
		1,147,608
Medical Supplies — 3.3%
Arrow International, Inc.	9,300	305,691
Hologic, Inc.(a)	1,860	91,810
Intralase Corp.(a) (b)	55,500	929,070
Intuitive Surgical, Inc.(a) (b)	1,030	121,509
Kensey Nash Corp.(a) (b)	11,200	330,400
Kyphon, Inc.(a) (b)	43,660	1,674,798
PSS World Medical, Inc.(a) (b)	50,000	882,500
		4,335,778
Metals & Mining — 0.5%
Carpenter Technology	1,500	173,250
CommScope, Inc.(a)	6,100	191,662
The Shaw Group, Inc.(a)	10,150	282,170
		647,082
Oil & Gas — 0.3%
Pride International, Inc.(a) (b)	14,630	456,895
Pharmaceuticals — 3.2%
Alkermes, Inc.(a) (b)	26,930	509,516
Amylin Pharmaceuticals, Inc.(a) (b)	14,940	737,588
Arena Pharmaceuticals, Inc.(a) (b)	9,400	108,852
Atherogenics, Inc.(a) (b)	12,380	161,559
Digene Corp.(a)	18,230	706,230
Encysive Pharmaceuticals, Inc.(a)	13,780	95,495
The Medicines Co.(a)	16,880	330,004
Mylan Laboratories, Inc.	24,490	489,800
Vertex Pharmaceuticals, Inc.(a) (b)	7,990	293,313
Visicu Inc.(a)	40,980	723,297
Zymogenetics, Inc.(a)	6,900	130,893
		4,286,547
Prepackaged Software — 8.2%
Activision, Inc.(a)	29,130	331,499
Ansys, Inc.(a)	10,570	505,457
Blackbaud, Inc.	92,700	2,104,290
Blackboard, Inc.(a)	47,500	1,375,600
Cerner Corp.(a) (b)	30,450	1,130,000
Dendrite International, Inc.(a)	57,500	531,300
Epicor Software Corp.(a)	23,200	244,296
EPIQ Systems, Inc.(a) (b)	23,190	385,882
Kenexa Corp.(a)	18,845	600,213

	Number of Shares	Market Value
MicroStrategy, Inc. Cl. A(a)	9,100	$887,432
Red Hat, Inc.(a) (b)	32,220	753,948
Take-Two Interactive Software, Inc.(a) (b)	78,400	835,744
THQ, Inc.(a)	9,555	206,388
Transaction Systems Architects, Inc. Cl. A(a)	12,850	535,717
Verint Systems, Inc.(a)	7,010	204,622
Vignette Corp.(a)	19,700	287,226
		10,919,614
Restaurants — 0.5%
California Pizza Kitchen, Inc.(a)	15,880	436,382
RARE Hospitality International, Inc.(a)	8,600	247,336
		683,718
Retail — 2.1%
Borders Group, Inc.	12,200	225,212
GameStop Corp. Cl. B(a)	7,070	242,148
O'Reilly Automotive, Inc.(a)	39,490	1,231,693
Stamps.com, Inc.(a) (b)	14,350	399,217
Zumiez, Inc.(a) (b)	17,400	653,718
		2,751,988
Telephone Utilities — 1.1%
Equinix, Inc.(a) (b)	6,030	330,806
General Communication, Inc. Cl. A(a)	31,200	384,384
NeuStar, Inc. Cl. A(a) (b)	23,080	778,950
		1,494,140
Transportation — 3.4%
American Commercial Lines, Inc.(a)	7,730	465,733
Con-way, Inc.	4,470	258,947
GATX Corp.	6,200	263,500
J.B. Hunt Transport Services, Inc.	60,800	1,514,528
Kansas City Southern(a)	72,275	2,002,018
		4,504,726
TOTAL EQUITIES (Cost $94,140,326)		110,745,864
MUTUAL FUND — 1.7%
Financial Services
iShares Russell 2000 Growth Index Fund(b)	31,350	2,304,539
TOTAL MUTUAL FUND (Cost $2,227,660)		2,304,539
TOTAL LONG TERM INVESTMENTS (Cost $96,367,986)		113,050,403

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 33.0%
Cash Equivalents — 23.1%(e)
Abbey National PLC Eurodollar Time Deposit 5.100% 07/10/2006	$334,949	$334,949
ABN Amro Bank NV Certificate of Deposit 5.305% 11/21/2006	334,949	334,949
American Beacon Money Market Fund(d)	341,619	341,619
Bank of America 5.270% 07/14/2006	669,898	669,898
Bank of America 5.310% 03/08/2007	669,898	669,898
Bank of Montreal Eurodollar Time Deposit 5.290% 08/03/2006	669,898	669,898
Bank of Nova Scotia Eurodollar Time Deposit 5.290% 08/08/2006	669,898	669,898
Barclays Eurodollar Time Deposit 5.150% 08/01/2006	1,004,847	1,004,847
Branch Banker & Trust Eurodollar Time Deposit 5.250% 07/26/2006	1,205,817	1,205,817
Calyon Eurodollar Time Deposit 5.300% 08/08/2006	669,898	669,898
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.310% 07/31/2006	669,898	669,898
Deutsche Bank Eurodollar Time Deposit 5.250% 07/05/2006	1,674,744	1,674,744
Dexia Group Eurodollar Time Deposit 5.300% 08/09/2006	870,867	870,867
Federal Home Loan Bank Discount Note 5.181% 07/19/2006	533,230	533,230
First Tennessee National Corporation Eurodollar Time Deposit 5.270% 07/24/2006	803,877	803,877
Fortis Bank Eurodollar Time Deposit 5.090% 07/05/2006	669,898	669,898
Fortis Bank Eurodollar Time Deposit 5.250% 07/03/2006	669,898	669,898

(Continued)

The accompanying notes are an integral part of the financial statements.

37

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Fortis Bank Eurodollar Time Deposit 5.250% 07/06/2006	$669,898	$669,898
Freddie Mac Discount Note 5.191% 07/25/2006	399,784	399,784
Harris NA Eurodollar Time Deposit 5.080% 07/05/2006	468,928	468,928
HBOS Halifax Bank of Scotland Certificate of Deposit 5.110% 07/10/2006	669,898	669,898
National Australia Bank Eurodollar Time Deposit 5.290% 07/03/2006	2,344,642	2,344,642
National City Corporation Eurodollar Time Deposit 5.220% 07/03/2006	795,310	795,310
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 5.130% 07/12/2006	669,898	669,898
Societe Generale Eurodollar Time Deposit 5.200% 08/08/2006	669,898	669,898
Societe Generale Eurodollar Time Deposit 5.270% 07/17/2006	870,867	870,867
Standard Chartered Bank Eurodollar Time Deposit 5.260% 07/07/2006	1,004,847	1,004,847
Svenska Handlesbanken Eurodollar Time Deposit 5.290% 07/03/2006	2,245,836	2,245,836
The Bank of the West Eurodollar Time Deposit 5.250% 08/07/2006	1,138,826	1,138,826
Toronto Dominion Bank Eurodollar Time Deposit 5.300% 07/31/2006	1,875,714	1,875,714
UBS AG Eurodollar Time Deposit 5.250% 07/21/2006	1,004,847	1,004,847
UBS AG Eurodollar Time Deposit 5.250% 08/04/2006	1,004,847	1,004,847
Wells Fargo Eurodollar Time Deposit 5.160% 07/13/2006	669,898	669,898
Wells Fargo Eurodollar Time Deposit 5.170% 07/03/2006	669,898	669,898

	Principal Amount	Market Value
Wells Fargo Eurodollar Time Deposit 5.210% 07/06/2006	$334,949	$334,949
Wells Fargo Eurodollar Time Deposit 5.250% 07/03/2006	669,898	669,898
		30,642,766
Repurchase Agreement — 9.9%
Investors Bank & Trust Company Repurchase Agreement, dated 06/30/2006, 3.75%, due 07/03/2006(f)	13,034,650	13,034,650
TOTAL SHORT-TERM INVESTMENTS (Cost $43,677,416)		43,677,416
TOTAL INVESTMENTS — 118.3% (Cost $140,045,402)(g)		156,727,819
Other Assets/ (Liabilities) — (18.3%)		(24,293,988)
NET ASSETS — 100.0%		$132,433,831

Notes to Portfolio of Investments

ADR - American Depository Receipt

CAD - Canadian Dollar

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan. (Note 2).

(c)  The principal amount of the security is in foreign currency. The market value is in U.S. dollars.

(d)  Amount represents shares owned of the fund.

(e)  Represents investments of security lending collateral. (Note 2).

(f)  Maturity value of $13,038,724. Collateralized by a U.S. Government Agency obligation with a rate of 4.127%, maturity date of 05/01/2034, and aggregate market value, including accrued interest, of $13,686,383.

(g)  See Note 6 for aggregate cost for Federal tax purposes.

(Continued)

The accompanying notes are an integral part of the financial statements.

38

MML Emerging Growth Fund – Portfolio of Investments

June 30, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 94.4%
COMMON STOCK
Advertising — 2.1%
AQuantive, Inc.(a)	7,920	$200,614
Marchex, Inc. Cl. B(a)	2,860	46,990
Valueclick, Inc.(a)	3,495	53,648
		301,252
Aerospace & Defense — 0.6%
Armor Holdings, Inc.(a)	1,580	86,631
Apparel, Textiles & Shoes — 4.0%
Christopher & Banks Corp.	6,180	179,220
Iconix Brand Group, Inc.(a)	6,300	102,942
J Crew Group, Inc.(a)	90	2,470
Steven Madden Ltd.	4,870	144,249
Volcom, Inc.(a)	4,500	143,955
		572,836
Banking, Savings & Loans — 1.3%
PrivateBancorp, Inc.	3,556	147,254
SVB Financial Group(a)	750	34,095
		181,349
Beverages — 0.6%
Peet's Coffee & Tea, Inc.(a)	2,640	79,702
Chemicals — 0.0%
Aventine Renewable Energy Holdings, Inc.(a)	130	5,057
Commercial Services — 15.6%
Akamai Technologies, Inc.(a)	3,790	137,160
AMN Healthcare Services, Inc.(a)	8,040	163,211
Ctrip.com International Ltd. ADR (China)	2,900	148,045
FTI Consulting, Inc.(a)	7,690	205,861
Heartland Payment Systems, Inc.(a)	5,700	158,916
Huron Consulting Group, Inc.(a)	6,160	216,154
Keryx Biopharmaceuticals(a)	9,510	135,042
Lifecell Corp.(a)	10,100	312,292
Liquidity Services, Inc.(a)	3,200	49,824
Portfolio Recovery Associates, Inc.(a)	5,650	258,205
Sotheby's(a)	4,610	121,012
Team, Inc.(a)	4,930	123,496
THE9 Ltd. ADR (Cayman Islands)(a)	5,100	118,269
VistaPrint Ltd.(a)	4,030	107,762
		2,255,249

	Number of Shares	Market Value
Communications — 1.3%
AudioCodes Ltd.(a)	14,430	$157,287
Openwave Systems, Inc.(a)	2,260	26,080
		183,367
Computer & Other Data Processing Service — 0.2%
Omniture, Inc.(a)	4,270	31,128
Computer Integrated Systems Design — 0.7%
Eclipsys Corp.(a)	5,810	105,510
Computer Related Services — 0.8%
Neoware, Inc.(a)	2,220	27,284
NetFlix, Inc.(a)	3,080	83,807
		111,091
Computers & Information — 3.5%
M-Systems Flash Disk Pioneers Ltd.(a)	7,270	215,410
Netgear, Inc.(a)	1,650	35,722
Rackable Systems, Inc.(a)	2,590	102,279
Redback Networks, Inc.(a)	4,540	83,264
Xyratex Ltd.(a)	2,400	63,480
		500,155
Consumer Services — 0.4%
Icon PLC Sponsored ADR (United Kingdom)(a)	1,000	55,300
Data Processing & Preparation — 1.5%
FactSet Research Systems, Inc.	2,510	118,723
The TriZetto Group, Inc.(a)	6,840	101,164
		219,887
Electrical Equipment & Electronics — 10.6%
American Science & Engineering, Inc.(a)	2,010	116,419
Atheros Communications, Inc.(a)	10,420	197,563
FormFactor, Inc.(a)	3,910	174,503
Hittite Microwave Corp.(a)	5,150	186,224
Itron, Inc.(a)	890	52,741
Ixia(a)	3,320	29,880
Netlogic Microsystems, Inc.(a)	4,860	156,735
O2Micro International Ltd. ADR (Cayman Islands)(a)	3,950	30,376
OmniVision Technologies, Inc.(a)	2,450	51,744
Silicon Image, Inc.(a)	10,710	115,454
Silicon Motion Technology Corp. ADR (Taiwan)(a)	7,800	111,852

	Number of Shares	Market Value
SiRF Technology Holdings, Inc.(a)	2,390	$77,006
Tessera Technologies, Inc.(a)	3,350	92,125
Trident Microsystems, Inc.(a)	2,390	45,362
Vimicro International Corp. ADR (Cayman Islands)(a)	4,700	59,267
Volterra Semiconductor Corp.(a)	2,000	30,520
		1,527,771
Energy — 3.6%
Oceaneering International, Inc.(a)	2,220	101,787
Parallel Petroleum Corp.(a)	6,670	164,816
TETRA Technologies, Inc.(a)	4,450	134,791
W-H Energy Services, Inc.(a)	2,210	112,334
		513,728
Entertainment & Leisure — 0.6%
Pinnacle Entertainment, Inc.(a)	3,000	91,950
Financial Services — 6.3%
Affiliated Managers Group, Inc.(a)	1,730	150,320
Boston Private Financial Holdings, Inc.	4,030	112,437
GFI Group, Inc.(a)	2,310	124,625
Gmarket, Inc. ADR(a)	340	5,226
Greenhill & Co., Inc.	1,200	72,912
IntercontinentalExchange, Inc.(a)	650	37,661
International Securities Exchange, Inc.	2,790	106,215
Investment Technology Group, Inc.(a)	3,360	170,890
optionsXpress Holdings, Inc.	5,600	130,536
		910,822
Foods — 0.7%
United Natural Foods, Inc.(a)	2,970	98,069
Healthcare — 4.4%
Allscripts Healthcare Solutions, Inc.(a)	3,870	67,919
Healthways, Inc.(a)	1,960	103,174
LCA-Vision, Inc.	2,410	127,513
Matria Healthcare, Inc.(a)	2,300	49,266

(Continued)

The accompanying notes are an integral part of the financial statements.

39

MML Emerging Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Nighthawk Radiology Holdings, Inc.(a)	2,910	$52,205
Radiation Therapy Services, Inc.(a)	4,030	108,447
United Surgical Partners International, Inc.(a)	4,325	130,053
		638,577
Heavy Machinery — 2.8%
Dril-Quip, Inc.(a)	3,070	253,091
Lufkin Industries, Inc.	2,430	144,415
		397,506
Home Construction, Furnishings & Appliances — 1.4%
Select Comfort Corp.(a)	8,510	195,475
Industrial - Distribution — 0.3%
MWI Veterinary Supply, Inc.(a)	1,320	48,088
Information Retrieval Services — 1.2%
Digital River, Inc.(a)	4,340	175,293
Insurance — 1.5%
Centene Corp.(a)	3,110	73,178
The Navigators Group, Inc.(a)	3,230	141,539
		214,717
Internet Software — 0.9%
WebEx Communications, Inc.(a)	3,780	134,341
Lodging — 0.5%
Four Seasons Hotels, Inc.	1,260	77,414
Machinery & Components — 0.8%
Gardner Denver, Inc.(a)	2,940	113,190
Medical Supplies — 9.8%
Altus Pharmaceuticals, Inc.(a)	3,710	68,450
AngioDynamics, Inc.(a)	2,230	60,322
Eagle Test Systems, Inc.(a)	4,710	66,034
I-Flow Corp.(a)	5,100	55,182
Illumina, Inc.(a)	5,530	164,020
Intralase Corp.(a)	3,780	63,277
Intuitive Surgical, Inc.(a)	1,090	128,587
IRIS International, Inc.(a)	2,100	27,636
Kyphon, Inc.(a)	5,490	210,596
NuVasive, Inc.(a)	5,380	98,077
PolyMedica Corp.	3,050	109,678
Resmed, Inc.(a)	2,090	98,126
SonoSite, Inc.(a)	3,160	123,366
Vital Images, Inc.(a)	5,340	131,898
		1,405,249

	Number of Shares	Market Value
Metals & Mining — 0.7%
Dynamic Materials Corp.	3,030	$102,202
Pharmaceuticals — 1.5%
Adolor Corp.(a)	5,150	128,802
Array Biopharma, Inc.(a)	2,100	18,060
Solexa, Inc.(a)	8,490	72,165
		219,027
Prepackaged Software — 4.4%
Altiris, Inc.(a)	4,340	78,294
Informatica Corp.(a)	9,130	120,151
Kenexa Corp.(a)	5,240	166,894
MicroStrategy, Inc. Cl. A(a)	1,220	118,974
Quest Software, Inc.(a)	3,460	48,578
SPSS, Inc.(a)	1,170	37,604
THQ, Inc.(a)	1,950	42,120
Ultimate Software Group, Inc.(a)	1,070	20,501
		633,116
Restaurants — 1.0%
California Pizza Kitchen, Inc.(a)	4,412	121,242
Chipotle Mexican Grill, Inc. Cl. A(a)	300	18,285
		139,527
Retail — 2.9%
Coldwater Creek, Inc.(a)	5,770	154,405
GSI Commerce, Inc.(a)	5,934	80,287
Stamps.com, Inc.(a)	2,500	69,550
Zumiez, Inc.(a)	2,880	108,202
		412,444
Telecommunications — 0.6%
Time Warner Telecom, Inc. Cl. A(a)	6,240	92,664
Telephone Utilities — 3.0%
Equinix, Inc.(a)	2,610	143,185
j2 Global Communications, Inc.(a)	9,312	290,721
		433,906
Transportation — 2.3%
American Commercial Lines, Inc.(a)	1,450	87,363
Hornbeck Offshore Services, Inc.(a)	6,910	245,443
		332,806
TOTAL EQUITIES (Cost $12,747,721)		13,596,396

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 3.9%
Repurchase Agreement
Investors Bank & Trust Company Repurchase Agreement, dated 06/30/2006, 3.75%, due 07/03/2006(b)	$571,457	$571,457
TOTAL SHORT-TERM INVESTMENTS (Cost $571,457)		571,457
TOTAL INVESTMENTS — 98.3% (Cost $13,319,178)(c)		14,167,853
Other Assets/ (Liabilities) — 1.7%		239,792
NET ASSETS — 100.0%		$14,407,645

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)  Non-income producing security.

(b)  Maturity value of $571,636. Collateralized by a U.S. Government Agency obligation with a rate of 7.625%, maturity date of 05/25/2024, and an aggregate market value, including accrued interest, of $600,030.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

40

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MML Series Investment Fund – Financial Statements

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

	MML Large Cap Value Fund	MML Equity Index Fund	MML Growth Equity Fund
Assets:
Investments, at value (Note 2)(a)	$159,689,682	$371,636,490	$18,446,981
Short-term investments, at value (Note 2)(b)	14,892,912	23,601,583	1,721,582
Total investments(c)	174,582,594	395,238,073	20,168,563
Cash	-	-	-
Foreign currency, at value(d)	-	-	-
Receivables from:
Investments sold	77,291	193,950	881,149
Investment adviser (Note 3)	-	3,200	3,074
Fund shares sold	372,056	244,971	-
Interest and dividends	224,138	499,443	37,043
Foreign taxes withheld	1,470	-	16
Prepaid expenses	7,745	36,956	-
Total assets	175,265,294	396,216,593	21,089,845
Liabilities:
Payables for:
Investments purchased	95,109	12,032	875,633
Fund shares repurchased	1,155,000	2,708,616	-
Variation margin on open futures contracts (Note 2)	-	5,760	800
Securities on loan	8,535,169	21,736,822	1,032,900
Directors' fees and expenses (Note 3)	21,399	92,043	7,968
Affiliates (Note 3):
Investment management fees	103,109	30,501	12,478
Administration fees	-	36,635	-
Due to custodian	-	-	34,752
Accrued expense and other liabilities	-	-	8,385
Total liabilities	9,909,786	24,622,409	1,972,916
Net assets	$165,355,508	$371,594,184	$19,116,929
Net assets consist of:
Paid-in capital	$142,756,844	$334,920,498	$42,889,628
Undistributed net investment income (distributions in excess of net investment income)	651,830	3,201,135	62,123
Accumulated net realized loss on investments	(6,237,941)	(18,800,674)	(23,568,480)
Net unrealized appreciation (depreciation) on investments	28,184,775	52,273,225	(266,342)
Net assets	$165,355,508	$371,594,184	$19,116,929
Shares outstanding	14,257,287	-	2,775,863
Net asset value, offering price and redemption price per share	$11.60	$-	$6.89
(a) Cost of investments:	$131,506,177	$319,399,800	$18,717,795
(b) Cost of short-term investments:	$14,892,912	$23,601,583	$1,721,582
(c) Securities on loan with market value of:	$8,330,015	$21,027,553	$1,004,995
(d) Cost of foreign currency:	$-	$-	$-

	MML OTC 100 Fund	MML Small Cap Growth Equity Fund	MML Emerging Growth Fund
Assets:
Investments, at value (Note 2)(a)	$7,930,605	$113,050,403	$13,596,396
Short-term investments, at value (Note 2)(b)	300,232	43,677,416	571,457
Total investments(c)	8,230,837	156,727,819	14,167,853
Cash	-	4,119,956	-
Foreign currency, at value(d)	-	5,954	-
Receivables from:
Investments sold	-	1,459,647	371,207
Investment adviser (Note 3)	3,241	-	5,204
Fund shares sold	63	2,231,196	4,003
Interest and dividends	576	56,141	1,394
Foreign taxes withheld	-	-	-
Prepaid expenses	-	22,274	-
Total assets	8,234,717	164,622,987	14,549,661
Liabilities:
Payables for:
Investments purchased	-	1,319,565	104,810
Fund shares repurchased	5,475	77,495	10,351
Variation margin on open futures contracts (Note 2)	2,430	-	-
Securities on loan	-	30,642,766	-
Directors' fees and expenses (Note 3)	4,046	17,502	4,572
Affiliates (Note 3):
Investment management fees	3,015	111,071	12,034
Administration fees	-	-	-
Due to custodian	-	-	-
Accrued expense and other liabilities	9,670	20,757	10,249
Total liabilities	24,636	32,189,156	142,016
Net assets	$8,210,081	$132,433,831	$14,407,645
Net assets consist of:
Paid-in capital	$16,447,839	$120,736,377	$20,155,531
Undistributed net investment income (distributions in excess of net investment income)	(2,340)	(267,408)	(69,521)
Accumulated net realized loss on investments	(9,069,231)	(4,717,264)	(6,527,040)
Net unrealized appreciation (depreciation) on investments	833,813	16,682,126	848,675
Net assets	$8,210,081	$132,433,831	$14,407,645
Shares outstanding	2,052,186	8,632,980	2,333,074
Net asset value, offering price and redemption price per share	$4.00	$15.34	$6.18
(a) Cost of investments:	$7,102,284	$96,367,986	$12,747,721
(b) Cost of short-term investments:	$300,232	$43,677,416	$571,457
(c) Securities on loan with market value of:	$-	$29,367,377	$-
(d) Cost of foreign currency:	$-	$6,388	$-

The accompanying notes are an integral part of the financial statements.

42

43

MML Series Investment Fund – Financial Statements (Continued)

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

	MML Large Cap Value Fund	MML Equity Index Fund	MML Growth Equity Fund
Class I shares:
Net assets	$-	$71,286,034	$-
Shares outstanding	-	4,527,812	-
Net asset value and redemption price per share	$-	$15.74	$-
Class II shares:
Net assets	$-	$170,352,074	$-
Shares outstanding	-	10,821,705	-
Net asset value, offering price and redemption price per share	$-	$15.74	$-
Class III shares:
Net assets	$-	$129,956,076	$-
Shares outstanding	-	8,265,352	-
Net asset value, offering price and redemption price per share	$-	$15.72	$-

	MML OTC 100 Fund	MML Small Cap Growth Equity Fund	MML Emerging Growth Fund
Class I shares:
Net assets	$-	$-	$-
Shares outstanding	-	-	-
Net asset value and redemption price per share	$-	$-	$-
Class II shares:
Net assets	$-	$-	$-
Shares outstanding	-	-	-
Net asset value, offering price and redemption price per share	$-	$-	$-
Class III shares:
Net assets	$-	$-	$-
Shares outstanding	-	-	-
Net asset value, offering price and redemption price per share	$-	$-	$-

The accompanying notes are an integral part of the financial statements.

44

45

MML Series Investment Fund – Financial Statements (Continued)

Statement of Operations

For the Six Months Ended June 30, 2006 (Unaudited)

	MML Large Cap Value Fund	MML Equity Index Fund	MML Growth Equity Fund
Investment income (Note 2):
Dividends(a)	$1,164,524	$3,674,044	$136,858
Interest	115,440	100,069	24,315
Securities lending income	6,545	12,448	717
Total investment income	1,286,509	3,786,561	161,890
Expenses (Note 3):
Investment management fees (Note 3)	580,277	194,506	81,085
Custody fees	15,272	40,691	9,809
Trustee reporting	1,078	1,078	1,078
Audit and legal fees	18,006	26,949	14,270
Proxy fees	511	330	345
Shareholder reporting fees	3,548	10,809	584
Directors' fees (Note 3)	13,369	39,463	1,982
	632,061	313,826	109,153
Administration fees (Note 3):
Class I	-	110,892	-
Class II	-	169,514	-
Class III	-	34,160	-
Total expenses	632,061	628,392	109,153
Expenses waived (Note 3)	-	(22,135)	(16,918)
Class II Administration fees waived (Note 3)	-	(44,609)	-
Class III Administration fees waived (Note 3)	-	(34,160)	-
Net expenses	632,061	527,488	92,235
Net investment income (loss)	654,448	3,259,073	69,655
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(189,884)	232,011	630,001
Closed futures contracts	-	(85,516)	(16,740)
Foreign currency transactions	(12,910)	-	-
Net realized gain (loss)	(202,794)	146,495	613,261
Net change in unrealized appreciation (depreciation) on:
Investments	3,600,980	7,203,569	(1,770,065)
Open futures contracts	-	65,347	8,271
Translation of assets and liabilities in foreign currencies	1,271	-	1
Net unrealized gain (loss)	3,602,251	7,268,916	(1,761,793)
Net realized and unrealized gain (loss)	3,399,457	7,415,411	(1,148,532)
Net increase (decrease) in net assets resulting from operations	$4,053,905	$10,674,484	$(1,078,877)
(a) Net of withholding tax of:	$7,659	$-	$-

	MML OTC 100 Fund	MML Small Cap Growth Equity Fund	MML Emerging Growth Fund
Investment income (Note 2):
Dividends(a)	$19,897	$208,152	$5,591
Interest	4,601	217,107	14,244
Securities lending income	-	31,612	-
Total investment income	24,498	456,871	19,835
Expenses (Note 3):
Investment management fees (Note 3)	20,310	644,094	76,965
Custody fees	6,820	30,835	16,817
Trustee reporting	1,078	1,078	1,078
Audit and legal fees	14,484	17,294	14,086
Proxy fees	330	511	511
Shareholder reporting fees	268	2,769	376
Directors' fees (Note 3)	907	10,660	1,345
	44,197	707,241	111,178
Administration fees (Note 3):
Class I	-	-	-
Class II	-	-	-
Class III	-	-	-
Total expenses	44,197	707,241	111,178
Expenses waived (Note 3)	(18,920)	-	(26,159)
Class II Administration fees waived (Note 3)	-	-	-
Class III Administration fees waived (Note 3)	-	-	-
Net expenses	25,277	707,241	85,019
Net investment income (loss)	(779)	(250,370)	(65,184)
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	274,211	6,983,038	1,010,061
Closed futures contracts	(30,171)	-	-
Foreign currency transactions	-	(1,363)	-
Net realized gain (loss)	244,040	6,981,675	1,010,061
Net change in unrealized appreciation (depreciation) on:
Investments	(606,680)	(2,799,495)	(485,546)
Open futures contracts	10,183	-	-
Translation of assets and liabilities in foreign currencies	93	(291)	-
Net unrealized gain (loss)	(596,404)	(2,799,786)	(485,546)
Net realized and unrealized gain (loss)	(352,364)	4,181,889	524,515
Net increase (decrease) in net assets resulting from operations	$(353,143)	$3,931,519	$459,331
(a) Net of withholding tax of:	$163	$1,574	$3

The accompanying notes are an integral part of the financial statements.

46

47

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Large Cap Value Fund		MML Equity Index Fund
	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$654,448	$825,193	$3,259,073	$6,249,807
Net realized gain (loss) on investment transactions	(202,794)	(263,759)	146,495	(3,764,903)
Net change in unrealized appreciation (depreciation) on investments	3,602,251	9,376,736	7,268,916	14,934,575
Net increase (decrease) in net assets resulting from operations	4,053,905	9,938,170	10,674,484	17,419,479
Distributions to shareholders (Note 2):
From net investment income	-	(827,092)	-	-
Class I	-	-	-	(1,060,658)
Class II	-	-	-	(2,843,739)
Class III	-	-	-	(2,331,952)
Total distributions from net investment income	-	(827,092)	-	(6,236,349)
Tax return of capital	-	(32,205)	-	-
Class I	-	-	-	(5,900)
Class II	-	-	-	(13,202)
Class III	-	-	-	(10,069)
Total tax return of capital	-	(32,205)	-	(29,171)
Net fund share transactions (Note 5):	27,545,138	41,779,858	-	-
Class I		-	(6,744,913)	(11,332,021)
Class II	-	-	(17,038,617)	(6,849,410)
Class III	-	-	(10,993,820)	(3,611,884)
Increase (decrease) in net assets from fund share transactions	27,545,138	41,779,858	(34,777,350)	(21,793,315)
Total increase (decrease) in net assets	31,599,043	50,858,731	(24,102,866)	(10,639,356)
Net assets:
Beginning of year	133,756,465	82,897,734	395,697,050	406,336,406
End of year	$165,355,508	$133,756,465	$371,594,184	$395,697,050
Undistributed net investment income (distributions in excess of net investment income) included in net assets at the end of the year	$651,830	$(2,618)	$3,201,135	$(57,938)

	MML Growth Equity Fund
	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$69,655	$89,288
Net realized gain (loss) on investment transactions	613,261	879,748
Net change in unrealized appreciation (depreciation) on investments	(1,761,793)	(125,356)
Net increase (decrease) in net assets resulting from operations	(1,078,877)	843,680
Distributions to shareholders (Note 2):
From net investment income	-	(92,443)
Class I	-	-
Class II	-	-
Class III	-	-
Total distributions from net investment income	-	(92,443)
Tax return of capital	-	-
Class I	-	-
Class II	-	-
Class III	-	-
Total tax return of capital	-	-
Net fund share transactions (Note 5):	(1,046,017)	(2,403,046)
Class I	-	-
Class II	-	-
Class III	-	-
Increase (decrease) in net assets from fund share transactions	(1,046,017)	(2,403,046)
Total increase (decrease) in net assets	(2,124,894)	(1,651,809)
Net assets:
Beginning of year	21,241,823	22,893,632
End of year	$19,116,929	$21,241,823
Undistributed net investment income (distributions in excess of net investment income) included in net assets at the end of the year	$62,123	$(7,532)

The accompanying notes are an integral part of the financial statements.

48

49

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML OTC 100 Fund		MML Small Cap Growth Equity Fund
	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$(779)	$2,847	$(250,370)	$(366,202)
Net realized gain (loss) on investment transactions	244,040	923,583	6,981,675	4,654,510
Net change in unrealized appreciation (depreciation) on investments	(596,404)	(878,675)	(2,799,786)	5,548,935
Net increase (decrease) in net assets resulting from operations	(353,143)	47,755	3,931,519	9,837,243
Distributions to shareholders (Note 2):
From net investment income	-	(4,405)	-	-
Class I	-	-	-	-
Class II	-	-	-	-
Class III	-	-	-	-
Total distributions from net investment income	-	(4,405)	-	-
Tax return of capital	-	-	-	-
Class I	-	-	-	-
Class II	-	-	-	-
Class III	-	-	-	-
Total tax return of capital	-	-	-	-
Net fund share transactions (Note 5):	(933,251)	(2,769,904)	23,494,274	33,161,807
Class I	-	-	-	-
Class II	-	-	-	-
Class III	-	-	-	-
Increase (decrease) in net assets from fund share transactions	(933,251)	(2,769,904)	23,494,274	33,161,807
Total increase (decrease) in net assets	(1,286,394)	(2,726,554)	27,425,793	42,999,050
Net assets:
Beginning of year	9,496,475	12,223,029	105,008,038	62,008,988
End of year	$8,210,081	$9,496,475	$132,433,831	$105,008,038
Undistributed net investment income (distributions in excess of net investment income) included in net assets at the end of the year	$(2,340)	$(1,561)	$(267,408)	$(17,038)

	MML Emerging Growth Fund
	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
Increase (Decrease) in Net Assets Operations:
Net investment income (loss)	$(65,184)	$(121,306)
Net realized gain (loss) on investment transactions	1,010,061	898,014
Net change in unrealized appreciation (depreciation) on investments	(485,546)	(656,201)
Net increase (decrease) in net assets resulting from operations	459,331	120,507
Distributions to shareholders (Note 2):
From net investment income	-	-
Class I	-	-
Class II	-	-
Class III	-	-
Total distributions from net investment income	-	-
Tax return of capital	-	-
Class I	-	-
Class II	-	-
Class III	-	-
Total tax return of capital	-	-
Net fund share transactions (Note 5):	141,367	(449,466)
Class I	-	-
Class II	-	-
Class III	-	-
Increase (decrease) in net assets from fund share transactions	141,367	(449,466)
Total increase (decrease) in net assets	600,698	(328,959)
Net assets:
Beginning of year	13,806,947	14,135,906
End of year	$14,407,645	$13,806,947
Undistributed net investment income (distributions in excess of net investment income) included in net assets at the end of the year	$(69,521)	$(4,337)

The accompanying notes are an integral part of the financial statements.

50

51

MML Large Cap Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Six months ended 6/30/06 (Unaudited)		Year ended 12/31/05††	Year ended 12/31/04
Net asset value, beginning of period	$11.27		$10.38	$9.35
Income (loss) from investment operations:
Net investment income	0.05		0.09 ***	0.06
Net realized and unrealized gain (loss) on investments	0.28		0.87	1.04
Total income (loss) from investment operations	0.33		0.96	1.10
Less distributions to shareholders:
From net investment income	-		(0.07)	(0.07)
Tax return of capital	-		(0.00)†	-
Total distributions	-		(0.07)	(0.07)
Net asset value, end of period	$11.60		$11.27	$10.38
Total Return(a)	2.84	%**	9.38%	11.79%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$165,356		$133,756	$82,898
Ratio of expenses to average daily net assets:
Before expense waiver	0.85	%*	0.89%	0.87%
After expense waiver	N/A		N/A	0.87	% #(b)
Net investment income to average daily net assets	0.88	%*	0.81%	0.78%
Portfolio turnover rate	4	%**	3%	3%

	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01
Net asset value, beginning of period	$7.26		$8.73		$9.86
Income (loss) from investment operations:
Net investment income	0.06		0.05		0.03
Net realized and unrealized gain (loss) on investments	2.09		(1.47)		(1.13)
Total income (loss) from investment operations	2.15		(1.42)		(1.10)
Less distributions to shareholders:
From net investment income	(0.06)		(0.05)		(0.03)
Tax return of capital	-		(0.00	)†	-
Total distributions	(0.06)		(0.05)		(0.03)
Net asset value, end of period	$9.35		$7.26		$8.73
Total Return(a)	29.60%		(16.23)%		(11.16)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$57,275		$33,919		$36,171
Ratio of expenses to average daily net assets:
Before expense waiver	0.92%		0.92%		0.87%
After expense waiver	0.90	% #(b)	0.90	% #(b)	N/A
Net investment income to average daily net assets	0.79%		0.61%		0.48%
Portfolio turnover rate	7%		32%		19%

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Tax return of capital is less than $0.01 per share.

††  Effective January 1, 2005, rebated brokerage commissions are included with realized gain and loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Total Return information shown in the Financial Highlights table does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

(b)  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

52

MML Equity Index Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class I
	Six months ended 6/30/06 (Unaudited)		Year ended 12/31/05		Year ended 12/31/04
Net asset value, beginning of period	$15.36		$14.90		$13.71
Income (loss) from investment operations:
Net investment income	0.12	***	0.21	***	0.22	***
Net realized and unrealized gain (loss) on investments	0.26		0.47		1.21
Total income (loss) from investment operations	0.38		0.68		1.43
Less distributions to shareholders:
From net investment income	-		(0.22)		(0.24)
Tax return of capital	-		(0.00	)†	-
From net realized gains	-		-		-
Total distributions	-		(0.22)		(0.24)
Net asset value, end of period	$15.74		$15.36		$14.90
Total Return(a)	2.47	%**	4.53%		10.42%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$71,286		$76,012		$85,138
Ratio of expenses to average daily net assets:
Before expense waiver	0.46	%*	0.48%		0.44%
After expense waiver	0.45	%*#	0.45	% #	N/A
Net investment income to average daily net assets	1.50	%*	1.42%		1.60%
Portfolio turnover rate	2	%**	4%		4%
	Class II
	Six months ended 6/30/06 (Unaudited)		Year ended 12/31/05		Year ended 12/31/04
Net asset value, beginning of period	$15.34		$14.89		$13.70
Income (loss) from investment operations:
Net investment income	0.13	***	0.24	***	0.25	***
Net realized and unrealized gain (loss) on investments	0.27		0.45		1.20
Total income (loss) from investment operations	0.40		0.69		1.45
Less distributions to shareholders:
From net investment income	-		(0.24)		(0.26)
Tax return of capital	-		(0.00	)†	-
From net realized gains	-		-		-
Total distributions	-		(0.24)		(0.26)
Net asset value, end of period	$15.74		$15.34		$14.89
Total Return(a)	2.61	%**	4.65%		10.60%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$170,352		$182,390		$184,271
Ratio of expenses to average daily net assets:
Before expense waiver	0.35	%*	0.37%		0.33%
After expense waiver	0.29	%*#	0.29	% #	0.27	% #
Net investment income to average daily net assets	1.66	%*	1.59%		1.75%
Portfolio turnover rate	2	%**	4%		4%

	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01
Net asset value, beginning of period	$10.83		$14.14		$16.27
Income (loss) from investment operations:
Net investment income	0.16	***	0.14	***	0.14	***
Net realized and unrealized gain (loss) on investments	2.88		(3.31)		(2.14)
Total income (loss) from investment operations	3.04		(3.17)		(2.00)
Less distributions to shareholders:
From net investment income	(0.16)		(0.14)		(0.07)
Tax return of capital	-		-		-
From net realized gains	-		-		(0.06)
Total distributions	(0.16)		(0.14)		(0.13)
Net asset value, end of period	$13.71		$10.83		$14.14
Total Return(a)	28.08%		(22.46)%		(12.32)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$78,597		$58,454		$81,535
Ratio of expenses to average daily net assets:
Before expense waiver	0.44%		0.44%		0.45%
After expense waiver	N/A		N/A		N/A
Net investment income to average daily net assets	1.37%		1.16%		0.92%
Portfolio turnover rate	5%		6%		5%

	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01
Net asset value, beginning of period	$10.82		$14.13		$16.26
Income (loss) from investment operations:
Net investment income	0.19	***	0.17	***	0.16	***
Net realized and unrealized gain (loss) on investments	2.87		(3.32)		(2.14)
Total income (loss) from investment operations	3.06		(3.15)		(1.98)
Less distributions to shareholders:
From net investment income	(0.18)		(0.16)		(0.09)
Tax return of capital	-		-		-
From net realized gains	-		-		(0.06)
Total distributions	(0.18)		(0.16)		(0.15)
Net asset value, end of period	$13.70		$10.82		$14.13
Total Return(a)	28.31%		(22.29)%		(12.18)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$188,869		$125,942		$74,636
Ratio of expenses to average daily net assets:
Before expense waiver	0.33%		0.33%		0.34%
After expense waiver	0.25	% #	0.26	% #	0.29	% #
Net investment income to average daily net assets	1.56%		1.37%		1.08%
Portfolio turnover rate	5%		6%		5%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Tax return of capital is less than $0.01 per share.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Total Return information shown in the Financial Highlights table does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all the periods shown.

The accompanying notes are an integral part of the financial statements.

53

MML Equity Index Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class III
	Six months ended 6/30/06 (Unaudited)		Year ended 12/31/05		Year ended 12/31/04
Net asset value, beginning of period	$15.31		$14.86		$13.67
Income (loss) from investment operations:
Net investment income	0.14	***	0.26	***	0.26	***
Net realized and unrealized gain (loss) on investments	0.27		0.46		1.21
Total income (loss) from investment operations	0.41		0.72		1.47
Less distributions to shareholders:
From net investment income	-		(0.27)		(0.28)
Tax return of capital	-		(0.00	)†	-
From net realized gains	-		-		-
Total distributions	-		(0.27)		(0.28)
Net asset value, end of period	$15.72		$15.31		$14.86
Total Return(a)	2.68	%**	4.80%		10.77%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$129,956		$137,295		$136,927
Ratio of expenses to average daily net assets:
Before expense waiver	0.21	%*	0.23%		0.19%
After expense waiver	0.15	%*#	0.15	% #	0.14	% #
Net investment income to average daily net assets	1.80	%*	1.72%		1.88%
Portfolio turnover rate	2	%**	4%		4%

	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01
Net asset value, beginning of period	$10.80		$14.10		$16.27
Income (loss) from investment operations:
Net investment income	0.20	***	0.18	***	0.19	***
Net realized and unrealized gain (loss) on investments	2.86		(3.31)		(2.19)
Total income (loss) from investment operations	3.06		(3.13)		(2.00)
Less distributions to shareholders:
From net investment income	(0.19)		(0.17)		(0.11)
Tax return of capital	-		-		-
From net realized gains	-		-		(0.06)
Total distributions	(0.19)		(0.17)		(0.17)
Net asset value, end of period	$13.67		$10.80		$14.10
Total Return(a)	28.38%		(22.18)%		(12.30)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$137,646		$115,070		$154,588
Ratio of expenses to average daily net assets:
Before expense waiver	0.19%		0.19%		0.20%
After expense waiver	0.14	% #	0.14	% #	0.15	% #
Net investment income to average daily net assets	1.67%		1.46%		1.32%
Portfolio turnover rate	5%		6%		5%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Tax return of capital is less than $0.01 per share.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Total Return information shown in the Financial Highlights table does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

The accompanying notes are an integral part of the financial statements.

54

MML Growth Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Six months ended 6/30/06 (Unaudited)		Year ended 12/31/05†††		Year ended 12/31/04
Net asset value, beginning of period	$7.27		$7.03		$6.74
Income (loss) from investment operations:
Net investment income (loss)	0.02		0.03		0.03
Net realized and unrealized gain (loss) on investments	(0.40)		0.24		0.29
Total income (loss) from investment operations	(0.38)		0.27		0.32
Less distributions to shareholders:
From net investment income	-		(0.03)		(0.03)
Net asset value, end of period	$6.89		$7.27		$7.03
Total Return(a)	(5.23	)% **	3.86%		4.78%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$19,117		$21,242		$22,894
Ratio of expenses to average daily net assets:
Before expense waiver	1.08	% *	1.05%		1.00%
After expense waiver	0.91	% *	0.91	% #	0.89	% (b)#
Net investment income (loss) to average daily net assets	0.69	% *	0.40%		0.47%
Portfolio turnover rate	60	% **	85%		184%

	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01
Net asset value, beginning of period	$5.48		$7.59		$10.15
Income (loss) from investment operations:
Net investment income (loss)	0.00	†	(0.01)		(0.00	)†
Net realized and unrealized gain (loss) on investments	1.26		(2.10)		(2.56)
Total income (loss) from investment operations	1.26		(2.11)		(2.56)
Less distributions to shareholders:
From net investment income	(0.00	)††	-		(0.00	)††
Net asset value, end of period	$6.74		$5.48		$7.59
Total Return(a)	23.02%		(27.80)%		(25.20)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$21,460		$16,568		$44,745
Ratio of expenses to average daily net assets:
Before expense waiver	1.28%		1.08%		0.99%
After expense waiver	0.86	% (b)#	0.89	% (b)#	0.91	% #
Net investment income (loss) to average daily net assets	0.02%		(0.10)%		(0.06)%
Portfolio turnover rate	271%		219%		292%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

†  Net investment income (loss) is less than $0.01 per share.

††  Distributions from net investment income are less than $0.01 per share.

†††  Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Total Return information shown in the Financial Highlights table does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

(b)  The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The related commissions are used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

55

MML OTC 100 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Six months ended 6/30/06 (Unaudited)		Year ended 12/31/05		Year ended 12/31/04
Net asset value, beginning of period	$4.18		$4.13		$3.76
Income (loss) from investment operations:
Net investment income (loss)	(0.00	)†	0.00	***†	0.02
Net realized and unrealized gain (loss) on investments	(0.18)		0.05		0.37
Total income (loss) from investment operations	(0.18)		0.05		0.39
Less distributions to shareholders:
From net investment income	-		(0.00	)†	(0.02)
From net realized gains	-		-		-
Total distributions	-		(0.00)		(0.02)
Net asset value, end of period	$4.00		$4.18		$4.13
Total Return(a)	(4.31	)% **	1.26%		10.48%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$8,210		$9,496		$12,223
Ratio of expenses to average daily net assets:
Before expense waiver	0.98	% *	0.86%		0.77%
After expense waiver	0.56	% *#	0.56	% #	0.56	% #
Net investment income (loss) to average daily net assets	(0.02	)% *	0.03%		0.63%
Portfolio turnover rate	4	% **	23%		35%

	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01
Net asset value, beginning of period	$2.53		$4.06		$6.07
Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.02)		(0.02	)***
Net realized and unrealized gain (loss) on investments	1.24		(1.51)		(1.99)
Total income (loss) from investment operations	1.23		(1.53)		(2.01)
Less distributions to shareholders:
From net investment income	-		-		-
From net realized gains	-		-		(0.00	)†
Total distributions	-		-		(0.00)
Net asset value, end of period	$3.76		$2.53		$4.06
Total Return(a)	48.62%		(37.68)%		(33.11)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$12,274		$4,096		$10,749
Ratio of expenses to average daily net assets:
Before expense waiver	1.22%		1.08%		0.71%
After expense waiver	0.56	% #	0.56	% #	0.56	% #
Net investment income (loss) to average daily net assets	(0.31)%		(0.45)%		(0.40)%
Portfolio turnover rate	48%		64%		67%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment income (loss) and distributions from net investment income and realized gains are less than $0.01 per share.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Total Return information shown in the Financial Highlights table does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

The accompanying notes are an integral part of the financial statements.

56

MML Small Cap Growth Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Six months ended 6/30/06 (Unaudited)		Year ended 12/31/05†		Year ended 12/31/04
Net asset value, beginning of period	$14.73		$13.21		$11.66
Income (loss) from investment operations:
Net investment loss	(0.03)		(0.05)		(0.07)
Net realized and unrealized gain (loss) on investments	0.64		1.57		1.62
Total income (loss) from investment operations	0.61		1.52		1.55
Less distributions to shareholders:
From net realized gains	-		-		-
Net asset value, end of period	$15.34		$14.73		$13.21
Total Return(a)	4.07	% **	11.58%		13.29%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$132,434		$105,008		$62,009
Ratio of expenses to average daily net assets:
Before expense waiver	1.18	% *	1.22%		1.21%
After expense waiver	N/A		1.18	% #	1.14	% (b)#
Net investment loss to average daily net assets	(0.42	)% *	(0.48)%		(0.63)%
Portfolio turnover rate	43	% **	61%		62%

	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01
Net asset value, beginning of period	$7.85		$10.60		$12.20
Income (loss) from investment operations:
Net investment loss	(0.07)		(0.09)		(0.06)
Net realized and unrealized gain (loss) on investments	3.88		(2.66)		(1.49)
Total income (loss) from investment operations	3.81		(2.75)		(1.55)
Less distributions to shareholders:
From net realized gains	-		-		(0.05)
Net asset value, end of period	$11.66		$7.85		$10.60
Total Return(a)	48.54%		(25.94)%		(12.71)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$47,687		$26,784		$48,983
Ratio of expenses to average daily net assets:
Before expense waiver	1.25%		1.24%		1.15%
After expense waiver	1.16	% (b)#	1.16	% (b)#	N/A
Net investment loss to average daily net assets	(0.79)%		(0.84)%		(0.46)%
Portfolio turnover rate	59%		53%		104%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

†  Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (see Note 3).

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Total Return information shown in the Financial Highlights table does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

(b)  The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

57

MML Emerging Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Six months ended 6/30/06 (Unaudited)		Year ended 12/31/05		Year ended 12/31/04
Net asset value, beginning of period	$5.97		$5.92		$5.16
Income (loss) from investment operations:
Net investment loss	(0.03	)***	(0.05)		(0.05)
Net realized and unrealized gain (loss) on investments	0.24		0.10		0.81
Total income (loss) from investment operations	0.21		0.05		0.76
Net asset value, end of period	$6.18		$5.97		$5.92
Total Return(a)	3.52	% **	0.84%		14.73%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$14,408		$13,807		$14,136
Ratio of expenses to average daily net assets:
Before expense waiver	1.52	% *	1.51%		1.62%
After expense waiver	1.16	% *#	1.16	% #	1.16	% #
Net investment loss to average daily net assets	(0.89	)% *	(0.91)%		(0.97)%
Portfolio turnover rate	89	% **	127%		184%

	Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01
Net asset value, beginning of period	$3.54		$6.15		$7.34
Income (loss) from investment operations:
Net investment loss	(0.04)		(0.05	)***	(0.04)
Net realized and unrealized gain (loss) on investments	1.66		(2.56)		(1.15)
Total income (loss) from investment operations	1.62		(2.61)		(1.19)
Net asset value, end of period	$5.16		$3.54		$6.15
Total Return(a)	45.76%		(42.44)%		(16.33)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$10,064		$4,333		$12,184
Ratio of expenses to average daily net assets:
Before expense waiver	2.28%		1.76%		1.37%
After expense waiver	1.16	% #	1.16	% #	1.16	% #
Net investment loss to average daily net assets	(1.09)%		(1.09)%		(0.81)%
Portfolio turnover rate	195%		190%		139%

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Total return information shown in the Financial Highlights table does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods above.

The accompanying notes are an integral part of the financial statements.

58

Notes to Financial Statements

1.  The Fund
   MML Series Investment Fund ("MML Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, as amended. The following are six series of the Trust (each individually referred to as a "Fund" or collectively as the "Funds"): MML Large Cap Value Fund ("Large Cap Value Fund"), MML Equity Index Fund ("Equity Index Fund"), MML Growth Equity Fund ("Growth Equity Fund"), MML OTC 100 Fund ("OTC 100 Fund"), MML Small Cap Growth Equity Fund ("Small Cap Growth Equity Fund") and MML Emerging Growth Fund ("Emerging Growth Fund").

The MML Trust was established by Massachusetts Mutual Life Insurance Company ("MassMutual") for the purpose of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by life insurance companies which are subsidiaries of MassMutual. Shares of MML Trust are not offered to the general public.

The Equity Index Fund offers three classes of shares: Class I, Class II and Class III. Each share class invests in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees borne by the classes. Because each class will have different fees and expenses, performance and share prices among the classes will vary. The classes of shares are offered to different types of investors, as outlined in the Fund's Prospectus.

2.  Significant Accounting Policies
   The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation
   Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees ("Trustees"), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term securities with a remaining maturity of sixty days or less are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. All other securities and other assets, including futures, options, swaps and debt securities for which the prices supplied by a pricing agent are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. Securities are typically valued on the basis of valuations furnished by a primary pricing service or, if no such valuation is available, from a secondary pricing service. However, valuation methods approved by the Trustees which are intended to reflect fair value may be used when pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund's value for a security is likely to be different from the last quoted market price or pricing service information. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

59

Notes to Financial Statements (Continued)

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

Securities Lending  Each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Funds taken at current value. The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities. At June 30, 2006, the Funds loaned securities having the following market values, collateralized by cash, which was invested in short-term instruments in the following amounts:

	Securities on Loan	Collateral
Large Cap Value Fund	$8,330,015	$8,535,169
Equity Index Fund	21,027,553	21,736,822
Growth Equity Fund	1,004,995	1,032,900
Small Cap Growth Equity Fund	29,367,377	30,642,766

For each Fund the amount of securities on loan indicated in the table above may not correspond with the securities on loan identified on the Portfolio of Investments because securities with pending sales are in process of recall from the brokers. At June 30, 2006, the Small Cap Growth Equity Fund had securities on loan with pending sales with a market value of $35,888.

The Trust receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the the six months ended June 30, 2006, the Trust earned securities lending agent fees as follows:

	Securities Lending Gross Income	Securities Lending Fees and Expenses	Securities Lending Net Income
Large Cap Value Fund	$321,032	$314,487	$6,545
Equity Index Fund	590,623	578,175	12,448
Growth Equity Fund	41,812	41,095	717
Small Cap Growth Equity Fund	559,723	528,111	31,612

Repurchase Agreements
   Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Funds and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

60

Notes to Financial Statements (Continued)

Accounting for Investments
   Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed on the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date

Federal Income Tax
   It is each Fund's intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no Federal income tax provision is required. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Dividends and Distributions to Shareholders
   Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to investments in passive foreign investment companies and the deferral of wash sale losses. As a result, net investment income and net realized gain on investment transactions for a reporting period may differ significantly from distributions during such period.

Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting the net asset value of the Funds.

Foreign Currency Translation
   The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

  Forward Foreign Currency Contracts
   Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially

61

Notes to Financial Statements (Continued)

subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered.

At June 30, 2006, the Funds had no open forward foreign currency contracts.

  Delayed Delivery Transactions, When Issued Securities, and Forward Commitments
   Each Fund may purchase or sell securities on a "when issued" or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized

At June 30, 2006, the Funds had no open obligations under these forward commitments.

Financial Futures Contracts
   The Funds may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or as a substitute for the purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A summary of open futures contracts for the Equity Index Fund, the Growth Equity Fund, and the OTC 100 Fund at June 30, 2006, is as follows:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Equity Index Fund
BUYS 36	Nasdaq 100 E-mini Index	09/15/06	$2,302,920	$36,535
Growth Equity Fund
BUYS 1	S&P 500 Index	09/14/06	319,850	4,471
OTC 100 Fund
BUYS 9	Nasdaq 100 E-mini Index	09/15/06	286,470	5,492

62

Notes to Financial Statements (Continued)

Allocation of Operating Activity
   In maintaining the records for the Equity Index Fund, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration fees, which are directly attributable to a class of shares, are charged to that class' operations. Expenses of the Fund not directly attributable to the operations of any class of shares are prorated among the classes to which the expense relates based on the relative net assets of each.

Foreign Securities
   The Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities issued by U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

3.  Management Fees and Other Transactions

Investment Management Fees
   Under agreements between the Trust and MassMutual on behalf of each Fund, MassMutual is responsible for providing investment management services for each Fund. In return for this service, MassMutual receives advisory fees quarterly based on the following annual rates.

For the Large Cap Value Fund, MassMutual receives a fee from the Fund at an annual rate of 0.80% on the first $100,000,000, 0.75% on the next $400,000,000 and 0.70% on assets over $500,000,000, of the average daily net asset value of the Fund.

For the Equity Index Fund, MassMutual receives a fee from the Fund at an annual rate of 0.10% of the average daily net asset value of the Fund.

For the Growth Equity Fund, MassMutual receives a fee from the Fund at an annual rate of 0.80% on the first $300,000,000, 0.77% on the next $300,000,000, 0.75% on the next $300,000,0000, 0.72% on the next $600,000,000 and 0.65% on assets over $1,500,000,000, of the average daily net asset value of the Fund.

For the OTC 100 Fund, MassMutual receives a fee from the Fund at an annual rate of 0.45% on the first $200,000,000, 0.44% on the next $200,000,000 and 0.42% on assets over $400,000,000, of the average daily net asset value of the Fund.

For the Small Cap Growth Equity Fund, MassMutual receives a fee from the Fund at the annual rate of 1.075% on the first $200,000,000, 1.05% on the next $200,000,000, 1.025% on the next $600,000,000 and 1.00% on assets over $1,000,000,000, of the average daily net asset value of the Fund.

For the Emerging Growth Fund, MassMutual receives a fee from the Fund at the annual rate of 1.05% on the first $200,000,000, 1.00% on the next $200,000,000 and 0.95% on assets over $400,000,000, of the average daily net asset value of the Fund.

MassMutual has entered into investment sub-advisory agreements with the following unaffiliated investment sub-advisers: Davis Selected Advisers, L.P. for the Large Cap Value Fund, Northern Trust Investments, N.A. for the Equity Index Fund and the OTC 100 Fund, Grantham, Mayo, Van Otterloo & Co. LLC for the Growth Equity Fund, RS Investment Management L.P. for the Emerging Growth Fund,

63

Notes to Financial Statements (Continued)

Waddell & Reed Investment Management Company for a portion of the Small Cap Growth Equity Fund, and Wellington Management Company, LLP for a portion of the Small Cap Growth Equity Fund. MassMutual pays a sub-advisory fee to each of these sub-advisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and (2) the average daily net assets of all other funds or accounts of MassMutual or its affiliates for which the sub-adviser provides sub-advisory services and which have substantially the same investment objectives, policies and investment strategies.

Administration & Shareholder Service Fees
   For the Equity Index Fund, under a separate administrative and shareholder services agreement between the Fund and MassMutual, MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual receives an administrative services fee monthly based upon the average daily net assets of the applicable class of shares of the Fund at the following annual rates: 0.30% on the first $100,000,000, 0.28% on the next $150,000,000 and 0.26% on assets in excess of $250,000,000 of Class I shares of the Fund, 0.19% of the average daily net assets of Class II shares of the Fund, and for Class III shares, an amount not to exceed 0.05% of the average daily net assets of Class III shares.

Expense Waivers
   For all Funds, except the Equity Index Fund, MassMutual has agreed, at least through April 30, 2007, to bear the expenses of the Fund to the extent that the aggregate expenses (excluding the Fund's management fee, interest, taxes, brokerage commissions and extraordinary expenses) incurred during the Fund's fiscal year exceed 0.11% of the average daily net assets of the Fund for such year.

For each class of the Equity Index Fund, MassMutual has agreed, at least through April 30, 2007, to bear the expenses of the Fund, to the extent that the aggregate expenses (excluding the Fund's management and administrative fees, interest, taxes, brokerage commissions and extraordinary expenses) incurred during the Fund's fiscal year exceed 0.05% of the average daily net assets of the Fund for such year. MassMutual has also agreed to waive certain administrative and shareholder service fees payable by the Fund on account of Class II or Class III shares.

Rebated Brokerage Commissions
   The Large Cap Value Fund and the Small Cap Growth Equity Fund have entered into agreements with certain brokers whereby the brokers will rebate, in cash, a portion of brokerage commissions. Effective January 1, 2005, amounts earned by the Funds under such agreements are included with realized gain or loss on investment transactions presented in the statement of operations. Prior to January 1, 2005, amounts earned by the Funds under such agreements were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. For the the six months ended June 30, 2006, brokerage commissions under these agreements are as follows:

Commissions
Large Cap Value Fund	$1,800
Small Cap Growth Equity Fund	19,678

Other   Certain officers and trustees of the Funds are also officers of MassMutual. The compensation of each trustee who is not an officer of MassMutual is borne by the Funds.

Deferred Compensation
   Trustees of the Funds that are not employees of MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with terms of the Non-Qualified Deferred Compensation Plan. Any amounts deferred shall accrue interest at a rate equal to eight percent (8%) per annum.

For the the six months ended June 30, 2006, no significant amounts have been deferred.

64

Notes to Financial Statements (Continued)

4.  Purchases and Sales of Investments
   Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the the six months ended June 30, 2006, were as follows:

		Long-Term U.S. Government Securities	Other Long-Term Securities
Purchases	Large Cap Value Fund	$-	$37,568,483
	Equity Index Fund	-	8,397,688
	Growth Equity Fund	-	11,964,923
	OTC 100 Fund	-	319,027
	Small Cap Growth Equity Fund	-	60,547,208
	Emerging Growth Fund	-	12,204,931
Sales	Large Cap Value Fund	$-	$6,282,107
	Equity Index Fund	-	39,744,302
	Growth Equity Fund	-	13,214,827
	OTC 100 Fund	-	1,391,289
	Small Cap Growth Equity Fund	-	46,286,164
	Emerging Growth Fund	-	12,522,595

5.  Capital Share Transactions
   The Funds are authorized to issue an unlimited number of shares, with no par value in each class of shares. Changes in shares outstanding for each Fund are as follows:

	Six months ended June 30, 2006		Year ended December 31, 2005
	Shares	Amount	Shares	Amount
Large Cap Value Fund
Sold	3,075,059	$35,380,561	4,797,526	$51,433,898
Issued as reinvestment of dividends	-	-	75,819	859,292
Redeemed	(680,881)	(7,835,423)	(993,590)	(10,513,332)
Net increase (decrease)	2,394,178	$27,545,138	3,879,755	$41,779,858
Equity Index Fund Class I
Sold	232,421	$3,632,910	268,067	$4,013,494
Issued as reinvestment of dividends	-	-	68,899	1,066,558
Redeemed	(654,296)	(10,377,823)	(1,099,955)	(16,412,073)
Net increase (decrease)	(421,875)	$(6,744,913)	(762,989)	$(11,332,021)
Equity Index Fund Class II
Sold	547,690	$8,713,544	1,309,259	$19,563,975
Issued as reinvestment of dividends	-	-	184,796	2,856,941
Redeemed	(1,613,963)	(25,752,161)	(1,980,256)	(29,270,326)
Net increase (decrease)	(1,066,273)	$(17,038,617)	(486,201)	$(6,849,410)
Equity Index Fund Class III
Sold	81,571	$1,274,751	37,261	$572,832
Issued as reinvestment of dividends	-	-	151,784	2,342,021
Redeemed	(782,382)	(12,268,571)	(435,899)	(6,526,737)
Net increase (decrease)	(700,811)	$(10,993,820)	(246,854)	$(3,611,884)
Growth Equity Fund
Sold	120,070	$869,878	436,645	$3,014,287
Issued as reinvestment of dividends	-	-	12,569	92,443
Redeemed	(264,483)	(1,915,895)	(784,162)	(5,509,776)
Net increase (decrease)	(144,413)	$(1,046,017)	(334,948)	$(2,403,046)
OTC 100 Fund
Sold	163,752	$688,568	441,743	$1,731,964
Issued as reinvestment of dividends	-	-	1,039	4,405
Redeemed	(382,452)	(1,621,819)	(1,131,374)	(4,506,273)
Net increase (decrease)	(218,700)	$(933,251)	(688,592)	$(2,769,904)

65

Notes to Financial Statements (Continued)

	Six months ended June 30, 2006		Year ended December 31, 2005
	Shares	Amount	Shares	Amount
Small Cap Growth Equity Fund
Sold	2,064,240	$32,227,150	3,182,280	$43,230,890
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(558,737)	(8,732,876)	(750,195)	(10,069,083)
Net increase (decrease)	1,505,503	$23,494,274	2,432,085	$33,161,807
Emerging Growth Fund
Sold	296,995	$1,897,755	387,186	$2,159,099
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(276,301)	(1,756,388)	(464,574)	(2,608,565)
Net increase (decrease)	20,694	$141,367	(77,388)	$(449,466)

6.  Federal Income Tax Information
   At June 30, 2006, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a Federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Large Cap Value Fund	$146,399,089	$30,039,405	$(1,855,900)	$28,183,505
Equity Index Fund	343,001,383	87,679,640	(35,442,950)	52,236,690
Growth Equity Fund	20,439,377	675,743	(946,557)	(270,814)
OTC 100 Fund	7,402,516	1,546,026	(717,705)	828,321
Small Cap Growth Equity Fund	140,045,402	21,356,667	(4,674,250)	16,682,417
Emerging Growth Fund	13,319,178	1,432,086	(583,411)	848,675

At December 31, 2005, the following Funds had available, for Federal income tax purposes, unused capital losses:

	Expiring 2008	Expiring 2009	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013
Large Cap Value Fund	$8,346	$1,160,333	$2,527,171	$1,015,022	$578,706	$465,641
Equity Index Fund	-	-	6,501,477	110,945	2,351,065	3,224,406
Growth Equity Fund	-	16,099,967	7,953,799	-	-	-
OTC 100 Fund	-	524,374	4,762,508	2,362,711	1,300,985	-
Small Cap Growth Equity Fund	-	2,117,631	8,158,841	930,646	-	-
Emerging Growth Fund	-	4,051,252	3,402,428	-	-	-

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

Certain differences exist from the amounts reflected in the Statement of Changes in Net Assets primarily due to the character of short-term capital gains treated as ordinary income for tax purposes. The tax character of distributions paid during the year ended December 31, 2005 was as follows:

	Ordinary Income	Long Term Capital Gain	Short Term Capital Gain	Return of Capital
Large Cap Value Fund	$827,092	$-	$-	$32,205
Equity Index Fund	6,236,349	-	-	29,171
Growth Equity Fund	92,443	-	-	-
OTC 100 Fund	4,405	-	-	-

66

Notes to Financial Statements (Continued)

At December 31, 2005, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain/ (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation*
Large Cap Value Fund	$-	$(5,755,219)	$(59,798)	$24,359,776
Equity Index Fund	-	(12,187,893)	(404,510)	38,591,605
Growth Equity Fund	-	(24,053,766)	(7,532)	1,367,476
OTC 100 Fund	95	(8,950,578)	(3,873)	1,069,741
Small Cap Growth Equity Fund	-	(11,207,118)	(17,114)	18,990,168
Emerging Growth Fund	-	(7,453,680)	(4,337)	1,250,800

*  Includes unrealized appreciation (depreciation) on investments, derivatives and foreign currency denominated assets and liabilities if any.

The following Funds elected to defer to January 1, 2006 post-October losses:

Amount
Large Cap Value Fund	$16,825
Equity Index Fund	313,532

The following Funds elected to defer to January 1, 2006 post-October currency losses:

Amount
Large Cap Value Fund	$21,985

7.  Proxy Voting (Unaudited)
   A description of the policies and procedures that each Fund's investment adviser and sub-advisers use to vote proxies relating to the Fund's portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com and on the Securities and Exchange Commission's website at http://www.sec.gov.

8.  Quarterly Reporting (Unaudited)
   The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

9.  Subsequent Event
   As disclosed in the Supplement dated July 14, 2006 to the MML Trust Prospectus dated May 1, 2006, Delaware Management Company and Insight Capital Research & Management, Inc. have become co-sub-advisers to the MML Emerging Growth Fund, replacing RS Investment Management, L.P.

67

Notes to Financial Statements (Continued)

10.  Trustees' Approval of Investment Advisory Contracts (Unaudited)
   At Contract Committee meetings held on January 26, 2006 and February 6, 2006 and a Board meeting held on February 6, 2006, respectively, the Board of Trustees of the Trust, including the Trustees who are not "interested persons" (as such term is defined in the 1940 Act) of the Trust, the Adviser or Sub-Advisers (the "Independent Trustees"), approved the Advisory Agreements and Sub-Advisory Agreements for each of the Large Cap Value Fund, Equity Index Fund, Growth Equity Fund, OTC 100 Fund, Small Cap Growth Equity Fund and Emerging Growth Fund (each a "Fund" and collectively, the "Funds"). In preparation for the meetings, the Trustees requested, and the Adviser and Sub-Advisers provided in advance of the meetings, certain materials relevant to the consideration of the Advisory Agreements and Sub-Advisory Agreements. The Trustees also requested, and received in advance of the meetings, a fee study report with respect to each Fund prepared by an independent third-party vendor (the "Third-Party Report"). The Third-Party Report presented information concerning advisory fees, total expense ratios and investment performance that compared the Funds to a peer group identified by the third-party vendor. The Trustees also received in board materials in advance of the meetings, memoranda prepared by counsel to the Independent Trustees addressing their duties and responsibilities in approving the Advisory Agreements and Sub-Advisory Agreements, including identification of types of information relevant to such consideration.

Representatives of the third-party vendor preparing the Third-Party Report requested by the Trustees were present for a portion of the January 26, 2006 meeting and made a presentation to the Trustees with respect to this Report. Such representatives also addressed questions posed by the Trustees concerning the Report. At the meeting, representatives of the Adviser made an extensive presentation concerning the Adviser's operations and capabilities as well as the investment strategy to be pursued by each Fund and each Sub-Adviser's capabilities in managing such a strategy.

In approving the Advisory Agreements, the Trustees took note of the fact that the Adviser would delegate substantially all responsibility for furnishing a continuous investment program for the Funds, and making investment decisions with respect to a Fund's assets, to the relevant Sub-Advisers. The Trustees examined the Adviser's ability to provide investment oversight, administrative and shareholder services to the Funds. The Trustees also considered the experience and qualifications of the personnel of the Adviser that would be performing, or overseeing the performance of, the services to be provided to the Funds and the needs of the Funds for administrative and shareholder services. Based on the above, the Trustees concluded that the resources to be devoted by the Adviser were appropriate to fulfill effectively its duties under the Advisory Agreements.

The Trustees considered a number of factors they believed to be relevant to the interests of shareholders of the Funds. Such factors included (i) the ability of the Adviser to monitor the operations and performance of each Fund's Sub-Adviser, (ii) the financial condition, stability and business strategy of the Adviser, (iii) the ability of the Adviser with respect to regulatory compliance and the ability to monitor compliance with the investment policies of the Funds, (iv) possible economies of scale, and (v) any conditions affecting the Adviser's future provision of high quality services to the Funds. The Trustees concluded that the anticipated scope and quality of the services to be provided by the Adviser were satisfactory, in light of market conditions, the resources to be dedicated by the Adviser and its integrity, personnel, and financial resources, to merit approval of the Advisory Agreements.

The Trustees took into account not only the actual dollar amount of fees to be paid by the Funds to the Adviser, but also took into account the estimated profitability of the Funds to the Adviser and the so-called "fallout benefits" to the Adviser, such as any reputational value derived from serving as investment adviser to the Funds. The Trustees also reviewed the performance of each Fund for the past one, three and five-year periods, as applicable.

Based on the foregoing, the Trustees concluded that the fees to be paid to the Adviser under the Advisory Agreements and the Funds' total expenses were fair and reasonable, given the anticipated scope and quality of the services to be rendered by the Adviser.

In approving the Sub-Advisory Agreements with respect to the Funds, the Trustees considered a wide range of information about, among other things: each Sub-Adviser and its personnel with responsibilities

68

Notes to Financial Statements (Continued)

for providing services to the respective Fund; the terms of the Sub-Advisory Agreements; the scope and quality of services to be provided to each Fund under the Sub-Advisory Agreements; and the fees payable to each Sub-Adviser by the Adviser. The Trustees did not generally review the profitability of the Sub-Advisers based on the fact that the sub-advisory fees were paid by the Adviser and on the conclusion that, accordingly, the sub-advisory fees were being negotiated at arm's length. The Trustees were also informed that each Sub-Adviser may receive research services from brokers in connection with portfolio securities transactions for the Funds and that research services furnished by brokers through which the Funds effect securities transactions may be used by each Sub-Adviser in advising other accounts that it advises. Conversely, research services furnished to each Sub-Adviser in connection with other accounts each Sub-Adviser advises may be used by a Sub-Adviser in advising the Funds.

Based on the foregoing, the Trustees concluded that the investment processes, research capabilities and philosophies of each Sub-Adviser would be well suited to each Fund, given their investment objectives and policies.

Following their review, the Trustees determined that the terms of the Advisory Agreements and Sub-Advisory Agreements were fair and reasonable with respect to each Fund and were in the best interests of each Fund's shareholders. After carefully considering the information summarized above, the Trustees, including the Independent Trustees voting separately, unanimously voted to approve the Advisory Agreements and the Sub-Advisory Agreements.

Prior to the votes being taken to approve the Advisory Agreements and Sub-Advisory Agreements, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. In their deliberations with respect to these matters, the Independent Trustees were advised by their independent legal counsel. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

11.  Special
Meeting
of Shareholders
(Unaudited)
   A Special Meeting of Shareholders of MML Large Cap Value Fund, MML Equity Index Fund, MML Growth Equity Fund, MML OTC 100 Fund, MML Small Cap Growth Equity Fund and MML Emerging Growth Fund, each a series of MML Series Investment Fund, was held on April 13, 2006. Notice of the meeting, and a Proxy Statement, were distributed on or about March 17, 2006 to shareholders of record as of February 21, 2006. The results of the vote on the matter submitted to shareholders at the Special Meeting are as follows:

Proposal 1: To elect Richard H. Ayers, Allan W. Blair, Mary E. Boland, Frederick C. Castellani, Richard W. Greene, R. Alan Hunter, Jr., Robert E. Joyal and F. William Marshall, Jr. as Trustees for an indefinite term of office. A

Proposal 1:	Shares	Shares For	% of Shares Voted	Withhold	% of Shares Voted
Richard H. Ayers	35,944,152.85	34,597,453.47	96.253	1,346,699.38	3.747

Allan W. Blair	35,944,152.85	34,587,480.50	96.226	1,356,672.35	3.774

Mary E. Boland	35,944,152.85	34,626,191.51	96.333	1,317,961.35	3.667

Frederick C. Castellani	35,944,152.85	34,613,099.23	96.297	1,331,053.63	3.703

Richard W. Greene	35,944,152.85	34,605,559.31	96.276	1,338,593.54	3.724

R. Alan Hunter, Jr.	35,944,152.85	34,597,056.60	96.252	1,347,096.26	3.748

Robert E. Joyal	35,944,152.85	34,564,253.12	96.161	1,379,899.73	3.839

F. William Marshall, Jr.	35,944,152.85	34,525,175.34	96.052	1,418,977.52	3.948

A  Denotes trust-wide proposals and voting results.

69

Notes to Financial Statements (Unaudited)

Fund Expenses June 30, 2006

Expense Examples	The following information is in regards to expenses for the six month period ended June 30, 2006:
As a shareholder of the Funds, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested for the six month period ended June 30, 2006.

Actual Expenses	The first line of each table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Operating Expenses Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes	The second line of each table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

70

Notes to Financial Statements (Unaudited) (Continued)

The Funds incur ongoing operating expenses during the normal course of business, such as management fees and other expenses. The following tables, assuming a $1,000 investment in a class of shares, disclose the ending account value and operating expenses incurred for the six months ended June 30, 2006, based on, (1) the Fund's actual return and actual expenses, and (2) a hypothetical annualized 5% return and the Fund's actual expenses:

Large Cap Value Fund

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,028.40	$4.27
2	) Hypothetical	1,000.00	1,020.58	4.26

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2006 of 0.85%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Equity Index Fund

Class I

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,024.70	$2.26
2	) Hypothetical	1,000.00	1,022.56	2.26

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2006 of 0.45%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class II

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,026.10	$1.46
2	) Hypothetical	1,000.00	1,023.36	1.45

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2006 of 0.29%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class III

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,026.80	$0.75
2	) Hypothetical	1,000.00	1,024.05	0.75

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2006 of 0.15%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

71

Notes to Financial Statements (Unaudited) (Continued)

Growth Equity Fund

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$947.70	$4.39
2	) Hypothetical	1,000.00	1,020.28	4.56

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2006 of 0.91%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

OTC 100 Fund

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$956.90	$2.72
2	) Hypothetical	1,000.00	1,022.02	2.81

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2006 of 0.56%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Small Cap Growth Equity Fund

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,040.70	$5.97
2	) Hypothetical	1,000.00	1,018.94	5.91

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2006 of 1.18%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Emerging Growth Fund

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,035.20	$5.85
2	) Hypothetical	1,000.00	1,019.04	5.81

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2006 of 1.16%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

72

© 2006 Massachusetts Mutual Life Insurance Company. All rights reserved.

MassMutual Financial Group is a marketing designation (or fleet name) for
Massachusetts Mutual Life Insurance Company (MassMutual) and its affiliates.

L4540 906

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

 The following procedures for shareholders to submit nominee candidates were adopted by the Registrant’s Nominating Committee and the Board of Trustees on August 7, 2006:

A Trust shareholder must follow the following procedures in order to properly submit a nominee recommendation for the Committee’s consideration.

1.     The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust’s Nominating Committee, to the attention of the Secretary, at the address of the principal executive offices of the Trust.

2.     The Shareholder Recommendation must be delivered to or mailed and received at the principal executive offices of the Trust at least 60 calendar days before the date of the meeting at which the Committee is to select a nominee for independent Trustee.

3.     The Shareholder Recommendation must include:

(i) a statement in writing setting forth:

(A)          the name, age, date of birth, phone number, business address, residence address and nationality of the person recommended by the shareholder (the “Candidate”);

(B)           the class or series and number of all shares of the Trust owned of record or beneficially by the Candidate, as reported to such shareholder by the Candidate;

(C)           any other information regarding the Candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust);

(D)           any other information regarding the Candidate that would be required to be disclosed if the Candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of Trustees or directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and

(E)           whether the recommending shareholder believes that the Candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the Candidate that will be sufficient for the Trust to make such determination;

(ii) the written and signed consent of the Candidate to be named as a nominee, for such Candidate’s information submitted in accordance with (i) above, to be disclosed as may be necessary or appropriate and to serve as a Trustee if elected;

(iii) the recommending shareholder’s name as it appears on the Trust’s books, the number of all shares of each series and class of the Trust owned beneficially and of record by the recommending shareholder;

(iv) a description of all arrangements or understandings between the recommending shareholder and the Candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder; and

(v) such other information as the Committee may require the Candidate to furnish as it may reasonably require or deem necessary to determine the eligibility of such Candidate to serve as a Trustee or to satisfy applicable law.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund

By (Signature and Title)	/s/ David W. O’Leary
David W. O’Leary, President and Principal Executive Officer

Date	8/22/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David W. O’Leary
David W. O’Leary, President and Principal Executive Officer

Date	8/22/06

By (Signature and Title)	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date	8/22/06